     As filed with the Securities and Exchange Commission on July 24, 2002
                                                  Commission File Nos. 333-86046
                                                                        811-3199

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]

                    Pre-Effective Amendment No. __                        [ ]
                    Post-Effective Amendment No. 1                        [X]

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]

                    Amendment No. 80                                      [X]

                    KILICO Variable Annuity Separate Account
                           (Exact Name of Registrant)

                     Kemper Investors Life Insurance Company
                               (Name of Depositor)

        1600 McConnor Parkway, Schaumburg, Illinois              60196-6801
    (Address of Depositor's Principal Executive Offices)         (Zip Code)

   Depositor's Telephone Number, including Area Code:          (847) 874-4000

                             Debra P. Rezabek, Esq.
                              1600 McConnor Parkway
                           Schaumburg, Illinois 60196
                     (Name and Address of Agent for Service)

                                   Copies To:

           Frank Julian, Esq.                        Joan E. Boros, Esq.
 Kemper Investors Life Insurance Company               Jorden Burt LLP
          1600 McConnor Parkway              1025 Thomas Jefferson Street, N.W.
       Schaumburg, Illinois 60196                        Suite 400E
                                                   Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective (check appropriate box)
     [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
     [X]  on July 31, 2002 pursuant to paragraph (b) of Rule 485
     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:
     Variable portion of individual and group flexible premium modified guaranteed, fixed and variable deferred annuity contracts.

                               Scope of Amendment

Registrant is filing this Post-Effective amendment ("Amendment") for the purpose of adding a new prospectus and Statement of Additional Information ("SAI"). The new prospectus and SAI are identical to the prospectus and SAI included in the currently effective Registration Statement, except that the funds in which Registrant invests are different. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein. It specifically does not delete the currently effective prospectus and SAI, dated July 23, 2002, each of which is incorporated herein by reference.

                              CROSS-REFERENCE SHEET
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                       Registration Statement on Form N-4

N-4 Item                                                                  Caption in Prospectus
--------                                                                  ---------------------
Part A
     Item 1.      Cover Page ...........................................  Facing Page and Outside Front Cover Page of Prospectus
     Item 2.      Definitions ..........................................  Definitions
     Item 3.      Synopsis .............................................  Summary; Summary of Expenses
     Item 4.      Condensed Financial Information ......................  Not Applicable
     Item 5.      General Description of Registrant, Depositor and
                  Portfolio Companies ..................................  KILICO, the Separate Account and the Funds; The MVA and
                                                                          Fixed Account Options; Voting Rights
     Item 6.      Deductions and Expenses ..............................  Contract Charges and Expenses
     Item 7.      General Description of Variable Annuity Contracts ....  The Contracts
     Item 8.      Annuity Period .......................................  The Annuity Period
     Item 9.      Death Benefit ........................................  The Annuity Period; The Accumulation Period
     Item 10.     Purchases and Contract Value .........................  KILICO, the Separate Account and the Funds;  The MVA and
                                                                          Fixed Account Options; The Contracts
     Item 11.     Redemptions ..........................................  The Contracts; The Accumulation Period
     Item 12.     Taxes ................................................  Federal Income Taxes
     Item 13.     Legal Proceedings ....................................  Legal Matters
     Item 14.     Table of Contents of the Statement of
                  Additional Information ...............................  Table of Contents-Statement of Additional Information

N-4 Item                                                                  Caption in SAI
--------                                                                  --------------
Part B
     Item 15.     Cover Page ...........................................  Cover Page
     Item 16.     Table of Contents ....................................  Table of Contents
     Item 17.     General Information and History ......................  Not Applicable
     Item 18.     Services .............................................  Services to the Separate Account
     Item 19.     Purchase of Securities Being Offered .................  Not Applicable
     Item 20.     Underwriters .........................................  Services to the Separate Account
     Item 21.     Calculation of Performance Data ......................  Performance Information of Subaccounts
     Item 22.     Annuity Payments .....................................  Not Applicable
     Item 23.     Financial Statements .................................  Financial Statements

Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                PROSPECTUS FOR
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
 INDIVIDUAL AND GROUP FLEXIBLE PREMIUM MODIFIED GUARANTEED, FIXED AND VARIABLE
                          DEFERRED ANNUITY CONTRACTS
--------------------------------------------------------------------------------

                                   Issued By
                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                      and
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

   This Prospectus describes Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contracts (the "Contract(s)") offered by Kemper Investors Life Insurance Company ("KILICO"). The Contract is designed to provide annuity benefits for retirement that may or may not qualify for certain federal tax advantages. The Contracts may be purchased by natural persons or by trusts or custodial accounts that hold the Contract as agent for and for the sole benefit of a natural person. The Contract is not available for sale to other types of purchasers without our prior approval. Depending on particular state requirements, the Contracts may be issued on a group or individual basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract. For purposes of this Prospectus, the term "Contract" refers both to certificates and to individual annuity contracts.

   You may allocate purchase payments to one or more of the Subaccount options, the Fixed Account option or the modified guaranteed option referred to in the Prospectus as the Market Value Adjustment ("MVA") option. The Contract currently offers 26 variable options, each of which is a Subaccount of KILICO Variable Annuity Separate Account. Currently, you may choose among Subaccounts that invest in the following Portfolios or Funds:
               The Alger American Fund (Class S Shares):
               . Alger American Growth Portfolio
               . Alger American MidCap Growth Portfolio
               . Alger American Small Capitalization Portfolio
               American Century Variable Portfolios, Inc. ("VP")
               (Class II Shares):
               . American Century VP Income & Growth
               . American Century VP Value
               Credit Suisse Trust:
               . Credit Suisse Trust-Emerging Markets
               The Dreyfus Socially Responsible Growth Fund, Inc.
               (Service Shares)
               Fidelity Variable Insurance Products Funds ("VIP")
               (Service Class 2 Shares):
               . Fidelity VIP Contrafund(R)
               . Fidelity VIP Equity-Income
               . Fidelity VIP Growth
               . Fidelity VIP Index 500

                  J.P. Morgan Series Trust II:
                  . JPMorgan Small Company
                  Janus Aspen Series (Service Shares):
                  . Janus Aspen Aggressive Growth
                  . Janus Aspen Balanced
                  . Janus Aspen Growth
                  . Janus Aspen Worldwide Growth
                  Scudder Variable Series I (Class B Shares):
                  . Scudder Capital Growth
                  . Scudder International
                  Scudder Variable Series II (Class B Shares):
                  . Scudder Government Securities
                  . Scudder Growth
                  . Scudder High Yield
                  . Scudder Investment Grade Bond
                  . Scudder Money Market
                  . Scudder Small Cap Growth
                  . Scudder Technology Growth
                  . Scudder Total Return

   Subaccounts and Portfolios may be added or deleted in the future. Contract values allocated to any of the Subaccounts vary, reflecting the investment experience of the selected Subaccounts. Contract values allocated to the Fixed Account option or one or more Guarantee Periods of the Market Value Adjustment option accumulate on a fixed basis.


   The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and are not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.

   This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for future reference. We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference in this Prospectus. You may obtain a free copy by writing us or calling 1-800-621-5001. A table of contents for the SAI appears on page 47. You may also find this Prospectus and other information about the Separate Account required to be filed with the Securities and Exchange Commission ("SEC") at the SEC's web site at http://www.sec.gov.

   The date of this Prospectus is       , 2002.

   The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
================================================================================

                                                                 Page
                                                                 ----
          DEFINITIONS...........................................   1
          SUMMARY...............................................   3
          SUMMARY OF EXPENSES...................................   5
          CONDENSED FINANCIAL INFORMATION.......................  12
          KILICO, THE SEPARATE ACCOUNT AND THE FUNDS............  12
          THE MVA AND FIXED ACCOUNT OPTIONS.....................  16
          THE CONTRACTS.........................................  18
          CONTRACT CHARGES AND EXPENSES.........................  30
          THE ANNUITY PERIOD....................................  34
          FEDERAL INCOME TAXES..................................  39
          DISTRIBUTION OF CONTRACTS.............................  45
          VOTING RIGHTS.........................................  46
          REPORTS TO CONTRACT OWNERS AND INQUIRIES..............  46
          EXPERTS...............................................  46
          LEGAL MATTERS.........................................  46
          SPECIAL CONSIDERATIONS................................  46
          AVAILABLE INFORMATION.................................  47
          LEGAL PROCEEDINGS.....................................  47
          TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION  47
          FINANCIAL STATEMENTS..................................  47
          ANNUAL REPORTS AND OTHER DOCUMENTS....................  47
          APPENDICES............................................  49

                                  DEFINITIONS

   The following terms, as used in this Prospectus, have the indicated meanings:

   Accumulated Guarantee Period Value--The sum of the Guarantee Period Values.

   Accumulation Period--The period between the Date of Issue and the Annuity
Date.

   Accumulation Unit--An accounting unit of measure used to calculate the value of each Subaccount during the Accumulation Period. Each Subaccount will have an Accumulation Unit for each combination of charges.

   Annuitant--The person during whose lifetime the Fixed Annuity or Variable Annuity is to be paid.

   Annuity Date--The date on which your Contract matures, and we begin to make annuity payments to you. The original Annuity Date you selected in your Contract application is stated in your Contract Schedule.

   Annuity Option--One of several forms in which you may elect to have annuity payments made to you after the Annuity Date.

   Annuity Period--The period starting on the Annuity Date during which we make annuity payments to you.

   Annuity Unit--An accounting unit of measure used to calculate the amount of Variable Annuity payments after the first annuity payment.

   Beneficiary--The person you designate or designated under the Contract to receive any benefits under a Contract upon your death.

   Company ("we", "us", "our", "KILICO")--Kemper Investors Life Insurance Company, Schaumburg, Illinois 60196.

   Contract--A Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contract offered on an individual or group basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract.

   Contract Anniversary--An anniversary of the Date of Issue.

   Contract Schedule--The schedule pages appearing at the beginning of your Contract.


   Contract Value--The sum of the Fixed Account Contract Value, plus the Separate Account Contract Value, plus the Accumulated Guarantee Period Value.


   Contract Year--A one-year period starting on the Date of Issue and successive Contract Anniversaries.

   Date of Issue--The Date of Issue is stated in your Contract Schedule.

   Debt--The principal of any outstanding loan plus any accrued interest. Loans are available under certain Qualified Plan Contracts.

   Fixed Account--The General Account of KILICO to which you may allocate all or a portion of Purchase Payments or Contract Value.


   Fixed Account Contract Value--The (1) Purchase Payments allocated and amounts transferred to the Fixed Account; plus (2) interest credited; minus (3) withdrawals, previously assessed withdrawal charges and transfers on any Valuation Date; minus (4) any applicable portion of the records maintenance charge.


   Fixed Annuity--An annuity payment plan, which does not vary in dollar amount with investment experience.

   Fund(s)--An investment company which provides the Portfolios available for investment by a Subaccount.

   General Account--Our assets other than those allocated to any of our separate accounts.

   Guaranteed Interest Rate--The rate of interest we establish for a given Guarantee Period.

   Guarantee Period--A period of time during which an amount is to be credited with a Guaranteed Interest Rate assuming no partial withdrawal, surrender, or transfer prior to the end of that Guarantee Period. The Guarantee Periods initially offered are stated in your Contract Schedule.


   Guarantee Period Value--The (1) Purchase Payment allocated or amount transferred to a Guarantee Period; plus (2) interest credited; minus (3) withdrawals, previously assessed withdrawal charges and transfers; minus (4) any applicable portion of the records maintenance charge; adjusted for (5) any applicable Market Value Adjustment previously made.


   Market Adjusted Value--A Guarantee Period Value adjusted by the Market Value Adjustment formula prior to the end of a Guarantee Period.

   Market Value Adjustment--An adjustment of Guarantee Period Values in accordance with the Market Value Adjustment formula that applies to amounts used to purchase an Annuity Option on the Annuity Date, partial or total withdrawals, or transfers prior to the end of the Guarantee Period. The adjustment reflects the change in the value of the Guarantee Period Value due to changes in interest rates since the date the Guarantee Period commenced.

   Non-Qualified Plan Contract--This Contract issued other than as a Qualified Plan Contract.

   Owner, Contract Owner, you, your, yours--The person(s) named as Owner unless later changed as provided in this Contract. When more than one person is named as Owner, the terms, "you," "your," and "yours" mean joint Owners.

   Payee--A recipient of periodic payments under the Contract.

   Portfolio--A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets.

   Purchase Payment--The dollar amount we receive in U.S. currency to buy the benefits this Contract provides.

   Qualified Plan Contract--A Contract issued under a retirement plan which qualifies for favorable income tax treatment under Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code as amended.

   Separate Account--A unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940 known as the KILICO Variable Annuity Separate Account.

   Separate Account Contract Value--The sum of the Subaccount Values on a Valuation Date.

   Subaccounts--The subdivisions of the Separate Account. Each Subaccount invests all of its assets in a specified Portfolio or Fund.

   Subaccount Value--The value of your interest in each Subaccount.

   Valuation Date--Each business day that we value the assets of the Separate Account. Currently this is each day that the New York Stock Exchange is open for trading.

   Valuation Period--The period that starts at the close of the New York Stock Exchange on a Valuation Date and ends at the close of the New York Stock Exchange on the next succeeding Valuation Date.

   Variable Annuity--An annuity payment plan which varies in dollar amount because of Subaccount investment experience.

   Withdrawal Value--Contract Value, minus any applicable withdrawal charge, plus or minus any applicable Market Value Adjustment, minus any premium tax payable.

                                    SUMMARY

   Because this is a summary, it does not contain all of the information that may be important. Read the entire Prospectus before deciding to invest.

   The Contracts provide for investment on a tax-deferred basis and annuity benefits. This Prospectus describes both Non-Qualified Plan and Qualified Plan Contracts. A Contract may not be issued to you on or after your 86th birthday.

   The minimum initial Purchase Payment is $10,000 for Non-Qualified Plan Contracts and $2,000 for Qualified Plan Contracts. The minimum subsequent Purchase Payment will vary depending on whether the Contract is issued as a Qualified or Non-Qualified Plan Contract, and the method of payment. In either case, our prior approval is required for total Purchase Payments over $1,000,000. (See "The Contracts," page 18.) We will aggregate multiple Contracts you own for purposes of the $1,000,000 limitation. An initial allocation to a Subaccount or Fixed Account must be at least $500. A subsequent allocation to a Subaccount or Fixed Account must be at least $50. Any allocation to a Guarantee Period must be at least $500.

   Variable accumulations and benefits are provided by crediting Purchase Payments to one or more Subaccounts that you select. Each Subaccount invests in one of the following corresponding Portfolios or Funds:

  .  Alger American Growth Portfolio (Class S Shares)

  .  Alger American MidCap Growth Portfolio (Class S Shares)

  .  Alger American Small Capitalization Portfolio (Class S Shares)

  .  American Century VP Income & Growth (Class II Shares)

  .  American Century VP Value (Class II Shares)

  .  Credit Suisse Trust-Emerging Markets

  .  The Dreyfus Socially Responsible Growth Fund, Inc. (Service Shares)

  .  Fidelity VIP Contrafund(R) (Service Class 2 Shares)

  .  Fidelity VIP Equity-Income (Service Class 2 Shares)

  .  Fidelity VIP Growth (Service Class 2 Shares)

  .  Fidelity VIP Index 500 (Service Class 2 Shares)

  .  JPMorgan Small Company

  .  Janus Aspen Aggressive Growth (Service Shares)

  .  Janus Aspen Balanced (Service Shares)

  .  Janus Aspen Growth (Service Shares)

  .  Janus Aspen Worldwide Growth (Service Shares)

  .  Scudder Capital Growth (Class B Shares)

  .  Scudder International (Class B Shares)

  .  Scudder Government Securities (Class B Shares)

  .  Scudder Growth (Class B Shares)

  .  Scudder High Yield (Class B Shares)

  .  Scudder Investment Grade Bond (Class B Shares)

  .  Scudder Money Market (Class B Shares)

  .  Scudder Small Cap Growth (Class B Shares)

  .  Scudder Technology Growth (Class B Shares)

  .  Scudder Total Return (Class B Shares)

   The Fixed Account provides fixed accumulations and benefits. The Fixed Account may not be available in all states. We guarantee that Purchase Payments allocated to the Fixed Account earn a minimum fixed interest rate of 3%. In our discretion, we may credit interest in excess of 3%. (See "Fixed Account Option," page 17.)

   The MVA Option also provides fixed accumulations. The MVA Option may not be available in all states. The MVA Option is only available during the Accumulation Period. You may allocate amounts to one or more initial Guarantee Periods available under the Contract. We may offer additional Guarantee Periods at our discretion. We may limit the number of Guarantee Period options available to three. We guarantee amounts allocated to the MVA Option at Guaranteed Interest Rates for the Guarantee Periods you select. We declare the rate at our sole discretion. These guaranteed amounts are subject to any applicable withdrawal charge, Market Value Adjustment or records maintenance charge. We will not change a Guaranteed Interest Rate for the duration of the Guarantee Period. However, Guaranteed Interest Rates for subsequent Guarantee Periods are set at our discretion. At the end of a Guarantee Period, a new Guarantee Period for the same duration starts, unless you timely elect another Guarantee Period. The offering of interests under the Contract relating to the MVA Option is registered under the Securities Act of 1933 ("1933 Act"), but the separate account holding our assets in connection with those interests is not registered under the Investment Company Act of 1940 ("1940 Act"). (See "The MVA Option," page 16.)

   You bear the investment risk under the Contracts, unless you allocate your Contract Values to:


      . the MVA Option and are guaranteed to receive the Guaranteed Interest Rate, and you do not transfer or surrender Contract Value prior to the end of the Guarantee Period so that you are not subject to any Market Value Adjustment, or


      .  the Fixed Option and are guaranteed to earn at least 3% interest.

   Transfers among Subaccounts are permitted before and after annuitization, subject to certain limitations. A transfer from a Guarantee Period is subject to a Market Value Adjustment unless the transfer is effected within 30 days after the end of the applicable Guarantee Period. (See "Transfers During the Accumulation Period" and "Transfers and Conversions During the Annuity Period," pages 22 and 35, respectively.)

   We do not deduct sales charges from Purchase Payments. You may withdraw Contract Value subject to withdrawal charges, any applicable Market Value Adjustment, and other specified conditions. The withdrawal charge ranges from 7% of each Purchase Payment during the first year to 0% after four years have elapsed. A year elapses on the last day of the Contract Year in which the Purchase Payment was made and on the last day of each subsequent Contract Year. As explained below, certain amounts may be withdrawn free of the withdrawal charge. In determining withdrawal charges and free withdrawal amounts, we treat withdrawals as coming from the oldest Purchase Payments first (i.e., first-in, first-out) and then from earnings (if any). We will charge all amounts withdrawn and any applicable withdrawal charge against Purchase Payments in the chronological order in which we received them beginning with the initial Purchase Payment. (See "Withdrawals During the Accumulation Period," page 25.) Withdrawals may be subject to income tax, a 10% penalty tax, and other tax consequences. Withdrawals from Qualified Plan Contracts may be limited by the terms of the plan or the Internal Revenue Code, as amended (the "Code"). (See "Federal Income Taxes," page 39.)

   Each Contract Year, you may withdraw remaining Purchase Payments no longer subject to a withdrawal charge, plus 10% of remaining Purchase Payments that are subject to a withdrawal charge, without incurring a withdrawal charge.

   The Contract may be purchased in connection with retirement plans qualifying under Sections 401, 403, 408, 408A and 457 of the Code including the following types of Qualified Plans: IRA's, SEP-IRA's, SIMPLE IRA's, Roth IRA's, HR-10 and Keogh Plans, Pension and Profit-Sharing Plans, Tax-Sheltered Annuities, and Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Contract is also available in connection with non-qualified deferred compensation plans. (See "Taxation of Annuities in General," page 39 and "Qualified Plans," page 42.)

   You may take loans against your Contract at any time prior to the Annuity Date if your Contract was issued under Sections 401(a) or 403(b) of the Code and your plan permits loans. (See "Contract Loans," page 26.)

   You may examine a Contract and return it to us for a refund during the "free look" period. The length of the free look period will depend on the state in which the Contract is issued. However, it will be at least ten days from the date you receive the Contract. (See "The Contracts," page 18.) In addition, a special free look period applies in some circumstances to Contracts issued as an Individual Retirement Annuity ("IRA"), a Roth IRA or a Simplified Employee Pension.

                              SUMMARY OF EXPENSES

--------------------------------------------------------------------------------

  Contract Owner Transaction Expenses
  Sales Load Imposed on Purchases (as a percentage of purchase payments) None
  Withdrawal Charge (as a percentage of original purchase payments)(1)

                   Years Elapsed after Purchase Payment
                   ------------------------------------
                         Less than one................. 7.00%
                         One but less than two......... 6.00%
                         Two but less than three....... 5.00%
                         Three but less than four...... 4.00%
                         Four and thereafter........... 0.00%

           Exchange (transfer) Fee............................ $10(2)
           Annual Contract Fee (Records Maintenance Charge)(3)    $30

 Separate Account Annual Expenses
 (as a percentage of average account value)

                  Mortality and Expense Risk Charge..... 1.55%
                  Administration Charge................. 0.15%
                                                         -----
                  Total Separate Account Annual Expenses 1.70%
                                                         =====

 Optional Benefit Annual Expenses
 (as a percentage of average account value)

                    Optional Enhanced Death Benefit(4)
                       Zurich Safeguard/SM/........... 0.20%
                       Zurich Safeguard/SM/ Plus...... 0.35%

 Commutation Charge(5)
    An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) calculated using:

       A. For a fixed annuity option, (i) a discount rate that is equal to the rate assumed in calculating the initial income payment and (ii) the greater of: (a) the ten year treasury constant maturity plus 3%; and (b) the rate used to determine the initial payment plus 2%, and

       B. For a variable annuity option, (i) a discount rate that is equal to the assumed investment rate and (ii) the assumed investment rate plus 2%.


 Fund Annual Expenses (After Any Contractual Fee Waivers and Expense Reductions)(6)

 (as percentage of each Portfolio's average net assets for the period ended December 31, 2001)

                                              Management             Other      Total Annual
                  Portfolio                      Fees    12b-1 Fees Expenses Portfolio Expenses
                  ---------                   ---------- ---------- -------- ------------------
Alger American Growth Portfolio..............   0.75%      0.25%     0.06%         1.06%
Alger American MidCap Growth Portfolio.......   0.80%      0.25%     0.08%         1.13%
Alger American Small Capitalization Portfolio   0.85%      0.25%     0.07%         1.17%
American Century VP Income & Growth..........   0.70%      0.25%     0.00%         0.95%
American Century VP Value (7)................   0.86%      0.25%     0.00%         1.11%
Credit Suisse Trust-Emerging Markets (8).....   1.25%      0.00%     0.64%         1.89%
Dreyfus Socially Responsible Growth (9)......   0.75%      0.25%     0.09%         1.09%
Fidelity VIP Contrafund(R) (10)..............   0.58%      0.25%     0.11%         0.94%
Fidelity VIP Equity-Income (10)..............   0.48%      0.25%     0.11%         0.84%
Fidelity VIP Growth (10).....................   0.58%      0.25%     0.10%         0.93%
Fidelity VIP Index 500 (11)..................   0.24%      0.25%     0.12%         0.61%
JPMorgan Small Company.......................   0.60%      0.00%     0.55%         1.15%
Janus Aspen Aggressive Growth (12)...........   0.65%      0.25%     0.02%         0.92%
Janus Aspen Balanced (12)....................   0.65%      0.25%     0.01%         0.91%
Janus Aspen Growth (12)......................   0.65%      0.25%     0.01%         0.91%
Janus Aspen Worldwide Growth (12)............   0.65%      0.25%     0.04%         0.94%
Scudder Capital Growth.......................   0.46%      0.25%     0.04%         0.75%
Scudder International........................   0.84%      0.25%     0.16%         1.25%

                                       Management             Other      Total Annual
              Portfolio                   Fees    12b-1 Fees Expenses Portfolio Expenses
              ---------                ---------- ---------- -------- ------------------
Scudder Government Securities (13)....   0.55%      0.25%     0.05%         0.85%
Scudder Growth (13)...................   0.60%      0.25%     0.03%         0.88%
Scudder High Yield (13)...............   0.60%      0.25%     0.10%         0.95%
Scudder Investment Grade Bond (13)(14)   0.60%      0.25%     0.04%         0.89%
Scudder Money Market (13)(15).........   0.50%      0.10%     0.05%         0.65%
Scudder Small Cap Growth (13).........   0.65%      0.25%     0.03%         0.93%
Scudder Technology Growth (13)(14)....   0.74%      0.25%     0.07%         1.06%
Scudder Total Return (13).............   0.55%      0.25%     0.03%         0.83%


 (1) Each Contract Year, a Contract Owner may withdraw up to 10% of remaining Purchase Payments subject to a withdrawal charge without incurring a withdrawal charge. In certain circumstances we may reduce or waive the withdrawal charge.

 (2) We reserve the right to charge a fee of $10 for each transfer of Contract Value in excess of twelve transfers per Contract Year.


 (3) Applies to Contracts with a Contract Value less than $50,000 on the date of assessment. In certain circumstances we may reduce or waive the annual records maintenance charge.


 (4) These expenses do not apply to the Fixed Account, Guarantee Periods, or Scudder Money Market Subaccounts.


 (5) This Charge only applies to the calculation of lump sum payments with respect to any remaining periodic payments in the certain period under Annuity Options 1, 3, or 5 upon the death of an Annuitant during the Annuity Period or in commutation of remaining annuity payments under those Options. (See "9. Death of Annuitant or Owner," page 38 and "12. Commutable Annuitization Option," page 38 below.)


 (6) Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectuses for more complete information.

 (7)The Fund has a stepped fee schedule. As a result the Fund's management fee generally decreases as the Fund assets increase.

 (8)The expense figures shown are before certain fee waivers or reductions from the Portfolio's investment adviser and/or its affiliates. With such waivers, Management Fees, Other Expenses and Total Portfolio Annual Expenses for the Credit Suisse Trust-Emerging Markets Portfolio were 0.76%, 0.64% and 1.40%, respectively. Fee waivers and expense reimbursements may be discontinued at any time.

 (9)Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.

(10)Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Portfolio paid was used to reduce the Portfolio's expenses. Through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolio's custodian expenses. These offsets may be discontinued at any time. With these offsets, Management Fees, 12b-1 Fees, Other Expenses and Total Portfolio Annual Expenses would have been 0.58%, 0.25%, 0.07% and 0.90%, respectively, for the Fidelity VIP Contrafund Portfolio; 0.48%, 0.25%, 0.10% and 0.83%, respectively, for the Fidelity VIP Equity-Income Portfolio; and 0.58%, 0.25%, 0.07% and 0.90%, respectively, for the Fidelity VIP Growth Portfolio.

(11)The Portfolio's manager has voluntary agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.53%. This arrangement can be discontinued by the Portfolio's manager at any time. Including this reimbursement, Management Fees, 12b-1 Fees, Other Expenses and Total Portfolio Annual Expenses were 0.24%, 0.25%, 0.04% and 0.53%, respectively.

(12)All expenses are shown without the effect of any expense offset arrangements.

(13)B-Share Class became effective on May 1, 2002, therefore other expenses are estimated and annualized. Actual expenses may be greater or less than shown.

(14)Pursuant to their respective agreements with Scudder Variable Series II, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2002, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described Portfolios to the amounts set forth after the Portfolio names: Scudder Technology Growth 1.20% and Scudder Investment Grade Bond 1.05%.

(15)For the Scudder Money Market Portfolio, Class B-Shares, Scudder Distributors, Inc. has agreed to waive 0.15% of the 12b-1 fee for the one year, commencing May 1, 2002. Without such waiver, the Management Fee, 12b-1 Fees, Other Expenses and Total Portfolio Annual Expenses would have been 0.50%, 0.25%, 0.05% and 0.80%, respectively.

   If you surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming:

      .  5% annual return on assets,

      .  you did not elect any optional death benefit, and

      .  the current level of fund expenses for all years shown.

   The example assumes the fund expenses presented in the table above. The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

                                   EXAMPLE 1

--------------------------------------------------------------------------------

                   Subaccount              1 year 3 years 5 years 10 years
                   ----------              ------ ------- ------- --------
      Alger American Growth                 $ 93   $135    $148     $313
      Alger American MidCap Growth            93    137     152      320
      Alger American Small Capitalization     94    138     154      324
      American Century VP Income & Growth     92    132     143      303
      American Century VP Value               93    137     151      318
      Credit Suisse Trust-Emerging Markets   101    159     190      392
      Dreyfus Socially Responsible Growth     93    136     150      316
      Fidelity VIP Contrafund(R)              92    132     142      302
      Fidelity VIP Equity-Income              91    129     137      292
      Fidelity VIP Growth                     92    131     142      301
      Fidelity VIP Index 500                  88    122     125      268
      JPMorgan Small Company                  94    138     153      322
      Janus Aspen Aggressive Growth           91    131     141      300
      Janus Aspen Balanced                    91    131     141      299
      Janus Aspen Growth                      91    131     141      299
      Janus Aspen Worldwide Growth            92    132     142      302
      Scudder Capital Growth                  90    126     133      283
      Scudder International                   95    141     158      332
      Scudder Government Securities           91    129     138      293
      Scudder Growth                          91    130     139      296
      Scudder High Yield                      92    132     143      303
      Scudder Investment Grade Bond           91    130     140      297
      Scudder Money Market #1 (1)             89    123     128      272
      Scudder Small Cap Growth                92    131     142      301
      Scudder Technology Growth               93    135     148      313
      Scudder Total Return                    91    128     137      291

--------
(1)Scudder Money Market Subaccount #2 is not shown because it is available only for dollar cost averaging that will deplete your Subaccount Value entirely at least by the end of the first Contract Year.

   Same assumptions as Example 1 above, except that you decide not to surrender or annuitize your Contract at the end of each period.

                                   EXAMPLE 2
--------------------------------------------------------------------------------

                   Subaccount              1 year 3 years 5 years 10 years
                   ----------              ------ ------- ------- --------
      Alger American Growth                 $28    $ 87    $148     $313
      Alger American MidCap Growth           29      89     152      320
      Alger American Small Capitalization    30      90     154      324
      American Century VP Income & Growth    27      84     143      303
      American Century VP Value              29      89     151      318
      Credit Suisse Trust-Emerging Markets   37     112     190      392
      Dreyfus Socially Responsible Growth    29      88     150      316
      Fidelity VIP Contrafund(R)             27      83     142      302
      Fidelity VIP Equity-Income             26      80     137      292
      Fidelity VIP Growth                    27      83     142      301
      Fidelity VIP Index 500                 24      73     125      268
      JPMorgan Small Company                 29      90     153      322
      Janus Aspen Aggressive Growth          27      83     141      300
      Janus Aspen Balanced                   27      83     141      299
      Janus Aspen Growth                     27      83     141      299
      Janus Aspen Worldwide Growth           27      83     142      302
      Scudder Capital Growth                 25      78     133      283
      Scudder International                  30      93     158      332
      Scudder Government Securities          26      81     138      293
      Scudder Growth                         27      82     139      296
      Scudder High Yield                     27      84     143      303
      Scudder Investment Grade Bond          27      82     140      297
      Scudder Money Market #1 (1)            24      75     128      272
      Scudder Small Cap Growth               27      83     142      301
      Scudder Technology Growth              28      87     148      313
      Scudder Total Return                   26      80     137      291

--------
(1)Scudder Money Market Subaccount #2 is not shown because it is available only for dollar cost averaging that will deplete your Subaccount Value entirely at least by the end of the first Contract Year.


   The purpose of the preceding tables is to assist you in understanding the various costs and expenses that an Owner in a Subaccount will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Portfolios or Funds but not the MVA Option. These tables are limited to disclosure with regard to the variable portion of the Contract. See "Contract Charges and Expenses" and "The MVA Option" for more information regarding the various costs and expenses. The Examples should not be considered to be a representation of past or future expenses and do not include the deduction of state premium taxes, which may be assessed before or upon annuitization. Actual expenses may be greater or less than those shown. "Management Fees" and "Other Expenses" in the "SUMMARY OF EXPENSES" for the Portfolios or Funds have been provided by the investment managers or advisers of the Portfolios or Funds, and have not been independently verified. The Examples assume a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Subaccount. The records maintenance charge is a single charge, it is not a separate charge for each Subaccount. In addition, the effect of the records maintenance charge has been reflected in the Examples by applying the percentage derived by dividing the total amounts of annual records maintenance charge collected by the total net assets of all the Subaccounts in the Separate Account. See "Contract Charges and Expenses" for more information regarding the various costs and expenses.

   If you surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming:

      .  5% annual return on assets,

      .  you elect the Zurich Safeguard /SM/ Plus optional death benefit, and

      .  the current level of fund expenses for all years shown.

   The example assumes the fund expenses presented in the table above. The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

                                   EXAMPLE 3
--------------------------------------------------------------------------------

                   Subaccount              1 year 3 years 5 years 10 years
                   ----------              ------ ------- ------- --------
      Alger American Growth                 $ 96   $145    $166     $347
      Alger American MidCap Growth            97    147     169      354
      Alger American Small Capitalization     97    148     171      358
      American Century VP Income & Growth     95    142     160      337
      American Century VP Value               97    147     168      352
      Credit Suisse Trust-Emerging Markets   104    169     206      423
      Dreyfus Socially Responsible Growth     96    146     167      350
      Fidelity VIP Contrafund(R)              95    142     160      336
      Fidelity VIP Equity-Income              94    139     155      326
      Fidelity VIP Growth                     95    141     159      335
      Fidelity VIP Index 500                  92    132     143      304
      JPMorgan Small Company                  97    148     170      356
      Janus Aspen Aggressive Growth           95    141     159      334
      Janus Aspen Balanced                    95    141     158      333
      Janus Aspen Growth                      95    141     158      333
      Janus Aspen Worldwide Growth            95    142     160      336
      Scudder Capital Growth                  93    136     150      317
      Scudder International                   98    151     175      365
      Scudder Government Securities           94    139     155      327
      Scudder Growth                          94    140     157      330
      Scudder High Yield                      95    142     160      337
      Scudder Investment Grade Bond           95    140     157      331
      Scudder Money Market #1 (1)             89    123     128      272
      Scudder Small Cap Growth                95    141     159      335
      Scudder Technology Growth               96    145     166      347
      Scudder Total Return                    94    139     154      325

--------
(1)Scudder Money Market Subaccount #2 is not shown because it is available only for dollar cost averaging that will deplete your Subaccount Value entirely at least by the end of the first Contribution Year.

   Same assumptions as Example 3 above, except that you decide not to surrender or annuitize your Contract at the end of each period.

                                   EXAMPLE 4
--------------------------------------------------------------------------------

                   Subaccount              1 year 3 years 5 years 10 years
                   ----------              ------ ------- ------- --------
      Alger American Growth                 $32    $ 98    $166     $347
      Alger American MidCap Growth           33     100     169      354
      Alger American Small Capitalization    33     101     171      358
      American Century VP Income & Growth    31      94     160      337
      American Century VP Value              33      99     168      352
      Credit Suisse Trust-Emerging Markets   41     123     206      423
      Dreyfus Socially Responsible Growth    32      99     167      350
      Fidelity VIP Contrafund(R)             31      94     160      336
      Fidelity VIP Equity-Income             30      91     155      326
      Fidelity VIP Growth                    31      94     159      335
      Fidelity VIP Index 500                 27      84     143      304
      JPMorgan Small Company                 33     100     170      356
      Janus Aspen Aggressive Growth          31      94     159      334
      Janus Aspen Balanced                   30      93     158      333
      Janus Aspen Growth                     30      93     158      333
      Janus Aspen Worldwide Growth           31      94     160      336
      Scudder Capital Growth                 29      88     150      317
      Scudder International                  34     104     175      365
      Scudder Government Securities          30      91     155      327
      Scudder Growth                         30      92     157      330
      Scudder High Yield                     31      94     160      337
      Scudder Investment Grade Bond          30      93     157      331
      Scudder Money Market #1 (1)            24      75     128      272
      Scudder Small Cap Growth               31      94     159      335
      Scudder Technology Growth              32      98     166      347
      Scudder Total Return                   30      91     154      325

--------

(1)Scudder Money Market Subaccount #2 is not shown because it is available only for dollar cost averaging that will deplete your Subaccount Value entirely at least by the end of the first Contribution Year.


   The purpose of the preceding tables is to assist you in understanding the various costs and expenses that an Owner in a Subaccount will bear directly or indirectly. The tables reflect expenses of the Separate Account and the Portfolios or Funds but not the MVA Option. These tables are limited to disclosure with regard to the variable portion of the Contract. See "Contract Charges and Expenses" and "The MVA Option" for more information regarding the various costs and expenses. The Examples should not be considered to be a representation of past or future expenses and do not include the deduction of state premium taxes, which may be assessed before or upon annuitization. Actual expenses may be greater or less than those shown. "Management Fees" and "Other Expenses" in the "SUMMARY OF EXPENSES" for the Portfolios or Funds have been provided by the investment managers or advisers of the Portfolios or Funds, and have not been independently verified. The Examples assume a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Subaccount. The above Examples assume the election of the Zurich Safeguard/SM/ Plus optional death benefit. If this feature were not elected or a less costly option were elected, the expense figures shown above would be lower. The records maintenance charge is a single charge, it is not a separate charge for each Subaccount. In addition, the effect of the records maintenance charge has been reflected in the Examples by applying the percentage derived by dividing the total amounts of annual records maintenance charge by the total net assets of all the Subaccounts in the Separate Account. See "Contract Charges and Expenses" for more information regarding the various costs and expenses.

                        CONDENSED FINANCIAL INFORMATION

   The Contract was first offered as of the date of this Prospectus, therefore, no Condensed Financial Information is shown.

                  KILICO, THE SEPARATE ACCOUNT AND THE FUNDS

Kemper Investors Life Insurance Company

   We were organized under the laws of the State of Illinois in 1947 as a stock life insurance company. Our offices are located at 1600 McConnor Parkway, Schaumburg, Illinois 60196. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. In addition to the Contracts, we offer other variable contracts with different benefits, costs and funding vehicles. We are a wholly-owned subsidiary of Kemper Corporation, a non-operating holding company. Kemper Corporation is a wholly-owned subsidiary of Zurich Group Holding ("ZGH"), a Swiss holding company. ZGH is owned by Zurich Financial Services ("ZFS"), a Swiss holding company.

The Separate Account

   We established the KILICO Variable Annuity Separate Account on May 29, 1981 pursuant to Illinois law. It is a separate investment account used to fund the Contract and other of our variable annuity contracts. The SEC does not supervise the management, investment practices or policies of the Separate Account or KILICO.

   Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets. Moreover, the assets equal to the reserves and other liabilities of the Separate Account will not be charged with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

   There are currently 26 Subaccounts available under this Contract, each of which invests exclusively in shares of one of the Portfolios. We may, from time to time, combine or remove Subaccounts and establish additional Subaccounts. In such cases, we may permit you to select other Subaccounts under the Contract. However, the right to select any other Subaccount is limited by the terms and conditions we may impose on such transactions. Not all Subaccounts may be available in all jurisdictions or under all Contracts.

   The Separate Account purchases and redeems Portfolio shares at net asset value. We redeem Portfolio shares as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as you request. All dividends and capital gains distributions received by the Separate Account from a Portfolio are reinvested in that Portfolio at net asset value and retained as assets of the corresponding Subaccount.

   The Separate Account's financial statements appear in the Statement of Additional Information.

The Funds

   The Separate Account currently invests in the shares of the following open-end management investment companies:

  .  The Alger American Fund

  .  American Century Variable Portfolios, Inc.

  .  Credit Suisse Trust

  .  The Dreyfus Socially Responsible Growth Fund, Inc.

  . Fidelity Variable Insurance Products Funds (which includes Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II)

  .  J.P. Morgan Series Trust II

  .  Janus Aspen Series

  .  Scudder Variable Series I

  .  Scudder Variable Series II

   The Funds provide investment vehicles for variable life insurance and variable annuity contracts and certain qualified retirement plans. Fund shares are sold only to insurance company separate accounts and qualified retirement plans. Fund shares may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds' Portfolios. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds' Boards monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

   The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

   The Portfolios are summarized below:

The Alger American Fund (Class S Shares)

   Alger American Growth Portfolio seeks long-term capital appreciation.

   Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

   Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

American Century Variable Portfolios, Inc. (Class II Shares)

   American Century VP Income & Growth Portfolio seeks capital growth by investing in common stocks. Income is a secondary objective.

   American Century VP Value Portfolio seeks long-term capital growth. Income is a secondary objective.

Credit Suisse Trust

   Credit Suisse Trust-Emerging Markets Portfolio seeks long-term growth of capital by investing in equity securities of emerging markets.

The Dreyfus Socially Responsible Growth Fund, Inc. (Service Shares)

   The Fund's primary goal is to provide capital growth with current income as a secondary goal by investing in common stocks of companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Fidelity Variable Insurance Products Funds (Service Class 2 Shares)

   Fidelity VIP Contrafund(R) Portfolio seeks long-term capital appreciation.

   Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.

   Fidelity VIP Growth Portfolio seeks capital appreciation.

   Fidelity VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

J.P. Morgan Series Trust II

   JPMorgan Small Company Portfolio seeks to provide a high total return from a portfolio of small company stocks.

Janus Aspen Series (Service Shares)

   Janus Aspen Aggressive Growth Portfolio seeks long-term growth of capital.

   Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

   Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

   Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

Scudder Variable Series I (Class B Shares)

   Scudder Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

   Scudder International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

Scudder Variable Series II (Class B Shares)

   Scudder Government Securities Portfolio seeks high current income consistent with preservation of capital.

   Scudder Growth Portfolio seeks maximum appreciation of capital.

   Scudder High Yield Portfolio seeks to provide a high level of current income.

   Scudder Investment Grade Bond Portfolio seeks high current income.

   Scudder Money Market Portfolio seeks maximum current income to the extent consistent with stability of principal.

   Scudder Small Cap Growth Portfolio seeks maximum appreciation of investors' capital.

   Scudder Technology Growth Portfolio seeks growth of capital.

   Scudder Total Return Portfolio seeks high total return, a combination of income and capital appreciation.

   The Portfolios may not achieve their stated objective. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Funds' prospectuses accompanying this Prospectus and Statements of Additional Information, available from us upon request.

Advisers and Managers

   Fred Alger Management, Inc. serves as the investment adviser for the available Portfolios of The Alger American Fund. American Century Investment Management, Inc. is the investment adviser for the two available Portfolios of the American Century Variable Portfolios, Inc. Credit Suisse Asset Management, LLC is the investment adviser for the Credit Suisse Trust-Emerging Markets Portfolio. The Dreyfus Corporation is the investment adviser for The Dreyfus Socially Responsible Growth Fund, Inc. Fidelity Management & Research Company serves as the investment adviser for the available Portfolios of the Fidelity Variable Insurance Products Funds. Bankers Trust Company, a wholly-owned subsidiary of Bankers Trust New York Corporation, serves as the sub-adviser to the Fidelity VIP Index 500 Portfolio. J.P. Morgan Investment Management, Inc. is the investment adviser for the JPMorgan Small Company Portfolio. Janus Capital Management LLC is the investment adviser for the four available Portfolios of the Janus Aspen Series. Deutsche Investment Management Americas Inc. serves as the investment manager for each of the available Portfolios of Scudder Variable Series I and Scudder Variable Series II. We may receive compensation from the Funds or the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement.

Change of Investments

   If we establish additional Subaccounts, each new Subaccount will invest in a new series of a Fund or in shares of another investment company. We may also substitute other investment companies.

   We reserve the right, subject to compliance with the current law or as it may be changed in the future:

      .  to operate the Separate Account in any form permitted by law;

      . to take any action necessary to comply with or obtain and continue any exemptions from applicable law;

      . to transfer any assets in any Subaccount to another Subaccount or to one or more Separate Accounts, or the General Account, or to add, combine or remove Subaccounts in the Separate Account;

      . to delete the shares of any of the portfolios of a Fund or any other open-end diversified investment company and to substitute, for the Fund shares held in any Subaccount, the shares of another Portfolio of a Fund or the shares of another investment company or any other investment permitted by law; and

      . to change the way we assess charges, but not to increase the aggregate amount above that currently charged to the Separate Account and the Funds in connection with the Contract.

   When required by law, we will obtain your approval of such changes and the approval of any regulatory authority.

Performance Information

   The Separate Account may advertise several types of performance information for the Subaccounts. All Subaccounts may advertise standardized "average annual total return" and nonstandardized "total return." The Scudder High Yield Subaccount, Scudder Investment Grade Bond Subaccount and Scudder Government Securities Subaccount may also advertise "yield". The Scudder Money Market Subaccount may advertise "yield" and "effective yield." Each of these figures is based upon historical earnings and is not necessarily representative of a Subaccount's future performance.

   Standardized average annual total return and nonstandardized total return calculations measure a Subaccount's net income plus the effect of any realized or unrealized appreciation or depreciation of the Subaccount's underlying investments. Standardized average annual total return will be quoted for periods of at least one year, five years and ten years, if applicable. Nonstandardized average annual total return may be quoted for periods of one year, three years, five years and ten years, if applicable. We will show standardized average annual total return for the life of the Subaccount, meaning the time the underlying Portfolio has been held in the Subaccount. We will show nonstandardized average annual total return for the life of the Portfolio, meaning the time the underlying Portfolio has been in existence. Standardized average annual total return will be current to the most recent calendar quarter. Nonstandardized total return will be current to the most recent calendar month. Standardized average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of a Subaccount investment over the applicable period. Nonstandardized total return may include annualized and nonannualized (cumulative) figures. Nonannualized figures represent the actual percentage change over the applicable period.

   Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (seven-day period for the Scudder Money Market Subaccount) expressed as a percentage of the value of the Subaccount's Accumulation Units. Yield is an annualized figure, which means that it is assumed that the Subaccount generates the same level of net income over a one year period, compounded on a semi-annual basis. The effective yield for the Scudder Money Market Subaccount is calculated similarly, but includes the effect of assumed compounding calculated under rules prescribed by the SEC. The Scudder Money Market Subaccount's effective yield will be slightly higher than its yield due to this compounding effect.

   The Subaccounts' units are credited at Accumulation Unit value. The Subaccounts' performance figures and Accumulation Unit values fluctuate. The standardized performance figures reflect the deduction of all expenses and fees, including a prorated portion of the records maintenance charge. Redemptions within the first four years may be subject to a withdrawal charge that ranges from 7% the first year to 0% after four years. The calculation of yield, current yield and effective yield does not normally reflect the effect of applicable withdrawal charges. In addition, nonstandardized total return figures may not include the effect of all other recurring expenses and fees, including a prorated portion of the records maintenance charge. Nonstandardized total return figures may be higher than if these charges were deducted.

   The Subaccounts may be compared to relevant indices and performance data from independent sources, including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Consumer Price Index, the CDA Certificate of Deposit Index, the Salomon Brothers High Grade Corporate Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Merrill Lynch Government/Corporate Master Index, the Lehman Brothers Long Government/Corporate Bond Index, the Lehman Brothers Government/Corporate 1-3 Year Bond Index, the Standard & Poor's Midcap 400 Index, the NASDAQ Composite Index, the Russell 2000 Index and the Morgan Stanley Capital International Europe, Australia, Far East Index. Please note the differences and similarities between the investments which a Subaccount may purchase and the investments measured by the indexes. In particular, it should be noted that the comparative information with regard to the indexes will not reflect the deduction of any Contract charges or fees. Similarly, the indexes are unmanaged and do not reflect the fees and expenses of management and acquisition costs. In addition, certificates of deposit may offer fixed or variable yields and principal is guaranteed and may be insured. The value of the Subaccounts will fluctuate and is not insured.

   From time to time, the Separate Account may quote information from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor, National Underwriter, Selling Life Insurance, Broker World, Registered Representative, Investment Advisor and VARDS.

   Additional information concerning a Subaccount's performance and independent sources is provided in the Statement of Additional Information.

                       THE MVA AND FIXED ACCOUNT OPTIONS

The MVA Option


   You may allocate amounts in the Market Value Adjustment ("MVA") Option to one or more Guarantee Periods with durations of one to ten years during the Accumulation Period, unless otherwise restricted by state law. The MVA Option may not be available in all states. We calculate the interest credited to the Guarantee Period Value by compounding daily at daily interest rates which would produce at the end of 12 months a result identical to the one produced by applying an annual interest rate. At our discretion, we may offer additional Guarantee Periods or limit the number of Guarantee Periods available to three. At the end of a Guarantee Period, a new Guarantee Period for the same duration starts, unless you timely elect another Guarantee Period. Moreover, interest rates in the Guarantee Periods may vary based on the riders you select.

   The amounts allocated to the MVA Option under the Contracts are invested under the laws regulating our General Account. Assets supporting the amounts allocated to Guarantee Periods are held in a "non-unitized" separate account. However, our General Account assets are available to fund benefits under the Contracts. A non-unitized separate account is a separate account in which you do not participate in the performance of the assets through unit values. The assets of the non-unitized separate account are held as reserves for our guaranteed obligations under the Contracts and other contracts we may issue. The assets of the non-unitized separate account are not chargeable with liabilities arising out of the business conducted by any other separate account or out of any other business we may conduct.

   State insurance laws concerning the nature and quality of investments regulate our General Account investments and any non-unitized separate account investments. These laws generally permit investment in federal, state and municipal obligations, preferred and common stocks, corporate bonds, real estate mortgages, real estate and certain other investments. Deutsche Investment Management Americas Inc. ("DeIM") manages our General Account.

   We consider the return available on the instruments in which Contract proceeds are invested when establishing Guaranteed Interest Rates. This return is only one of many factors considered in establishing Guaranteed Interest Rates. (See "The Accumulation Period--4. Establishment of Guaranteed Interest Rates.")

   Our invested assets portfolio as of December 31, 2001, included approximately 83.5 percent in cash, short-term investments and investment grade fixed maturities, 3.3 percent in below investment grade (high risk) bonds, 4.6 percent in mortgage loans and other real estate-related investments and 8.6 percent in all other investments.

   We are not obligated to invest the amounts allocated to the MVA Option according to any particular strategy, except as state insurance laws may require. For more information concerning our General Account assets, consult our Annual Report For the Fiscal Year ended December 31, 2001. (See "Annual Reports and Other Documents.")

Fixed Account Option


   Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. The availability of the Fixed Account option may be restricted in some states. The offering of interests under the Contract relating to the Fixed Account is not registered under the 1933 Act, and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


   Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account, unless we refer to fixed accumulation and annuity elements.

   We guarantee that payments allocated to the Fixed Account earn a minimum fixed annual effective interest rate of 3%. At our discretion, we may credit interest in excess of 3%. Any excess interest will apply for each full twelve calendar month period. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. Moreover, interest rates in the Fixed Account may vary based on the riders you select.

   The initial interest rate for a Purchase Payment is guaranteed through the end of the month in which it was received and for twelve calendar months thereafter. Succeeding interest rates are guaranteed twelve calendar months at a time.

                                 THE CONTRACTS

A. GENERAL INFORMATION.

   The Contract, whether issued on an individual or group basis, along with any enrollment application attached to the Contract and any endorsements constitute the entire contract. We may not contest the Contract after two years from the Date of Issue.

   The Contract must be issued to an Owner before his or her 86th birthday. The Owner may not elect Zurich Safeguard/SM/ if the Issue Date is on or after his or her 81st birthday or Zurich Safeguard/SM/ Plus if the Issue Date is on or after his or her 76th birthday.

   The Contract does not pay dividends and will not share in our surplus or earnings.

   The minimum initial Purchase Payment is $10,000 for Non-Qualified Plan Contracts and $2,000 for Qualified Plan Contracts. The minimum subsequent payment is $500 under a Non-Qualified Plan Contract. However, the minimum subsequent payment is $100 if you authorize us to automatically draw on your bank account and provide us with a voided check. Thereafter, we will draw Purchase Payments from your bank account on a monthly, quarterly, semi-annual or annual basis and apply them according to your initial allocation instructions unless you otherwise instruct us. The minimum subsequent payment is $50 under a Qualified Plan Contract. Our prior approval is required for cumulative Purchase Payments over $1,000,000. We will aggregate multiple Contracts you own for purposes of the $1,000,000 limitation. Purchase Payments will be allocated to a Subaccount, Fixed Account or Guarantee Period immediately according to your instructions regardless of the free look period. We reserve the right to change allocations during the free look period. We also reserve the right to waive or modify the above limits and to not accept any Purchase Payment.

   You may examine your Contract and return it to us for a refund during the free look period. The length of the free look period depends upon the state in which the Contract is issued. The amount of the refund also depends on the state in which the Contract is issued. Generally, the amount of the refund will be one of the following:

      . the Separate Account Contract Value plus Market Adjusted Value on the date we receive the returned Contract plus Purchase Payments allocated to the Fixed Account, without any deduction for withdrawal charges or records maintenance charges; or

      .  the return of Purchase Payments.

   In addition, a special free look period applies in some circumstances to Contracts issued as IRAs, Roth IRAs or Simplified Employee Pensions.

   Before the Annuity Date and prior to the death of an Owner, you have the exclusive right to exercise every option and right conferred by this Contract. Joint Owners are only permitted in Non-Qualified Plan Contracts.

   You may write to us prior to the distribution of a death benefit or the first annuity payment date to request a change of the Annuity Date. The new Annuity Date must not be earlier than two years from the Date of Issue or beyond the maximum Annuity Date stated in your Contract Schedule. (See "The Annuity Period.")

   Before the Annuity Date or the death of an Owner, you have the right to cancel or amend your Contract if we agree. Only our president, secretary and assistant secretaries have the power to approve a change or waive any provisions of the Contract. Any such modifications must be in writing. No agent or person other than the officers named has the authority to change or waive the provisions of the Contract. You may exercise every option and right conferred by the Contract including the right of assignment. The Joint Owners must agree to any change if more than one Owner is named.

   The Owner may designate a Joint Annuitant who will become the Annuitant if the Annuitant dies before the Annuity Date. Joint Annuitants are only permitted in Non-Qualified Plan Contracts. If the Joint Annuitant is not alive at the date of the Annuitant's death or if the Joint Annuitant dies within ten days of the Annuitant's death, the Joint Annuitant provision will not apply. If the Annuitant dies and the Joint Annuitant is not named or alive, the youngest Owner becomes the Annuitant.

   No assignment under the Contract is binding unless we receive it in writing. We assume no responsibility for the validity or sufficiency of any assignment. Once filed, the rights of the Owner, Annuitant and Beneficiary are subject to the assignment. Any claim is subject to proof of interest of the assignee. An assignment may subject you to immediate tax liability, possibly including a 10% tax penalty. (See "Tax Treatment of Withdrawals, Loans and Assignments.")

   The provisions of an applicable Qualified Plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Plan Contract may not be assigned. Further, if this Contract is issued as a Qualified Plan Contract, additional provisions may apply. The rider or amendment to the Contract used to qualify it under the applicable section of the Internal Revenue Code will indicate the extent of change in its provisions.

B. THE ACCUMULATION PERIOD.

1. Allocation of Purchase Payments.

   All Purchase Payments must be paid to us at our home office or an alternative location we may select. We will notify you and any other interested parties in writing of any alternative location. Purchase Payments received by an agent will begin experiencing investment performance and earning interest only after we receive them.

   You allocate your Purchase Payments to the Subaccounts, Guarantee Periods, or Fixed Account. The minimum initial allocation to a Subaccount, the Fixed Account or a Guarantee Period is $500. The minimum subsequent allocation to a Subaccount or the Fixed Account is $50. The minimum subsequent allocation to a Guarantee Period is $500. The number of Accumulation Units credited to your Contract when you allocate a Purchase Payment to a Subaccount usually will be based on the Accumulation Unit value next computed after we receive your Purchase Payment. With respect to the initial Purchase Payment, the amount is credited only after we determine to issue the Contract, but in no event later than the second day after we receive the Purchase Payment and the application in good order. Purchase Payments that you allocate to a Guarantee Period or to the Fixed Account begin earning interest after we receive them (except that initial Purchase Payments will be credited interest only after we determine to issue the Contract, but no later than the second day after we receive your initial Purchase Payment and the application in good order).

   If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot issue the Contract within the five-day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the Purchase Payment until the application is completed.

   Our "Protect Your Future Program" allows you to choose a Guarantee Period and one or more Subaccounts. The percentage allocated to a Guarantee Period will depend on the current interest rate and length of the Guarantee Period chosen. At the end of the Guarantee Period, the Purchase Payment amount in that account will have grown to the full value of the initial Purchase Payment. The balance will be invested in one or more Subaccounts. Due to interest rate changes, the amount of the Purchase Payment allocated to a Guarantee Period will not be known until the Contract is actually issued.

   We will issue a Contract without a signed application if:

      . a dealer provides us with application information, electronically or in writing,

      .  we receive the initial Purchase Payment, and

      . you confirm in writing, after the Contract is delivered, that all information provided and in the Contract is correct. Until we receive the written confirmation, your ability to request financial transactions under the Contract will be restricted.

2. Accumulation Unit Value.

   Each Subaccount has an Accumulation Unit value for each combination of asset-based charges. When Purchase Payments or other amounts are allocated to a Subaccount, a number of units are credited based on the Subaccount's Accumulation Unit value at the end of the Valuation Period during which the allocation is made. When amounts are transferred out of or deducted from a Subaccount, units are cancelled in a similar manner. The Subaccount Value of any Subaccount on any Valuation Date is the number of Accumulation Units held in the Subaccount times the applicable Accumulation Unit value on that Valuation Date.

   The Accumulation Unit value for each Valuation Period is the relevant investment experience factor for that period multiplied by the Accumulation Unit value for the period immediately preceding. The Accumulation Unit values for each Valuation Period are applied to each day in the Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

   Each Subaccount has its own investment experience factor for each combination of charges. The investment experience factor of a Subaccount for a combination of charges for a Valuation Period is determined by dividing a. by
b. and subtracting c. from the result, where:

      a. is the net result of:

         . the net asset value per share of the Portfolio held in the Subaccount determined at the end of the current Valuation Period; plus

         . the per share amount of any dividend or capital gain distributions made by the Portfolio held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

         . a credit or charge for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

      b. is the net asset value per share of the Portfolio held in the Subaccount determined at the end of the preceding Valuation Period; and

      c. is the factor representing the sum of the applicable Separate Account charges, stated in the Contract Schedule, for the number of days in the Valuation Period.

3. Guarantee Periods.

   You may allocate Purchase Payments to one or more Guarantee Periods with durations of one to ten years. We may limit the number of Guarantee Periods to three. The number of Guarantee Periods available may also vary by state. Each Guarantee Period has a Guaranteed Interest Rate which will not change during the Guarantee Period.

   On any Valuation Date, the Guarantee Period Value includes the following:

      . your Purchase Payments or transfers allocated to the Guarantee Period Value at the beginning of the Guarantee Period; plus

      .  interest credited; minus

      .  withdrawals, previously assessed withdrawal charges and transfers;
         minus

      . any applicable portion of the records maintenance charge and charges for other benefits; adjusted for

      .  any applicable Market Value Adjustment previously made.

   On any Valuation Date, the Accumulated Guarantee Period Value is the sum of the Guarantee Period Values.

   We calculate the interest credited to the Guarantee Period Value by compounding daily at daily interest rates which would produce at the end of 12 months a result identical to the one produced by applying an annual interest rate. The interest rate may be reduced for the cost of any riders you have elected.

   An example illustrating how we credit a Guaranteed Interest Rate is provided in Appendix A to this Prospectus.

   At the end of any Guarantee Period, we send written notice of the beginning of a new Guarantee Period. A new Guarantee Period for the same duration starts unless you elect another Guarantee Period or investment option within 30 days after the end of the prior Guarantee Period. You may choose a different Guarantee Period by preauthorized telephone instructions or by giving us written notice. You should not select a new Guarantee Period extending beyond the Annuity Date. The Guarantee Period amount available for annuitization is subject to Market Value Adjustments and may be subject to withdrawal charges. (See "Market Value Adjustment" and "Withdrawal Charge" below.)

   The amount reinvested at the beginning of a new Guarantee Period is the Guarantee Period Value for the Guarantee Period just ended. The Guaranteed Interest Rate in effect when the new Guarantee Period begins applies for the duration of the new Guarantee Period.

   You may call us at 1-800-621-5001 or write to Kemper Investors Life Insurance Company, Customer Service, at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 for the new Guaranteed Interest Rates.

4. Establishment of Guaranteed Interest Rates.

   Any Guarantee Period(s) you initially elect and the interest rate(s) initially credited are specified in your Contract Schedule. The interest rate credited to subsequent Purchase Payments or transfers will be declared at the time a Purchase Payment is received or transfer is made. At the end of a Guarantee Period, we will declare a Guaranteed Interest Rate applicable for the subsequent Guarantee Period. Once established, interest rates are guaranteed for their respective Guarantee Periods.

   Withdrawals of Accumulated Guarantee Period Value may be subject to withdrawal charges and records maintenance charges in addition to a Market Value Adjustment.

   We have no specific formula for establishing the Guaranteed Interest Rates. The determination may be influenced by, but not necessarily correspond to, the current interest rate environment. We may also consider, among other factors, the duration of a Guarantee Period, regulatory and tax requirements, sales commissions and administrative expenses we bear, and general economic trends.

   Interest rates may be adjusted for the cost of any riders you have elected.

   We make the final determination of the Guaranteed Interest Rates to be declared.

   We cannot predict or guarantee the level of future Guaranteed Interest Rates.

5. Contract Value.

   On any Valuation Date, Contract Value equals the total of:

      .  the number of Accumulation Units credited to each Subaccount, times

      .  the corresponding Accumulation Unit value for each Subaccount, plus

      .  your Accumulated Guarantee Period Value in the MVA Option, plus

      .  your Fixed Account Contract Value.

6. Change of Ownership, Beneficiary and Annuitant.

   You may change the Owner by written request at any time while the Owner is alive. You must furnish information sufficient to clearly identify the new Owner to us. The change is subject to any existing assignment of this Contract. When we record the effective date for the change, it will be the date the notice was signed except for action taken by us prior to receiving the request. Any change is subject to the payment of any proceeds. We may require you to return your Contract to us for endorsement of a change of ownership. A change of ownership may result in adverse tax consequences. (See "Federal Income Taxes--2. Taxation of Partial and Full Withdrawals.")

   A Beneficiary must be designated at the time of application. In the case of joint Owners, the surviving joint Owner is automatically the designated primary Beneficiary. You may change the Beneficiary if you send us notification in a manner acceptable to us. Changes are subject to the following conditions:

      . prior to the Annuity Date, the Beneficiary change form must be filed while the Owner is alive;

      . after the Annuity Date, the Beneficiary may be changed while the Owner and Annuitant are alive;

      .  this Contract must be in force at the time you file a change form;

      . a change must not be prohibited by the terms of an existing assignment, Beneficiary designation or other restriction;

      . after we receive the change form, it will take effect on the date the change form was signed, however action taken by us before the change form was received will remain in effect;

      . the request for change must provide information sufficient to clearly identify the new Beneficiary to us; and

      . in the case of joint Owners, the designation of a Beneficiary other than the surviving joint Owner will be deemed to be the designation of a contingent Beneficiary.

   We may require you to return this Contract to us for endorsement of a change of Beneficiary.

   The interest of a Beneficiary who dies before the distribution of the death benefit will pass to the other beneficiaries, if any, to share and share alike, unless otherwise provided in the Beneficiary designation. If no Beneficiary survives or is named, the distribution will be made to your estate when you die.

   The Annuitant is shown in the Contract Schedule. Prior to the Annuity Date, an Annuitant may be replaced or added unless the Owner is a non-natural person. There must be at least one Annuitant at all times. If the Annuitant dies, the youngest Owner will become the new Annuitant unless there is a surviving joint Annuitant or a new Annuitant is otherwise named. Upon the death of an Annuitant prior to the Annuity Date, a death benefit is not paid unless the Owner is a non-natural person. If joint Annuitants are designated, the survivor will become the Annuitant if one of the joint Annuitants dies before the Annuity Date, unless the Owner is a non-natural person. Joint Annuitants are only permitted in Non-Qualified Plan Contracts.

7. Transfers During the Accumulation Period.

   During the Accumulation Period, you may transfer Contract Value among the Subaccounts, the Guarantee Periods and the Fixed Account subject to the following conditions:

      . the minimum amount which may be transferred is $50 for each Subaccount or Fixed Account and $500 for each Guarantee Period or, if smaller, the remaining value in the Subaccount, Fixed Account or Guarantee Period.

      . no partial transfer will be made if the remaining Contract Value of the Fixed Account or any Subaccount will be less than $50 or any Guarantee Period will be less than $500, unless the transfer will eliminate your interest in the applicable account;

      . no transfer may be made within seven calendar days of the date on which the first annuity payment is due;

      . any transfer from a Guarantee Period is subject to a Market Value Adjustment unless the transfer is effected within 30 days after the end of the applicable Guarantee Period;

      . multiple transfers requested on one business day will be counted as one transfer; and

      . we reserve the right to restrict transfers for a period of 15 days after each transfer in excess of 12 in a Contract Year. Any transfer request received during such a period will not be processed unless resubmitted and received after the 15-day period.

   We may charge a $10 fee for each transfer in excess of 12 in a Contract Year. However, transfers made pursuant to the Dollar Cost Averaging or Automatic Asset Rebalancing programs do not count toward these 12 transfers for purposes of determining whether the fee will apply. Because a transfer before the end of a Guarantee Period is subject to a Market Value Adjustment, the amount transferred from the Guarantee Period may be more or less than the requested dollar amount.

   Except as provided below, we make transfers pursuant to your written or telephone request specifying in detail both the amount which is to be transferred and the names of the accounts which are affected. We will transfer from the Fixed Account or Guarantee Periods as of the Valuation Date following the date we receive your written or telephone transfer request. Telephone transfers require the proper authorization from us, and all telephone transfer request will be recorded for your protection. We reserve the right to terminate the telephone transfer privilege at any time.

   The following transfers must be requested through standard United States mail:

      .  transfers in excess of $250,000 per Contract, per day, and

      . transfers into and out of the Credit Suisse Trust-Emerging Markets, Janus Aspen Worldwide Growth and Scudder International Subaccounts in excess of $50,000 per Contract, per day.

   In the case of transfers between Subaccounts, the reduction and credit of Accumulation Units in each Subaccount is determined based on the Accumulation Unit value at the end of the Valuation Period in which we received your request.

   If a transfer is to be made from a Subaccount, we may suspend the right of transfer:

      . during any period when the New York Stock Exchange is closed other than customary weekend and holiday closings;

      . when trading in the markets normally utilized is restricted, or an emergency exists as determined by the SEC so that disposal of investments or determination of the Accumulation Unit value is not practical; or

      . for such other periods as the SEC by order may permit for the protection of Owners.

   We may defer the payment of a transfer from the Fixed Account or Guarantee Periods, for the period permitted by law. This can never be more than six months after we receive your written or telephone request. During the period of deferral, we will continue to credit interest, at the then current interest rate(s), to the Fixed Account Contract Value and/or each Guarantee Period Value.

   If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party's instructions. However, we do not offer or participate in any asset allocation program or investment advisory service and we take no responsibility for any third party asset allocation program or investment advisory service. We may suspend or cancel acceptance of a third party's instructions at any time and may restrict the Subaccounts available for transfer under third party authorizations.

   This Contract is not designed for professional market timing organizations, or other organizations or individuals engaged in market timing strategies in response to short-term fluctuations in the market, involving frequent transfers, or transfers representing a substantial percentage of the assets of any Subaccount. You should not purchase the Contract if you intend to engage in such market timing strategies. Market timing strategies may be disruptive to the Subaccounts and may be detrimental to Owners. Further, these short-term strategies are particularly inappropriate for attaining long-term retirement goals or for the protection of heirs. Consequently, we reserve the right, at our sole discretion and without prior notice, to take action when we identify market timing strategies detrimental to Owners.

   We reserve the right at any time and without notice to any party, to terminate, suspend or modify these or any other transfer rights. If you submit a request for a transfer that is no longer permitted, we will notify you in writing that the transaction is not permissible. We disclaim all liability if we follow in good faith instructions given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone or other transfer request.

8. Dollar Cost Averaging Program.

   Under our Dollar Cost Averaging ("DCA") program, a predesignated portion of any Subaccount or Fixed Account option is automatically transferred on a monthly, quarterly, semi-annual or annual basis for a specified duration to any other accounts, except for the Scudder Money Market Subaccount #2, based on your allocation of accounts.

   The theory of a DCA program is that by investing at regular and level increments over time, you will be able to purchase more Accumulation Units when the Accumulation Unit value is relatively low and less Accumulation units when the Accumulation Unit value is relatively high. DCA generally helps reduce the risk of purchasing Accumulation Units when market prices are high and selling when market prices are low. However, participation in the DCA program does not assure you of greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount other than a Subaccount which maintains a stable net asset value, are less likely to produce the desired effect of the DCA program and may have the effect of reducing the average price of the Subaccount shares being redeemed.

   The Owner may select any day of the month except for the 29th, 30th or 31st for the DCA transfers to occur. The DCA program is available only during the Accumulation Period. You may enroll any time by completing our Dollar Cost Averaging form. We must receive the enrollment form at least five business days before the first transfer date.

   We will waive the mortality and expense risk charge on the Scudder Money Market Subaccount #2 if you allocate all or a portion of the initial Purchase Payment to that account with the purpose of Dollar Cost Averaging the total allocation into other accounts within one year. If you terminate Dollar Cost Averaging or do not deplete all Subaccount Value in Scudder Money Market Subaccount #2 within one year, we automatically transfer any remaining value in the Scudder Money Market Subaccount #2 to Scudder Money Market Subaccount #1. The Scudder Money Market Subaccount #2 may only be used in a DCA program where DCA transfers are made monthly.

   The minimum transfer amount is $100 per Subaccount or Fixed Account. The total Contract Value in an account at the time Dollar Cost Averaging is elected must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

   Dollar Cost Averaging ends if:

      .  the number of designated monthly transfers has been completed,

      . Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount will be transferred,

      . we receive your written termination at least five business days before the next transfer date, or

      .  the Contract is surrendered or annuitized.

   If the Fixed Account balance is at least $10,000, you may elect automatic monthly or calendar quarter transfers of interest accrued in the Fixed Account to one or more of the Subaccounts or Guarantee Periods. You may enroll in this program any time by completing our Dollar Cost Averaging form. Transfers are made within five business days of the end of the calendar quarter. We must receive the enrollment form at least ten days before the end of the calendar quarter.

9. Automatic Asset Rebalancing Program.

   Under our Automatic Asset Rebalancing program, transfers among the accounts, except for Guarantee Periods, the Fixed Account or the Scudder Money Market Subaccount #2, will automatically be made periodically on a monthly, quarterly, semi-annual or annual basis to achieve the Owner's pre-defined asset allocations. Transfers under this program are not subject to the $50 transfer minimum and will not be counted against the 12 transfers permitted in a Contract Year. An election to participate in this plan must be in writing on our form and returned to us.

   You may not simultaneously elect both the Dollar Cost Averaging and Automatic Asset Rebalancing programs.

10. Withdrawals During the Accumulation Period.

   During the Accumulation Period, you may make an unlimited number of partial withdrawals or a total withdrawal (also known as a "surrender") from the Contract. Upon surrender, we will pay the Contract Value reduced by any withdrawal charge, Debt, applicable premium taxes, records maintenance charge and applicable withholding tax, adjusted by any applicable Market Value Adjustment. A partial withdrawal may not exceed the amount available upon surrender. The Market Value Adjustment formula will be applied to the applicable portion of the total value withdrawn unless a withdrawal is effected within 30 days after the end of the applicable Guarantee Period(s). You must return the Contract to us if you elect a total withdrawal. Withdrawals may have tax consequences. (See "Federal Income Taxes.")

   Each Contract Year, you may withdraw remaining Purchase Payments no longer subject to a withdrawal charge, plus 10% of remaining Purchase Payments subject to a withdrawal charge, without incurring a withdrawal charge ("partial free withdrawal").

   The 10% of remaining Purchase Payments is per Contract Year and is not cumulative for future Contract Years.

   Partial withdrawals are subject to the following conditions:

      . partial withdrawals must be at least $500 or, if smaller, the remaining value in the Fixed Account or a Guarantee Period or Subaccount;

      . no partial withdrawal will be made if the remaining Contract Value of the Fixed Account or any Subaccount will be less than $50 or any Guarantee Period will be less than $500 unless the withdrawal will eliminate your interest in the applicable account;

      . if an account is not specified for the partial withdrawal, it will be deducted on a pro rata basis from the investment options in which the Owner has an interest; and

      . if a partial withdrawal would reduce Contract Value to less than $5,000, the partial withdrawal will be processed as a total withdrawal (surrender of the Contract).

   We make withdrawals pursuant to your written or telephone request specifying in detail both the amount which is to be withdrawn and the names of the accounts which are affected. Telephone transfers are subject to restrictions and require the proper authorization from us. We will make withdrawals from the Fixed Account or Guarantee Periods as of the Valuation Date following the date we receive your written or telephone withdrawal request.

   In the case of withdrawals from a Subaccount, we will redeem the necessary number of Accumulation Units to achieve the requested dollar amount and then reduce the number of Accumulation Units credited in each Subaccount by the number of Accumulation Units redeemed. The reduction in the number of Accumulation Units is determined based on the Accumulation Unit value at the end of the Valuation Period in which we received your request. We will pay the amount within seven calendar days after we receive the request, except as provided below.

   If the withdrawal is to be made from a Subaccount, we may suspend the right of withdrawal, or delay payment beyond seven calendar days;

      . during any period when the New York Stock Exchange is closed other than customary weekend and holiday closings;

      . when trading in the markets normally utilized is restricted, or an emergency exists as determined by the SEC so that disposal of investments or determination of the Accumulation Unit value is not practical; or

      . for such other periods as the SEC by order may permit for the protection of Owners.

   We may defer the payment of a withdrawal from the Fixed Account or Guarantee Periods, for the period permitted by law. This can never be more than six months after we receive your written or telephone request. During the period of deferral, we will continue to credit interest, at the then current interest rate(s), to the Fixed Account Contract Value and/or each Guarantee Period Value.

   A participant in the Texas Optional Retirement System (''ORP'') must obtain a certificate of termination from the participant's employer before the Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.

   Withdrawals will reduce the Optional Enhanced Death Benefit ("OEDB") in the proportion that the withdrawal, plus withdrawal charges, bears to the Contract Value. For example, if the OEDB is $100,000 and the Contract Value is $80,000, and a withdrawal, including withdrawal charges, of $20,000 is taken, the OEDB is then reduced to $75,000 as shown below.

      .  $20,000/$80,000 = 25% ratio of withdrawal to Contract Value;

      .  $100,000 x 25% = $25,000 of OEDB reduction;

      .  $100,000 OEDB - $25,000 = $75,000 remaining OEDB.

11. Systematic Withdrawal Plan.

   We offer a Systematic Withdrawal Plan ("SWP") allowing you to pre-authorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw a selected amount, or amounts based on your life expectancy, from the Fixed Account, or from any of the Subaccounts or Guarantee Periods on a monthly, quarterly, semi-annual or annual basis. You may select the day of the month on which the withdrawals will occur, other than the 29th, 30th, or 31st of the month. The SWP is available when you request a minimum $100 periodic payment. A Market Value Adjustment applies to any withdrawals under the SWP from a Guarantee Period, unless effected within 30 days after that Guarantee Period ends. If the amounts distributed under the SWP from the Fixed Account and the Subaccounts or Guarantee Periods exceed the partial free withdrawal amount, the withdrawal charge is applied on any amounts exceeding the partial free withdrawal amount. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give 30 days notice if we amend the SWP, and you may terminate the SWP at any time.

12. Contract Loans.

   The Owner of a Contract issued as a tax sheltered annuity under Section 403(b) of the Internal Revenue Code of 1986 ("Code") or with a qualified plan under Code Section 401, may request a loan (if permitted by the qualified plan) any time during the accumulation period. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and Company procedures in effect at the time a loan is made. In the case of loans made under Contracts which are subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), additional requirements and limitations will apply such as those under the terms of the plan, Department of Labor regulations and ERISA. Because the rules governing loans under section 403(b) contracts and ERISA Qualified Plans are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply. For loans subject to ERISA, you also may wish to consult your plan administrator.

   Federal tax law requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

   If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the investment accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your Contract Value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your Contract Value will be greater than it would have been had no loan been outstanding.

13. Market Value Adjustment.

   The Market Value Adjustment formula stated below is applicable for both an upward or downward adjustment to a Guarantee Period Value when, prior to the end of a Guarantee Period, that value is:

      .  taken as a total or partial withdrawal;

      .  applied to purchase an Annuity Option; or

      . transferred to another Guarantee Period, the Fixed Account or a Subaccount.

   However, a Market Value Adjustment will not be applied to any Guarantee Period Value transaction effected within 30 days after the end of the applicable Guarantee Period or during the free look period. The Market Value Adjustment applies before the deduction of any withdrawal charges.

   The Market Value Adjustment reflects the relationship between:

      . the currently established interest rate reduced by the cost of any optional rider elected by the Owner ("Current Interest Rate") for a Guarantee Period equal to the remaining length of the Guarantee Period, rounded to the next lower number of complete years, and

      .  the Guaranteed Interest Rate applicable to the amount being withdrawn.

   Generally, if the Guaranteed Interest Rate is the same or lower than the applicable Current Interest Rate, the Market Value Adjustment reduces Market Adjusted Value and results in a lower payment. Thus, if interest rates increase, the withdrawal could be less than the original Purchase Payment or the original amount allocated to a Guarantee Period. Conversely, if the Guaranteed Interest Rate is higher than the applicable Current Interest Rate, the Market Value Adjustment increases Market Adjusted Value and results in a higher payment.

   The Market Value Adjustment (MVA) uses this formula:

      MVA = Guarantee Period Value x {[(1+I)/(1+J)]/ t/365 / - 1}

      Where:

          I is the Guaranteed Interest Rate being credited to the Guarantee Period Value (GPV) subject to the Market Value Adjustment;

          J is the current interest rate declared by us as of the effective date of the application of the Market Value Adjustment for current allocations to a Guarantee Period the length of which is equal to the balance of the Guarantee Period for the Guarantee Period Value subject to the Market Value Adjustment, rounded to the next lower number of complete years, reduced by the cost of any optional rider elected by the Owner; and

          t is the number of days remaining in the Guarantee Period.

   An illustration showing an upward and a downward adjustment is provided in Appendix B to this Prospectus.

14. Death Benefits.

Standard Death Benefit

   If you have not elected an Optional Enhanced Death Benefit rider and you die during the Accumulation Period, we will pay to the Beneficiary the greater of the following, less Debt:

      .  the Contract Value plus any positive Market Value Adjustment, and

      . the total amount of Purchase Payments less previous Purchase Payments withdrawn and withdrawal charges as of the date of death.

Optional Enhanced Death Benefit Riders

   There are two Optional Enhanced Death Benefit ("OEDB") riders available under the Contract, Zurich Safeguard/SM/ and Zurich Safeguard/SM/ Plus. We may discontinue the offering of the OEDB riders at any time. The OEDB riders may not be available in all states.

   The investment options under the Contract are categorized as "Class 1 Accumulation Options" or "Class 2 Accumulation Options" solely for purposes of calculating the benefits and charges attributable to the OEDB. The Class 1 Accumulation Options are the Fixed Account, the Guarantee Periods and the Money Market Subaccounts. All other options are Class 2 Accumulation Options.

   You may elect an OEDB rider only on the initial Contract application. You cannot elect an OEDB rider after the date we issue the Contract.

   If you elect an OEDB rider, the death benefit will be based on the option you selected.

Zurich Safeguard/SM/

   Zurich Safeguard/SM/ may be elected only if the oldest Owner is age 80 or younger at the time of issue. The current charge for Zurich Safeguard/SM/ is 0.20% of applicable Contract Value (See "Contract Charges and Expenses").

   If you elect Zurich Safeguard/SM/, the death benefit will be equal to the greatest of the following, less Debt:

       (1)Contract Value plus any positive Market Value Adjustment;

       (2)the total amount of Purchase Payments less previous Purchase Payments withdrawn and withdrawal charges as of the date of death; and

       (3)the Step-Up death benefit, described below.

Zurich Safeguard/SM/ Plus

   Zurich Safeguard/SM/ Plus may be elected only if the oldest Owner is age 75 or younger at the time of issue. The current charge for Zurich Safeguard/SM/ Plus is 0.35% of applicable Contract Value (See "Contract Charges and Expenses").

   If you elect Zurich Safeguard/SM/ Plus, the death benefit will be equal to the greatest of the following, less Debt:

       (1)Contract Value plus any positive Market Value Adjustment;


       (2)the total amount of Purchase Payments, less previous Purchase Payments withdrawn and withdrawal charges as of the date of death;


       (3)the Step-Up death benefit, described below; and

       (4)the Roll-Up death benefit, described below.

   The Step-Up death benefit for the Contract is equal to the greatest of:

      . the Contract Value on each Contract Anniversary preceding the earlier of the 81st birthday of the oldest Owner or date of death,

      .  increased by Purchase Payments made since such Contract Anniversary,

      . decreased by any adjustments for withdrawals and withdrawal charges since such Contract Anniversary, and

      . adjusted for allocations to Class 1 Accumulation Options since such Contract Anniversary, described below.

   The Roll-Up death benefit is equal to:

      .  the total amount of Purchase Payments,

      . accumulated at 5.00% per year (not to exceed two times the value of Purchase Payments that have not been previously withdrawn), to the earlier of the 80th birthday of the oldest Owner or the date of death,

      .  minus any adjustment for withdrawals and withdrawal charges,

      . increased by Purchase Payments made from the 80th birthday of the oldest Owner to the date of death,

      . decreased by any adjustment for withdrawals and withdrawal charges from the 80th birthday of the oldest Owner to the date of death; and

      . adjusted for allocations to Class 1 Accumulation Options, described below.

Adjustments for Withdrawals and Withdrawal Charges

   Withdrawals and withdrawal charges will reduce the Step-Up and Roll-Up death benefits on a pro rata basis. (See "Withdrawals During the Accumulation Period.") The adjustment for a withdrawal is equal to the value of the death benefit immediately prior to the withdrawal multiplied by (a) divided by (b) where:

       (a)is the withdrawal plus any withdrawal charges, and

       (b)is the Contract Value, prior to the withdrawal.

Adjustments for Allocations to Class 1 Accumulation Options

   Certain investment options under the Contract are designated "Class 1 Accumulation Options". Currently, the Class 1 Accumulation Options are the Fixed Account, the Guarantee Periods and the Money Market Subaccounts. We may add or delete Class 1 Accumulation Options. All other investment options are "Class 2 Accumulation Options".

   If you have allocated any portion of your Cash Value to a Class 1 Accumulation Option at any time, it will affect the amount of your death benefit as follows:

       (1)For purposes of calculating the Step-Up death benefit, amounts allocated to Class 1 Accumulation Options are not taken into account when the Contract Value for each Anniversary Date is determined.

       (2)For purposes of calculating the Roll-Up death benefit, Purchase Payments allocated to the Class 1 Accumulation Options are not accumulated at 5.00% interest. In general, the Roll-Up death benefit will be less if you allocate amounts to Class 1 Accumulation Options earning less than 5%, than it will be if you allocate to Class 2 Accumulation Options.

       (3)For both the Step-Up and Roll-Up death benefits, the greater of the Contract Value attributable to Class 1 Accumulation Options, adjusted for prior transfers and withdrawals and withdrawal charges, and the amount of Purchase Payments allocated to Class 1 Accumulation Options, adjusted for prior transfers and withdrawals and withdrawal charges, will be added to the respective death benefit after it is otherwise determined.

       (4)If transfers are made between Class 1 and Class 2 Accumulation Options, a proportional adjustment will be made to the death benefits attributable to each class to reflect the period of time that allocations were held in the respective classes.

   The above information regarding the OEDB is a summary of the provisions contained in the rider to your Contract that will be issued if you elect an OEDB. You should consult the rider for additional details. The provisions of the rider are controlling.

   If the Owner is a non-natural person, the OEDB will be based on the age of the oldest Annuitant.

   The applicable death benefit will be paid to the designated Beneficiary upon the death of the Owner during the Accumulation Period. Upon the death of a joint Owner during the Accumulation Period, a death benefit will be paid to the surviving joint Owner.

   If the Owner is not a natural person, we will pay the death benefit upon the death of an Annuitant. We will pay the death benefit to the Beneficiary after we receive due proof of death. We will then have no further obligation under this Contract.

   We compute the applicable death benefit at the end of the Valuation Period following our receipt of due proof of death, the return of the Contract and such other information we may require to process the death benefit. The proof may be a certified death certificate or any other written proof satisfactory to us.

   The death benefit may be paid in a lump sum. This sum may be deferred for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary's life expectancy; or Annuity Option 2 or 3 based upon the life expectancy of the Beneficiary as prescribed by federal tax regulations. The Beneficiary must make this choice within 60 days of the time we receive due proof of death, and distribution must commence within one year of the date of death.

   If the Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed within five years of your death. Distribution of the death benefit must start within one year after your death. It may start later if prescribed by federal regulations.

   If this Contract was issued as a Non-Qualified Plan Contract, an IRA or Roth IRA and your spouse is the only primary Beneficiary when you die, your surviving spouse may elect to be the successor Owner of this Contract by completing the spousal continuation section of the claim form submitted with due proof of your death. Your surviving spouse will become the Annuitant if no Annuitant is living at the time of your death. If your surviving spouse elects to become the successor Owner of this Contract on your death, thereby waiving claim to the death benefit otherwise payable, a death benefit will not be paid on your death. The Contract Value will be adjusted to equal the death benefit amount otherwise payable, subject to the following:

      . The Contract Value will be adjusted to equal the amount of the death benefit. The difference, if any, between the death benefit and the Contract Value one day prior to the date of continuance will be credited to the Scudder Money Market Subaccount #1. The successor Owner may subsequently transfer this amount from the Scudder Money Market Subaccount #1 to other investment options under the Contract.


      . Upon the death of your surviving spouse before the Annuity Date, the amount of the death benefit payable will be determined as if: (1) this Contract was issued on the date of continuance; and (2) the Contract Value on the date of continuance resulted from receipt of an initial Purchase Payment in that amount.


      . Withdrawal charges, if any, will be limited to withdrawals of Purchase Payments made after the date of continuance.

      .  Any OEDB rider in effect will terminate as of the date of your death.

      . Your surviving spouse may elect any OEDB rider then offered by us. All such riders will be subject to the terms and conditions then in effect at the time of continuance, and all charges and benefits will be calculated as if the coverage was issued to the surviving spouse on the date of continuance and the Contract Value on the date of continuance resulted from receipt of an initial Purchase Payment in that amount.

      . Any subsequent spouse of the surviving spouse Beneficiary will not be entitled to continue this Contract upon the death of the surviving spouse Beneficiary.

                         CONTRACT CHARGES AND EXPENSES

   We deduct the following charges and expenses:

      .  mortality and expense risk charge,

      .  administrative charge,

      .  records maintenance charge,

      .  withdrawal charge,

      .  Optional Enhanced Death Benefit charge, if elected, and

      .  Commutation charge, if applicable.

   Subject to certain expense limitations, you indirectly bear investment management fees and other Portfolio expenses. For Purchase Payments allocated to the Fixed Account or any Guarantee Periods, the applicable credited rates will be reduced to reflect any applicable asset-based charges.

   We reserve the right to charge a fee of $10 for each transfer of Contract Value in excess of twelve transfers per Contract Year.

1. Mortality and Expense Risk Charge.

   We assess each Subaccount a daily asset charge for mortality and expense risks at a rate of 1.55% per year. Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

   The mortality risk we assume arises from two contractual obligations. First, if you die before the Annuity Date, we may, in some cases, pay more than Contract Value. (See "Death Benefits" above.) Second, when Annuity Options involving life contingencies are selected, we assume the risk that Annuitants will live beyond actuarial life expectancies.

   We also assume an expense risk. Actual expenses of administering the Contracts may exceed the amounts we recover from the records maintenance charge or the administrative cost portion of the daily asset charge.

2. Administrative Charge.


   We assess each Subaccount a daily asset charge for administrative costs at a rate of 0.15% per year. This charge reimburses us for expenses incurred for administering the Contracts. These expenses include processing Owner inquiries, changes in allocations, Owner reports, Contract maintenance costs, and data processing costs. The administrative charge covers the average anticipated administrative expenses incurred while the Contracts are in force. There is not necessarily a direct relationship between the amount of the charge and the administrative costs of a particular Contract.


3. Records Maintenance Charge.

   We deduct an annual records maintenance charge of $30 during the Accumulation Period. The charge is assessed:

      .  at the end of each Contract Year, and

      .  upon total withdrawal of the Contract.

   However, we do not deduct the records maintenance charge for Contracts with a Contract Value of at least $50,000 on the date the charge would otherwise be assessed. We will waive the Market Value Adjustment (positive or negative) on any portion of the $30 charge assessed to the Guarantee Periods.

   This charge reimburses us for the expenses of establishing and maintaining Contract records. The record maintenance charge is prorated among all investment options in which you have an interest.

4. Withdrawal Charge.

   We do not deduct a sales charge from any Purchase Payment. However, we charge the withdrawal charge on certain surrenders, partial withdrawals, and annuitizations. The withdrawal charge (a contingent deferred sales charge) covers Contract sales expenses, including commissions and other promotional and acquisition expenses. Currently, we anticipate withdrawal charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets, including proceeds from other Contract charges.

   In calculating the withdrawal charge, we treat withdrawals as coming from the oldest Purchase Payments first (i.e., first-in, first-out) and then from earnings, if any. We will charge all amounts withdrawn and any applicable withdrawal charge against Purchase Payments in the chronological order in which we received them beginning with the initial Purchase Payment.

   Each Contract Year, you may make a withdrawal from the Contract without incurring a withdrawal charge up to the total of:

      .  Remaining Purchase Payments no longer subject to a withdrawal charge;
         and

      . 10% of remaining Purchase Payments that are subject to withdrawal charges.

   Remaining Purchase Payments are those Purchase Payments that have not been previously withdrawn from the Contract.

   If you withdraw a larger amount, the excess Purchase Payments withdrawn are subject to a withdrawal charge, as follows:

                   Years Elapsed Since
                  Purchase Payment Received Withdrawal Charge
                  ------------------------- -----------------
                  Less than one............        7.0%
                  One but less than two....        6.0%
                  Two but less than three..        5.0%
                  Three but less than four.        4.0%
                  Four and thereafter......        0.0%

   For purposes of the above schedule, a year will elapse on the last day of the Contract Year in which the Purchase Payment was received and on the last day of each subsequent Contract Year.

   After you have withdrawn all Purchase Payments, any remaining earnings may be withdrawn without incurring a withdrawal charge.

   For purposes of calculating withdrawal charges, we assume that amounts are withdrawn in the following order:

       (1)Purchase Payments no longer subject to a withdrawal charge,

       (2)The 10% free withdrawal amount,

       (3)Purchase Payments subject to a withdrawal charge in the chronological order in which they were received, and

       (4)Earnings.

   When a withdrawal is requested, you receive a check in the amount requested. If a withdrawal charge applies, Contract Value is reduced by the withdrawal charge, plus the dollar amount sent to you.

   As the withdrawal charges schedule is based on the year in which each Purchase Payment is made, you may be subject to a withdrawal charge, even though the Contract may have been issued many years earlier. (For additional details, see "Withdrawal During Accumulation Period.")

   Subject to certain exceptions and state approvals, withdrawal charges are not assessed on withdrawals:

      . after you have been confined in a skilled health care facility for at least 45 consecutive days and you remain confined at the time of the request;

      . within 45 days following your discharge from a skilled health care facility after a confinement of at least 45 days; or

      . if you become disabled after the Contract is issued and before age sixty-five (65).

   According to the Social Security Administration, the following is the definition for "disability."

       "Inability to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or which has lasted or can be expected to last for a continuous period of not less than 12 months."

   Restrictions and provisions related to the nursing care or disability waivers are described in the Contract endorsements.

   The withdrawal charge also applies at annuitization to amounts attributable to Purchase Payments in their fourth year or earlier. No withdrawal charge applies upon annuitization if you select Annuity Options 2, 3, 4, or 5, or if payments under Annuity Option 1 are scheduled to continue for at least ten years. See "The Annuity Period--Annuity Options" for a discussion of the Annuity Options available.

   We reserve the right to reduce or waive the withdrawal charge. See "9. Exceptions", below.

5. Optional Enhanced Death Benefit Charge.

   The annual charge for the Optional Enhanced Death Benefit is .20% of Contract Value if you elect Zurich Safeguard/SM/ and .35% of Contract Value if you elect Zurich Safeguard/SM/ Plus. The Optional Enhanced Death Benefit charge does not apply to Class 1 Accumulation Options. Currently, the Class 1 Accumulation Options are the Fixed Account, the Guarantee Periods and the Scudder Money Market Subaccounts.

6. Commutation Charge.


   The commutation charge equals the difference between the present value of any remaining payments in a certain period (as of the date of calculation) calculated using:


       A. For a fixed annuity option, (i) a discount rate that is equal to the rate assumed in calculating the initial income payment and (ii) the greater of: (a) the ten year treasury constant maturity plus 3%; and
          (b) the rate used to determine the initial payment plus 2%, and

       B. For a variable annuity option, (i) a discount rate that is equal to the assumed investment rate and (ii) the assumed investment rate plus 2%.


   The commutation charge applies to the calculation of lump sum payments with respect to any remaining periodic payments in the certain period under Annuity Options 1, 3 and 5 upon the death of an Annuitant during the Annuity Period or in commutation of remaining annuity payments under those options. The commutation charge reflects the use of a higher interest rate to determine the commutation amount than the interest rate used to determine the initial annuity payment.


7. Investment Management Fees and Other Expenses.

   Each Portfolio's net asset value reflects the deduction of investment management fees and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Further detail is provided in the attached prospectuses for the Portfolios and the Funds' Statements of Additional Information.

8. State Premium Taxes.

   Certain state and local governments impose a premium tax ranging from 0% to 3.5% of Purchase Payments. If we pay state premium taxes, we will deduct the amount paid from:

      .  Purchase Payments when we receive them,

      .  Contract Value upon total withdrawal, or

      .  Contract Value upon annuitization.

   In no event will an amount be deducted for premium taxes before we have incurred a tax liability under applicable state law. See "Appendix B--State Premium Tax Chart" in the Statement of Additional Information.

9. Exceptions.

   We may decrease the mortality and expense risk charge, the administration charge, and the records maintenance charge without notice. However, we guarantee that we will not increase the charges above the amounts listed on your Contract schedule. We bear the risk that those charges will not cover our costs. On the other hand, should such charges exceed our costs, we will not refund any charges. Any profit is available for corporate purposes including, among other things, payment of distribution expenses.

   We may also reduce or waive fees and charges, including but not limited to, the records maintenance charge, the withdrawal charge, mortality and expense risk charge and administrative charge, for certain sales that may result in cost savings, such as those where we incur lower sales expenses or perform fewer services

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because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedure. We may also reduce or waive fees and charges and/or credit additional amounts on Contracts issued to:

      . employees and registered representatives (and their families) of broker-dealers (or their affiliated financial institutions) that have entered into selling group agreements or distribution agreements with Investors Brokerage Services, Inc. ("IBS"); and

      . officers, directors and employees (and their families) of KILICO and Scudder Variable Series I and II investment advisers and principal underwriters or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.

   Reductions in these fees and charges will not unfairly discriminate against any Owner.

                              THE ANNUITY PERIOD

   Annuity payments to you or your designated payee begin on the Annuity Date under the selected Annuity Option. The Annuity Date must be at least two years from the Date of Issue and must be prior to the later of the youngest original Annuitant's 91st birthday (if the Contract is part of a Charitable Remainder Trust, the Annuitant's 100th birthday) or ten years from the Date of Issue. Annuitization may be delayed beyond the Annuity Date if we are making systematic withdrawals based on your life expectancy. In this case, annuitization begins when life expectancy withdrawals are stopped. You may write to us prior to the distribution of a death benefit or the first annuity payment date to request a change of the Annuity Date.

1. Election of an Annuity Option.

   Contracts may be annuitized under one of several Annuity Options. We must receive an election of an Annuity Option in writing. You may make an election on or before the Annuity Date. The Beneficiary, subject to the terms of the death benefit provision, may elect to have the death benefit remain with us under one of the Annuity Options. An election may be revoked by a subsequent change of Beneficiary or an assignment of the Contract unless the assignment provides otherwise. Once elected, an Annuity Option cannot be changed after the first annuity payment is made.

   If an Annuity Option is not elected by the Annuity Date, an annuity will be paid for a certain period of ten years and for as long thereafter as the Annuitant (or joint Annuitant) is alive.

   You may elect annuity payments to be made as a Fixed Annuity or Variable Annuity or a combination. We must receive your election at least seven days prior to the Annuity Date. If we do not receive an election from you, annuity payments will be made as a Fixed Annuity. Allocations will not be changed thereafter, except as permitted in the "Transfers During the Annuity Period" provision of the Contract. The MVA Option is not available during the Annuity Period.

2. Annuity Payments.

   Payments for all Annuity Options are derived from the applicable tables. Current annuity rates will be used if they produce greater payments than those quoted in the Contract. The "Age" in the tables represents the age of the Annuitant on the last birthday before the first annuity payment is due.

   The guaranteed monthly payments are based on an interest rate of 2.5% per year, and where mortality is involved, the 2000 individual annuity mortality table developed by the Society of Actuaries, projected using Scale G to the Year 2015. We may also make available Variable Annuity payment options based on assumed rates other than 2.5%.

   The Annuity Option selected must result in a payment that is at least equal to our minimum payment, according to our rules, at the time the Annuity Option is chosen. If at any time the payments are less than our minimum payment, we have the right to increase the period between payments to quarterly, semi-annual or annual so that the payment is at least equal to the minimum payment or to make payment in one lump sum.

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   The amount of periodic annuity payments may depend upon:

      .  the Annuity Option selected;

      .  the age and sex of the Annuitant; and

      .  the investment experience of the selected Subaccount(s).

   The age of the Annuitant influences the amount of periodic annuity payments because an older Annuitant is expected to have a shorter life span, resulting in larger payments. The sex of the Annuitant influences the amount of periodic payments because females live longer than males, resulting in smaller payments for females, than males of the same age.

   Annuity payments are made to the Owner or to the person designated in writing by the Owner to receive payment.

3. Annuity Options.

   You may elect one of the following Annuity Options.

Annuity Option 1--Fixed Installment Annuity.

   Option 1 provides that we will make monthly annuity payments for a certain period of 10 years.

Annuity Option 2--Life Annuity.

   Option 2 provides that we will make monthly annuity payments over the lifetime of the Annuitant.

Annuity Option 3--Life Annuity with Installments Guaranteed.

   Option 3 provides that we will make monthly annuity payments for a certain period of 10 years and thereafter over the lifetime of the Annuitant.

Annuity Option 4--Joint and Survivor Annuity.

   Option 4 provides that we will pay the full monthly annuity payment over the lifetimes of both Annuitants. Upon the death of either Annuitant, we will continue to pay over the lifetime of the surviving Annuitant a percentage of the original monthly annuity payment. The percentage payable after the death of the first Annuitant must be selected at the time the Annuity Option is chosen. The percentages available to the surviving Annuitant are 50%, 66 2/3%, 75% and 100%.

Annuity Option 5--Joint and Survivor Life Annuity with Installments Guaranteed.

   Option 5 provides that we will make monthly annuity payments for a certain period of 10 years and thereafter over the lifetime of the Annuitants.

Other Annuity Options--We may make other Annuity Options available.

   A supplementary agreement will be issued to reflect payments that will be made under an Annuity Option. Interest under an Annuity Option will start to accrue on the effective date of the supplementary agreement.

4. Transfers and Conversions During the Annuity Period.

   During the Annuity Period, you may elect to make the following transfers and conversions. Any election must be in writing in a form satisfactory to us. We reserve the right at any time and without notice to any party to terminate, suspend or modify these transfer and conversion privileges.

Transfers Between Subaccounts

   A transfer may be made from one Subaccount to another Subaccount, subject to the following limitations:

      . Transfers to a Subaccount are prohibited during the first year of the Annuity Period, and subsequent transfers are limited to one per year.

      .  You may not have more than three Subaccounts after the transfer.

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      .  The amount transferred must equal at least $5,000 of Annuity Unit value and at least $5,000 of Annuity Unit value must remain in the account from which the transfer is made, unless the transfer will eliminate the account.

      . No transfers may be made during the seven days before an annuity payment date. Any transfer request received during such a period will not be processed unless resubmitted and received after the annuity payment date.

   When a transfer is made between Subaccounts, the number of Annuity Units per annuity payment attributable to a Subaccount to which the transfer is made is equal to a. multiplied by b. divided by c. where:

       a. is the number of Annuity Units per annuity payment in the Subaccount from which the transfer is being made;

       b. is the Annuity Unit value for the Subaccount from which the transfer is being made; and

       c. is the Annuity Unit value for the Subaccount to which the transfer is being made.

Conversions From a Fixed Annuity Payment

   You may convert Fixed Annuity payments to Variable Annuity payments subject to the following:

      . At least $30,000 of annuity reserve value must be transferred from our General Account unless the transfer will eliminate the full amount of the annuity reserve value;

      . At least $30,000 of annuity reserve value must remain in our General Account after a transfer unless the transfer will eliminate the annuity reserve value;

      . Conversions from a Fixed Annuity payment are available only on an anniversary of the Annuity Date; and

      .  We must receive notice at least thirty days prior to the anniversary.

   When a conversion is made from Fixed Annuity payments to Variable Annuity payments the number of Annuity Units per annuity payment attributable to a Subaccount to which the conversion is made is equal to a. divided by b. divided by c. where:

       a. is the annuity reserve being transferred from our General Account;

       b. is the Annuity Unit value for the Subaccount to which transfer is being made; and

       c. is the present value of $1.00 per payment period using the attained age(s) of the Annuitant(s) and any remaining payments that may be due at the time of the transfer.

Conversions to a Fixed Annuity Payment

   You may convert Variable Annuity payments to Fixed Annuity payments subject to the following:


      . Conversions to a Fixed Annuity payment will be applied under the same Annuity Option as originally selected;


      . At least $30,000 of Annuity Unit value must be transferred to our General Account from the Subaccounts;

      . At least $5,000 of Annuity Unit value must remain in a Subaccount after a transfer unless the transfer will eliminate your interest in the Subaccount;

      . Conversions to a Fixed Annuity payment are available only on an anniversary of the Annuity Date; and

      .  We must receive notice at least thirty days prior to the anniversary.

   When a conversion is made from a Variable Annuity payment to a Fixed Annuity payment, the number of Annuity Units per payment attributable to a Subaccount from which the conversion is made is the product of a. multiplied by b. multiplied by c. where:

       a. is the number of Annuity Units representing the interest in such Subaccount per annuity payment;

       b. is the Annuity Unit value for such Subaccount; and

       c. is the present value of $1.00 per payment period using the attained age(s) of the Annuitant(s) and any remaining payments that may be due at the time of the transfer.

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5. Annuity Unit Value.

   The Annuity Unit value for each Subaccount is determined at the end of a Valuation Period by multiplying the result of a. times b. by c. where:

       a. is the Annuity Unit value for the immediately preceding Valuation Period;

       b. is the investment experience factor for the Valuation Period for which the Annuity Unit value is being calculated; and

       c. is the interest factor of .99993235 per calendar day of the subsequent Valuation Period to offset the effect of the assumed rate of 2.5% per year used in the Annuity Option Table. We may also make available Annuity Options based on assumed investment rates other than 2.5%.

6. First Periodic Payment Under a Variable Annuity.

   To determine the first payment under a Variable Annuity, the Separate Account Contract Value, at the end of the Valuation Period preceding the Valuation Period that includes the date on which the first annuity payment is due, is first reduced by any applicable:

      .  withdrawal charge,

      .  records maintenance charge, and

      .  any premium taxes that apply.

   The remaining value will then be used to determine the first monthly annuity payment which is based on the guaranteed annuity option shown in the Annuity Option Table in your Contract. You may elect any option available.

7. Subsequent Periodic Payments Under a Variable Annuity.

   The dollar amount of subsequent annuity payments may increase or decrease depending on the investment experience of each Subaccount. The number of Annuity Units per annuity payment will remain fixed for each Subaccount unless a transfer is made in which case, the number of Annuity Units per annuity payment will change.

   The number of Annuity Units for each Subaccount is calculated by dividing a. by b. where:

       a. is the amount of the monthly payment that can be attributed to that Subaccount; and

       b. is the Annuity Unit value for that Subaccount at the end of the Valuation Period. The Valuation Period includes the date on which the payment is made.

   After the first annuity payment, subsequent monthly annuity payments are calculated by summing up, for each Subaccount, the product of a. times b. where:

       a. is the number of Annuity Units per annuity payment in each Subaccount; and

       b. is the Annuity Unit value for that Subaccount at the end of the Valuation Period. The Valuation Period includes the date on which the payment is made.

   After the first annuity payment, we guarantee that the dollar amount of each subsequent annuity payment will not be adversely affected by changes in mortality experience or actual expenses from the mortality and expense assumptions on which we based the first payment.

8. Periodic Payments Under a Fixed Annuity.

   To determine payments under a Fixed Annuity, the Fixed Account Contract Value plus the Accumulated Guarantee Period Values adjusted for any applicable Market Value Adjustment, on the first day preceding the date on which the first annuity payment is due, is first reduced by any withdrawal charge, records maintenance charge and premium taxes that apply. The remaining value will then be used to determine the Fixed Annuity monthly payment in accordance with the Annuity Option selected.

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9. Death of Annuitant or Owner.

   If the Annuitant dies, we will automatically continue any unpaid installments for the remainder of the certain period under Annuity Options 1, 3 or 5. If the Owner elects, we will pay a lump sum payment of the present value of the remaining payments in the certain period. The election to receive the lump sum payment must be made within 60 days of our receipt of due proof of death of the Annuitant or joint Annuitants. The present value of the remaining payments in the certain period will be calculated based on the applicable interest rate.

   For a Fixed Annuity Option the applicable interest rate is the greater of:

       a. the ten year Treasury constant maturity plus 3%; and

       b. the rate used to determine the initial payment plus 2%.

   For a Variable Annuity Option the applicable interest rate is the assumed investment rate plus 2%.

   The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit value next determined following our receipt of due proof of death.

   If Annuity Option 2 is elected, annuity payments terminate automatically and immediately upon the Annuitant's death without regard to the number or total amount of payments made. Thus, it is possible that only one payment will be received if death occurred prior to the date the second payment was due.

   Under Annuity Option 4, Annuity payments terminate automatically and immediately upon the surviving Annuitant's death without regard to the number or total amount of payments received.

   If an Owner, who is not also an Annuitant, dies after the Annuity Date, the following provisions apply:

      . If the Owner was the sole owner, the remaining annuity payments will be payable to the Beneficiary in accordance with the provisions described above. The Beneficiary will become the Owner of the Contract.

      . If the Contract has joint Owners, the annuity payments will be payable to the surviving joint Owner in accordance with the provisions described above. Upon the death of the surviving joint Owner, the Beneficiary becomes the Owner.

10. Protection of Benefits.

   Unless otherwise provided in the supplementary agreement, the Owner may not commute, anticipate, assign, alienate or otherwise hinder the receipt of any annuity payment. Further, the proceeds of the Contract and any payment under an Annuity Option will be exempt from the claim of creditors and from legal process to the extent permitted by law.

11. Age, Gender and Survival.

   We may require satisfactory evidence of the age, gender and the continued survival of any person on whose life the income is based.

   If the Annuitant's age or gender has been misstated, the amount payable under the Contract will be calculated as if those Purchase Payments sent to us had been made at the correct age or gender. Interest not to exceed 6% compounded each year will be charged to any overpayment or credited to any underpayment against future payments we may make under the Contract.

12. Commutable Annuitization Option.

   For annuitizations under Fixed or Variable Annuity Options 1, 3 or 5, the Owner may elect a commutable annuitization option. Variable Annuity Option 1 is always commutable. As to other Annuity Options, you may choose to receive a lump sum payment during the certain period. Lump sum payments are available beginning 13 months after the Annuity Date and may be elected once each year.

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   If your Contract was issued under a Qualified Plan, you may withdraw all or a portion of the present value of the remaining payments during the certain period. If your Contract was not issued under a Qualified Plan, over the life of the Contract you may withdraw up to 75% of the present value of the remaining payments in the certain period. We apply this limit as follows: each time you withdraw a lump sum payment, we will calculate the percentage that amount represents of the present value of the remaining payments in the certain period; you may not withdraw an additional lump sum payment if the sum of those percentages over the life of the Contract would exceed 75%.

   If you take a partial lump sum payment, the remaining payments during the certain period will be reduced based on the ratio of the amount of the lump sum to the present value of the remaining payments in the certain period prior to the withdrawal. Under Options 3 and 5, if the Annuitant is living after the period certain ends, payments will resume without regard to any lump sum payment made during the certain period.

   In determining the amount of the lump sum payment that is available, the present value of the remaining payments in the certain period will be calculated based on the applicable interest rate. For a Fixed Annuity Option, the applicable interest rate is the greater of:

       a. the ten year treasury constant maturity plus 3%; and

       b  the rate used to determine the initial annuity payment plus 2%.

   For a Variable Annuity Option, the applicable interest rate is the assumed interest rate plus 2%.

   The amount of each payment for purposes of determining the present value of any variable installments will be the payment next scheduled after the request for commutation is received.

                             FEDERAL INCOME TAXES

A. INTRODUCTION.

   This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

   This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. In addition, we make no guarantee regarding any tax treatment--federal, state, or local--of any Contract or of any transaction involving a Contract.

B. OUR TAX STATUS.

   We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account to provide for these taxes prior to or on the Annuity Date.

C. TAXATION OF ANNUITIES IN GENERAL.

1. Tax Deferral During Accumulation Period.

   Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Plan Contract are generally not taxable to you or the Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

      .  the Contract must be owned by an individual,

      .  Separate Account investments must be "adequately diversified",

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

      . we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes, and

      . annuity payments must appropriately amortize Purchase Payments and Contract earnings.

   Non-Natural Owner. As a general rule, deferred annuity contracts held by "non-natural persons," such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.

   Additional exceptions to this rule include:

      .  contracts acquired by a decedent's estate,

      .  certain Qualified Plan Contracts,

      .  certain contracts used with structured settlement agreements, and

      . certain contracts purchased with a single premium when the annuity starting date is no later than a year from contract purchase and substantially equal periodic payments are made at least annually.

   Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the Contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the Contract Value and the Purchase Payments.

   Although we do not control Fund investments, we expect that each Portfolio of the Funds will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

   Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. Then, income and gains from separate account assets are includible in the owner's gross income. The Internal Revenue Service ("IRS"), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to allocate the Contract Value among the Subaccounts may cause you to be considered the owner of the assets of the Separate Account.

   We do not know what limits may be set forth in any guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However, there is no assurance that our efforts would be successful.

   Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant is older than age 85, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

   The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the owner of Separate Account assets.

2. Taxation of Partial and Full Withdrawals.

   Partial or full withdrawals from a Non-Qualified Plan Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract." This amount is referred to as the "income on the contract." Investment in the contract equals the total of Purchase Payments minus amounts previously received

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

from the Contract that were not includible in your income. Credits we make to your Contract in connection with Market Value Adjustments are not part of your investment in your Contract (and thus, for tax purposes, are treated in the same way as investment gains).

   Any assignment or pledge of, or agreement to assign or pledge, Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to that assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

   The Contract's death benefit may exceed Purchase Payments or Contract Value. As described in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion) could be treated as a partial withdrawal.

   There is some uncertainty regarding the treatment of the market value adjustment for purposes of determining the income on the contract. This uncertainty could result in the income on the contract being a greater (or lesser) amount.

   There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

3. Taxation of Annuity Payments.

   Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the "investment in the contract" allocated to the variable annuity option and adjusted for any certain period or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any certain period or refund feature, to the expected value of the fixed annuity payments.

   Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

   The Owner may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Plan Contract, we will treat a portion of such a lump sum payment as includible in income, and will determine the taxable portion of subsequent periodic payments by applying an exclusion ratio to the periodic payments. However, the federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible the IRS could take a position that greater amounts are includible in income than we currently believe is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.

4. Taxation of Death Benefits.

   Amounts may be distributed upon your or the Annuitant's death. Before the Annuity Date, death benefits are includible in income and:

      .  if distributed in a lump sum are taxed like a full withdrawal, or

      .  if distributed under an annuity option are taxed like annuity payments.

   After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows:

      . if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the contract, or

      . if distributed in accordance with the selected annuity option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.

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   Thereafter, all annuity payments are fully includible in income.

5. Penalty Tax on Premature Distributions.

   A 10% penalty tax applies to a taxable payment from a Non-Qualified Plan Contract unless:

      .  received on or after you reach age 59 1/2,

      .  attributable to your disability,

      . made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death,

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law),

      . made under a Contract purchased with a single premium when the annuity starting date is no later than a year from Contract purchase and substantially equal periodic payments are made at least annually, or

      .  made with annuities used with certain structured settlement agreements.

6. Aggregation of Contracts.

   The taxable amount of an annuity payment or withdrawal from a Non-Qualified Plan Contract may be determined by combining some or all of the Non-Qualified Plan Contracts owned by an individual. For example, if a person purchases a Contract and also purchases an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons.

   For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.

D. QUALIFIED PLANS.

   The Contracts are also available for use as Qualified Plan Contracts. Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Plan Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. Persons intending to use the Contract in connection with qualified plans should consult a tax adviser.

   The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Plan Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from Qualified Plan Contracts, where allowed, are subject to a variety of limitations, including restrictions on the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (Owners should always consult their tax advisers and retirement plan fiduciaries prior to exercising their loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that the Owner may claim for such contribution, are limited under Qualified Plans. If this Contract is used with a Qualified Plan, the Owner and Annuitant generally are the same individual. The Owner may also designate a Joint Annuitant who becomes the Annuitant if the Annuitant dies prior to the Annuity Date. However, a Joint Annuitant may not be elected under a Qualified Plan. If a Joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the

Annuitant. Also, if a Joint Annuitant is named who is not the Annuitant's spouse, the annuity options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any Guarantee Period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

   Qualified Plan Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities ("IRAs"), distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. An excise tax is imposed for failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

   If you elect to receive a lump sum payment of a portion of the annuity income payments, it is possible that the remaining annuity income payments will not satisfy the minimum distribution requirements. You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment.

   A 10% penalty tax may apply to the taxable amount of payments from Qualified Plan Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

      .  received after you reach age 55 and have separated from service,

      .  received after you reach age 59 1/2,

      .  received after your death or because of your disability, or

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

   In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.

   Qualified Plan Contracts are amended to conform to plan requirements. However, you, are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of qualified plans if they are inconsistent with the Contract.

1. Qualified Plan Types.

   We may issue Contracts for the following types of Qualified Plans.

   Individual Retirement Annuities. The Code permits eligible individuals to contribute to an IRA. IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly know as an "Education IRA").

   Simplified Employee Pensions (SEP IRAs). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser. As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the characterization of the Contract's death benefit for purposes of the rules governing IRAs, and thus as to whether the Contract will qualify as a SEP IRA.

   SIMPLE IRAs. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

   Roth IRAs. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain other respects including:

      .  Roth IRA contributions are never deductible,

      .  "qualified distributions" from a Roth IRA are excludable from income,

      .  mandatory distribution rules do not apply before death,

      . a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code,

      .  special eligibility requirements apply, and

      . contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

   All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. An individual may convert by notifying the IRA issuer or trustee. You must be eligible for a qualified rollover contribution to convert an IRA to a Roth IRA. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.

   Any "qualified distribution," as defined in Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

   As discussed above (see "Individual Retirement Annuities"), there is some uncertainty regarding the characterization of the Contract's death benefit for purposes of the rules governing IRAs, and thus as to whether the Contract will qualify as a Roth IRA.

   Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. The Code permits corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such a death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

   Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities." If you purchase a Contract for such purposes, you should seek competent advice regarding eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

   Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

      . contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      .  earnings on those contributions, and

      . earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

   These amounts can be paid only if you have reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

   Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. Direct Rollovers.

   If the Contract is used in connection with a retirement plan that is qualified under sections 401(a), 403(a), or 403(b) of the Code or with an eligible deferred compensation plan that has a government sponsor and that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as

      .  minimum distributions required under section 401(a)(9) of the Code, and

      . certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments."

   Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING.

   We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the Annuitant notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

                           DISTRIBUTION OF CONTRACTS

   The Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. The agents are also registered representatives of registered broker-dealers who are members of the National Association of Securities Dealers, Inc. Sales commissions may vary, but are not expected to exceed 5.75% of Purchase Payments. In addition to commissions, we may pay additional promotional incentives, in the form of cash or other compensation, to selling broker-dealers. These incentives may be offered to certain licensed broker-dealers that sell or are expected to sell certain minimum amounts during specified time periods. The Contracts are distributed through the principal underwriter for the Separate Account:

                              Investors Brokerage Services, Inc.
                              1600 McConnor Parkway
                         Schaumburg, Illinois 60196-6801

   IBS is our wholly-owned subsidiary. IBS enters into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options are not available to all Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers having a selling group agreement with IBS authorizing the sale of Contracts with the investment options specified in this Prospectus. Other distributors may sell and service contracts with different investment options.

                                 VOTING RIGHTS

   Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders' meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

   Owners have voting rights in a Portfolio based upon the Owner's proportionate interest in the corresponding Subaccount as measured by units. During the Annuity Period, voting rights decrease as Annuity Units decrease.

                   REPORTS TO CONTRACT OWNERS AND INQUIRIES

   After each calendar quarter, we send you a statement showing Purchase Payments received, amounts credited to each Subaccount, the Guarantee Periods and to the Fixed Account Option, investment experience, and charges made since the last report, as well as any other information required by statute. In addition, you receive written confirmation of financial transactions and credits when received. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Portfolios that correspond to the Subaccounts in which you invest and a list of the securities held by that Portfolio.

   You may direct inquiries to the selling agent or may call 1-800-621-5001 or write to Kemper Investors Life Insurance Company, Customer Service, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

                                    EXPERTS

   The consolidated balance sheets of KILICO as of December 31, 2001 and 2000 and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001 are incorporated in this Prospectus by reference to the Statement of Additional Information. The statements of assets and liabilities and contract owners' equity of Kemper Investors Life Insurance Company's KILICO Variable Annuity Separate Account as of December 31, 2001, and the related statements of operations for the year then ended and the statements of changes in contract owners' equity for each of the two years in the period then ended are incorporated in this Prospectus by reference to the Statement of Additional Information. Both documents have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                                 LEGAL MATTERS

   Legal matters with respect to our organization, our authority to issue annuity contracts and the validity of the Contract have been passed upon by Frank Julian, Senior Vice President and Associate General Counsel. Jorden Burt LLP, Washington, D.C., has advised us on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts.

                            SPECIAL CONSIDERATIONS

   We reserve the right to amend the Contract to meet the requirements of federal or state laws or regulations. We will notify you in writing of these amendments.

   Your rights under a Contract may be assigned as provided by law. An assignment will not be binding upon us until we receive a written copy of the assignment. You are solely responsible for the validity or effect of any assignment. You, therefore, should consult a qualified tax adviser regarding the tax consequences, as an assignment may be a taxable event.

                             AVAILABLE INFORMATION

   We are subject to the informational requirements of the Securities Exchange Act of 1934 and file reports and other information with the SEC. These reports and other information can be inspected and copied at the SEC's public reference facilities at Room 1024, 450 Fifth Street, N.W., Washington, D.C. and 500 West Madison, Suite 1400, Northwestern Atrium Center, Chicago, Illinois. Copies also can be obtained from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates.

   We have filed registration statements (the "Registration Statements") relating to the Contracts with the SEC under the Securities Act of 1933. This Prospectus has been filed as part of the Registration Statements and does not contain all of the information set forth in the Registration Statements. These Registration Statements contain further information about us and the Contracts. The Registration Statements may be inspected and copied, and copies can be obtained at prescribed rates, as mentioned above.

                               LEGAL PROCEEDINGS

   KILICO has been named as defendant in certain lawsuits incidental to our insurance business. Based upon the advice of legal counsel, our management believes that the resolution of these various lawsuits will not result in any material adverse effect on our consolidated financial position.

            TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION


   The Statement of Additional Information, Table of Contents is: Services to the Separate Account; Performance Information of Subaccounts; State Regulation; Experts; Financial Statements; Report of Independent Accountants; Financial Statements of the Separate Account; Report of Independent Accountants; Financial Statements of KILICO; Appendix A Table of Adjusted Accumulation Unit Values and Performance Information; and Appendix B State Premium Tax Chart. Please read the Statement of Additional Information in conjunction with this Prospectus.


                             FINANCIAL STATEMENTS

   The financial statements of KILICO and the Separate Account are set forth in the Statement of Additional Information. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contracts. The Contracts are not entitled to participate in our earnings, dividends or surplus.



                      ANNUAL REPORTS AND OTHER DOCUMENTS

   KILICO's annual report on Form 10K for the year ended December 31, 2001 is incorporated herein by reference, which means that it is legally a part of this prospectus.

   After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this prospectus.

   Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

   We file our Exchange Act documents and reports, including our annual and quarterly reports on Form 10K and Form 10Q electronically on the SEC's "EDGAR" system using the identifying number CIK No.0000353448. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of the SEC's Public Reference Room, call 1-800-SEC-0330.

   If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Kemper Investors Life Insurance Company, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 or 1-800-621-5001.

                                  APPENDIX A

               EXAMPLE OF GUARANTEED INTEREST RATE ACCUMULATION

              Purchase Payment........ $40,000
              Guarantee Period........ 5 Years
              Guaranteed Interest Rate 4.0% Effective Annual Rate

                                            Interest Credited    Cumulative
Year                                           During Year    Interest Credited
----                                        ----------------- -----------------
 1.........................................   $    1,600.00       $1,600.00
 2.........................................        1,664.00        3,264.00
 3.........................................        1,730.56        4,994.56
 4.........................................        1,799.78        6,794.34
 5.........................................        1,871.77        8,666.11

   Accumulated value at the end of 5 years is:

                       $40,000 + $8,666.11 = $48,666.11

   Note: This example assumes that no withdrawals are made during the five-year period. If the Owner makes withdrawals or transfers during this period, Market Value Adjustments and withdrawal charges apply.

   The hypothetical interest rate is not intended to predict future Guaranteed Interest Rates. Actual Guaranteed Interest Rates for any Guarantee Period may be more or less than those shown.

                                  APPENDIX B

                   ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

               Purchase Payment........ $40,000
               Guarantee Period........ 5 Years
               Guaranteed Interest Rate 5% Annual Effective Rate

   The following examples illustrate how the Market Value Adjustment and the withdrawal charge may affect the values of a Contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the rate required to be used in the "Summary of Expenses." In these examples, the withdrawal occurs one year after the Date of Issue. The Market Value Adjustment operates in a similar manner for transfers. No withdrawal charge applies to transfers.

   The Guarantee Period Value for this $40,000 Purchase Payment is $51,051.26 at the end of the five-year Guarantee Period. After one year, when the withdrawals occur in these examples, the Guarantee Period Value is $42,000.00. It is also assumed, for the purposes of these examples, that no prior partial withdrawals or transfers have occurred.

   The Market Value Adjustment will be based on the rate we are then crediting (at the time of the withdrawal) on new Contracts with the same Guarantee Period as the time remaining in your Guarantee Period rounded to the next higher number of complete years. One year after the Purchase Payment there would have been four years remaining in your Guarantee Period. These examples also show the withdrawal charge (if any) which would be calculated separately after the Market Value Adjustment.

Example of a Downward Market Value Adjustment

   A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased one year after the Purchase Payment and we are then crediting 6.5% for a four-year Guarantee Period. Upon a full withdrawal, the market value adjustment factor would be:

                              -.0551589*   = (1 + .05)4
                                           ------------
                                           (1 + .065) - 1

   The Market Value Adjustment is a reduction of $2,316.67 from the Guarantee Period Value:

                      - 2,316.67 = -.0551589 x 42,000.00

   The Market Adjusted Value would be:

                      $39,683.33 = $42,000.00 - $2,316.67

   A withdrawal charge of 6% would be assessed against the Market Adjusted Value in excess of the amount available as a free withdrawal. In this case, there are no prior withdrawals, so 10% of the Market Adjusted Value is not subject to a withdrawal charge. The withdrawal charge is thus:

                      $2,142.90 = $39,683.33 x .90 x .06

   Thus, the amount payable on a full withdrawal would be:

                      $37,540.43 = $39,683.33 - $2,142.90

   If instead of a full withdrawal, 50% of the Guarantee Period Value was withdrawn (partial withdrawal of 50%), the Market Value Adjustment would be 50% of that of the full withdrawal:

                      -$1,158.34 = -.0551589 x $21,000.00

   The Market Adjusted Value would be:

                      $19,841.66 = $21,000.00 - $1,158.34
--------
*  Actual calculation utilizes 10 decimal places.

   The withdrawal charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the full Market Adjusted Value as there are no prior withdrawals:

                $952.39 = ($19,841.46 - .10 x $39,683.33) x .06

   Thus, the amount payable on this partial withdrawal would be:

                       $18.889.07 = $19,841.46 - $952.39

Example of an Upward Market Value Adjustment

   An upward Market Value Adjustment results from a withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased one year later and we are then crediting 4% for a four-year Guarantee Period. Upon a full withdrawal, the market value adjustment factor would be:

                            +.0390198= (1 + .05)4
                                       -------------
                                       (1 + .04) - 1

   The Market Value Adjustment is an increase of $1638.83 to the Guarantee Period Value:

                       $1,638.83 = $42,000.00 x .0390198

   The Market Adjusted Value would be:

                      $43,638.33 = $42,000.00 + $1,638.83

   A withdrawal charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the full Market Adjusted Value, as there were no prior withdrawals:

                      $2,356.47 = $43,638.33 x .90 x .06

   Thus, the amount payable on withdrawal would be:

                      $41,281.85 = $43,638.33 - $2,356.47

   If instead of a full withdrawal, 50% of the Guarantee Period Value was withdrawn (partial withdrawal of 50%), the Market Value Adjustment would be:

                        $819.42 = $21,000.00 x .0390198

   The Market Adjusted Value of $21,000.00 would be:

                       $21,819.42 = $21,000.00 + $819.42

   The withdrawal charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the full Market Adjusted Value as there are no prior withdrawals:

               $1,047.34 = ($21,819.42 - .1 x $43,638.33) x .06

   Thus, the amount payable on this partial withdrawal would be:

                      $20,772.08 = $21,819.42 - $1,047.34

   Actual Market Value Adjustment may have a greater or lesser impact than that shown in the Examples, depending on the actual change in interest crediting rates and the timing of the withdrawal or transfer in relation to the time remaining in the Guarantee Period.

                                  APPENDIX C

 KEMPER INVESTORS LIFE INSURANCE COMPANY FLEXIBLE PREMIUM MODIFIED GUARANTEED,
  FIXED AND VARIABLE DEFERRED ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE
                                   STATEMENT

   This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRAs). Further information can be obtained from Kemper Investors Life Insurance Company and from any district office of the Internal Revenue Service.

A. REVOCATION

   Within seven days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, wire Kemper Investors Life Insurance Company, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 or call 1-800-621-5001.

B. STATUTORY REQUIREMENTS

   This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract form has not been approved for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only on the form of the Contract, and does not represent a determination on the merits of the Contract.

       1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

       2. The Contract must be nontransferable by the owner.

       3. The Contract must have flexible premiums.

       4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see "Required Distributions"). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of Section 401(a) of the Code, do not apply to Roth IRAs.

   If you die before your entire interest in your Contract is distributed, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your Beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated Beneficiary may elect to receive the entire interest over his or her life, or over a certain period not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated Beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

   5. Except in the case of a rollover contribution or a direct transfer (see "Rollovers and Direct Transfers"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, a Roth IRA and SIMPLE IRA must be cash contributions which do not exceed certain limits.

   6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAs AND SIMPLE IRAs

   1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA or to a SIMPLE Individual Retirement Account under
Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

   2. You must complete the transfer by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

   3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

   4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

   5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

   6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAs

   1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $3,000 for 2002 through 2004, $4,000 for 2005 through 2007, and $5,000 for 2008. After 2008, the limit is indexed annually in $500 increments, except as otherwise provided by law. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $500 for 2002 through 2005, and $1,000 for 2006 and thereafter, except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans is compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

   2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $64,000 for the year.

   3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

      a. The maximum annual contribution, or

      b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

   The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

   4. If either you or your spouse is an active participant in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

Joint Returns

                  Taxable year beginning in: Phase-out range
                  -------------------------- ----------------
                     2002................... $54,000-$ 64,000
                     2003................... $60,000-$ 70,000
                     2004................... $65,000-$ 75,000
                     2005................... $70,000-$ 80,000
                     2006................... $75,000-$ 85,000
                     2007 and thereafter.... $80,000-$100,000

Single Taxpayers

                  Taxable year beginning in: Phase-out range
                  -------------------------- ----------------
                     2002................... $34,000-$ 44,000
                     2003................... $40,000-$ 50,000
                     2004................... $45,000-$ 55,000
                     2005 and thereafter.... $50,000-$ 60,000

   The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $150,000 and $160,000.

   5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

   6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.

E. SEP IRAs

   1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $40,000 (indexed for the cost-of-living increases beginning after 2002) or 25% of compensation.

   2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAs

   1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

   2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $7,000 for 2002, $8,000 for 2003, $9,000 for 2004, and $10,000 for 2005. After 2005 the limit is indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a nonelective contribution equal to 2 percent of your compensation for the year (up to $200,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.

   3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

   4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years has passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

   1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

   2. In general, taxable distributions are included in your gross income in the year you receive them.

   3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

   4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

   You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (i.e., the required beginning date).

   Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint life expectancy.

   The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary, determined as set forth in applicable federal income tax regulations.

   If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

   If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAs

   1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of
Section 408A of the Code. (Except as otherwise indicated, references herein to an "IRA" are to an "individual retirement plan," within the meaning of Section 7701(a)(37) of the Code, other than a Roth IRA.) Roth IRAs are treated the same as other IRAs, except as described here.

   2. We will apply to the IRS for opinion letters approving annuities as Roth IRAs. Such approval will be a determination only on the form of the annuity, and will not represent a determination of the merits of the annuity.

   3. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract after we obtain approval of the endorsement from the IRS and your state insurance department. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

   4. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAs

   1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

   2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).

   The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

      (a) the excess of (i) your adjusted gross income for the taxable year, over (ii) the "applicable dollar amount," bears to

      (b) $15,000 (or $10,000 if you are married).

   For this purpose, "adjusted gross income" is determined in accordance with
Section 219(g)(3) of the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the "applicable dollar amount" is equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.

   A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAs

   1. Rollovers and Transfers--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

   You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

   The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

   2. Taxation of Rollovers and Transfers to Roth IRAs--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

   In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply. If such a rollover or transfer occurs before January 1, 1999, any portion of the amount rolled over or transferred which is required to be included in gross income will be so included ratably over the 4-taxable year period beginning with the taxable year in which the rollover or transfer is made.

   Pending legislation may modify these rules retroactively to January 1, 1998.

   3. Transfers of Excess IRA Contributions to Roth IRAs--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

   4. Taxation of Conversions of IRAs to Roth IRAs--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

   A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

   UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NONQUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

   5. Separate Roth IRAs--Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAs

   1. Qualified Distributions--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (i.e., a qualified first-time homebuyer distribution under Section 72(t)(2)(F) of the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

   2. Nonqualified Distributions--A distribution from a Roth IRA which is not a qualified distribution is taxed under Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed,
(a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

   An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

   1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it.

   2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

   There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

      1. To amounts that are rolled over or transferred tax free;

      2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

      3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your Beneficiary; or

      4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. EXCISE TAX REPORTING

   Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

   If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note:
This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

   We will provide you with any reports required by the Internal Revenue
Service.

R. ESTATE TAX

   Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

   1. If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

              End of Lump Sum Termination At  Lump Sum Termination
               Year   Value of Contract*  Age  Value of Contract*
               ----  -------------------- --- --------------------
                1                         60
                2                         65
                3                         70
                4
                5

--------
*  Includes applicable withdrawal charges as described in Item T below.

   2. If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.


              End of Lump Sum Termination At  Lump Sum Termination
               Year   Value of Contract*  Age  Value of Contract*
               ----  -------------------- --- --------------------
                1                         60
                2                         65
                3                         70
                4
                5

--------
*  Includes applicable withdrawal charges as described in Item T below.

T. FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)

   1. If on the enrollment application you indicated an allocation to a Subaccount, this Contract will be assessed a daily charge of an amount which will equal an aggregate of 1.70% per annum.

   2. An annual records maintenance charge of $30.00 will be assessed annually against the Separate Account, Fixed Account and Guarantee Periods on a pro rata basis. However, there is no records maintenance charge for Contracts with a Contract Value of at least $50,000 on the date of assessment.

   3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since each Purchase Payment was received by KILICO. The charges are as follows: under 1 year, 7%; over 1 to 2 years, 6%; over 2 to 3 years, 5%; over 3 to 4 years, 4%; over 4 years and thereafter, 0%.

   4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading "Accumulation Unit Value."

   5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

   GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

  End of Termination End of Termination End of Termination End of Termination
   Year    Values*    Year    Values*    Year    Values*    Year    Values*
  ------ ----------- ------ ----------- ------ ----------- ------ -----------
     1   $   937.00    14   $16,888.32    27   $40,511.63    40   $ 75,547.18
     2     1,913.00    15    18,400.91    28    42,732.92    41     78,849.53
     3     2,928.90    16    19,958.88    29    45,020.85    42     82,250.96
     4     3,985.63    17    21,563.59    30    47,377.42    43     85,754.43
     5     5,111.14    18    23,216.44    31    49,834.68    44     89,363.00
     6     6,270.41    19    24,918.87    32    52,365.66    45     93,079.83
     7     7,464.46    20    26,672.37    33    54,972.57    46     96,908.16
     8     8,694.34    21    28,478.49    34    57,657.69    47    100,851.35
     9     9,961.11    22    30,388.78    35    60,423.36    48    104,912.83
    10    11,265.88    23    32,254.88    36    63,272.00    49    109,096.15
    11    12,609.80    24    34,228.47    37    66,206.10    50    113,404.98
    12    13,994.03    25    36,261.26    38    69,228.22
    13    15,419.79    26    38,355.04    39    72,341.01

   GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

  End of Termination End of Termination End of Termination End of Termination
   Year    Values*    Year    Values*    Year    Values*    Year    Values*
  ------ ----------- ------ ----------- ------ ----------- ------ -----------
     1     $  937      14     $1,000      27     $1,000      40     $1,000
     2        946      15      1,000      28      1,000      41      1,000
     3        955      16      1,000      29      1,000      42      1,000
     4        964      17      1,000      30      1,000      43      1,000
     5      1,000      18      1,000      31      1,000      44      1,000
     6      1,000      19      1,000      32      1,000      45      1,000
     7      1,000      20      1,000      33      1,000      46      1,000
     8      1,000      21      1,000      34      1,000      47      1,000
     9      1,000      22      1,000      35      1,000      48      1,000
    10      1,000      23      1,000      36      1,000      49      1,000
    11      1,000      24      1,000      37      1,000      50      1,000
    12      1,000      25      1,000      38      1,000
    13      1,000      26      1,000      39      1,000

--------
*  Includes applicable withdrawal charges.

                       STATEMENT OF ADDITIONAL INFORMATION

                             __________ _____, 2002

        INDIVIDUAL AND GROUP FLEXIBLE PREMIUM MODIFIED GUARANTEED, FIXED
                     AND VARIABLE DEFERRED ANNUITY CONTRACTS

                                    Issued By

                     KEMPER INVESTORS LIFE INSURANCE COMPANY

                                       and

                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT


 HOME OFFICE: 1600 McConnor Parkway, Schaumburg Illinois 60196-6801 (847)
                                    874-4000


This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated __________ __, 2002. The Prospectus may be obtained from Kemper Investors Life Insurance Company by writing or calling the address or telephone number listed above.


                                TABLE OF CONTENTS

                                                                                   Page
     Services to the Separate Account ..........................................     2
     Performance Information of Subaccounts ....................................     2
     State Regulation ..........................................................     4
     Experts ...................................................................     4
     Financial Statements ......................................................     5
     Report of Independent Accountants .........................................     6
     Financial Statements of the Separate Account ..............................     7
     Report of Independent Accountants .........................................    44
     Financial Statements of KILICO ............................................    45
     Appendix A Table of Adjusted  Accumulation Unit Values and Performance
     Information ...............................................................    73
     Appendix B State Premium Tax Chart ........................................    91

                        SERVICES TO THE SEPARATE ACCOUNT

Custodian and Independent Public Accountants for the KILICO Variable Annuity Separate Account

Kemper Investors Life Insurance Company ("KILICO") maintains the books and records of the KILICO Variable Annuity Separate Account (the "Separate Account"). KILICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of KILICO. KILICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk and administrative expenses, and records maintenance (as described in the Prospectus) are borne by KILICO.

The independent accountants for the Separate Account are PricewaterhouseCoopers LLP, Chicago, Illinois, for the years ended December 31, 2001, 2000 and 1999. The firm performed the annual audit of the financial statements of the Separate Account and KILICO for the years ended December 31, 2001, 2000 and 1999.

Distribution of the Contracts

The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Contracts are continuously distributed through the principal underwriter for the Separate Account, Investors Brokerage Services, Inc. ("IBS"), a wholly-owned subsidiary of KILICO, which enters into selling group agreements with affiliated and unaffiliated broker-dealers.

KILICO pays commissions to the seller which may vary but are not anticipated to exceed in the aggregate an amount equal to 5.75% of Purchase Payments. As of the date of this Statement of Additional Information, KILICO has not paid any commissions in connection with the sale of the Contracts.

                     PERFORMANCE INFORMATION OF SUBACCOUNTS

As described in the Prospectus, a Subaccount's historical performance may be shown in the form of standardized "average annual total return" and nonstandardized "total return" calculations in the case of all Subaccounts. "Yield" information may be provided in the case of the Scudder High Yield Subaccount, the Scudder Investment Grade Bond Subaccount and the Scudder Government Securities Subaccount. "Current yield" and "effective yield" information may be provided in the case of the Scudder Money Market Subaccount. These various measures of performance are described below.

The tables in Appendix A include standardized average annual total return and nonstandardized total return quotations for various periods as of December 31, 2001. The Contract and the Optional Enhanced Death Benefit options were first offered to the public as of the date of this Statement of Additional Information. Accordingly, performance shown for periods prior to this date reflects the performance of Subaccounts, adjusted to reflect the current charges under the Contract as if they had been available throughout the periods shown.

A Subaccount's standardized average annual total return quotation is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The standardized average annual total return for a Subaccount for a specific period is found by first allocating a hypothetical $1,000 initial Purchase Payment to the Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value reflects the effect of the applicable withdrawal charge that may be imposed at the end of the period based on the Owner's total withdrawal of the Subaccount as well as all other recurring charges and fees applicable under the Contract. The redeemable value does not reflect the effect of premium taxes. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage carried to the nearest hundredth of one percent. Standardized average annual total return figures are annualized and, therefore, represent the average annual percentage 2change in the value of a Subaccount over the applicable period.

Except for the Credit Suisse Trust-Emerging Markets Subaccount and the JPMorgan Small Company Subaccount, none of the Subaccounts investing in these underlying funds existed prior to the date of this Statement of Additional Information. Accordingly, no standardized performance is available for these new Subaccounts. We will show standardized performance in the future, as it becomes available.

In general, there is no standard formula prescribed for calculating nonstandardized total return performance. Nonstandardized total return performance for a Subaccount for a specific period is calculated by first allocating an initial Purchase Payment, assumed to be $40,000, in the Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment") and computing the ending value ("ending value") of that investment at the end of the period. The ending value reflects the effect of the applicable withdrawal charge based on the Owner's total withdrawal of the Subaccount but does not include the effect of all other recurring charges and fees applicable under the Contract. The ending value does not reflect the effect of premium taxes. Thus, the ending value may be higher than if these charges were deducted. The nonstandardized total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. An assumed investment of $40,000 was chosen because that approximates the size of a typical account. Both annualized and nonannualized (cumulative) nonstandardized total return figures may be provided. Annualized nonstandardized total return figures represent the average annual percentage change in the value of a Subaccount over the applicable period while nonannualized (cumulative) figures represent the actual percentage change over the applicable period.


Nonstandardized performance is provided for the period commencing with the offering of the applicable underlying fund shares. The Class S Shares of The Alger American Fund and the Class B Shares of the Scudder Variable Series II were first offered to the public on May 1, 2002. Nonstandardized performance figures shown for periods prior to the date of this SAI reflect the historical performance of the Alger American Fund Class O Shares and the Scudder Variable Series II Initial Class Shares, which do not have 12b-1 plan fees, for the period prior to May 1, 2002, and for the Alger Class S Shares and the Scudder Class B Shares for the period between May 1, 2002 and the date of this SAI, adjusted to reflect the current charges under the Contract as if they had been available throughout the periods shown. The historical Performance of the Alger Class O Shares and the Scudder Initial Class Shares has not been adjusted to reflect the deduction of the 12b-1 plan fees. If these fees were taken into consideration, the performance figures shown would be lower.


Standardized average annual total return quotations will be current to the last day of the calendar quarter and nonstandardized total return quotations will be current to the last day of the calendar month preceding the date on which an advertisement is submitted for publication. Standardized average annual total return will cover periods of one, five and ten years, if applicable, and a period covering the time the underlying Portfolio has been held in a Subaccount (life of Subaccount). Nonstandardized total return may cover periods of one, three, five and ten years, if applicable, and a period covering the time the underlying Portfolio held in a Subaccount has been in existence (life of Portfolio). For those underlying Portfolios which have not been held as Subaccounts for one of the quoted periods, the nonstandardized total return quotations will show the investment performance such underlying Portfolios would have achieved (reduced by the applicable charges) had they been held as Subaccounts within the Separate Account for the period quoted.

The yield for the Scudder High Yield Subaccount, the Scudder Investment Grade Bond Subaccount and the Scudder Government Securities Subaccount is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The yields for the Scudder High Yield Subaccount, the Scudder Investment Grade Bond Subaccount and the Scudder Government Securities Subaccount based upon the one month period ended March 31, 2002 were 8.91 %,
3.04 % and 2.96 %. The yield quotation is computed by dividing the net investment income per unit earned during the specified one month or 30-day period by the Accumulation Unit value on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:

                        YIELD = 2 [ (a - b + 1) /6/ - 1 ]
                                     ------
                                       cd

a = net dividends and interest earned during the period by the Portfolio attributable to the Subaccount

b =  expenses accrued for the period (net of reimbursements)*

c = the average daily number of Accumulation Units outstanding during the period

d = the maximum offering price, which is the Accumulation Unit value per unit, on the last day of the period.

     * Expenses accrued include the deduction of all recurring fees and charges applicable to all Subaccounts but does not reflect the deduction of withdrawal charges or premium taxes.

The yields for the Scudder High Yield Subaccount, the Scudder Investment Grade Bond Subaccount and the Scudder Government Securities Subaccount will be disclosed when available.

The Scudder Money Market Subaccount's current yield is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and computed by determining the net change in value of a single Accumulation Unit during the period which is then divided by the Accumulation Unit value at the beginning of the period ("base period return"). The result is divided by 7 and multiplied by 365 with the resulting current yield figure carried to the nearest hundredth of one percent. The current yield for the seven-day period ended March 31, 2002 was -0.34 % for the Scudder Money Market Subaccount. The average portfolio maturity was 57 days.

The Scudder Money Market Subaccount's effective yield is determined by using the same base period return (computed as described above), but when annualized, the earned income is assumed to be reinvested. Consequently, the effective yield will be slightly higher than the yield due to the compounding effect of this assumed reinvestment. The formula for the effective yield is:

                       (base period return +1) /365/7/ -1.

The effective yield for the seven-day period ended March 31, 2002 was -0.32 % for the Scudder Money Market Subaccount. The calculation of current and effective yield does not include realized capital gains or losses and unrealized appreciation or depreciation of the Portfolio or the effect of withdrawal charges or premium taxes. These calculations do reflect the effect of all other recurring charges and fees applicable under the Contract.

In computing yield, the Separate Account follows certain standard accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with the accounting practices that the Separate Account will use in the preparation of its annual and semi-annual financial statements.

A Subaccount's performance quotations are based upon historical earnings and are not necessarily representative of future performance. The Subaccount's units are sold at Accumulation Unit value. Performance figures and Accumulation Unit value will fluctuate. Factors affecting a Subaccount's performance include general market conditions, operating expenses and investment management. Units of a Subaccount are redeemable at Accumulation Unit value, which may be more or less than original cost. Redemptions within the first four years after purchase may be subject to a withdrawal charge that ranges from 7% the first year to 0% after four years. Standardized and nonstandardized total return figures reflect the effect of the withdrawal charge but not the premium taxes that may be imposed upon the redemption of units. Yield, current yield, effective yield and certain nonstandardized total return figures do not reflect the withdrawal charge or premium taxes. In addition, nonstandardized total return figures may not include the effect of all other recurring expenses and fees, including a prorated portion of the records maintenance charge. Thus, nonstandardized total return figures may be higher than if these charges were deducted.

The Subaccounts may also provide comparative information on an annualized or nonannualized (cumulative) basis with regard to various indexes described in the Prospectus. In addition, the Subaccounts may provide performance analysis rankings of Lipper Analytical Services, Inc., the VARDS Report, Morningstar, Inc., Ibbotson Associates or Micropal. From time to time, the Separate Account may quote information from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor, National Underwriter, Selling Life Insurance, Broker World, Registered Representative, Investment Advisor and VARDS.


                                STATE REGULATION

KILICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. KILICO's books and accounts are subject to review by the Illinois Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, KILICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                     EXPERTS

The consolidated financial statements of KILICO as of December 31, 2001 and 2000 and the related consolidated statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001 and the statements of assets and liabilities and contract owners' equity of Kemper Investors Life Insurance Company's KILICO Variable Annuity Separate Account as of December 31, 2001, and the related statements of operations for the year then ended and the statements of changes in contract owners' equity for each of the two years in the period then ended, have been included herein in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                              FINANCIAL STATEMENTS

The Statement of Additional Information contains financial information for KILICO and the Separate Account. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends or surplus.

The financial statements for the Separate Account do not reflect assets attributable to the Contract because the Contract was not offered for sale during the periods covered by those financial statements. Instead, the financial statements solely reflect assets and operations attributable to sales of other variable annuity contracts offered by KILICO through the Separate Account.

                        Report of Independent Accountants

To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company and Contract Owners of Kemper Investors Life Insurance Company's KILICO Variable Annuity Separate Account:

In our opinion, the accompanying statement of assets, liabilities and contract owners' equity and the related statement of operations and changes in contract owners' equity present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company's KILICO Variable Annuity Separate Account (which includes the following subaccounts: Alger American Balanced, Alger American Growth, Alger American Leveraged AllCap, Alger American MidCap Growth, Alger American Small Capitalization, American Century VP Income & Growth, American Century VP Value, Credit Suisse Trust Emerging Markets, Credit Suisse Trust Global Post-Venture Capital, Dreyfus Socially Responsible Growth Fund, Dreyfus I.P. Mid Cap Stock, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP II Asset Manager, Fidelity VIP II Index 500, Fidelity VIP II Contrafund, Templeton Developing Markets Securities, INVESCO VIF Utilities, Janus Aspen Aggressive Growth, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus Aspen Growth and Income, Janus Aspen Growth, Janus Aspen Worldwide Growth, J.P. Morgan Small Company, PIMCO Foreign Bond, PIMCO Low Duration Bond, Pilgrim Emerging Markets, Pilgrim Natural Resources Trust, Scudder 21st Century Growth, Scudder Bond, Scudder Capital Growth, Scudder Global Discovery, Scudder Growth and Income, Scudder Health Sciences, Scudder International, Scudder Money Market, Scudder Aggressive Growth, Scudder Blue Chip, Scudder Contrarian Value, Scudder Global Blue Chip, Scudder Government Securities, Scudder Growth, Scudder High Yield, Scudder International Research, Scudder Investment Grade Bond, Scudder Money Market, Scudder New Europe, Scudder Small Cap Growth, Scudder Small Cap Value, Scudder Strategic Income, Scudder Technology Growth, Scudder Total Return, SVS Dreman Financial Services, SVS Dreman High Return Equity, SVS Dynamic Growth, SVS Focus Value + Growth, SVS Focused Large Cap Growth, SVS Growth and Income, SVS Growth Opportunities, SVS Index 500, SVS Mid Cap Growth, SVS Strategic Equity, and SVS Venture Value) at December 31, 2001 and the results of its operations for the year then ended and the changes in contract owners' equity for each of the two years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2001 by correspondence with the underlying funds, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Chicago, Illinois

February 22, 2002

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract
Owners' Equity

December 31, 2001
(in thousands)

                                                                                                           The Alger American Fund
                                                                               -----------------------------------------------------

                                                            Total KILICO      Alger American     Alger American   Alger American
                                                           Variable Annuity      Balanced            Growth      Leveraged AlCap
                                                           Separate Account     Subaccount         Subaccount      Subaccount
                                                           -----------------  ------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at current
market value                                                    $ 5,287,985             84,021           21,732          73,388
Dividends and other receivables                                       4,055                  1               73               2
                                                            ----------------  ------------------------------------------------------

             Total assets                                         5,292,040             84,022           21,805          73,390
                                                            ----------------  ------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                      158                  1                -               2
Other payables                                                        2,672                  -                3               -
                                                            ----------------  ------------------------------------------------------

            Total liabilities                                         2,830                  1                3               2
                                                            ----------------  ------------------------------------------------------

Contract owners' equity                                         $ 5,289,210             84,021           21,802          73,388
                                                            ================  ======================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales over payments for
redemptions                                                     $ 4,123,858             85,441           27,672          93,329
Accumulated net investment income (loss)                          1,597,813                503            4,801           1,968
Accumulated net realized gain (loss) on sales of investments        131,018               (264)          (7,876)         (5,086)
Unrealized appreciation (depreciation) of investments              (563,479)            (1,659)          (2,795)        (16,823)
                                                            ----------------  ------------------------------------------------------

Contract owners' equity                                         $ 5,289,210             84,021           21,802          73,388
                                                            ================  ======================================================

                                                                                               American Century Variable Portfolios,
                                                                                                                  Inc.
                                                                                              --------------------------------------

                                                                                  Alger American  American Century
                                                                 Alger American       Small          VP Income &   American Century
                                                                 MidCap Growth    Capitalization       Growth            VP Value
                                                                  Subaccount         Subaccount     Subaccount          Subaccount
                                                                 -------------------------------- ---------------------------------
ASSETS

Investments in underlying portfolio funds, at current
market value                                                            4,678              3,636           5,411             23,380
Dividends and other receivables                                           227                  9               1                109
                                                                  -------------------------------  --------------------------------

             Total assets                                               4,905              3,645           5,412             23,489
                                                                  -------------------------------  --------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                          -                  -               -                  -
Other payables                                                             30                  8               9                 34
                                                                  -------------------------------  --------------------------------

            Total liabilities                                              30                  8               9                 34
                                                                  -------------------------------  --------------------------------

Contract owners' equity                                                 4,875              3,637           5,403             23,455
                                                                  ===============================  ================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales over payments for
redemptions                                                             4,836              7,493           6,234             21,674
Accumulated net investment income (loss)                                  753              1,883            (102)              (156)
Accumulated net realized gain (loss) on sales of investments             (825)            (5,673)           (382)               431
Unrealized appreciation (depreciation) of investments                     111                (66)           (347)             1,506
                                                                   ------------------------------  --------------------------------

Contract owners' equity                                                 4,875              3,637           5,403             23,455


                                                                                                     The Drefus
                                                                                                      Socially            Dreyfus
                                                                                                     Responsible        Investment
                                                                         Credit Suisse Trust      Growth Fund, Inc.     Portfolios
                                                                   ------------------------------ ---------------------------------

                                                                                  Credit Suisse   Dreyfus Socially
                                                                   Credit Suisse   Trust Global     Responsible       Dreyfus I.P.
                                                                   Trust Emerging  Post- Venture      Growth              Mid
                                                                       Markets        Capital          Fund            Cap Stock
                                                                     Subaccount     Subaccount      Subaccount         Subaccount
                                                                   ------------------------------ ---------------------------------
ASSETS

Investments in underlying portfolio funds, at current market
value                                                                      16,663         13,982        15,699               84,453

Dividends and other receivables                                                 -              -             2                    -
                                                                   ------------------------------    ------------------------------

             Total assets                                                  16,663         13,982        15,701               84,453
                                                                   ------------------------------    ------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                              -              -             1                    -
Other payables                                                                  2              -            45                    1
                                                                   ------------------------------    ------------------------------

            Total liabilities                                                   2              -            46                    1
                                                                   ------------------------------    ------------------------------

Contract owners' equity                                                    16,661         13,982        15,655               84,452
                                                                   ==============================    ==============================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales over payments for
redemptions                                                                21,084         18,751        20,170               83,150
Accumulated net investment income (loss)                                      148            891          (162)                (192)
Accumulated net realized gain (loss) on sales of investments               (1,550)          (335)         (929)                 (47)
Unrealized appreciation (depreciation) of investments                      (3,021)        (5,325)       (3,424)               1,541
                                                                   ------------------------------  --------------------------------

Contract owners' equity                                                    16,661         13,982        15,655               84,452
                                                                   ==============================  ================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2001
(in thousands)

                                                                 Fidelty Variable Insurance Products
                                                                                 Fund
                                                              ------------------------------------------
                                                              Fidelity VIP Equity
                                                                    Income          Fidelty VIP Growth
                                                                   Subaccount            Subaccount
                                                              ------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
   current market value                                                50,216              81,527
Dividends and other receivables                                             7                  91
                                                              ------------------------------------------

             Total assets                                              50,223              81,618
                                                              ------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                         21                  36
Other payables                                                             71                  27
                                                              ------------------------------------------

            Total liabilities                                              92                  63
                                                              ------------------------------------------

Contract owners' equity                                                50,131              81,555
                                                              ==========================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
   over payments for redemptions                                       42,535              83,742
Accumulated net investment income (loss)                                8,074              19,181

Accumulated net realized gain (loss) on sales
   of investments                                                          65             (10,966)
Unrealized appreciation (depreciation)
   of investments                                                        (543)            (10,402)
                                                              ------------------------------------------

Contract owners' equity                                                50,131              81,555
                                                              ==========================================

                                                                        Fidelity Variable Insurance Products Fund II
                                                              ----------------------------------------------------------------
                                                               Fidelity VIP II      Fidelity VIP II    Fidelity VIP II Index
                                                                Asset Manager         Contrafund                500
                                                                 Subaccount            Subaccount           Subaccount
                                                              ----------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
   current market value                                             7,226               62,588                146,877
Dividends and other receivables                                        32                   36                    443
                                                              ----------------------------------------------------------------

             Total assets                                           7,258               62,624                147,320
                                                              ----------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                      3                   26                     62
Other payables                                                         25                   84                      -
                                                              ----------------------------------------------------------------

            Total liabilities                                          28                  110                     62
                                                              ----------------------------------------------------------------

Contract owners' equity                                             7,230               62,514                147,258
                                                              ================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
   over payments for redemptions                                    6,297               51,271                139,285
Accumulated net investment income (loss)                            2,061               13,193                  1,166

Accumulated net realized gain (loss) on sales
   of investments                                                    (868)               1,328                 11,063
Unrealized appreciation (depreciation) of
   investments                                                       (260)              (3,278)                (4,256)
                                                              ---------------------------------------------------------------

Contract owners' equity                                             7,230               62,514                147,258
                                                              ===============================================================

                                                           Franklin Templeton    INVESCO Variable
                                                           Variable Insurance    Investment Funds,
                                                              Product Trust            Inc.
                                                           -------------------   -----------------

                                                                Templeton
                                                                Devloping           INVESCO VIF        Janus Aspen      Janus Aspen
                                                            Markets Securities       Utilities      Aggressive Growth    Balanced
                                                                Subaccount           Subaccount         Subaccount      Subaccount
                                                           -------------------   -----------------  --------------------------------
ASSETS

Investments in underlying portfolio funds, at
   current market value                                                     30              6,825         81,659         161,184
Dividends and other receivables                                              -                  -            237             197
                                                           --------------------  -----------------  --------------------------------


             Total assets                                                   30              6,825         81,896         161,381
                                                           --------------------  -----------------  --------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                           -                  -              -               -
Other payables                                                               -                  -            199               -
                                                           --------------------  -----------------  --------------------------------

            Total liabilities                                                -                  -            199               -
                                                           --------------------  -----------------  --------------------------------

Contract owners' equity                                                     30              6,825         81,697         161,381
                                                           ====================  =================  ================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
   over payments for redemptions                                            63              7,255        136,833         142,941
Accumulated net investment income (loss)                                     1                 47         19,188          21,321

Accumulated net realized gain (loss) on
   sales of investments                                                    (26)              (323)       (40,168)          2,604
Unrealized appreciation (depreciation) of
   investments                                                              (8)              (154)       (34,156)         (5,485)
                                                           --------------------  -----------------  --------------------------------

Contract owners' equity                                                     30              6,825         81,697         161,381
                                                           ====================  =================  ================================

                                                                                    Janus Aspen Series
                                                       --------------------------------------------------------------------------

                                                           Janus Aspen                          Janus Aspen
                                                             Capital         Janus Aspen        Growth and        Janus Aspen
                                                          Appreciation         Growth             Income        Worldwide Growth
                                                           Subaccount        Subaccount         Subaccount         Subaccount
                                                       --------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
   current market value                                         2,043          189,564              74,529            212,598
Dividends and other receivables                                     -              103                   1                 57
                                                       --------------------------------------------------------------------------

             Total assets                                       2,043          189,667              74,530            212,655
                                                       --------------------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                  -                -                   -                  -
Other payables                                                      -               29                   1                514
                                                       --------------------------------------------------------------------------

            Total liabilities                                       -               29                   1                514
                                                       --------------------------------------------------------------------------

Contract owners' equity                                         2,043          189,638              74,529            212,141
                                                       ==========================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
   over payments for redemptions                                3,424          244,518              89,724            184,854
Accumulated net investment income (loss)                            -           20,716                 749             23,414

Accumulated net realized gain (loss) on
   sales of investments                                          (431)          (8,723)              3,810             18,708
Unrealized appreciation (depreciation) of
   investments                                                   (950)         (66,873)            (19,754)           (14,835)
                                                       --------------------------------------------------------------------------

Contract owners' equity                                         2,043          189,638              74,529            212,141
                                                       ==========================================================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2001
(in thousands)

                                                                J.P. Morgan Series    Pilgrim Emerging     Pilgrim Natural
                                                                      Trust II       Markets Fund, Inc.    Resources Trust
                                                                ------------------   ------------------   -----------------

                                                                J.P. Morgan Small     Pilgrim Emerging     Pilgrim Natural
                                                                     Company            Markets Fund       Resources Trust
                                                                    Subaccount           Subaccount           Subaccount
                                                                ------------------   ------------------   -----------------
ASSETS

Investments in underlying portfolio funds, at
   current market value                                                   10,764              5,432             3,252
Dividends and other receivables                                                3                  -                86
                                                                ------------------   -----------------    -----------------

             Total assets                                                 10,767              5,432             3,338
                                                                ------------------   -----------------    -----------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                             -                  -                 -
Other payables                                                                29                265                 1
                                                                ------------------   -----------------    -----------------

            Total liabilities                                                 29                265                 1
                                                                ------------------   -----------------    -----------------

Contract owners' equity                                                   10,738              5,167             3,337
                                                                ==================   =================    =================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
   over payments for redemptions                                          11,016              8,741             3,345
Accumulated net investment income (loss)                                     (96)             1,075               391

Accumulated net realized gain (loss) on
   sales of investments                                                     (643)            (3,424)             (275)
Unrealized appreciation (depreciation)
   of investments                                                            461             (1,225)             (124)
                                                                ------------------   -----------------    -----------------

Contract owners' equity                                                   10,738              5,167             3,337
                                                                ==================   =================    =================

                                                                    PIMCO Variable Insurance Trust
                                                                ----------------------------------

                                                                  PIMCO Foreign       PIMCO Low
                                                                       Bond         Duration Bond
                                                                    Subaccount        Subaccount
                                                                ----------------------------------
ASSETS

Investments in underlying portfolio funds, at
   current market value                                                      389              278
Dividends and other receivables                                                -                -
                                                                 ---------------------------------

             Total assets                                                    389              278
                                                                 ---------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                             -                -
Other payables                                                                 1                -
                                                                 ---------------------------------

            Total liabilities                                                  1                -
                                                                 ---------------------------------

Contract owners' equity                                                      388              278
                                                                 =================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
   over payments for redemptions                                             331              245
Accumulated net investment income (loss)                                      47               24

Accumulated net realized gain (loss) on
   sales of investments                                                        -                3
Unrealized appreciation (depreciation)
   of investments                                                             10                6
                                                                 ---------------------------------

Contract owners' equity                                                      388              278
                                                                 =================================
                                                                                                        Scudder Variable Series I
                                                                ------------------------------------------------------------------

                                                                 Scudder 21st                   Scudder Capital   Scudder Global
                                                                Century Growth   Scudder Bond       Growth          Discovery
                                                                  Subaccount      Subaccount      Subaccount        Subaccount
                                                                ------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
   current market value                                             26,068           13,450          45,339           74,591
Dividends and other receivables                                          -               12               -                1
                                                                ------------------------------------------------------------------

             Total assets                                           26,068           13,462          45,339           74,592
                                                                ------------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                       -                -               -                -
Other payables                                                           -                4               7                1
                                                                ------------------------------------------------------------------

            Total liabilities                                            -                4               7                1
                                                                ------------------------------------------------------------------

Contract owners' equity                                             26,068           13,458          45,332           74,591
                                                                ==================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
   over payments for redemptions                                    28,220           13,184          52,486           92,033
Accumulated net investment income (loss)                              (217)             136           5,297              797

Accumulated net realized gain (loss) on
   sales of investments                                               (461)             109            (874)             629
Unrealized appreciation (depreciation)
   of investments                                                   (1,474)              29         (11,577)         (18,868)
                                                                ------------------------------------------------------------------

Contract owners' equity                                             26,068           13,458          45,332           74,591
                                                                ==================================================================

                                                                -----------------------------------------------------------------

                                                                Scudder Growth    Scudder Health       Scudder       Scudder Money
                                                                  and Income         Sciences       International        Market
                                                                  Subaccount        Subaccount        Subaccount       Subaccount
                                                                -----------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
   current market value                                                43,629          44,542           82,158               65
Dividends and other receivables                                             -               1              116                -
                                                                -----------------------------------------------------------------

             Total assets                                              43,629          44,543           82,274               65
                                                                -----------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                          -               -                -                -
Other payables                                                              -               -                3                -
                                                                -----------------------------------------------------------------

            Total liabilities                                               -               -                3                -
                                                                -----------------------------------------------------------------

Contract owners' equity                                                43,629          44,543           82,271               65
                                                                =================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
   over payments for redemptions                                       47,736          42,966          102,962               57
Accumulated net investment income (loss)                                  957             (25)          15,723                8

Accumulated net realized gain (loss) on
   sales of investments                                                (1,044)             (4)         (33,538)               -
Unrealized appreciation (depreciation)
   of investments                                                      (4,020)          1,606           (2,876)               -
                                                                -----------------------------------------------------------------

Contract owners' equity                                                43,629          44,543           82,271               65
                                                                =================================================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2001
(in thousands)

                                                     -------------------------------------------------------------------------------

                                                          Scudder                                   Scudder        Scudder Global
                                                     Aggressive Growth    Scudder Blue Chip    Contrarian Value      Blue Chip
                                                         Subaccount           Subaccount          Subaccount         Subaccount
                                                     -------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds,
at current market value                                    40,084               97,162              128,715            22,866
Dividends and other receivables                                 -                    1                    1                 -
                                                     -------------------------------------------------------------------------------

             Total assets                                  40,084               97,163              128,716            22,866
                                                     -------------------------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                              -                    -                    -                 -
Other payables                                                  -                    1                   41                 -
                                                     -------------------------------------------------------------------------------

            Total liabilities                                   -                    1                   41                 -
                                                     -------------------------------------------------------------------------------

Contract owners' equity                                    40,084               97,162              128,675            22,866
                                                     ===============================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
over payments for redemption                               50,385              109,767              103,548            24,808
Accumulated net investment income (loss)                     (315)              (1,542)              23,552                47

Accumulated net realized gain (loss) on
sales of investments                                       (1,026)               1,605                2,073               126
Unrealized appreciation (depreciation) of
investments                                                (8,960)             (12,668)                (498)           (2,115)
                                                     -------------------------------------------------------------------------------

Contract owners' equity                                    40,084               97,162              128,675            22,866
                                                     ===============================================================================


                                                                                Scudder Variable Series II
                                                     -------------------------------------------------------------------------------

                                                           Scudder
                                                         Government                                               Scudder High Yield
                                                         Securities         Scudder Growth    Scudder High Yield          10+
                                                         Subaccount           Subaccount         Subaccount           Subaccount
                                                     -------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds,
at current market value                                   160,645              302,393              189,316                 -
Dividends and other receivables                               109                  114                  230                 -
                                                     -------------------------------------------------------------------------------

             Total assets                                 160,754              302,507              189,546                 -
                                                     -------------------------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                              -                    -                    5                 -
Other payables                                                105                  553                    8                 -
                                                     -------------------------------------------------------------------------------

            Total liabilities                                 105                  553                   13                 -
                                                     -------------------------------------------------------------------------------

Contract owners' equity                                   160,649              301,954              189,533                 -
                                                     ===============================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
over payments for redemption                              112,239              (56,902)             (12,646)           (2,477)
Accumulated net investment income (loss)                   43,409              345,017              260,787             2,552

Accumulated net realized gain (loss) on
sales of investments                                        1,766               84,519              (41,144)              (75)
Unrealized appreciation (depreciation) of
investments                                                 3,235              (70,680)             (17,464)                -
                                                     -------------------------------------------------------------------------------

Contract owners' equity                                   160,649              301,954              189,533                 -
                                                     ===============================================================================


                                                     -------------------------------------------------------------------------------

                                                                                                  Scudder              Scudder
                                                       Scudder Horizon                         International       Investment Grade
                                                            20+            Scudder Horizon 5     Research                Bond
                                                         Subaccount           Subaccount         Subaccount           Subaccount
                                                     -------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds,
at current market value                                         -                    -               72,774            64,981
Dividends and other receivables                                 -                    -                  477               109
                                                     -------------------------------------------------------------------------------

             Total assets                                       -                    -               73,251            65,090
                                                     -------------------------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                              -                    -                    -                 -
Other payables                                                  -                    -                   83                 8
                                                     -------------------------------------------------------------------------------

            Total liabilities                                   -                    -                   83                 8
                                                     -------------------------------------------------------------------------------

Contract owners' equity                                         -                    -               73,168            65,082
                                                     ===============================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
over payments for redemption                               (1,439)              (1,047)              15,063            61,973
Accumulated net investment income (loss)                    1,657                1,105               61,699             2,009

Accumulated net realized gain (loss) on
sales of investments                                         (218)                 (58)              17,640               523
Unrealized appreciation (depreciation) of
investments                                                     -                    -              (21,234)              577
                                                     -------------------------------------------------------------------------------

Contract owners' equity                                         -                    -               73,168            65,082
                                                     ===============================================================================


                                                     -------------------------------------

                                                       Scudder Money         Scudder New
                                                           Market               Europe
                                                         Subaccount           Subaccount
                                                     -------------------------------------
ASSETS

Investments in underlying portfolio funds,
at current market value                                   407,432               15,722
Dividends and other receivables                               344                    -
                                                     -------------------------------------

             Total assets                                 407,776               15,722
                                                     -------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                              -                    -
Other payables                                                263                    -
                                                     -------------------------------------

            Total liabilities                                 263                    -
                                                     -------------------------------------

Contract owners' equity                                   407,513               15,722
                                                     =====================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales
over payments for redemption                              317,283               18,414
Accumulated net investment income (loss)                   90,230                  (49)

Accumulated net realized gain (loss) on
sales of investments                                            -               (1,318)
Unrealized appreciation (depreciation) of
investments                                                     -               (1,325)
                                                     -------------------------------------

Contract owners' equity                                   407,513               15,722
                                                     =====================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners' Equity

December 31, 2001
(in thousands)

                                                             ------------------------------------------------------------------

                                                                                                                    Scudder
                                                              Scudder Small    Scudder Small  Scudder Strategic    Technology
                                                                Cap Growth       Cap Value          Income          Growth
                                                                Subaccount       Subaccount       Subaccount       Subaccount
                                                             ------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at current market
value                                                              152,170          113,833             11,501        217,576
Dividends and other receivables                                        368               48                  4             15
                                                             ------------------------------------------------------------------

             Total assets                                          152,538          113,881             11,505        217,591
                                                             ------------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                       -                -                  -              -
Other payables                                                           3                -                  6              2
                                                             ------------------------------------------------------------------

            Total liabilities                                            3                -                  6              2
                                                             ------------------------------------------------------------------

Contract owners' equity                                            152,535          113,881             11,499        217,589
                                                             ==================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales over payments for
redemptions                                                        138,113          102,428             11,221        314,054
Accumulated net investment income (loss)                            59,792             (772)                46         (3,206)
Accumulated net realized gain (loss) on sales of investments         4,278            1,712                153           (653)
Unrealized appreciation (depreciation) of investments              (49,648)          10,513                 79        (92,606)
                                                             ------------------------------------------------------------------

Contract owners' equity                                            152,535          113,881             11,499        217,589
                                                             ==================================================================


                                                                                                   Scudder Variable Series II
                                                             ----------------------------------------------------------------------


                                                             Scudder Total      SVS Dreman       SVS Dremane High   SVS Dynamic
                                                                 Return     Financial Services    Return Equity        Growth
                                                               Subaccount       Subaccount          Subaccount       Subaccount
                                                             ----------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at current market
value                                                              566,841             51,630            280,450         19,666
Dividends and other receivables                                        337                  -                  -              -
                                                             ----------------------------------------------------------------------

             Total assets                                          567,178             51,630            280,450         19,666
                                                             ----------------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                       1                  -                  -              -
Other payables                                                         197                  -                  1              -
                                                             ----------------------------------------------------------------------

            Total liabilities                                          198                  -                  1              -
                                                             ----------------------------------------------------------------------

Contract owners' equity                                            566,980             51,630            280,449         19,666
                                                             ======================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales over payments for
redemptions                                                        (84,708)            50,222            271,520         18,725
Accumulated net investment income (loss)                           543,761               (185)               938            (29)
Accumulated net realized gain (loss) on sales of investments       146,150                651               (752)          (158)
Unrealized appreciation (depreciation) of investments              (38,223)               942              8,743          1,128
                                                             ----------------------------------------------------------------------

Contract owners' equity                                            566,980             51,630            280,449         19,666
                                                             ======================================================================



                                                             -----------------------------------------------------------------------


                                                             SVS Focus Value     SVS Focused      SVS Growth and    SVS Growth
                                                                 + Growth      Large Cap Growth       Income       Opportunities
                                                                Subaccount        Subaccount        Subaccount      Subaccount
                                                             -----------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at current market
value                                                                51,767             37,898          105,768           94,012
Dividends and other receivables                                          47                  -                3                1
                                                             -----------------------------------------------------------------------

             Total assets                                            51,814             37,898          105,771           94,013
                                                             -----------------------------------------------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                        -                  -                -                -
Other payables                                                            4                  -                3                1
                                                             -----------------------------------------------------------------------

            Total liabilities                                             4                  -                3                1
                                                             -----------------------------------------------------------------------

Contract owners' equity                                              51,810             37,898          105,768           94,012
                                                             =======================================================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales over payments for
redemptions                                                          45,304             40,725          115,170          119,624
Accumulated net investment income (loss)                              6,909               (188)            (758)          (1,290)
Accumulated net realized gain (loss) on sales of investments          7,351               (509)            (353)            (929)
Unrealized appreciation (depreciation) of investments                (7,754)            (2,130)          (8,291)         (23,393)
                                                             -----------------------------------------------------------------------

Contract owners' equity                                              51,810             37,898          105,768           94,012
                                                             =======================================================================


                                                             ----------------------------


                                                                             SVS Mid Cap
                                                             SVS Index 500      Growth
                                                               Subaccount     Subaccount
                                                             ----------------------------
ASSETS

Investments in underlying portfolio funds, at current market
value                                                              145,352        40,665
Dividends and other receivables                                          -             -
                                                             ----------------------------

             Total assets                                          145,352        40,665
                                                             ----------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                       -             -
Other payables                                                           -             -
                                                             ----------------------------

            Total liabilities                                            -             -
                                                             ----------------------------

Contract owners' equity                                            145,352        40,665
                                                             ============================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales over payments for
redemptions                                                        156,850        39,196
Accumulated net investment income (loss)                              (851)           38
Accumulated net realized gain (loss) on sales of investments        (3,780)          (38)
Unrealized appreciation (depreciation) of investments               (6,867)        1,469
                                                             ----------------------------

Contract owners' equity                                            145,352        40,665
                                                             ============================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract
Owners' Equity

December 31, 2001
(in thousands)

                                                                     Scudder Variable Series II
                                                                  ---------------------------------


                                                                  SVS Strategic
                                                                      Equity      SVS Venture Value
                                                                    Subaccount        Subaccount
                                                                  ---------------------------------
ASSETS

Investments in underlying portfolio funds, at current market
value                                                                    35,442             87,458
Dividends and other receivables                                               -                  -
                                                                  ---------------------------------

        Total assets                                                     35,442             87,458
                                                                  ---------------------------------

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities:
Mortality and expense risk charges                                            -                  -
Other payables                                                                -                  -
                                                                  ---------------------------------

        Total liabilities                                                     -                  -
                                                                  ---------------------------------

Contract owners' equity                                                  35,442             87,458
                                                                  =================================

ANALYSIS OF CONTRACT OWNERS' EQUITY

Excess (deficiency) of proceeds from sales over payments for
redemption                                                               35,069             85,478
Accumulated net investment income (loss)                                     (4)              (109)

Accumulated net realized gain (loss) on sales of investments               (225)              (308)
Unrealized appreciation (depreciation) of investments                       602              2,397
                                                                  ---------------------------------

Contract owners' equity                                                  35,442             87,458
                                                                  =================================


See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2001
(in thousands)

                                                                                          The Alger American Fund
                                                                   -----------------------------------------------------------------
                                                                                                             Alger         Alger
                                                   Total KILICO      Alger        Alger    Alger American   American     American
                                                     Variable       American    American     Leveraged       MidCap       Small
                                                     Annuity        Balanced     Growth       AllCap         Growth   Capitalization
                                                 Separate Account  Subaccount  Subaccount   Subaccount     Subaccount   Subaccount
                                                 ----------------  -----------------------------------------------------------------
REVENUE

Dividend income                                      $ 199,892         972        2,962        1,847           795           2
                                                  ---------------  -----------------------------------------------------------------
EXPENSES

Mortality and expense risk charges                      52,021         533          233          697            39          28
Maintenance fees                                         2,223           6           23           16             3           6
Guaranteed retirement income benefit
expense                                                  3,976          98            -          132             -           -
                                                  ---------------  -----------------------------------------------------------------

         Total expenses                                 58,220         637          256          845            42          34
                                                  ---------------  -----------------------------------------------------------------

Net investment income (loss)                           141,672         335        2,706        1,002           753         (32)
                                                  ---------------  -----------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) on sale of
investments                                           (324,527)       (222)      (6,907)      (4,875)         (825)     (3,455)
Change in unrealized appreciation
(depreciation) of investments                         (490,153)       (731)       1,100       (4,932)          111       1,692
                                                  ---------------  -----------------------------------------------------------------

Net realized and unrealized gain (loss)
on investments                                         (814,680)      (953)      (5,807)      (9,807)         (714)     (1,763)
                                                  ---------------  -----------------------------------------------------------------

Net increase (decrease) in contract
 owners' equity resulting from operations            $ (673,008)      (618)      (3,101)      (8,805)           39      (1,795)
                                                  ===============  =================================================================

                                                                                                         The Dreyfus
                                                                                                           Socially       Dreyfus
                                                                                                         Responsible     Variable
                                                 American Century Variable                                  Growth      Investment
                                                      Portfolios, Inc.         Credit Suisse Trust         Fund, Inc.      Fund
                                                 -------------------------  --------------------------- ----------------------------
                                                                                          Credit Suisse
                                                   American                Credit Suisse      Trust      Dreyfus
                                                    Century     American       Trust      Global Post-     Socially     Dreyfus I.P.
                                                  VP Income &   Century      Emerging       Venture       Responsible    Mid Cap
                                                    Growth      VP Value     Markets        Capital       Growth Fund     Stock
                                                   Subaccount  Subaccount   Subaccount     Subaccount      Subaccount   Subaccount
                                                 -------------------------  --------------------------- ----------------------------
REVENUE

Dividend income                                         43          70            -              -             10          130
                                                 -------------------------  --------------------------  ----------------------------
EXPENSES

Mortality and expense risk charges                      80          225         151             97            168          358
Maintenance fees                                         4           21           5              3             11            6
Guaranteed retirement income benefit
expense                                                  -            -          29             22             19          101
                                                 -------------------------  --------------------------  ----------------------------

         Total expenses                                 84          246         185            122            198          465
                                                 -------------------------  --------------------------  ----------------------------

Net investment income (loss)                           (41)        (176)       (185)          (122)          (188)        (335)
                                                 -------------------------  --------------------------  ----------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) on sale of
investments                                           (482)         495      (1,775)          (626)        (1,049)         (86)
Change in unrealized appreciation
(depreciation) of investments                            9        1,267         579         (2,242)        (2,190)       1,728
                                                 -------------------------  --------------------------  ----------------------------

Net realized and unrealized gain (loss)
on investments                                        (473)       1,762      (1,196)        (2,868)        (3,239)       1,642
                                                 -------------------------  --------------------------  ----------------------------

Net increase (decrease) in contract
 owners' equity resulting from operations             (514)       1,586      (1,381)        (2,990)        (3,427)       1,307
                                                 =========================  ==========================  ============================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2001
(in thousands)

                                                                  Fidelity Variable Insurance Products
                                                                                 Fund
                                                               ------------------------------------------


                                                               Fidelity VIP Equity
                                                                      Income         Fidelity VIP Growth
                                                                    Subaccount            Subaccount
                                                               ------------------------------------------
REVENUE

Dividend income                                                             2,756                 6,068
                                                               ------------------------------------------

EXPENSES

Mortality and expense risk charges                                            601                 1,015
Maintenance fees                                                               44                    93
Guaranteed retirement income benefit expense                                    -                     -
                                                               ------------------------------------------

     Total expenses                                                           645                 1,108
                                                               ------------------------------------------

Net investment income (loss)                                                2,111                 4,960
                                                               ------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                            (2,511)              (16,676)
Change in unrealized appreciation (depreciation) of
investments                                                                (2,765)               (6,202)
                                                               ------------------------------------------

Net realized and unrealized gain (loss) on investments                     (5,276)              (22,878)
                                                               ------------------------------------------

Net increase (decrease) in contract owners' equity resulting
from operations                                                            (3,165)              (17,918)
                                                               ==========================================

                                                                        Fidelity Variable Insurance Products Fund II
                                                               ------------------------------------------------------------


                                                                 Fidelity VIP II   Fidelity VIP II    Fidelity VIP II Index
                                                                  Asset Manager       Contrafund               500
                                                                    Subaccount        Subaccount            Subaccount
                                                               ------------------------------------------------------------
REVENUE

Dividend income                                                             415             2,527                    1,668
                                                               ------------------------------------------------------------

EXPENSES

Mortality and expense risk charges                                           82               771                    1,554
Maintenance fees                                                              7                53                      132
Guaranteed retirement income benefit expense                                  -                 -                        -
                                                               ------------------------------------------------------------

     Total expenses                                                          89               824                    1,686
                                                               ------------------------------------------------------------

Net investment income (loss)                                                326             1,703                      (18)
                                                               ------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                            (890)           (9,096)                  (6,662)
Change in unrealized appreciation (depreciation) of
investments                                                                 151            (3,036)                 (13,968)
                                                               ------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                     (739)          (12,132)                 (20,630)
                                                               ------------------------------------------------------------

Net increase (decrease) in contract owners' equity resulting
from operations                                                            (413)          (10,429)                 (20,648)
                                                               ============================================================

                                                               Franklin Templeton
                                                               Variable Insurance
                                                                 Products Trust
                                                               ------------------  ---------------  --------------------------------

                                                                   Templeton
                                                                   Developing        INVESCO VIF        Janus Aspen      Janus Aspen
                                                               Markets Securities     Utilities      Aggressive Growth     Balanced
                                                                   Subaccount       Subaccount (a)      Subaccount        Subaccount
                                                               ------------------  ---------------  --------------------------------
REVENUE

Dividend income                                                                -               63                   -         4,305
                                                               ------------------  ---------------  --------------------------------

EXPENSES

Mortality and expense risk charges                                             -               12               1,238         2,109
Maintenance fees                                                               -                -                 121           107
Guaranteed retirement income benefit expense                                   -                4                   -             -
                                                               ------------------  ---------------  --------------------------------

     Total expenses                                                            -               16               1,359         2,216
                                                               ------------------  ---------------  --------------------------------

Net investment income (loss)                                                   -               47              (1,359)        2,089
                                                               ------------------  ---------------  --------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                               (1)            (323)            (53,957)       (1,697)
Change in unrealized appreciation (depreciation) of
investments                                                                   (2)            (154)             (3,877)      (10,970)
                                                               ------------------  ---------------  --------------------------------

Net realized and unrealized gain (loss) on investments                        (3)            (477)            (57,834)      (12,667)
                                                               ------------------  ---------------  --------------------------------

Net increase (decrease) in contract owners' equity resulting
from operations                                                               (3)            (430)            (59,193)      (10,578)
                                                               ==================  ===============  ================================


                                                                    Janus Aspen Series
                                                               ----------------------------------------------------------

                                                                Janus Aspen                 Janus Aspen
                                                                  Capital      Janus Aspen  Growth and     Janus Aspen
                                                                Appreciation     Growth       Income     Worldwide Growth
                                                                 Subaccount    Subaccount   Subaccount      Subaccount
                                                               ----------------------------------------------------------
REVENUE

Dividend income                                                           27          598        1,160             1,173
                                                               ----------------------------------------------------------

EXPENSES

Mortality and expense risk charges                                        30        2,934        1,150             3,428
Maintenance fees                                                           3          161           30               190
Guaranteed retirement income benefit expense                               3          192          178                 -
                                                               ----------------------------------------------------------

     Total expenses                                                       36        3,287        1,358             3,618
                                                               ----------------------------------------------------------

Net investment income (loss)                                              (9)      (2,689)        (198)           (2,445)
                                                               ----------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                         (138)     (24,674)       1,190               803
Change in unrealized appreciation (depreciation) of
investments                                                             (446)     (45,271)     (15,755)          (69,116)
                                                               ----------------------------------------------------------

Net realized and unrealized gain (loss) on investments                  (584)     (69,945)     (14,565)          (68,313)
                                                               ----------------------------------------------------------

Net increase (decrease) in contract owners' equity resulting
from operations                                                         (593)     (72,634)     (14,763)          (70,758)
                                                               ==========================================================

See accompanying notes to financial statements.
(a)  For the period (commencement of operations):  May 1, 2001 - December 31,
2001.

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2001
(in thousands)

                                                              J.P. Morgan Series   Pilgrim Emerging    Pilgrim Natural
                                                                   Trust II       Market Funds, Inc.   Resources Trust
                                                              ------------------  ------------------  -----------------

                                                              J.P. Morgan Small    Pilgrim Emerging    Pilgrim Natural
                                                                  Company            Markets Fund      Resources Trust
                                                                 Subaccount           Subaccount          Subaccount
                                                              ------------------  ------------------  -----------------
REVENUE

Dividend income                                                              2               1,425                   -
                                                              ------------------  ------------------  -----------------

EXPENSES

Mortality and expense risk charges                                          90                 377                  10
Maintenance fees                                                            26                   5                   3
Guaranteed retirement income benefit expense                                 -                   -                   -
                                                              ------------------  ------------------  -----------------

     Total expenses                                                        116                 382                  13
                                                              ------------------  ------------------  -----------------

Net investment income (loss)                                              (114)              1,043                 (13)
                                                              ------------------  ------------------  -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                           (570)             (3,380)               (211)
Change in unrealized appreciation (depreciation) of
investments                                                                692                 989                (821)
                                                              ------------------  ------------------  -----------------

Net realized and unrealized gain (loss) on investments                     122              (2,391)             (1,032)
                                                              ------------------  ------------------  -----------------

Net increase (decrease) in contract owners' equity resulting
from operations                                                              8              (1,348)             (1,045)
                                                              ==================  ==================  =================


                                                              PIMCO Variable Insurance Trust
                                                              ------------------------------  --------------------------------

                                                              PIMCO Foreign     PIMCO Low      Scudder 21st
                                                                   Bond       Duration Bond   Century Growth   Scudder Bond
                                                                Subaccount      Subaccount      Subaccount      Subaccount
                                                              ------------------------------  --------------------------------
REVENUE

Dividend income                                                          19              19                -            240
                                                              ------------------------------  --------------------------------

EXPENSES

Mortality and expense risk charges                                        6               5              150             97
Maintenance fees                                                          -               -                1             24
Guaranteed retirement income benefit expense                              1               -               29              -
                                                              ------------------------------  --------------------------------

     Total expenses                                                       7               5              180            121
                                                              ------------------------------  --------------------------------

Net investment income (loss)                                             12              14             (180)           119
                                                              ------------------------------  --------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                           2               3             (433)           104
Change in unrealized appreciation (depreciation) of
investments                                                              12               2             (837)           (23)
                                                              ------------------------------  --------------------------------

Net realized and unrealized gain (loss) on investments                   14               5           (1,270)            81
                                                              ------------------------------  --------------------------------

Net increase (decrease) in contract owners' equity resulting
from operations                                                          26              19           (1,450)           200
                                                              ==============================  ================================


                                                                                   Scudder Variable Series I
                                                              ---------------------------------------------------------------------
                                                              Scudder Capital   Scudder Global   Scudder Growth   Scudder Health
                                                                  Growth          Discovery        and Income        Sciences
                                                                Subaccount        Subaccount       Subaccount     Subaccount (b)
                                                              ---------------------------------------------------------------------
REVENUE

Dividend income                                                        3,617               995              929                -
                                                              ---------------------------------------------------------------------

EXPENSES

Mortality and expense risk charges                                       389               735              344               (3)
Maintenance fees                                                           9                18                7                -
Guaranteed retirement income benefit expense                              66               135               65               28
                                                              ---------------------------------------------------------------------

     Total expenses                                                      464               888              416               25
                                                              ---------------------------------------------------------------------

Net investment income (loss)                                           3,153               107              513              (25)
                                                              ---------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                       (1,068)               61           (1,026)              (4)
Change in unrealized appreciation (depreciation) of
investments                                                           (8,582)          (15,681)          (2,976)           1,606
                                                              ---------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                (9,650)          (15,620)          (4,002)           1,602
                                                              ---------------------------------------------------------------------

Net increase (decrease) in contract owners' equity resulting
from operations                                                       (6,497)          (15,513)          (3,489)           1,577
                                                              =====================================================================


                                                              ------------------------------

                                                                 Scudder      Scudder Money
                                                              International       Market
                                                                Subaccount      Subaccount
                                                              ------------------------------
REVENUE

Dividend income                                                      11,570              4
                                                              ------------------------------

EXPENSES

Mortality and expense risk charges                                      560              1
Maintenance fees                                                         35              -
Guaranteed retirement income benefit expense                            132              -
                                                              ------------------------------

     Total expenses                                                     727              1
                                                              ------------------------------

Net investment income (loss)                                         10,843              3
                                                              ------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                     (26,888)             -
Change in unrealized appreciation (depreciation) of
investments                                                          (2,774)             -
                                                              ------------------------------

Net realized and unrealized gain (loss) on investments              (29,662)             -
                                                              ------------------------------

Net increase (decrease) in contract owners' equity resulting
from operations                                                     (18,819)             3
                                                              ==============================

See accompanying notes to financial statements.
(b)  For the period (commencement of operations):  May 1, 2001 - December 31,
2001.

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2001
(in thousands)

                                                         ---------------------------------------------------------------------------

                                                              Scudder                                  Scudder        Scudder Global
                                                          Aggressive Growth   Scudder Blue Chip   Contrarian Value       Blue Chip
                                                            Subaccount            Subccount          Subaccount          Subaccount
                                                         ---------------------------------------------------------------------------
REVENUE

Dividend income                                                 276                 289                 1,631              344

EXPENSES

Mortality and expense risk charges                              338                 898                 1,266              192
Maintenance fees                                                  9                  19                    41                3
Guaranteed retirement income benefit expense                     71                 140                    98               32
                                                         ---------------------------------------------------------------------------

         Total expenses                                         418               1,057                 1,405              227
                                                         ---------------------------------------------------------------------------

Net investment income (loss)                                   (142)               (768)                  226              117
                                                         ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments              (1,231)               (394)               (3,562)             (87)
Change in unrealized appreciation (depreciation)
of investments                                               (5,518)            (11,570)                3,923           (2,222)
                                                         ---------------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments       (6,749)            (11,964)                  361           (2,309)
                                                         ---------------------------------------------------------------------------
Net increase (decrease) in contract owners' equity
resulting from operations                                    (6,891)            (12,732)                  587           (2,192)
                                                         ===========================================================================

                                                                                    Scudder Variable Series II
                                                                --------------------------------------------------------------------

                                                                   Scudder
                                                                  Government                                         Scudder Horizon
                                                                  Securities    Scudder Growth   Scudder High Yield        10+
                                                                  Subaccount      Subaccount        Subaccount          Subaccount
                                                                --------------------------------------------------------------------
REVENUE

Dividend income                                                      4,027          31,903            21,092             1,178
                                                                --------------------------------------------------------------------
EXPENSES

Mortality and expense risk charges                                   1,482           4,185             2,094                54
Maintenance fees                                                        34             206                86                 1
Guaranteed retirement income benefit expense                            83              77                76                 2
                                                                --------------------------------------------------------------------

         Total expenses                                              1,599           4,468             2,256                57
                                                                --------------------------------------------------------------------

Net investment income (loss)                                         2,428          27,435            18,836             1,121
                                                                --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                      2,369         (42,881)          (28,541)           (2,021)
Change in unrealized appreciation (depreciation)
of investments                                                       1,063         (82,605)           13,300               722
                                                                --------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments               3,432        (125,486)          (15,241)           (1,299)
                                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners' equity
resulting from operations                                            5,860         (98,051)            3,595              (178)
                                                                ====================================================================


                                                                --------------------------------------------------------------------
                                                                                                                 Scudder
                                                                  Scudder Horizon                             International
                                                                        20+          Scudder Horizon 5           Research
                                                                    Subaccount          Subaccount              Subaccount
                                                                --------------------------------------------------------------------
REVENUE

Dividend income                                                         635                466                   14,491
                                                                --------------------------------------------------------------------

EXPENSES

Mortality and expense risk charges                                       74                 44                    1,049
Maintenance fees                                                          1                  1                       51
Guaranteed retirement income benefit expense                              1                  1                       25
                                                                --------------------------------------------------------------------

         Total expenses                                                  76                 46                    1,125
                                                                --------------------------------------------------------------------

Net investment income (loss)                                            559                420                   13,366
                                                                --------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                      (1,456)              (617)                 (26,243)
Change in unrealized appreciation (depreciation)
of investments                                                          623                166                  (13,717)
                                                                --------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                 (833)              (451)                 (39,960)
                                                                --------------------------------------------------------------------
Net increase (decrease) in contract owners' equity
resulting from operations                                              (274)               (31)                 (26,594)
                                                                ====================================================================

                                                                --------------------------------------
                                                                     Scudder
                                                                 Investment Grade      Scudder Money
                                                                      Bond                Market
                                                                   Subaccount           Subaccount
                                                                --------------------------------------
REVENUE

Dividend income                                                      1,528                  8,990
                                                                --------------------------------------

EXPENSES

Mortality and expense risk charges                                     560                  3,068
Maintenance fees                                                         7                     49
Guaranteed retirement income benefit expense                            59                    246
                                                                --------------------------------------

         Total expenses                                                626                  3,363
                                                                --------------------------------------

Net investment income (loss)                                           902                  5,627
                                                                --------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                        420                      -
Change in unrealized appreciation (depreciation)
of investments                                                        (239)                     -
                                                                --------------------------------------

Net realized and unrealized gain (loss) on investments                 181                      -
                                                                --------------------------------------

Net increase (decrease) in contract owners' equity
resulting from operations                                            1,083                  5,627
                                                                ======================================

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2001
(in thousands)


                                                               ---------------------------------------------------------------------

                                                                Scudder New     Scudder Small     Scudder Small   Scudder Strategic
                                                                  Europe         Cap Growth         Cap Value          Income
                                                                Subaccount       Subaccount        Subaccount        Subaccount
                                                               ---------------------------------------------------------------------
REVENUE

Dividend income                                                     129           21,657                 -               45
                                                               ---------------------------------------------------------------------
EXPENSES

Mortality and expense risk charges                                  145            1,644               585               97
Maintenance fees                                                      2               94                19                1
Guaranteed retirement income benefit expense                         21               98                83               16
                                                               ---------------------------------------------------------------------

         Total expenses                                             168            1,836               687              114
                                                               ---------------------------------------------------------------------

Net investment income (loss)                                        (39)          19,821              (687)             (69)
                                                               ---------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) on sale of investments                  (1,407)         (32,119)              897              248
Change in unrealized appreciation (depreciation)
of investments                                                   (1,282)         (43,474)           10,183               25
                                                               ---------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments           (2,689)         (75,593)           11,080              273
                                                               ---------------------------------------------------------------------
Net increase (decrease) in contract owners' equity
resulting from operations                                        (2,728)         (55,772)           10,393              204
                                                               =====================================================================

                                                                                 Scudder Variable Series II
                                                               ---------------------------------------------------------------------

                                                                  Scudder
                                                                Technology    Scudder Total        SVS Dreman        SVS Dreman High
                                                                  Growth          Return       Financial Services     Return Equity
                                                                 Subaccount     Subaccount         Subaccount          Subaccount
                                                               ---------------------------------------------------------------------
REVENUE

Dividend income                                                     280         39,531                 334               1,037
                                                               ---------------------------------------------------------------------
EXPENSES

Mortality and expense risk charges                                2,118          7,175                 358               1,587
Maintenance fees                                                     41            299                   5                  22
Guaranteed retirement income benefit expense                        372            146                  68                 335
                                                               ---------------------------------------------------------------------

         Total expenses                                           2,531          7,620                 431               1,944
                                                               ---------------------------------------------------------------------
Net investment income (loss)                                     (2,251)        31,911                 (97)               (907)
                                                               ---------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) on sale of investments                  (1,442)       (11,356)                749                 228
Change in unrealized appreciation (depreciation)
of investments                                                  (60,716)       (65,762)             (1,843)                928
                                                               ---------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments          (62,158)       (77,118)             (1,094)              1,156
                                                               ---------------------------------------------------------------------
Net increase (decrease) in contract owners' equity
resulting from operations                                       (64,409)       (45,207)             (1,191)                249
                                                               =====================================================================

------------------------------------------------------------------------------------------------------------------------------------

                                                                SVS Dynamic   SVS Focus Value     SVS Focused          SVS Focused
                                                                   Growth        + Growth        Large Cap Growth         Income
                                                                Subaccount(c)   Subaccount         Subaccount          Subaccount
                                                               ---------------------------------------------------------------------
REVENUE

Dividend income                                                       -           3,050               -                   297

EXPENSES

Mortality and expense risk charges                                   15             554             116                   704
Maintenance fees                                                      -              18               2                    11
Guaranteed retirement income benefit expense                         14              35              42                   147
                                                               ---------------------------------------------------------------------

         Total expenses                                              29             607             160                   862
                                                               ---------------------------------------------------------------------

Net investment income (loss)                                        (29)          2,443            (160)                 (565)
                                                               ---------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) on sale of investments                    (158)         (1,975)           (458)                 (344)
Change in unrealized appreciation (depreciation)
of investments                                                    1,128          (7,822)         (1,113)               (5,511)
                                                               ---------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments              970          (9,797)         (1,571)               (5,855)
                                                               ---------------------------------------------------------------------
Net increase (decrease) in contract owners' equity
resulting from operations                                           941          (7,354)         (1,731)               (6,420)
                                                               =====================================================================

                                                               ------------------

                                                                   SVS Growth
                                                                  Opportunities
                                                                   Subaccount
                                                               ------------------
REVENUE

Dividend income                                                        -
                                                               ------------------
EXPENSES

Mortality and expense risk charges                                   802
Maintenance fees                                                      16
Guaranteed retirement income benefit expense                         163
                                                               ------------------

         Total expenses                                              981
                                                               ------------------

Net investment income (loss)                                        (981)
                                                               ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS

Net realized gain (loss) on sale of investments                     (932)
Change in unrealized appreciation (depreciation)
of investments                                                   (16,177)
                                                               ------------------

Net realized and unrealized gain (loss) on investments           (17,109)
                                                               ------------------
Net increase (decrease) in contract owners' equity
resulting from operations                                        (18,090)
                                                               ==================

See accompanying notes to financial statements.

(c) For the period (commencement of operations): May 1, 2001 - December 31,
    2001.

KILICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2001
(in thousands)

                                                                                      Scudder Variable Series II
                                                               ---------------------------------------------------------------------

                                                                                   SVS Mid Cap     SVS Strategic
                                                                SVS Index 500        Growth            Equity      SVS Venture Value
                                                                  Subaccount      Subaccount (d)    Subaccount (d)   Subaccount (d)
                                                               ---------------------------------------------------------------------
REVENUE

Dividend income                                                        271                -                -                -
                                                               ---------------------------------------------------------------------
EXPENSES

Mortality and expense risk charges                                     560              (64)             (20)              47
Maintenance fees                                                        11                -                -                1
Guaranteed retirement income benefit expense                           182               26               23               60
                                                               ---------------------------------------------------------------------

         Total expenses                                                753              (38)               3              108
                                                               ---------------------------------------------------------------------

Net investment income (loss)                                          (482)              38               (3)            (108)
                                                               ---------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS

Net realized gain (loss) on sale of investments                     (3,794)             (38)            (225)            (308)
Change in unrealized appreciation (depreciation)
of investments                                                      (3,696)           1,469              601            2,396
                                                               ---------------------------------------------------------------------

Net realized and unrealized gain (loss)
on investments                                                      (7,490)           1,431              376            2,088
                                                               ---------------------------------------------------------------------
Net increase (decrease) in contract owners'
equity resulting from operations                                    (7,972)           1,469              373            1,980
                                                               =====================================================================

See accompanying notes to financial statements.

(d)  For the period (commencement of operations): May 1, 2001 - December 31,
     2001.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners'
Equity

For the year ended December 31, 2001
(in thousands)

                                                                                          The Alger American Fund
                                                                   -----------------------------------------------------------------
                                                                                                             Alger         Alger
                                                   Total KILICO      Alger        Alger    Alger American   American     American
                                                     Variable       American    American     Leveraged       MidCap       Small
                                                     Annuity        Balanced     Growth       AllCap         Growth   Capitalization
                                                 Separate Account  Subaccount  Subaccount   Subaccount     Subaccount   Subaccount
                                                 ----------------  -----------------------------------------------------------------
OPERATIONS

Net investment income (loss)                     $   141,672           335        2,706        1,002          753            (32)

Net realized gain (loss) on sale of investments     (324,527)         (222)      (6,907)      (4,875)        (825)        (3,455)
Change in unrealized appreciation
(depreciation) of investments                       (490,153)         (731)       1,100       (4,932)         111          1,692
                                                 -----------     ---------------------------------------------------------------

  Net increase (decrease) in contract owners'
       equity resulting from operations             (673,008)         (618)      (3,101)      (8,805)          39         (1,795)
                                                 -----------     ---------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                2,029,517        56,892        4,011       39,755        1,334          1,059
Net transfer (to) from affiliate and
subaccounts                                          318,218        15,478        1,884        4,227        3,551             30
Payments for redemptions                            (427,441)       (1,409)      (1,476)      (2,424)         (53)          (442)
                                                 -----------     ---------------------------------------------------------------

  Net increase (decrease) from contract
       owners' equity transactions                 1,920,294        70,961        4,419       41,558        4,832            647
                                                 -----------     ---------------------------------------------------------------

Total increase (decrease) in contract
owners' equity                                     1,247,286        70,343        1,318       32,753        4,871         (1,148)

CONTRACT OWNERS' EQUITY

Beginning of period                                4,041,927        13,678       20,484       40,635            4          4,785
                                                 -----------     ---------------------------------------------------------------

End of period                                    $ 5,289,210        84,021       21,802       73,388        4,875          3,637
                                                 ===========     ===============================================================

                                                                                                         The Dreyfus
                                                                                                           Socially
                                                                                                         Responsible      Dreyfus
                                                 American Century Variable                                  Growth      Investment
                                                      Portfolios, Inc.         Credit Suisse Trust         Fund, Inc.   Portfolios
                                                 -------------------------  --------------------------  ----------------------------
                                                   American                Credit Suisse  Credit Suisse    Dreyfus
                                                    Century     American       Trust      Global Post-     Socially     Dreyfus I.P.
                                                  VP Income &   Century      Emerging       Venture       Responsible    Mid Cap
                                                    Growth      VP Value     Markets        Capital       Growth Fund     Stock
                                                   Subaccount  Subaccount   Subaccount     Subaccount      Subaccount   Subaccount
                                                 -------------------------  --------------------------  ----------------------------
OPERATIONS

Net investment income (loss)                          (41)          (176)          (185)          (122)          (188)       (335)

Net realized gain (loss) on sale of investments      (482)           495         (1,775)          (626)        (1,049)        (86)
Change in unrealized appreciation
(depreciation) of investments                           9          1,267            579         (2,242)        (2,190)      1,728
                                                 -----------------------    --------------------------    -----------------------
  Net increase (decrease) in contract owners'
       equity resulting from operations              (514)         1,586         (1,381)        (2,990)        (3,427)      1,307
                                                 -----------------------    --------------------------    -----------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                   844          4,086          8,319          8,103          7,247      51,129
Net transfer (to) from affiliate and
subaccounts                                           749         15,893             86            227          1,594      19,611
Payments for redemptions                             (567)        (1,090)          (340)          (286)          (705)       (992)
                                                 -----------------------    --------------------------    -----------------------

  Net increase (decrease) from contract
       owners' equity transactions                  1,026         18,889          8,065          8,044          8,136      69,748
                                                 -----------------------    --------------------------    -----------------------

Total increase (decrease) in contract
owners' equity                                        512         20,475          6,684          5,054          4,709      71,055

CONTRACT OWNERS' EQUITY

Beginning of period
                                                    4,891          2,980          9,977          8,928         10,946      13,397
                                                 -----------------------    --------------------------    -----------------------

End of period                                       5,403         23,455         16,661         13,982         15,655      84,452
                                                 =======================    ==========================    =======================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2001
(in thousands)

                                                      Fidelity Variable Insurance
                                                              Proudcts Fund         Fidelity Variable Insurance Products Fund II
                                                      -----------------------------------------------------------------------------

                                                      Fidelity VIP     Fidelity   Fidelity VIP II  Fidelity VIP II  Fidelity VIP II
                                                      Equity Income   VIP Growth   Asset Manager      Contrafund       Index 500
                                                        Subaccount    Subaccount     Subaccount       Subaccount       Subaccount
                                                      -----------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                  2,111        4,960              326            1,703              (18)

Net realized gain (loss) on sale of investments              (2,511)     (16,676)            (890)          (9,096)          (6,662)

Change in unrealized appreciation (depreciation)
of investments                                               (2,765)      (6,202)             151           (3,036)         (13,968)
                                                      -----------------------------------------------------------------------------

    Net increase (decrease) in contract owners'
        equity resulting from operations                     (3,165)     (17,918)            (413)         (10,429)         (20,648)
                                                      -----------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                           6,760       11,996              736            7,004           15,974
Net transfer (to) from affiliate and subaccounts              7,682        1,654             (207)          (5,172)           6,729
Payments for redemptions                                     (4,509)      (6,721)            (702)          (5,537)         (10,543)
                                                      -----------------------------------------------------------------------------

    Net increase (decrease) from contract owners'
        equity transactions                                   9,933        6,929             (173)          (3,705)          12,160
                                                      -----------------------------------------------------------------------------

Total increase (decrease) in contract owners' equity          6,768      (10,989)            (586)         (14,134)          (8,488)

CONTRACT OWNERS' EQUITY

Beginning of period                                          43,363       92,544            7,816           76,648          155,746
                                                      -----------------------------------------------------------------------------

End of period                                                50,131       81,555            7,230           62,514          147,258
                                                      =============================================================================

                                                         Franklin
                                                        Templeton            INVESCO
                                                         Variable           Variable
                                                        Insurance          Investment
                                                      Products Trust       Funds, Inc.           Janus Aspen Series
                                                      --------------     --------------  -------------------------------------
                                                        Templeton                          Janus
                                                        Developing                         Aspen                  Janus Aspen
                                                         Markets          INVESCO VIF    Aggresive   Janus Aspen    Capital
                                                        Securities         Utilities       Growth      Balanced   Appreciation
                                                        Subaccount       Subaccount (a)  Subaccount   Subaccount   Subaccount
                                                      --------------     --------------  -------------------------------------
OPERATIONS

Net investment income (loss)                                       -                 47      (1,359)       2,089            (9)

Net realized gain (loss) on sale of investments                   (1)              (323)    (53,957)      (1,697)         (138)

Change in unrealized appreciation (depreciation)
of investments                                                    (2)              (154)     (3,877)     (10,970)         (446)
                                                      --------------     --------------  -------------------------------------

    Net increase (decrease) in contract owners'
        equity resulting from operations                          (3)              (430)    (59,193)     (10,578)         (593)
                                                      --------------     --------------  -------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                2              5,405      15,276       16,805            80
Net transfer (to) from affiliate and subaccounts                   -              1,915     (14,797)      (3,392)           91
Payments for redemptions                                          (2)               (65)     (6,650)     (12,492)         (102)
                                                      --------------     --------------  -------------------------------------

    Net increase (decrease) from contract owners'
        equity transactions                                        -              7,255      (6,171)         921            69
                                                      --------------     --------------  -------------------------------------

Total increase (decrease) in contract owners'
equity                                                            (3)             6,825     (65,364)      (9,657)         (524)

CONTRACT OWNERS' EQUITY

Beginning of period                                               33                  -     147,061      171,038         2,567
                                                      --------------     --------------  -------------------------------------

End of period                                                     30              6,825      81,697      161,381         2,043
                                                      ==============     ==============  =====================================

                                                                Janus Aspen Series
                                                       --------------------------------------
                                                                                     Janus
                                                         Janus      Janus Aspen      Aspen
                                                         Aspen         Growth      Worldwide
                                                         Growth      and Income      Growth
                                                       Subaccount    Subaccount    Subaccount
                                                       --------------------------------------
OPERATIONS

Net investment income (loss)                               (2,689)         (198)       (2,445)

Net realized gain (loss) on sale of investments           (24,674)        1,190           803

Change in unrealized appreciation (depreciation)
of investments                                            (45,271)      (15,755)      (69,116)
                                                       --------------------------------------

    Net increase (decrease) in contract owners'
        equity resulting from operations                  (72,634)      (14,763)      (70,758)
                                                       --------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                        16,023         1,741        25,115
Net transfer (to) from affiliate and subaccounts          (24,635)       (9,913)      (32,891)
Payments for redemptions                                  (14,613)       (3,892)      (16,475)
                                                       --------------------------------------

    Net increase (decrease) from contract owners'
        equity transactions                               (23,225)      (12,064)      (24,251)
                                                       --------------------------------------

Total increase (decrease) in contract owners'
equity                                                    (95,859)      (26,827)      (95,009)

CONTRACT OWNERS' EQUITY

Beginning of period                                       285,497       101,356       307,150
                                                       --------------------------------------

End of period                                             189,638        74,529       212,141
                                                       ======================================

See accompanying notes to financial statements.

(a) For the period (commencement of operations): May 1, 2001 - December 31,
2001.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2001
(in thousands)

                                                                           J.P. Morgan Serles   Pilgrim Emerging    Pilgrim Natural
                                                                               Trust II        Markets Fund, Inc.   Resources Trust
                                                                          -------------------  ------------------  -----------------
                                                                            J.P. Morgan Small    Pilgrim Emerging   Pilgrim Natural
                                                                                 Conpany          Markets Fund      Resources Trust
                                                                                Subaccount         Subaccount         Subaccount
                                                                          -------------------   -----------------  -----------------
OPERATIONS

Net investment income (loss)                                                         (114)              1,043                 (13)

Net realized gain (loss) on sale of investments                                      (570)             (3,380)               (211)

Change in unrealized appreciation (depreciation) of
 investments                                                                          692                 989                (821)
                                                                          ----------------   -----------------  ------------------

    Net increase (decrease) in contract owners' equity
            resulting from operations                                                   8              (1,348)             (1,045)
                                                                          ----------------   -----------------  ------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                                 2,799                 602                 426
Net transfer (to) from affiliate and subaccounts                                    6,662              (1,249)             (1,134)
Payments for redemptions                                                             (419)               (542)               (461)
                                                                          ----------------   -----------------  ------------------

    Net increase (decrease) from contract owners' equity
            transactions                                                            9,042              (1,189)             (1,169)
                                                                          ----------------   -----------------  ------------------

Total increase (decrease) in contract owners' equity                                9,050              (2,537)             (2,214)

CONTRACT OWNERS' EQUITY

Beginning of period                                                                 1,688               7,704               5,551
                                                                          ----------------   -----------------  ------------------

End of period                                                                      10,738               5,167               3,337
                                                                          ================   =================  ==================

                                                                    PIMCO Variable Insurance Trust    Scrudder Variable Series I
                                                                   --------------------------------  -------------------------------

                                                                     PIMCO Foreign     PIMCO Low       Scudder 21st
                                                                         Bond        Duration Bond    Century Growth   Scudder Bond
                                                                      Subaccount      Subaccount        Subaccount      Subaccount
                                                                   -------------------------------   -------------------------------
OPERATIONS

Net investment income (loss)                                               12               14              (180)             119

Net realized gain (loss) on sale of investments                             2                3              (433)             104

Change in unrealized appreciation (depreciation) of
investments                                                                12                2              (837)             (23)
                                                                        -----------------------  -----------------------------------

    Net increase (decrease) in contract owners' equity
                        resulting from operations                          26               19            (1,450)             200
                                                                        -----------------------  -----------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                         6                2            17,085            4,004
Net transfer (to) from affiliate and subaccounts                          (85)             (55)            6,570            8,667
Payments for redemptions                                                  (40)             (27)             (298)            (753)
                                                                        -----------------------  -----------------------------------

    Net increase (decrease) from contract owners' equity
                        transactions                                     (119)             (80)           23,357           11,918
                                                                        -----------------------  -----------------------------------

Total increase (decrease) in contract owners' equity                      (93)             (61)           21,907           12,118

CONTRACT OWNERS' EQUITY

Beginning of period                                                       481              339             4,161            1,340
                                                                        -----------------------  -----------------------------------

End of period                                                             388              278            26,068           13,458
                                                                        =======================  ===================================

                                                                         Scudder Variable Series I
                                          ------------------------------------------------------------------------------------------
                                          Scudder Capital Scudder Global  Scudder Growth  Scudder Health   Scrudder    Scudder Money
                                              Growth       Discovery        and Income      Sciences     International   Market
                                            Subaccount      Subaccount     Subaccount     Subaccount (b)   Subaccount   Subaccount
                                          ------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                 3,153               107             513           (25)         10,843           3

Net realized gain (loss) on sale of
investments                                 (1,068)               61          (1,026)           (4)        (26,888)          -

Change in unrealized appreciation
 (depreciation) of investments              (8,582)          (15,681)         (2,976)        1,606          (2,774)          -
                                          ------------------------------------------------------------------------------------------

  Net increase (decrease) in contract
      owners' equity resulting
      from operations                       (6,497)          (15,513)         (3,489)        1,577         (18,819)          3
                                          ------------------------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                         22,254            32,278          18,888        32,945          39,682           9
Net transfer (to) from affiliate and
 subaccounts                                 3,615            10,335           5,061        10,307           5,342         (48)
Payments for redemptions                    (1,284)           (2,017)           (912)         (286)         (2,621)        (22)
                                          ------------------------------------------------------------------------------------------

    Net increase (decrease) from contract
    owners' equity transactions             24,585            40,596          23,037        42,966          42,403         (61)
                                          ------------------------------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                             18,088            25,083          19,548        44,543          23,584         (58)

CONTRACT OWNERS' EQUITY

Beginning of period                         27,244            49,508          24,081             -          58,687         123
                                          ------------------------------------------------------------------------------------------

End of period                               45,332            74,591          43,629        44,543          82,271          65
                                          ==========================================================================================

See accompanying notes to financial  statements.
(b) For the period (commencement of operations): May 1, 2001 - December 31,
    2001.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2001
(in thousands)

                                                                               Scudder Variable Series II
                                                       ---------------------------------------------------------------------------
                                                         Scudder                  Scudder       Scudder     Scudder
                                                       Aggressive    Scudder     Contrarian      Global    Government    Scudder
                                                         Growth     Blue Chip      Value       Blue Chip   Securities     Growth
                                                       Subaccount   Subaccount   Subaccount    Subaccount  Subaccount   Subaccount
                                                       ---------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                 (142)        (768)         226           117       2,428       27,435

Net realized gain (loss) on sale of investments            (1,231)        (394)      (3,562)          (87)      2,369      (42,881)

Change in unrealized appreciation (depreciation)
of investments                                             (5,518)     (11,570)       3,923        (2,222)      1,063      (82,605)
                                                       ---------------------------------------------------------------------------

    Net increase (decrease) in contract owners'
        equity resulting from operations                   (6,891)     (12,732)         587        (2,192)      5,860      (98,051)
                                                       ---------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                        19,927       41,555       34,423        13,651      68,231       33,092
Net transfer (to) from affiliate and subaccounts            3,534       11,326       15,252         1,631      27,492      (12,697)
Payments for redemptions                                   (1,298)      (5,360)      (9,600)         (516)    (11,615)     (44,679)
                                                       ---------------------------------------------------------------------------

    Net increase (decrease) from contract owners'
        equity transactions                                22,163       47,521       40,075        14,766      84,108      (24,284)
                                                       ---------------------------------------------------------------------------

Total increase (decrease) in contract owners' equity       15,272       34,789       40,662        12,574      89,968     (122,335)

CONTRACT OWNERS' EQUITY

Beginning of period                                        24,812       62,373       88,013        10,292      70,681      424,289
                                                       ---------------------------------------------------------------------------

End of period                                              40,084       97,162      128,675        22,866     160,649      301,954
                                                       ===========================================================================

                                                                             Scudder Variable Series II
                                                       ---------------------------------------------------------------------
                                                                                                                  Scudder
                                                         Scudder       Scudder      Scudder       Scudder      International
                                                        High Yield   Horizon 10+   Horizon 20+   Horizon 5        Research
                                                        Subaccount    Subaccount   Subaccount    Subaccount      Subaccount
                                                       ---------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                18,836         1,121           559          420           13,366

Net realized gain (loss) on sale of investments            (28,541)       (2,021)       (1,456)        (617)         (26,243)

Change in unrealized appreciation (depreciation)
of investments                                              13,300           722           623          166          (13,717)
                                                       ---------------------------------------------------------------------

    Net increase (decrease) in contract owners'
        equity resulting from operations                     3,595          (178)         (274)         (31)         (26,594)
                                                       ---------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                         29,931           483           367          232            9,594
Net transfer (to) from affiliate and subaccounts             9,089       (13,207)       (8,018)      (7,140)          (5,250)
Payments for redemptions                                   (26,200)         (454)         (398)        (498)         (11,880)
                                                       ---------------------------------------------------------------------

    Net increase (decrease) from contract owners'
        equity transactions                                 12,820       (13,178)       (8,049)      (7,406)          (7,536)
                                                       ---------------------------------------------------------------------

Total increase (decrease) in contract owners' equity        16,415       (13,356)       (8,323)      (7,437)         (34,130)

CONTRACT OWNERS' EQUITY

Beginning of period                                        173,118        13,356         8,323        7,437          107,298
                                                       ---------------------------------------------------------------------

End of period                                              189,533             -             -            -           73,168
                                                       =====================================================================

                                                       Scudder Variable Series II
                                                       --------------------------
                                                        Scudder
                                                       Investment      Scudder
                                                       Grade Bond    Money Market
                                                       Subaccount     Subaccount
                                                       --------------------------
OPERATIONS

Net investment income (loss)                                  902           5,627

Net realized gain (loss) on sale of investments               420               -

Change in unrealized appreciation (depreciation)
of investments                                               (239)              -
                                                       --------------------------

    Net increase (decrease) in contract owners'
        equity resulting from operations                    1,083           5,627
                                                       --------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                        28,647         467,417
Net transfer (to) from affiliate and subaccounts           15,137        (113,554)
Payments for redemptions                                   (4,263)        (96,321)
                                                       --------------------------

    Net increase (decrease) from contract owners'
        equity transactions                                39,521         257,542
                                                       --------------------------

Total increase (decrease) in contract owners' equity       40,604         263,169

CONTRACT OWNERS' EQUITY

Beginning of period                                        24,478         144,344
                                                       --------------------------

End of period                                              65,082         407,513
                                                       ==========================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2001
(in thousands)


                                                                  ------------------------------------------------------------------


                                                                   Scudder New    Scudder Small   Scudder Small   Scudder Strategic
                                                                     Europe        Cap Growth       Cap Value           Income
                                                                    Subaccount     Subaccount       Subaccount        Subaccount
                                                                  ------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                                (39)        19,821            (687)               (69)

Net realized gain (loss) on sale of investments                          (1,407)       (32,119)            897                248

Change in unrealized appreciation (depreciation) of
investments                                                              (1,282)       (43,474)         10,183                 25
                                                                  ------------------------------------------------------------------

    Net increase (decrease) in contract owners' equity resulting
                from operations                                          (2,728)       (55,772)         10,393                204
                                                                  ------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                      10,800         39,205          45,871              6,159
Net transfer (to) from affiliate and subaccounts                          4,252         (1,696)         29,421              2,441
Payments for redemptions                                                   (344)       (14,122)         (4,126)              (519)
                                                                  ------------------------------------------------------------------

    Net increase (decrease) from contract owners' equity
                transactions                                             14,708         23,387          71,166              8,081
                                                                  ------------------------------------------------------------------

Total increase (decrease) in contract owners' equity                     11,980        (32,385)         81,559              8,285

CONTRACT OWNERS' EQUITY

Beginning of period                                                       3,742        184,920          32,322              3,214
                                                                  ------------------------------------------------------------------

End of period                                                            15,722        152,535         113,881             11,499
                                                                  ==================================================================

                                                                        Scudder Variable Series II
                                                                  ------------------------------------------------------------------

                                                                    Scudder
                                                                   Technology  Scudder Total       SVS Dreman       SVS Dremane High
                                                                     Growth        Return      Financial Services    Return Equity
                                                                   Subaccount    Subaccount        Subaccount          Subaccount
                                                                  ------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                           (2,251)       31,911                  (97)              (907)

Net realized gain (loss) on sale of investments                        (1,442)      (11,356)                 749                228

Change in unrealized appreciation (depreciation) of
investments                                                           (60,716)      (65,762)              (1,843)               928
                                                                  ------------------------------------------------------------------

    Net increase (decrease) in contract owners' equity resulting
                from operations                                       (64,409)      (45,207)              (1,191)               249
                                                                  ------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                    70,793        55,750               29,969            167,852
Net transfer (to) from affiliate and subaccounts                      117,727        24,024                6,846             54,385
Payments for redemptions                                               (4,359)      (71,022)              (1,177)            (5,557)
                                                                  ------------------------------------------------------------------

    Net increase (decrease) from contract owners' equity
                transactions                                          184,161         8,752               35,638            216,680
                                                                  ------------------------------------------------------------------

Total increase (decrease) in contract owners' equity                  119,752       (36,455)              34,447            216,929

CONTRACT OWNERS' EQUITY

Beginning of period                                                    97,837       603,435               17,183             63,520
                                                                  ------------------------------------------------------------------

End of period                                                         217,589       566,980               51,630            280,449
                                                                  ==================================================================


                                                                  --------------------------------------------------------


                                                                      SVS Dynamic     SVS Focus Value     SVS Focused
                                                                         Growth           + Growth      Large Cap Growth
                                                                     Subaccount (c)      Subaccount        Subaccount
                                                                  --------------------------------------------------------
OPERATIONS

Net investment income (loss)                                                   (29)            2,443               (160)

Net realized gain (loss) on sale of investments                               (158)           (1,975)              (458)

Change in unrealized appreciation (depreciation) of
investments                                                                  1,128            (7,822)            (1,113)
                                                                  --------------------------------------------------------

    Net increase (decrease) in contract owners' equity resulting
                from operations                                                941            (7,354)            (1,731)
                                                                  --------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                         15,136            16,182             25,144
Net transfer (to) from affiliate and subaccounts                             3,698             3,645              7,756
Payments for redemptions                                                      (109)           (4,088)              (470)
                                                                  --------------------------------------------------------

    Net increase (decrease) from contract owners' equity
                transactions                                                18,725            15,739             32,430
                                                                  --------------------------------------------------------

Total increase (decrease) in contract owners' equity                        19,666             8,385             30,699

CONTRACT OWNERS' EQUITY

Beginning of period                                                              -            43,425              7,199
                                                                  --------------------------------------------------------

End of period                                                               19,666            51,810             37,898
                                                                  ========================================================


                                                                  -------------------------------


                                                                  SVS Growth and    SVS Growth
                                                                      Income       Opportunities
                                                                    Subaccount      Subaccount
                                                                  -------------------------------
OPERATIONS

Net investment income (loss)                                               (565)            (981)

Net realized gain (loss) on sale of investments                            (344)            (932)

Change in unrealized appreciation (depreciation) of
investments                                                              (5,511)         (16,177)
                                                                  -------------------------------

    Net increase (decrease) in contract owners' equity resulting
                from operations                                          (6,420)         (18,090)
                                                                  -------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                      63,069           52,213
Net transfer (to) from affiliate and subaccounts                         16,830           14,805
Payments for redemptions                                                 (1,914)          (1,711)
                                                                  -------------------------------

    Net increase (decrease) from contract owners' equity
                transactions                                             77,985           65,307
                                                                  -------------------------------

Total increase (decrease) in contract owners' equity                     71,565           47,217

CONTRACT OWNERS' EQUITY

Beginning of period                                                      34,203           46,795
                                                                  -------------------------------

End of period                                                           105,768           94,012
                                                                  ===============================

See accompanying notes to financial statements.
(c)  For the period (commencement of operations):  May 1, 2001 - December 31,
2001.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2001
(in thousands)

                                                                              Scudder Variable Series II
                                                             ------------------------------------------------------------------
                                                                               SVS Mid Cap     SVS Strategic      SVS Venture
                                                              SVS Index 500       Growth           Equity            Value
                                                                Subaccount    Subaccount (d)   Subaccount (d)    Subaccount (d)
                                                             ------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                           (482)             38               (3)             (108)

Net realized gain (loss) on sale of investments                      (3,794)            (38)            (225)             (308)

Change in unrealized appreciation (depreciation) of
investments                                                          (3,696)          1,469              601             2,396
                                                             ------------------------------------------------------------------

    Net increase (decrease) in contract owners' equity
           resulting from operations                                 (7,972)          1,469              373             1,980
                                                             ------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                  90,220          28,315           26,789            61,824
Net transfer (to) from affiliate and subaccounts                     22,650          11,033            8,370            24,054
Payments for redemptions                                             (2,430)           (152)             (90)             (400)
                                                             ------------------------------------------------------------------
    Net increase (decrease) from contract owners'
           equity transactions                                      110,440          39,196           35,069            85,478
                                                             ------------------------------------------------------------------

Total increase (decrease) in contract owners' equity                102,468          40,665           35,442            87,458

CONTRACT OWNERS' EQUITY

Beginning of period                                                  42,884               -                -                 -
                                                             ------------------------------------------------------------------

End of period                                                       145,352          40,665           35,442            87,458
                                                             ==================================================================

See accompanying notes to financial statements.
(d) For the period (commencement of operations): May 1, 2001 to December 31,
2001.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners'
Equity

For the year ended December 31, 2000
(in thousands)

                                                                                               The Alger American Fund
                                                                                   -------------------------------------------------

                                                                  Total KILICO     Alger American  Alger American   Alger American
                                                                Variable Annuity      Balanced         Growth      Leveraged AllCap
                                                                Separate Account     Subaccount      Subaccount        Subaccount
                                                                ----------------   -------------------------------------------------
OPERATIONS

Net investment income (loss)                                    $        295,349              168           2,127               965

Net realized gain (loss) on sale of investments                           73,014              (42)         (1,010)             (213)

Change in unrealized appreciation (depreciation) of
investments                                                             (914,152)            (933)         (5,258)          (11,937)
                                                                ----------------   -------------------------------------------------

    Net increase (decrease) in contract owners' equity
              resulting from operations                                 (545,789)            (807)         (4,141)          (11,185)
                                                                ----------------   -------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                      862,463            9,106           5,450            33,347
Net transfer (to) from affiliate and subaccounts                         335,849            5,320           9,119            18,646
Payments for redemptions                                                (426,615)            (157)           (855)             (817)
                                                                ----------------   -------------------------------------------------

       Net increase (decrease) from contract owners'
               equity transactions                                       771,697           14,269          13,714            51,176
                                                                ----------------   -------------------------------------------------

Total increase (decrease) in contract owners' equity                     225,908           13,462           9,573            39,991

CONTRACT OWNERS' EQUITY

Beginning of period                                                    3,816,019              216          10,911               644
                                                                ----------------   -------------------------------------------------

End of period                                                   $      4,041,927           13,678          20,484            40,635
                                                                ================   =================================================

                                                                                                  American Century Variable
                                                                                                         Portfolios, Inc.
                                                                                                  -------------------------

                                                                                Alger American    American Century   American
                                                                Alger American       Small          VP Income &     Century VP
                                                                 MidCap Growth  Capitalization        Growth          Value
                                                                   Subaccount     Subaccount        Subaccount      Subaccount
                                                                ------------------------------   ------------------------------
OPERATIONS

Net investment income (loss)                                                 -           1,924           (48)               22

Net realized gain (loss) on sale of investments                              -          (2,473)           88               (61)

Change in unrealized appreciation (depreciation) of
investments                                                                  -          (2,117)         (595)              287
                                                                -------------------------------  ------------------------------

    Net increase (decrease) in contract owners' equity
              resulting from operations                                      -          (2,666)         (555)              248
                                                                -------------------------------  ------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                          4           1,912           599               277
Net transfer (to) from affiliate and subaccounts                             -           3,761         2,367             2,044
Payments for redemptions                                                     -            (365)         (244)             (169)
                                                                -------------------------------  ------------------------------

       Net increase (decrease) from contract owners'
               equity transactions                                           4           5,308         2,722             2,152
                                                                -------------------------------  ------------------------------

Total increase (decrease) in contract owners' equity                         4           2,642         2,167             2,400

CONTRACT OWNERS' EQUITY

Beginning of period                                                          -           2,143         2,724               580
                                                                -------------------------------  ------------------------------

End of period                                                                4           4,785         4,891             2,980
                                                                ===============================  ==============================

                                                                                                                The Dreyfus
                                                                                                                 Socially
                                                                                                                Responsible
                                                                          Credit Suisse Trust                Growth Fund, Inc.
                                                                ------------------------------------------   ------------------

                                                                Credit Suisse            Credit Suisse       Dreyfus Socially
                                                                Trust Emerging         Trust Global Post-      Responsible
                                                                   Markets              Venture Capital        Growth Fund
                                                                  Subaccount              Subaccount           Subaccount
                                                                ------------------------------------------   ------------------
OPERATIONS

Net investment income (loss)                                               240                      1,023                  (61)

Net realized gain (loss) on sale of investments                            161                        237                   89

Change in unrealized appreciation (depreciation) of
investments                                                             (4,074)                    (3,631)              (1,502)
                                                                ------------------------------------------   ------------------

    Net increase (decrease) in contract owners' equity
              resulting from operations                                 (3,673)                    (2,371)              (1,474)
                                                                ------------------------------------------   ------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                      7,692                      7,114                6,369
Net transfer (to) from affiliate and subaccounts                         3,151                      2,297                3,456
Payments for redemptions                                                  (238)                      (125)                (272)
                                                                ------------------------------------------   ------------------

       Net increase (decrease) from contract owners'
               equity transactions                                      10,605                      9,286                9,553
                                                                ------------------------------------------   ------------------

Total increase (decrease) in contract owners' equity                     6,932                      6,915                8,079

CONTRACT OWNERS' EQUITY

Beginning of period                                                      3,045                      2,013                2,867
                                                                ------------------------------------------   ------------------

End of period                                                            9,977                      8,928               10,946
                                                                ==========================================   ==================



See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2000
(in thousands)

                                                                     Dreyfus
                                                                    Investment        Fidelity Variable Insurance Products
                                                                    Portfolios                       Fund
                                                               --------------------  --------------------------------------

                                                                 Dreyfus I.P. Mid     Fidelity VIP Equity   Fidelity VIP
                                                                     Cap Stock               Income            Growth
                                                                    Subaccount             Subaccount         Subaccount
                                                                -------------------  --------------------------------------
OPERATIONS

Net investment income (loss)                                         144                      2,853             8,680

Net realized gain (loss) on sale of investments                       33                        693             3,666

Change in unrealized appreciation (depreciation) of
investments                                                         (187)                    (1,195)          (25,747)
                                                                -------------------  --------------------------------------

  Net increase (decrease) in contract owners' equity resutling
  from operations                                                    (10)                     2,351           (13,401)
                                                                -------------------  --------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                8,911                      4,482            12,794
Net transfer (to) from affiliate and subaccounts                   4,460                     (5,358)            8,768
Payments for redemptions                                             (87)                    (3,341)           (6,919)
                                                                -------------------  --------------------------------------

  Net increase (decrease) from contract owners' equity
  transactions                                                    13,284                     (4,217)           14,643
                                                                -------------------  --------------------------------------

Total increase (decrease) in contract owners' equity              13,274                     (1,866)            1,242

CONTRACT OWNERS' EQUITY

Beginning of period                                                  123                     45,229            91,302
                                                                -------------------  --------------------------------------

End of period                                                     13,397                     43,363            92,544
                                                                ===================  ======================================

                                                                    Fidelity Variable Insurance Products Funds II
                                                               -------------------------------------- -----------------

                                                               Fidelity VIP II    Fidelity VIP II      Fidelity VIP II
                                                                Asset Manager        Contrafund            Index 500
                                                                  Subaccount         Subaccount           Subaccount
                                                               --------------------------------------------------------
OPERATIONS

Net investment income (loss)                                          790              9,142                   436

Net realized gain (loss) on sale of investments                      (130)             1,979                 6,654

Change in unrealized appreciation (depreciation) of
investments                                                        (1,092)           (17,749)              (25,473)
                                                               --------------------------------------------------------

  Net increase (decrease) in contract owners' equity resutling
  from operations                                                    (432)            (6,628)              (18,383)
                                                               --------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                 1,304              9,085                21,874
Net transfer (to) from affiliate and subaccounts                     (430)             1,010                (5,501)
Payments for redemptions                                           (1,019)            (5,215)              (12,523)
                                                               --------------------------------------------------------

  Net increase (decrease) from contract owners' equity
  transactions                                                       (145)             4,880                 3,850
                                                               --------------------------------------------------------

Total increase (decrease) in contract owners' equity                 (577)            (1,748)              (14,533)

CONTRACT OWNERS' EQUITY

Beginning of period                                                 8,393             78,396               170,279
                                                               --------------------------------------------------------

End of period                                                       7,816             76,648               155,746
                                                               ========================================================

                                                                      Franklin
                                                                      Templeton
                                                                  Variable Insruance
                                                                    Products Trust                   Janus Aspen Series
                                                                --------------------------------------------------------------------

                                                                      Templeton        Janus Aspen                      Janus Aspen
                                                                      Developing        Aggressive      Janus Aspen       Capital
                                                                  Markets Securities      Growth          Balanced     Appreciation
                                                                      Subaccount        Subaccount       Subaccount      Subaccount
                                                                --------------------  ----------------------------------------------
OPERATIONS

Net investment income (loss)                                               -              19,887           16,775            11

Net realized gain (loss) on sale of investments                          (25)              9,804            2,057          (296)

Change in unrealized appreciation (depreciation) of
investments                                                               (5)           (105,037)         (25,020)         (679)
                                                                --------------------  ----------------------------------------------

  Net increase (decrease) in contract owners' equity resutling
  from operations                                                        (30)            (75,346)          (6,188)         (964)
                                                                --------------------  ----------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                      161              28,406           22,994         3,902
Net transfer (to) from affiliate and subaccounts                         (97)             46,904           20,123          (843)
Payments for redemptions                                                  (1)            (11,296)          (9,984)         (271)
                                                                --------------------  ----------------------------------------------

  Net increase (decrease) from contract owners' equity
  transactions                                                            63              64,014           33,133         2,788
                                                                --------------------  ----------------------------------------------

Total increase (decrease) in contract owners' equity                      33             (11,332)          26,945         1,824

CONTRACT OWNERS' EQUITY

Beginning of period                                                        -             158,393          144,093           743
                                                                --------------------  ----------------------------------------------

End of period                                                             33             147,061          171,038         2,567
                                                                ====================  ==============================================

                                                               ---------------

                                                                 Janus Aspen
                                                                    Growth
                                                                  Subaccount
                                                               ---------------
OPERATIONS

Net investment income (loss)                                       21,501

Net realized gain (loss) on sale of investments                     9,844

Change in unrealized appreciation (depreciation) of
investments                                                       (86,494)
                                                               ----------------

  Net increase (decrease) in contract owners' equity resutling
  from operations                                                 (55,149)
                                                               ---------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                57,316
Net transfer (to) from affiliate and subaccounts                   59,436
Payments for redemptions                                          (16,605)
                                                               ---------------

  Net increase (decrease) from contract owners' equity
  transactions                                                    100,147
                                                               ---------------

Total increase (decrease) in contract owners' equity               44,998

CONTRACT OWNERS' EQUITY

Beginning of period                                               240,499
                                                               ---------------

End of period                                                     285,497
                                                               ===============

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2000
(in thousands)

                                                                                             J.P. Morgan       Pilgrim Emerging
                                                               Janus Aspen Series          Series Trust II    Markets Fund, Inc.
                                                        -------------------------------   -----------------   ------------------
                                                        Janus Aspen
                                                         Growth and      Janus Aspen      J.P. Morgan Small    Pilgrim Emerging
                                                           Income      Worldwide Growth        Company           Markets Fund
                                                         Subaccount       Subaccount          Subaccount           Subaccount
                                                        -------------------------------   -----------------   ------------------
OPERATIONS

Net investment income (loss)                                  1,121             24,916                   12                 (149)

Net realized gain (loss) on sale of investments               2,189              9,421                  (91)               2,067

Change in unrealized appreciation (depreciation) of
investments                                                 (21,513)           (98,483)                (275)              (7,924)
                                                        -------------------------------   ------------------  -------------------

    Net increase (decrease) in contract owners'
           equity resulting from operations                 (18,203)           (64,146)                (354)              (6,006)
                                                        -------------------------------   ------------------  -------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                          26,953             38,769                  639                1,373
Net transfer (to) from affiliate and subaccounts             29,812             25,761                1,182                  871
Payments for redemptions                                     (4,361)           (22,250)                (149)              (1,083)
                                                        -------------------------------   ------------------  -------------------

    Net increase (decrease) from contract owners'
           equity transactions                               52,404             42,280                1,672                1,161
                                                        -------------------------------   ------------------  -------------------

Total increase (decrease) in contract owners' equity         34,201            (21,866)               1,318               (4,845)

CONTRACT OWNERS' EQUITY

Beginning of period                                          67,155            329,016                  370               12,549
                                                        -------------------------------   ------------------  -------------------

End of period                                               101,356            307,150                1,688                7,704
                                                        ===============================   ==================  ===================

                                                        Pilgrim Natural
                                                        Resources Trust  PIMCO Variable Insurance Trust
                                                        ---------------  ------------------------------

                                                        Pilgrim Natural  PIMCO Foreign     PIMCO Low
                                                        Resources Trust      Bond        Duration Bond
                                                           Subaccount      Subaccount      Subaccount
                                                        ---------------- ------------------------------
OPERATIONS

Net investment income (loss)                                         (18)           28              10

Net realized gain (loss) on sale of investments                       78            (1)              -

Change in unrealized appreciation (depreciation) of
investments                                                          742             -               4
                                                        ---------------- ------------------------------

    Net increase (decrease) in contract owners'
           equity resulting from operations                          802            27              14
                                                        ----------------   ----------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                  500           152             188
Net transfer (to) from affiliate and subaccounts                     276            71             117
Payments for redemptions                                            (401)          (18)             (2)
                                                        ----------------   ----------------------------

    Net increase (decrease) from contract owners'
           equity transactions                                       375           205             303
                                                        ----------------   ----------------------------

Total increase (decrease) in contract owners' equity               1,177           232             317

CONTRACT OWNERS' EQUITY

Beginning of period                                                4,374           249              22
                                                        ----------------   ----------------------------

End of period                                                      5,551           481             339
                                                        ================   ============================

                                                                          Scudder Variable Series I
                                                        ----------------------------------------------------------------

                                                         Scudder 21st                   Scudder Capital   Scudder Global
                                                        Century Growth   Scudder Bond       Growth          Discovery
                                                        Subaccount (a)    Subaccount      Subaccount        Subaccount
                                                        ----------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                       (36)            18             1,955              710

Net realized gain (loss) on sale of investments                    (28)             2               159              529

Change in unrealized appreciation (depreciation) of
investments                                                       (637)            51            (5,217)          (5,494)
                                                        ----------------------------------------------------------------

    Net increase (decrease) in contract owners'
           equity resulting from operations                       (701)            71            (3,103)          (4,255)
                                                        ----------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                              3,784            393            10,374           30,214
Net transfer (to) from affiliate and subaccounts                 1,092            713             7,230           15,829
Payments for redemptions                                           (14)           (13)             (982)            (638)
                                                        ----------------------------------------------------------------

    Net increase (decrease) from contract owners'
           equity transactions                                   4,862          1,093            16,622           45,405
                                                        ----------------------------------------------------------------

Total increase (decrease) in contract owners' equity             4,161          1,164            13,519           41,150

CONTRACT OWNERS' EQUITY

Beginning of period                                                  -            176            13,725            8,358
                                                        ----------------------------------------------------------------

End of period                                                    4,161          1,340            27,244           49,508
                                                        ================================================================

See accompanying notes to financial statements.
(a) For the period (commencement of operations): June 5, 2000 to December 31,
2000

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2000
(in thousands)

                                                                   Scudder Variable Series
                                                        --------------------------------------------   -----------------------------

                                                                                                         Scudder
                                                        Scudder Growth     Scudder     Scudder Money   Aggressive
                                                          and Income    International      Market        Growth    Scudder Blue Chip
                                                          Subaccount      Subaccount     Subaccount    Subaccount      Subaccount
                                                        --------------------------------------------   -----------------------------
OPERATIONS

Net investment income (loss)                                       216          4,151              6         (170)             (556)

Net realized gain (loss) on sale of investments                    (36)        (9,580)             -          202             1,024

Change in unrealized appreciation (depreciation) of
investments                                                     (1,011)        (2,773)             -       (3,577)           (5,911)
                                                        ---------------------------------------------  -----------------------------

    Net increase (decrease) in contract owners'
             equity resulting from operations                     (831)        (8,202)             6       (3,545)           (5,443)
                                                        ---------------------------------------------  -----------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                              6,918         26,465            639       19,636            21,928
Net transfer (to) from affiliate and subaccounts                 7,486         14,156           (508)       7,934            14,786
Payments for redemptions                                          (632)        (1,314)           (14)        (449)           (5,071)
                                                        ---------------------------------------------  -----------------------------

    Net increase (decrease) from contract owners'
             equity transactions                                13,772         39,307            117       27,121            31,643
                                                        ---------------------------------------------  -----------------------------

Total increase (decrease) in contract owners' equity            12,941         31,105            123       23,576            26,200

CONTRACT OWNERS' EQUITY

Beginning of period                                             11,140         27,582              -        1,236            36,173
                                                        ---------------------------------------------  -----------------------------

End of period                                                   24,081         58,687            123       24,812            62,373
                                                        =============================================  =============================

                                                                                           Scudder Variable Series II
                                                        -------------------------------------------------------------------

                                                                                              Scudder
                                                            Scudder        Scudder Global   Government
                                                        Contrarian Value      Blue Chip     Securities     Scudder Growth
                                                           Subaccount        Subaccount     Subaccount       Subaccount
                                                        -------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                      16,160              (52)       3,627             42,274

Net realized gain (loss) on sale of investments                   (9,434)             186         (948)            27,025

Change in unrealized appreciation (depreciation) of
investments                                                        3,218             (439)       3,103           (177,074)
                                                        -------------------------------------------------------------------

    Net increase (decrease) in contract owners'
             equity resulting from operations                      9,944             (305)       5,782           (107,775)
                                                        -------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                8,165            4,300        6,590             30,406
Net transfer (to) from affiliate and subaccounts                  (9,409)           2,779         (795)            (5,086)
Payments for redemptions                                         (12,961)            (365)      12,605)           (67,289)
                                                        -------------------------------------------------------------------

    Net increase (decrease) from contract owners'
             equity transactions                                 (14,205)           6,714       (6,810)           (41,969)
                                                        -------------------------------------------------------------------

Total increase (decrease) in contract owners' equity              (4,261)           6,409       (1,028)          (149,744)

CONTRACT OWNERS' EQUITY

Beginning of period                                               92,274            3,883       71,709            574,033
                                                        -------------------------------------------------------------------

End of period                                                     88,013           10,292       70,681            424,289
                                                        ===================================================================


                                                        -------------------------------


                                                        Scudder High   Scudder Horizon
                                                           Yield             10+
                                                         Subaccount      Subaccount
                                                        -------------------------------
OPERATIONS

Net investment income (loss)                                  21,732             1,236

Net realized gain (loss) on sale of investments              (16,574)              219

Change in unrealized appreciation (depreciation) of
investments                                                  (22,469)           (2,380)
                                                        -------------------------------

    Net increase (decrease) in contract owners'
             equity resulting from operations                (17,311)             (925)
                                                        -------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                           11,863             1,188
Net transfer (to) from affiliate and subaccounts              (3,472)             (621)
Payments for redemptions                                     (35,680)           (1,690)
                                                        -------------------------------

    Net increase (decrease) from contract owners'
             equity transactions                             (27,289)           (1,123)
                                                        -------------------------------

Total increase (decrease) in contract owners' equity         (44,600)           (2,048)

CONTRACT OWNERS' EQUITY

Beginning of period                                          217,718            15,404
                                                        -------------------------------

End of period                                                173,118            13,356
                                                        ===============================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2000
(in thousands)

                                                                                                      Scudder Variable Series II
                                                        ----------------------------------------------------------------------------

                                                                                         Scudder         Scudder
                                                            Scudder       Scudder     International     Investment    Scudder Money
                                                          Horizon 20+    Horizon 5      Research        Grade Bond        Market
                                                           Subaccount    Subaccount    Subaccount       Subaccount      Subaccount
                                                        ----------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                      979           589          19,016            795           5,741

Net realized gain (loss) on sale of investments                   206            22           4,046           (265)              -

Change in unrealized appreciation (depreciation) of
investments                                                    (2,183)         (773)        (55,254)         1,193               -
                                                        ----------------------------------------------------------------------------

    Net increase (decrease) in contract owners'
           equity resulting from operations                      (998)         (162)        (32,192)         1,723           5,741
                                                        ----------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                             1,062           344           8,983          3,180          84,576
Net transfer (to) from affiliate and subaccounts                 (510)         (954)         (9,132)         3,950         (51,485)
Payments for redemptions                                       (1,542)         (979)        (19,913)        (3,255)        (34,855)
                                                        ----------------------------------------------------------------------------

    Net increase (decrease) from contract owners'
           equity transactions                                   (990)       (1,589)        (20,062)         3,875          (1,764)
                                                        ----------------------------------------------------------------------------

Total increase (decrease) in contract owners' equity           (1,988)       (1,751)        (52,254)         5,598           3,977

CONTRACT OWNERS' EQUITY

Beginning of period                                            10,311         9,188         159,552         18,880         140,367
                                                        ----------------------------------------------------------------------------

End of period                                                   8,323         7,437         107,298         24,478         144,344
                                                        ============================================================================


                                                        ----------------------------------------------------------------------------

                                                                                                    Scudder     Scudder    Scudder
                                                        Scudder New  Scudder Small  Scudder Small  Strategic  Technology    Total
                                                           Europe      Cap Growth     Cap Value     Income      Growth      Return
                                                        Subaccount     Subaccount     Subaccount  Subaccount  Subaccount  Subaccount
                                                        ----------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                    (29)        16,017           (165)        10        (966)    44,883

Net realized gain (loss) on sale of investments                  87         11,315         (1,011)       (60)        677     19,360

Change in unrealized appreciation (depreciation) of
investments                                                    (171)       (58,020)         2,108        108     (36,088)   (89,810)
                                                        ----------------------------------------------------------------------------

    Net increase (decrease) in contract owners'
           equity resulting from operations                    (113)       (30,688)           932         58     (36,377)   (25,567)
                                                        ----------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                           1,737         33,357          5,643      1,125      73,694     30,764
Net transfer (to) from affiliate and subaccounts                975         35,531         (2,248)       797      43,173    (26,068)
Payments for redemptions                                        (83)       (19,336)        (3,609)      (279)     (2,236)   (91,502)
                                                        ----------------------------------------------------------------------------

    Net increase (decrease) from contract owners'
           equity transactions                                2,629         49,552           (214)     1,643     114,631    (86,806)
                                                        ----------------------------------------------------------------------------

Total increase (decrease) in contract owners' equity          2,516         18,864            718      1,701      78,254   (112,373)

CONTRACT OWNERS' EQUITY

Beginning of period                                           1,226        166,056         31,604      1,513      19,583    715,808
                                                        ----------------------------------------------------------------------------

End of period                                                 3,742        184,920         32,322      3,214      97,837    603,435
                                                        ============================================================================

See accompanying notes to financial statements.

KILICO Variable Annuity Separate Account

Statement of Changes in Contract Owners' Equity

For the year ended December 31, 2000
(in thousands)

                                                                                                Scudder Variable Series II
                                                        ------------------------------------------------------------------------
                                                            SVS Dreman      SVS Dreman High   SVS Focus Value    Scudder Focused
                                                        Financial Services   Return Equity       & Growth       Large Cap Growth
                                                            Subaccount         Subaccount       Subaccount         Subaccount
                                                        ------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                         (38)           1,930               3,703              (28)

Net realized gain (loss) on sale of investments                     (146)            (982)              2,353              (51)

Change in unrealized appreciation (depreciation) of
investments                                                        3,169           11,143              (8,503)          (1,017)
                                                        ------------------------------------------------------------------------

    Net increase (decrease) in contract owners'
            equity resulting from operations                       2,985           12,091              (2,447)          (1,096)
                                                        ------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                5,522           13,294               5,605            5,656
Net transfer (to) from affiliate and subaccounts                   3,448            8,647              (1,192)           2,744
Payments for redemptions                                            (417)          (1,886)             (6,865)            (160)
                                                        ------------------------------------------------------------------------

    Net increase (decrease) from contract owners'
            equity transactions                                    8,553           20,055              (2,452)           8,240
                                                        ------------------------------------------------------------------------

Total increase (decrease) in contract owners' equity              11,538           32,146              (4,899)           7,144

CONTRACT OWNERS' EQUITY

Beginning of period                                                5,645           31,374              48,324               55
                                                        ------------------------------------------------------------------------

End of period                                                     17,183           63,520              43,425            7,199
                                                        ========================================================================

                                                        ------------------------------------------------
                                                        Scudder Growth   Scudder Growth   Scudder Index
                                                          and Income      Opportunities       500
                                                        Subaccount (b)   Subaccount (b)    Subaccount
                                                        ------------------------------------------------
OPERATIONS

Net investment income (loss)                                    (192)            (309)            (357)

Net realized gain (loss) on sale of investments                   (9)               3                6

Change in unrealized appreciation (depreciation) of
investments                                                   (2,780)          (7,216)          (3,555)
                                                        ------------------------------------------------

    Net increase (decrease) in contract owners'
            equity resulting from operations                  (2,981)          (7,522)          (3,906)
                                                        ------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                           28,430           43,801           21,147
Net transfer (to) from affiliate and subaccounts               8,947           10,899           19,489
Payments for redemptions                                        (193)            (383)            (639)
                                                        ------------------------------------------------

    Net increase (decrease) from contract owners'
            equity transactions                               37,184           54,317           39,997
                                                        ------------------------------------------------

Total increase (decrease) in contract owners' equity          34,203           46,795           36,091

CONTRACT OWNERS' EQUITY

Beginning of period                                                -                -            6,793
                                                        ------------------------------------------------

End of period                                                 34,203           46,795           42,884
                                                        ================================================

See accompanying notes to financial statements.
(b) For the period (commencement of operations): May 3, 2000 - Scudder Growth Opportunities Subaccount; May 4, 2000 - Scudder Growth and Income Subaccount; to December 31, 2000.

KILICO Variable Annuity Separate Account

Notes to Financial Statements

(1)  General Information and Significant Accounting Policies

Organization

KILICO Variable Annuity Separate Account (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company ("KILICO"). KILICO is a wholly-owned subsidiary of Zurich Group Holding ("ZGH") and an indirect wholly-owned subsidiary of Zurich Financial Services ("ZFS"), both of which are Swiss holding companies.

The Separate Account is used to fund contracts or certificates (collectively referred to as "Contracts") for Kemper Advantage III periodic and flexible payment variable annuity contracts ("Kemper Advantage III"), Scudder Passport individual and group variable, fixed and market value adjusted deferred annuity contracts ("Scudder Passport"), Scudder Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts ("Scudder Destinations"), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts ("Farmers Variable Annuity I"), Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts ("Zurich Preferred") and Zurich Preferred Plus individual and group variable and market value adjusted deferred annuity contracts ("Zurich Preferred Plus"). The Separate Account is divided into a total of sixty-four subaccounts with various subaccount options available to contract owners depending upon their respective Contracts.

The Kemper Advantage III contracts have thirty-four subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Funds, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the J.P. Morgan Series Trust II, the Pilgrim Emerging Markets Fund, Inc., the Pilgrim Natural Resources Trust, the Scudder Variable Series I, and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Scudder Passport contracts have thirteen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Scudder Variable Series II, an open-end diversified management investment company.

The Scudder Destinations contracts have forty-two subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the Credit Suisse Funds, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the INVESCO Variable Investment Funds, Inc., the Janus Aspen Series, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Farmers Variable Annuity I contracts have twelve subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Franklin Templeton Variable Insurance Products Trust, the Janus Aspen Series, the PIMCO Variable Insurance Trust, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Zurich Preferred contracts have twenty-seven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Funds, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the J.P. Morgan Series Trust II, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Zurich Preferred Plus contracts have twenty-seven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Funds, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the J.P. Morgan Series Trust II, the

Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Scudder Horizon 5, Scudder Horizon 10+ and the Scudder Horizon 20+ funds were closed by the investment manager of the Scudder Variable Series II effective May 1, 2001. All monies not reallocated by contract owners by this date were transferred to Scudder Total Return subaccount.

Security valuation

The investments are stated at current market value, which is based on the closing net asset value at December 31, 2001.

Security transactions and investment income

Security transactions are generally accounted for on the trade date (date the order to buy or sell is executed). Dividend income, which includes capital gain distributions is recorded as income on the ex-dividend date. Realized gains and losses from sales of investment shares are generally reported on a first in, first out (FIFO) cost basis.

Traditionally, the Statement of Operations should consist only of transactions that directly impact the unit value calculation: in other words, transactions that impact contractholders equally. The unit value, which is the value of a share of the division, is generally only impacted by investment income and mortality and expense risk.

Accumulation unit valuation

On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

Federal income taxes

The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account increase liabilities under the contract and are, therefore, not taxed. Thus the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.

Net transfers (to) from affiliate or subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners interest to or from another eligible subaccount or to the general account of KILICO.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. Actual results could differ from these estimates.

(2)  Financial Highlights

The following table represents certain highlights as follows:

                                                                 At December 31, 2001
                                                       ---------------------------------------------------

                                                                                          Net
                                                       Units      Unit Fair Value       Assets  Investment
                                                                  ---------------
                                                                                                  Income
                                                       (000s)    Lowest      Highest    (000s)   Ratio (a)
                                                       ------    ------      -------    ------   ---------
The Alger American Fund:

Alger American Balanced Subaccount                     8,205     $10.240     $10.240     $84,021    1.99%
Alger American Growth Subaccount                         423      40.912      52.093      21,732   14.04%
Alger American Leveraged AllCap Subaccount             9,057       8.103       8.103      73,387    3.24%
Alger American MidCap Growth Subaccount                  173      28.092      28.342       4,678   33.96%
Alger American Small Capitalization Subaccount           119      16.250      31.513       3,635    0.05%

American Century Variable Portfolios, Inc.:

American Century VP Income & Growth Subaccount           853       6.323       6.395       5,410    0.83%
American Century VP Value Subaccount                   3,071       7.350       7.723      23,380    0.53%

Credit Suisse Trust:

Credit Suisse Trust Emerging Markets Subaccount        1,937       8.326       8.611      16,663      N/A
Credit Suisse Trust Global Post-Venture Capital
Subaccount                                             1,586       8.818       8.818      13,982      N/A

The Dreyfus Socially Responsible Growth Fund, Inc.:

Dreyfus Socially Responsible Growth Fund Subaccount    1,620       7.563      27.119      15,699    0.07%

Dreyfus Investment Portfolios:

Dreyfus I.P. Mid Cap Stock Subaccount                  7,541      11.199      11.199      84,453    0.27%

Fidelity Variable Insurance Products Fund:

Fidelity VIP Equity Income Subaccount                  1,659      22.475      31.143      50,216    5.91%
Fidelity VIP Growth Subaccount                         1,643      33.204      51.078      81,527    6.97%

Fidelity Variable Insurance Products Fund II:

Fidelity VIP II Asset Manager Subaccount                 323      22.326      22.736       7,226    5.70%
Fidelity VIP II Contrafund Subaccount                  2,475      19.897      25.714      62,588    3.63%
Fidelity VIP II Index 500 Subaccount                   1,087     127.922      137.84     146,877    1.10%

Franklin Templeton Variable Insurance Products Trust:

Templeton Developing Markets Securities Subaccount         3       8.860       8.860          30      N/A

INVESCO Variable Investment Funds, Inc.:

INVESCO VIF Utilities Subaccount                       1,004       6.796       6.796       6,825    0.92%

Janus Aspen Series:

Janus Aspen Aggressive Growth Subaccount               3,396      21.725      24.518      81,659      N/A
Janus Aspen Balanced Subaccount                        5,930      22.896      27.744     161,184    2.59%
Janus Aspen Capital Appreciation Subaccount              242       8.459       8.459       2,043    1.17%
Janus Aspen Growth Subaccount                         12,249      10.607      23.504     189,564    0.25%
Janus Aspen Growth and Income Subaccount               4,984      14.953      14.953      74,529    1.32%
Janus Aspen Worldwide Growth Subaccount                6,855      28.344      31.533     212,598    0.45%

                                                          For the year ended December 31, 2001
                                                        ----------------------------------------

                                                        Expense Ratio (b)      Total Return (c)
                                                        -----------------      ----------------

                                                        Lowest     Highest     Lowest     Highest
                                                        ------     -------     ------     -------
The Alger American Fund:

Alger American Balanced Subaccount                        1.40%      1.40%      -3.29%      -3.29%
Alger American Growth Subaccount                          1.00%      3.00%     -12.95%      13.13%
Alger American Leveraged AllCap Subaccount                1.40%      1.40%     -17.09%     -17.09%
Alger American MidCap Growth Subaccount                   1.00%      3.00%      -8.01%      -4.13%
Alger American Small Capitalization Subaccount            1.00%      3.00%     -30.78%     -13.54%

American Century Variable Portfolios, Inc.:

American Century VP Income & Growth Subaccount            1.00%      3.00%      -9.82%      -8.37%
American Century VP Value Subaccount                      1.00%      3.00%       7.38%      11.70%

Credit Suisse Trust:

Credit Suisse Trust Emerging Markets Subaccount           1.00%      3.00%     -11.37%     -10.51%
Credit Suisse Trust Global Post-Venture Capital
Subaccount                                                1.40%      1.40%     -29.62%     -29.62%

The Dreyfus Socially Responsible Growth Fund, Inc.:

Dreyfus Socially Responsible Growth Fund Subaccount       1.00%      3.00%     -23.91%     -16.84%

Dreyfus Investment Portfolios:

Dreyfus I.P. Mid Cap Stock Subaccount                     1.40%      1.40%      -4.60%      -4.60%

Fidelity Variable Insurance Products Fund:

Fidelity VIP Equity Income Subaccount                     1.00%      3.00%      -6.46%      -5.90%
Fidelity VIP Growth Subaccount                            1.00%      3.00%     -19.03%     -13.14%

Fidelity Variable Insurance Products Fund II:

Fidelity VIP II Asset Manager Subaccount                  1.00%      2.80%      -5.40%      -5.05%
Fidelity VIP II Contrafund Subaccount                     1.00%      3.00%     -13.68%      -5.32%
Fidelity VIP II Index 500 Subaccount                      1.00%      3.00%     -13.75%      -9.67%

Franklin Templeton Variable Insurance Products Trust:

Templeton Developing Markets Securities Subaccount        1.40%      1.40%     -12.68%     -12.68%

INVESCO Variable Investment Funds, Inc.:

INVESCO VIF Utilities Subaccount                          1.40%      1.40%     -32.30%     -32.30% (d)

Janus Aspen Series:

Janus Aspen Aggressive Growth Subaccount                  1.00%      3.00%     -40.63%     -23.00%
Janus Aspen Balanced Subaccount                           1.00%      3.00%      -6.17%      -4.07%
Janus Aspen Capital Appreciation Subaccount               1.40%      1.40%     -23.67%     -23.67%
Janus Aspen Growth Subaccount                             1.00%      3.00%     -26.05%     -21.32%
Janus Aspen Growth and Income Subaccount                  1.40%      1.40%     -14.57%     -14.57%
Janus Aspen Worldwide Growth Subaccount                   1.00%      3.00%     -23.77%     -16.33%

                                                    At December 31, 2001              For the year ended December 31, 2001
                                              --------------------------------  -----------------------------------------------
                                                                         Net
                                              Units   Unit Fair Value   Assets  Investment  Expense Ratio (b)  Total Return (c)
                                                      ---------------                       -----------------  ----------------
                                                                                  Income
                                              (000s)  Lowest  Highest   (000s)   Ratio (a)   Lowest   Highest   Lowest  Highest
                                              ------  ------  -------   ------   ---------   ------   -------   ------  -------
J.P. Morgan Series Trust II:
J.P. Morgan Small Company Subaccount             803  12.972   13.584   10,764     0.03%      1.00%    3.00%    -9.54%   -3.47%

Pilgrim Emerging Markets Fund, Inc.:
Pilgrim Emerging Markets Fund Subaccount         713   7.247    7.384    5,432    21.69%      1.00%    2.80%   -11.67%  -11.31%

Pilgrim Natural Resources Trust:
Pilgrim Natural Resources Trust Subaccount       257  12.958   13.232    3,252       N/A      1.00%    2.80%   -17.13%  -16.77%

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount                     35  11.099   11.099      389     4.37%      1.40%    1.40%     6.77%    6.77%
PIMCO Low Duration Bond Subaccount                24  11.366   11.366      278     6.16%      1.40%    1.40%     6.73%    6.73%

Scudder Variable Series I:
Scudder 21st Century Growth Subaccount         4,197   6.211    6.211   26,068       N/A      1.40%    1.40%   -24.15%  -24.15%
Scudder Bond Subaccount                        1,834   7.034   11.100   13,450     3.25%      1.00%    3.00%     2.42%    5.47%
Scudder Capital Growth Subaccount              4,352  10.201   20.611   45,339     9.97%      1.00%    3.00%   -20.72%  -14.48%
Scudder Global Discovery Subaccount            6,536  11.412   11.412   74,591     1.60%      1.40%    1.40%   -25.64%  -25.64%
Scudder Growth and Income Subaccount           5,114   8.527    8.693   43,629     2.74%      1.40%    1.40%   -13.30%  -12.52%
Scudder Health Sciences Subaccount             4,222  10.551   10.551   44,542       N/A      1.40%    1.40%     5.51%    5.51% (d)
Scudder International Subaccount              10,083   7.892   10.723   82,158    16.43%      1.00%    3.00%   -32.11%  -23.44%
Scudder Money Market Subaccount                    6  10.773   10.773       65     4.26%      1.40%    1.40%     2.41%    2.41%

Scudder Variable Series II:
Scudder Aggressive Growth Subaccount           3,999  10.022   10.022   40,084     0.85%      1.40%    1.40%   -22.84%  -22.84%
Scudder Blue Chip Subaccount                  16,826   1.164    9.680   97,162     0.36%      1.25%    1.40%   -16.97%  -16.86%
Scudder Contrarian Value Subaccount           39,433   1.799   10.913  128,715     1.50%      1.00%    2.80%     0.46%    0.85%
Scudder Global Blue Chip Subaccount            2,280  10.029   10.029   22,866     2.07%      1.40%    1.40%     1.40%    1.40%
Scudder Government Securities Subaccount      41,648   1.218   11.896  160,645     3.48%      1.00%    3.00%     3.52%    6.64%
Scudder Growth Subaccount                     65,583   1.951    8.272  302,393     8.78%      1.00%    3.00%   -23.67%  -14.32%
Scudder High Yield Subaccount                 45,274   0.805    9.271  189,316    11.65%      1.00%    3.00%    -2.72%    1.61%
Scudder International Research Subaccount     39,653   1.547    7.918   72,774    16.11%      1.00%    2.80%   -25.53%  -25.18%
Scudder Investment Grade Bond Subaccount      15,452   1.135   11.369   64,981     3.41%      1.00%    3.00%     2.24%    4.66%
Scudder Money Market Subaccount              128,799   1.008   11.894  407,432     3.31%      1.00%    3.00%     0.94%    3.85%
Scudder New Europe Subaccount                  2,391   6.576    6.576   15,722     1.33%      1.40%    1.40%   -30.83%  -30.83%
Scudder Small Cap Growth Subaccount           49,609   1.267    9.348  152,170    12.86%      1.00%    3.00%   -32.12%  -16.19%
Scudder Small Cap Value Subaccount            33,983   1.285   10.177  113,833       N/A      1.00%    2.80%    16.04%   16.49%
Scudder Strategic Income Subaccount            1,574   1.095   10.483   11,501     0.61%      1.25%    1.40%     3.78%    3.92%
Scudder Technology Growth Subaccount          25,462   0.920    9.079  217,576     0.18%      1.00%    3.00%   -33.63%   -7.58%
Scudder Total Return Subaccount               99,886   1.939   10.615  566,841     6.75%      1.00%    3.00%    -7.39%   -5.62%
SVS Dreman Financial Services Subaccount       4,691  11.006   11.006   51,630     0.97%      1.40%    1.40%    -6.17%   -6.17%
SVS Dreman High Return Equity Subaccount      23,638  11.674   11.865  280,450     0.60%      1.40%    1.40%    -0.34%    0.29%
SVS Dynamic Growth Subaccount                  2,256   8.718    8.718   19,666       N/A      1.40%    1.40%   -12.82%  -12.82% (d)
SVS Focus Value + Growth Subaccount           18,875   1.538    9.839   51,767     6.41%      1.00%    2.80%   -15.56%  -15.21%
SVS Focused Large Cap Growth Subaccount        4,046   9.367    9.367   37,898       N/A      1.40%    1.40%   -18.10%  -18.10%
SVS Growth and Income Subaccount              13,923   7.597    7.597  105,768     0.42%      1.40%    1.40%   -13.50%  -13.50%


                                                 At December 31, 2001              For the year ended December 31, 2001
                                           --------------------------------  -----------------------------------------------
                                                                      Net
                                           Units   Unit Fair Value   Assets  Investment  Expense Ratio (b)  Total Return (c)
                                                   ---------------                       -----------------  ----------------
                                                                               Income
                                           (000s)  Lowest  Highest   (000s)   Ratio (a)   Lowest   Highest   Lowest  Highest
                                           ------  ------  -------   ------   ---------   ------   -------   ------  -------
SVS Growth Opportunities Subaccount        15,117   6.219    6.219   94,012      N/A       1.40%    1.40%    -24.75%  -24.75%
SVS Index 500 Subaccount                   17,576   8.270    8.270  145,352    0.29%       1.40%    1.40%    -13.27%  -13.27%
SVS Mid Cap Growth Subaccount               4,649   8.748    8.748   40,665      N/A       1.40%    1.40%    -12.52%  -12.52% (d)
SVS Strategic Equity Subaccount             4,707   7.529    7.529   35,442      N/A       1.40%    1.40%    -24.71%  -24.71% (d)
SVS Venture Value Subaccount                9,293   9.412    9.412   87,458      N/A       1.40%    1.40%     -5.88%   -5.88% (d)


  (a.) This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends.

  (b.) This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges. Charges that require redemption of contract owner units are excluded.

  (c.) Total return is calculated using the beginning and ending unit value, which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated.

  (d.) Total Return is calculated for the period of May 1, 2001 to December 31, 2001.

 (3)  Summary of Investments

Investments, at cost, at December 31, 2001, are as follows (in thousands, differences are due to rounding):

                                                                                       Shares
                                                                                        Owned        Cost
                                                                                     -----------------------
The Alger American Fund:
Alger American Balanced Fund .....................................................     6,424    $   85,681
Alger American Growth Fund .......................................................       591        24,527
Alger American Leveraged AllCap Fund .............................................     2,326        90,210
Alger American MidCap Growth Fund ................................................       265         4,567
Alger American Small Capitalization Fund .........................................       220         3,701

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Fund .........................................       838         5,757
American Century VP Value Fund ...................................................     3,142        21,874

Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Fund ........................................     1,977        19,683
Credit Suisse Trust Global Post-Venture Capital Fund .............................     1,438        19,307

The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Fund .........................................       589        19,123

Dreyfus Investment Portfolios:
Dreyfus I.P. Mid Cap Stock Fund ..................................................     6,120        82,912

                                                                     Shares
                                                                     Owned            Cost
                                                                  ---------------------------
Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity Income Fund ................................        2,207   $     50,759
Fidelity VIP Growth Fund .......................................        2,426         91,929

Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Fund .............................          498          7,486
Fidelity VIP II Contrafund Fund ................................        3,109         65,866
Fidelity VIP II Index 500 Fund .................................        1,129        151,131

Franklin Templeton Variable Insurance Products Trust:
Templeton Developing Markets Securities Fund ...................            6             38

INVESCO Variable Investment Funds, Inc.:
INVESCO VIF Utilities Fund .....................................          485          6,979

Janus Aspen Series:
Janus Aspen Aggressive Growth Fund .............................        3,715        115,814
Janus Aspen Balanced Fund ......................................        7,142        166,669
Janus Aspen Capital Appreciation Fund ..........................           99          2,992
Janus Aspen Growth Fund ........................................        9,535        256,437
Janus Aspen Growth and Income Fund .............................        5,012         94,283
Janus Aspen Worldwide Growth Fund ..............................        7,449        227,433

J.P. Morgan Series Trust II:
J.P. Morgan Small Company Fund .................................          814         10,303

Pilgrim Emerging Markets Fund, Inc.:
Pilgrim Emerging Markets Fund ..................................        1,102          6,657

Pilgrim Natural Resources Trust:
Pilgrim Natural Resources Trust Fund ...........................          262          3,376

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Fund ........................................           40            379
PIMCO Low Duration Bond Fund ...................................           28            272

Scudder Variable Series I:
Scudder 21/st/ Century Growth Fund .............................        4,184         27,542
Scudder Bond Fund ..............................................        1,949         13,421
Scudder Capital Growth Fund ....................................        2,771         56,916
Scudder Global Discovery Fund ..................................        8,574         93,459
Scudder Growth and Income Fund .................................        4,902         47,649
Scudder Health Sciences Fund ...................................        4,182         42,936
Scudder International Fund .....................................       10,206         85,034
Scudder Money Market Fund ......................................           65             65

Scudder Variable Series II:
Scudder Aggressive Growth Fund .................................        3,922         49,044
Scudder Blue Chip Fund .........................................        8,050        109,830
Scudder Contrarian Value Fund ..................................        9,606        129,213
Scudder Global Blue Chip Fund ..................................        2,369         24,981
Scudder Government Securities Fund .............................       13,029        157,410
Scudder Growth Fund ............................................       14,365        373,073

                                                                     Shares
                                                                     Owned            Cost
                                                                  ---------------------------
Scudder Variable Series II (continued):
Scudder International Research Fund ............................        7,876   $     94,008
Scudder Investment Grade Bond Fund .............................        5,655         64,404
Scudder Money Market Fund ......................................      407,432        407,432
Scudder New Europe Fund ........................................        2,382         17,047
Scudder Small Cap Growth Fund ..................................       11,870        201,818
Scudder Small Cap Value Fund ...................................        8,617        103,320
Scudder Strategic Income Fund ..................................        1,120         11,422
Scudder Technology Growth Fund .................................       23,245        310,182
Scudder Total Return Fund ......................................       25,115        605,064
SVS Dreman Financial Services Fund .............................        4,789         50,688
SVS Dreman High Return Equity Fund .............................       25,944        271,707
SVS Dynamic Growth Fund ........................................        2,235         18,538
SVS Focus Value + Growth Fund ..................................        3,958         59,520
SVS Focused Large Cap Growth Fund ..............................        4,002         40,028
SVS Growth and Income Fund .....................................       11,687        114,059
SVS Growth Opportunities Fund ..................................       11,946        117,405
SVS Index 500 Fund .............................................       17,000        152,219
SVS Mid Cap Growth Fund ........................................        4,605         39,196
SVS Strategic Equity Fund ......................................        4,663         34,841
SVS Venture Value Fund .........................................        9,206         85,062
                                                                                ------------

          Total Investments at Cost ............................                $  5,851,458
                                                                                ============

(4)  Transactions with Affiliates

KILICO assumes mortality risks associated with the annuity contracts as benefits paid to the contract owner or beneficiary may exceed contract value. KILICO also incurs all expenses involving administration and maintenance of the contracts, which may exceed charges assessed. In return, KILICO assesses that portion of each subaccount representing assets under the Kemper Advantage III flexible payment contracts with a daily charge for mortality and expense risk and administrative costs which amounts to an aggregate of one percent (1.00%) per annum. KILICO also assesses that portion of each subaccount representing assets under the Kemper Advantage III periodic payment contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and three-tenths percent (1.30%) per annum. KILICO assesses that portion of each subaccount representing assets under the Scudder Passport contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and one-quarter percent (1.25%) per annum. KILICO assesses that portion of each subaccount representing assets under the Scudder Destinations contracts with a daily asset charge for mortality and expense risk and administrative costs, which amounts to an aggregate of one and four-tenths percent (1.40%) per annum. KILICO assesses that portion of each subaccount representing assets under the Farmers Variable Annuity I contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and four-tenths percent (1.40%) per annum. KILICO assesses that portion of each subaccount representing assets under the Zurich Preferred contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and one-quarter percent (1.25%) per annum. KILICO assesses that portion of each subaccount representing assets under the Zurich Preferred Plus contracts with a daily asset charge for mortality and expense risk and administrative costs which amounts to an aggregate of one and one-half percent (1.50%) per annum. The Scudder Passport and Scudder Destinations contracts offer the dollar cost averaging (DCA) program through the Money Market Subaccount and have no daily asset charge deduction.

KILICO also assesses each Kemper Advantage III contract participating in one or more of the subaccounts at any time during the year a records maintenance charge. For contracts purchased prior to June 1, 1993, the charge is $25 and is assessed on December 31st of each calendar year. For contracts purchased June 1, 1993 and subsequent, the charge is a maximum of $30 per year and is assessed ratably every quarter of each calendar year, except in those states which have yet to approve these contract charges. The charge is assessed whether or not any purchase payments have been made during the year.

KILICO also assesses against each Scudder Passport, Scudder Destinations and Farmers Variable Annuity I contract participating in one or more of the subaccounts a records maintenance charge of $30, generally taken at the end of each contract year. KILICO assesses each Zurich Preferred and Zurich Preferred Plus contract participating in one or more of the subaccounts a records maintenance charge of $7.50 quarterly for contracts with contract value under $25,000, $3.75 quarterly for contracts with contract value between $25,000 and $50,000. The records maintenance charge for Kemper Advantage III, Scudder Passport, Scudder Destinations, Farmers Variable Annuity I, Zurich Preferred and Zurich Preferred Plus contracts are waived for all individual contracts whose investment value exceeds $50,000 on the date of assessment.

For contracts issued prior to May 1, 1994, KILICO has undertaken to reimburse each of the Kemper Advantage III contract owners participating in the Scudder Money Market, Scudder Total Return, Scudder High Yield and Scudder Growth Subaccounts, whose direct and indirect operating expenses exceed eighty hundredths of one percent (.80%) of average daily net assets. In determining reimbursement of direct and indirect operating expenses, for each subaccount, charges for mortality and expense risks and administrative expenses, and records maintenance charges are excluded and, for each subaccount, charges for taxes, extraordinary expenses, and brokerage and transaction costs are excluded. During the year ended December 31, 2001, no such payment was required.

KILICO assesses an annual charge for the Guaranteed Retirement Income Benefit ("GRIB") option, related to the Scudder Destinations and Farmers Variable Annuity I contracts. GRIB guarantees the minimum benefit value that will be applied to purchase an annuity option. The annual charge of .25% of contract value, if taken, will be deducted pro rata from each invested subaccount quarterly.

Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge due to KILICO.

Zurich Scudder Investments, Inc., an affiliated company, is the investment manager of the Scudder Variable Series I and the Scudder Variable Series II series of funds. On December 4, 2001, Deutsche Bank and ZFS announced that they have signed a definitive agreement under which Deutsche Bank will acquire 100% of ZSI, with the exception of ZSI's UK operations, Threadneedle Investments. The transaction is expected to be completed, subject to regulatory approval and satisfaction of other conditions, in the first half of 2002.

Investors Brokerage Services, Inc. and PMG Securities, Inc., wholly-owned subsidiaries of KILICO, are the principal underwriters for the Separate Account.


(5)  Contract Owners' Equity

The contract owners' equity is affected by the investment results of, and contract charges to, each subaccount. The accompanying financial statements include only contract owners' payments pertaining to the variable portions of their contracts and exclude any payments for the market value adjusted or fixed portions, the latter being included in the general account of KILICO. Contract owners may elect to annuitize the contract under one of the several annuity options, as specified in the prospectus. Included in the following table of contract owners' equity is approximately $11,670 thousand, $3,896 thousand and $1,050 thousand of annuitized contracts for the Kemper Advantage III, Kemper Passport and Scudder Destinations, respectively.

Contract owners' equity at December 31, 2001 is as follows (in thousands, except unit value; differences are due to rounding):

                                                                                                 Contract Owners'
                                                                 Number of Units    Unit Value       Equity
                                                                 ---------------    ----------   ----------------
FARMERS VARIABLE ANNUITY I CONTRACTS

Franklin Templeton Variable Insurance Products Trust:
Templeton Developing Markets Securities Subaccount                       3            $8.860         $   30

Janus Aspen Series:
Janus Aspen Capital Appreciation Subaccount                            242             8.459          2,044

                                                                                                            Contract Owners'
                                                                      Number of Units    Unit Value             Equity
                                                                      --------------- ------------------  ------------------
PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount                                                      35          $  11.099            $    388
PIMCO Low Duration Bond Subaccount                                                 24             11.366                 278

Scudder Variable Series I:
Scudder Bond Subaccount                                                            25             11.100                 276
Scudder Growth and Income Subaccount                                              132              8.693               1,149
Scudder International Subaccount                                                   18              7.917                 146
Scudder Money Market Subaccount                                                     6             10.773                  65

Scudder Variable Series II:

Scudder Government Securities Subaccount                                           58             11.508                 673
Scudder High Yield Subaccount                                                       4              9.271                  33
Scudder Small Cap Growth Subaccount                                                19              9.348                 179
SVS Dreman High Return Equity Subaccount                                           90             11.674               1,054
                                                                                                                  ----------

        Total Farmers Variable Annuity I Contract Owners' Equity                                                    $  6,316
                                                                                                                  ----------

KEMPER ADVANTAGE III CONTRACTS

The Alger American Fund:
Alger American Growth Subaccount                                                  418             51.718*             21,602
Alger American MidCap Growth Subaccount                                           150             28.262*              4,242
Alger American Small Capitalization Subaccount                                    113             31.314*              3,540

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Subaccount                                    816              6.340*              5,166
American Century VP Value Subaccount                                            2,835              7.670*             21,722

Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Subaccount                                    18              8.338*                152

The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Fund Subaccount                               171             26.966*              4,601

Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity Income Subaccount                                           1,573             30.685*             48,166
Fidelity VIP Growth Subaccount                                                  1,582             50.324*             79,474

Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Subaccount                                          323             22.419*              7,230
Fidelity VIP II Contrafund Subaccount                                           2,463             25.377*             62,286
Fidelity VIP II Index 500 Subaccount                                            1,083            135.688*            146,729

Janus Aspen Series:
Janus Aspen Aggressive Growth Subaccount                                        3,382             24.135*             81,392
Janus Aspen Balanced Subaccount                                                 5,900             27.281*            160,687
Janus Aspen Growth Subaccount                                                   4,776             23.120*            110,200
Janus Aspen Worldwide Growth Subaccount                                         6,828             31.014*            211,344

J.P. Morgan Series Trust II:
J.P. Morgan Small Company Subaccount                                              605             13.491*              8,159

Pilgrim Emerging Markets Fund, Inc.:
Pilgrim Emerging Markets Fund Subaccount                                          713              7.315*              5,167

Pilgrim Natural Resources Trust:
Pilgrim Natural Resources Trust Subaccount                                        257             13.054*              3,337

                                                                                                            Contract Owners'
                                                                      Number of Units    Unit Value             Equity
                                                                      --------------- ------------------  ------------------
Scudder Variable Series I:
Scudder Bond Subaccount                                                         1,484          $   7.342*         $   10,880
Scudder Capital Growth Subaccount                                                  90             20.493*              1,845
Scudder International Subaccount                                                  858             10.649*              9,131

Scudder Variable Series II:
Scudder Contrarian Value Subaccount                                            20,161              1.805*             36,321
Scudder Government Securities Subaccount                                       24,060              2.068*             49,519
Scudder Growth Subaccount                                                      35,987              5.909*            207,401
Scudder High Yield Subaccount                                                  16,678              5.626*             92,525
Scudder International Research Subaccount                                      26,612              1.559*             41,232
Scudder Investment Grade Bond Subaccount                                        6,516              1.294*              8,409
Scudder Money Market Subaccount                                                25,501              2.672*             67,596
Scudder Small Cap Growth Subaccount                                            36,084              2.142*             76,900
Scudder Small Cap Value Subaccount                                             18,550              1.289*             23,883
Scudder Technology Growth Subaccount                                            1,524              0.926*              1,411
Scudder Total Return Subaccount                                                55,399              7.094*            391,352
SVS Focus Value + Growth Subaccount                                             7,886              1.548*             12,145
                                                                                                                 -----------

        Total Kemper Advantage III Contract Owners' Equity                                                        $2,015,747
                                                                                                                 -----------

SCUDDER DESTINATIONS CONTRACTS

The Alger American Fund:
Alger American Balanced Subaccount                                              8,205             10.240              84,021
Alger American Leveraged AllCap Subaccount                                      9,057              8.103              73,387

Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Subaccount                                 1,918              8.602              16,502
Credit Suisse Trust Global Post-Venture Capital Subaccount                      1,586              8.818              13,982

The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Fund Subaccount                             1,444              7.563              10,920

Dreyfus Investment Portfolios
Dreyfus I.P. Mid Cap Stock Subaccount                                           7,541             11.199              84,452

INVESCO Variable Investment Funds, Inc.:
INVESCO VIF Utilities Subaccount                                                1,004              6.796               6,825

Janus Aspen Series:
Janus Aspen Growth Subaccount                                                   7,453             10.607              79,051
Janus Aspen Growth and Income Subaccount                                        4,984             14.953              74,528

Scudder Variable Series I:
Scudder 21st Century Growth Subaccount                                          4,197              6.211              26,068
Scudder Capital Growth Subaccount                                               4,261             10.201              43,467
Scudder Global Discovery Subaccount                                             6,536             11.412              74,591
Scudder Growth and Income Subaccount                                            4,982              8.527              42,480
Scudder Health Sciences Subaccount                                              4,222             10.551              44,543
Scudder International Subaccount                                                9,022              7.892              71,201

Scudder Variable Series II:
Scudder Aggressive Growth Subaccount                                            3,999             10.022              40,084
Scudder Blue Chip Subaccount                                                    9,110              9.680              88,177
Scudder Contrarian Value Subaccount                                             6,319             10.913              68,955
Scudder Global Blue Chip Subaccount                                             2,280             10.029              22,866
Scudder Government Securities Subaccount                                        7,960             11.896              94,689
Scudder Growth Subaccount                                                       5,824              8.272              48,180

                                                                                                            Contract Owners'
                                                                      Number of Units       Unit Value          Equity
                                                                      ---------------     --------------   -----------------
Scudder Variable Series II (continued):
Scudder High Yield Subaccount                                                   6,665             $8.857             $59,037
Scudder International Research Subaccount                                       1,829              7.918              14,484
Scudder Investment Grade Bond Subaccount                                        4,482             11.369              50,963
Scudder Money Market Subaccount                                                22,020             11.605             251,330
Scudder New Europe Subaccount                                                   2,391              6.576              15,722
Scudder Small Cap Growth Subaccount                                             6,740              9.082              61,213
Scudder Small Cap Value Subaccount                                              7,886             10.177              80,256
Scudder Strategic Income Subaccount                                             1,041             10.483              10,914
Scudder Technology Growth Subaccount                                           23,797              9.079             216,049
Scudder Total Return Subaccount                                                10,298             10.615             109,313
SVS Dreman Financial Services Subaccount                                        4,691             11.006              51,630
SVS Dreman High Return Equity Subaccount                                       23,548             11.865             279,395
SVS Dynamic Growth Subaccount                                                   2,256              8.718              19,666
SVS Focus Value + Growth Subaccount                                             2,736              9.839              26,920
SVS Focused Large Cap Growth Subaccount                                         4,046              9.367              37,898
SVS Growth and Income Subaccount                                               13,923              7.597             105,768
SVS Growth Opportunities Subaccount                                            15,117              6.219              94,013
SVS Index 500 Subaccount                                                       17,576              8.270             145,352
SVS Mid Cap Growth Subaccount                                                   4,649              8.748              40,665
SVS Strategic Equity Subaccount                                                 4,707              7.529              35,442
SVS Venture Value Subaccount                                                    9,293              9.412              87,458
                                                                                                                  ----------

        Total Scudder Destinations Contract Owners' Equity                                                        $2,902,459
                                                                                                                  ----------

SCUDDER PASSPORT CONTRACTS

Scudder Variable Series II:
Scudder Blue Chip Subaccount                                                    7,716              1.164               8,985
Scudder Contrarian Value Subaccount                                            12,953              1.806              23,399
Scudder Government Securities Subaccount                                        9,259              1.661              15,383
Scudder Growth Subaccount                                                      23,754              1.951              46,333
Scudder High Yield Subaccount                                                  21,690              1.740              37,740
Scudder International Research Subaccount                                      11,212              1.556              17,451
Scudder Investment Grade Bond Subaccount                                        4,061              1.293               5,249
Scudder Money Market Subaccount                                                 9,724              1.476              13,486
Scudder Small Cap Growth Subaccount                                             6,477              2.139              13,851
Scudder Small Cap Value Subaccount                                              7,547              1.291               9,742
Scudder Strategic Income Subaccount                                               533              1.095                 584
Scudder Total Return Subaccount                                                34,091              1.939              66,089
SVS Focus Value + Growth Subaccount                                             8,253              1.544              12,745
                                                                                                                    --------

        Total Scudder Passport Contract Owners' Equity                                                              $271,037
                                                                                                                    --------
ZURICH PREFERRED CONTRACTS

The Alger American Fund:
Alger American Growth Subaccount                                                    2             40.912                  75
Alger American MidCap Growth Subaccount                                             4             28.092                 103
Alger American Small Capitalization Subaccount                                      1             16.250                  15

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Subaccount                                      8              6.395                  53
American Century VP Value Subaccount                                               85              7.377*                625

Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Subaccount                                     1              8.611                   5

                                                                                                           Contract Owners'
                                                                      Number of Units      Unit Value           Equity
                                                                      ---------------    ---------------  ------------------
The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Fund Subaccount                                 1          $  26.410            $     32

Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity Income Subaccount                                              24             23.778*                564
Fidelity VIP Growth Subaccount                                                     23             35.238*                825

Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Contrafund Subaccount                                               4             20.447                  73
Fidelity VIP II Index 500 Subaccount                                                1            128.376                 120

Janus Aspen Series:
Janus Aspen Aggressive Growth Subaccount                                            7             22.258*                147
Janus Aspen Balanced Subaccount                                                    10             23.897                 245
Janus Aspen Growth Subaccount                                                       8             20.408                 155
Janus Aspen Worldwide Growth Subaccount                                            12             30.210                 363

J.P. Morgan Series Trust II:
J.P. Morgan Small Company Subaccount                                              128             12.981*              1,664

Scudder Variable Series I:
Scudder Bond Subaccount                                                           121              7.039*                856
Scudder Capital Growth Subaccount                                                   1             18.260                  21
Scudder International Subaccount                                                   74              9.666*                715

Scudder Variable Series II:
Scudder Government Securities Subaccount                                          131              1.262                 166
Scudder Growth Subaccount                                                          15              2.296                  33
Scudder High Yield Subaccount                                                      53              0.923                  49
Scudder Investment Grade Bond Subaccount                                          265              1.188                 314
Scudder Money Market Subaccount                                                70,525              1.049*             74,061
Scudder Small Cap Growth Subaccount                                               107              1.512                 162
Scudder Technology Growth Subaccount                                               78              0.920                  71
Scudder Total Return Subaccount                                                    38              2.388                  92
                                                                                                                    --------

        Total Zurich Preferred Contract Owners' Equity                                                              $ 81,600
                                                                                                                    --------

ZURICH PREFERRED PLUS CONTRACTS

The Alger American Fund:
Alger American Growth Subaccount                                                    3             41.218*                126
Alger American MidCap Growth Subaccount                                            19             28.301*                531
Alger American Small Capitalization Subaccount                                      5             16.379*                 82

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Subaccount                                     29              6.389*                184
American Century VP Value Subaccount                                              151              7.356*              1,108

Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Subaccount                                     0              8.347                   3

The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Fund Subaccount                                 4             26.394*                103

Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity Income Subaccount                                              62             22.494*              1,400
Fidelity VIP Growth Subaccount                                                     38             33.231*              1,257

Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Contrafund Subaccount                                               8             19.910*                155
Fidelity VIP II Index 500 Subaccount                                                3            128.025*                410

                                                                                                           Contract Owners'
                                                                      Number of Units     Unit Value            Equity
                                                                      ---------------   ----------------  -------------------
Janus Aspen Series:
Janus Aspen Aggressive Growth Subaccount                                            7           $21.740*           $      159
Janus Aspen Balanced Subaccount                                                    20            22.916*                  450
Janus Aspen Growth Subaccount                                                      12            19.713*                  231
Janus Aspen Worldwide Growth Subaccount                                            15            28.361*                  433

J.P. Morgan Series Trust II:
J.P. Morgan Small Company Subaccount                                               70            13.071*                  914

Scudder Variable Series I:
Scudder Bond Subaccount                                                           204             7.099*                1,446
Scudder Capital Growth Subaccount                                                   0            18.414                     0
Scudder International Subaccount                                                  111             9.749*                1,078

Scudder Variable Series II:
Scudder Government Securities Subaccount                                          180             1.219*                  219
Scudder Growth Subaccount                                                           3             2.084                     6
Scudder High Yield Subaccount                                                     184             0.806*                  148
Scudder Investment Grade Bond Subaccount                                          128             1.137*                  146
Scudder Money Market Subaccount                                                 1,029             1.009*                1,039
Scudder Small Cap Growth Subaccount                                               182             1.268*                  230
Scudder Technology Growth Subaccount                                               63             0.926*                   58
Scudder Total Return Subaccount                                                    60             2.232*                  134
                                                                                                                   ----------

        Total Zurich Preferred Plus Contract Owners' Equity                                                        $   12,051
                                                                                                                   ----------

        Total KILICO Variable Annuity Separate Account                                                             $5,289,210
                                                                                                                   ==========

*       Average unit value

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company:

   In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and its subsidiaries (the "Company") at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the financial statement schedules listed in the accompanying index present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
March 22, 2002

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

                       (in thousands, except share data)

                                                                                 December 31, December 31,
                                                                                     2001         2000
                                                                                 ------------ ------------
Assets
   Fixed maturity securities available for sale, at fair value (amortized cost:
     December 31, 2001, $3,057,139; December 31, 2000, $3,189,719).............. $ 3,094,560  $ 3,157,169
   Equity securities, at fair value (cost: December 31, 2001 and
     December 31, 2000, $65,473)................................................      67,731       63,879
   Short-term investments.......................................................     159,105       15,900
   Joint venture mortgage loans.................................................     104,303       67,473
   Third-party mortgage loans...................................................      63,897       63,476
   Other real estate-related investments........................................       8,240        9,468
   Policy loans.................................................................     239,787      256,226
   Other invested assets........................................................      20,799       21,792
                                                                                 -----------  -----------
       Total investments........................................................   3,758,422    3,655,383
   Cash.........................................................................      57,374       34,101
   Accrued investment income....................................................     140,762      134,585
   Reinsurance recoverable......................................................     240,536      310,183
   Deferred insurance acquisition costs.........................................     381,506      240,801
   Value of business acquired...................................................      75,806       95,621
   Goodwill.....................................................................     178,418      191,163
   Other intangible assets......................................................       6,261        4,531
   Deferred income taxes........................................................      95,688      120,781
   Federal income tax receivable................................................      13,866        8,803
   Receivable on sales of securities............................................       2,100        8,286
   Other assets and receivables.................................................      30,336       22,766
   Assets held in separate accounts.............................................  13,108,753   11,179,639
                                                                                 -----------  -----------
       Total assets............................................................. $18,089,828  $16,006,643
                                                                                 ===========  ===========
Liabilities
   Future policy benefits....................................................... $ 3,634,161  $ 3,588,140
   Other policyholder benefits and funds payable................................     436,449      399,585
   Other accounts payable and liabilities.......................................      92,472      109,152
   Liabilities related to separate accounts.....................................  13,108,753   11,179,639
                                                                                 -----------  -----------
       Total liabilities........................................................  17,271,835   15,276,516
                                                                                 -----------  -----------

Commitments and contingent liabilities

Stockholder's equity
   Capital stock--$10 par value, authorized 300,000 shares; outstanding 250,000
     shares.....................................................................       2,500        2,500
   Additional paid-in capital...................................................     804,347      804,347
   Accumulated other comprehensive income (loss)................................      16,551      (32,718)
   Retained deficit.............................................................      (5,405)     (44,002)
                                                                                 -----------  -----------
       Total stockholder's equity...............................................     817,993      730,127
                                                                                 -----------  -----------
       Total liabilities and stockholder's equity............................... $18,089,828  $16,006,643
                                                                                 ===========  ===========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                (in thousands)

                                                        Year Ended December 31,
                                                    ------------------------------
                                                      2001       2000       1999
                                                    ---------  ---------  --------
Revenue
   Net investment income........................... $ 269,419  $ 257,470  $264,640
   Realized investment gains (losses)..............    20,660     (8,277)   (9,549)
   Premium income..................................       486      8,394    21,990
   Separate account fees and charges...............    70,993     68,293    74,715
   Other income....................................    36,739     35,030    11,623
                                                    ---------  ---------  --------
       Total revenue...............................   398,297    360,910   363,419
                                                    ---------  ---------  --------
Benefits and Expenses
   Interest credited to policyholders..............   159,127    152,289   162,243
   Claims incurred and other policyholder benefits.    21,933     13,718    18,185
   Taxes, licenses and fees........................    10,714     17,861    30,234
   Commissions.....................................   179,585    114,162    67,555
   Operating expenses..............................    66,026     61,671    45,989
   Deferral of insurance acquisition costs.........  (166,202)  (104,608)  (69,814)
   Amortization of insurance acquisition costs.....    18,052     23,231     5,524
   Amortization of value of business acquired......    15,606     19,926    12,955
   Amortization of goodwill........................    12,744     12,744    12,744
   Amortization of other intangible assets.........       961        368        --
                                                    ---------  ---------  --------
       Total benefits and expenses.................   318,546    311,362   285,615
                                                    ---------  ---------  --------
   Income before income tax expense................    79,751     49,548    77,804
   Income tax expense..............................    28,154      1,247    32,864
                                                    ---------  ---------  --------
       Net income.................................. $  51,597  $  48,301  $ 44,940
                                                    =========  =========  ========


         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                (in thousands)

                                                                                  Year Ended December 31,
                                                                               -----------------------------
                                                                                 2001      2000      1999
                                                                               --------  --------  ---------
Net income.................................................................... $ 51,597  $ 48,301  $  44,940
                                                                               --------  --------  ---------
Other comprehensive income (loss), before tax:
   Unrealized holding gains (losses) on investments arising during period:....
   Unrealized holding gains (losses) on investments...........................   54,155    61,487   (180,267)
   Adjustment to value of business acquired...................................   (5,914)   (3,400)    12,811
   Adjustment to deferred insurance acquisition costs.........................   (1,050)     (230)     5,726
                                                                               --------  --------  ---------
       Total unrealized holding gains (losses) on investments arising
         during period........................................................   47,191    57,857   (161,730)
                                                                               --------  --------  ---------
Less reclassification adjustments for items included in net income:
   Adjustment for (gains) losses included in realized investment gains
     (losses).................................................................   (9,203)  (24,583)    16,651
   Adjustment for amortization of premium on fixed maturity securities
     included in net investment income........................................   (5,732)   (4,538)   (10,533)
   Adjustment for (gains) losses included in amortization of value of
     business acquired........................................................   (1,705)      214       (454)
   Adjustment for losses included in amortization of insurance acquisition
     costs....................................................................    6,395        13      1,892
                                                                               --------  --------  ---------
          Total reclassification adjustments for items included in net
            income............................................................  (10,245)  (28,894)     7,556
                                                                               --------  --------  ---------
Other comprehensive income (loss), before related income tax expense
  (benefit)...................................................................   57,436    86,751   (169,286)
Related income tax expense (benefit)..........................................    8,167    (1,350)   (15,492)
                                                                               --------  --------  ---------
          Other comprehensive income (loss), net of tax.......................   49,269    88,101   (153,794)
                                                                               --------  --------  ---------
          Comprehensive income (loss)......................................... $100,866  $136,402  $(108,854)
                                                                               ========  ========  =========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                (in thousands)

                                                                       Year Ended December 31,
                                                                   ------------------------------
                                                                     2001      2000       1999
                                                                   --------  ---------  ---------
Capital stock, beginning and end of period........................ $  2,500  $   2,500  $   2,500
                                                                   --------  ---------  ---------
Additional paid-in capital, beginning and end of period...........  804,347    804,347    804,347
                                                                   --------  ---------  ---------
Accumulated other comprehensive income (loss), beginning of period  (32,718)  (120,819)    32,975
Other comprehensive income (loss), net of tax.....................   49,269     88,101   (153,794)
                                                                   --------  ---------  ---------
   End of period..................................................   16,551    (32,718)  (120,819)
                                                                   --------  ---------  ---------
Retained earnings (deficit), beginning of period..................  (44,002)   (56,023)    14,037
Net income........................................................   51,597     48,301     44,940
Dividends to parent...............................................  (13,000)   (36,280)  (115,000)
                                                                   --------  ---------  ---------
   End of period..................................................   (5,405)   (44,002)   (56,023)
                                                                   --------  ---------  ---------
       Total stockholder's equity................................. $817,993  $ 730,127  $ 630,005
                                                                   ========  =========  =========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                (in thousands)

                                                                              Year Ended December 31,
                                                                        -----------------------------------
                                                                           2001        2000        1999
                                                                        -----------  ---------  -----------
Cash flows from operating activities
   Net income.......................................................... $    51,597  $  48,301  $    44,940
   Reconciliation of net income to net cash from operating activities:
       Realized investment (gains) losses..............................     (20,660)     8,277        9,549
       Net change in trading account securities........................          --         --      (51,239)
       Interest credited and other charges.............................     169,084    142,344      158,557
       Deferred insurance acquisition costs, net.......................    (148,150)   (81,377)     (64,290)
       Amortization of value of business acquired......................      15,606     19,926       12,955
       Amortization of goodwill........................................      12,744     12,744       12,744
       Amortization of discount and premium on investments.............       5,731      4,538       11,157
       Amortization of other intangible assets.........................         961        368           --
       Deferred income taxes...........................................      16,927    (25,930)     (42,952)
       Net change in current federal income taxes......................      (5,063)   (18,593)     (10,594)
       Benefits and premium taxes due related to separate account
         business-owned life insurance.................................      (6,392)   (61,476)     149,477
       Other, net......................................................       5,120     42,377      (11,901)
                                                                        -----------  ---------  -----------
          Net cash flow from operating activities......................      97,505     91,499      218,403
                                                                        -----------  ---------  -----------
Cash flows from investing activities
   Cash from investments sold or matured:
       Fixed maturity securities held to maturity......................     281,664    170,465      335,735
       Fixed maturity securities sold prior to maturity................   1,331,168    589,933    1,269,290
       Equity securities...............................................          --      1,271       11,379
       Mortgage loans, policy loans and other invested assets..........      60,495     73,177       75,389
   Cost of investments purchased or loans originated:
       Fixed maturity securities.......................................  (1,481,699)  (569,652)  (1,455,496)
       Equity securities...............................................          --     (1,264)      (8,703)
       Mortgage loans, policy loans and other invested assets..........     (41,395)   (47,109)     (43,665)
       Investment in subsidiaries......................................      (2,690)    (4,899)          --
   Short-term investments, net.........................................    (143,205)    26,491       15,943
   Net change in receivable and payable for securities transactions....       6,186     (4,786)          --
   Net change in other assets..........................................       2,248     (5,141)      (2,725)
                                                                        -----------  ---------  -----------
          Net cash from investing activities...........................      12,772    228,486      197,147
                                                                        -----------  ---------  -----------
Cash flows from financing activities
   Policyholder account balances:
       Deposits........................................................     680,106    608,363      383,874
       Withdrawals.....................................................    (733,521)  (881,888)    (694,848)
   Dividends to parent.................................................     (13,000)   (36,280)    (115,000)
   Cash overdrafts.....................................................     (20,589)    11,906        8,953
                                                                        -----------  ---------  -----------
          Net cash from financing activities...........................     (87,004)  (297,899)    (417,021)
                                                                        -----------  ---------  -----------
          Net increase (decrease) in cash..............................      23,273     22,086       (1,471)
Cash, beginning of period..............................................      34,101     12,015       13,486
                                                                        -----------  ---------  -----------
Cash, end of period.................................................... $    57,374  $  34,101  $    12,015
                                                                        ===========  =========  ===========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


(1) Summary of Significant Accounting Policies

  Basis of presentation

   Kemper Investors Life Insurance Company and its subsidiaries ("the
Company") issue fixed and variable annuity products, variable life, term life and interest-sensitive life insurance products marketed primarily through a network of financial institutions, securities brokerage firms, insurance agents and financial planners. The Company is licensed in the District of Columbia and all states except New York. Zurich Kemper Life Insurance Company of New York ("ZKLICONY"), a newly formed, wholly-owned subsidiary, received its license from the state of New York early in 2001 and began writing business in May of 2001. The Company is a wholly-owned subsidiary of Kemper Corporation ("Kemper"), a non-operating holding company. Kemper is a wholly-owned subsidiary of Zurich Group Holding ("ZGH" or "Zurich"), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services ("ZFS"), a Swiss holding company.

   The financial statements include the accounts of the Company on a consolidated basis. All significant intercompany balances and transactions have been eliminated. Certain reclassifications have been made to the 2000 and 1999 consolidated financial statements in order for them to conform to the 2001 presentation. The accompanying consolidated financial statements of the Company as of and for the years ended December 31, 2001, 2000 and 1999, have been prepared in conformity with accounting principles generally accepted in the United States of America.

  Estimates

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect goodwill, deferred insurance acquisition costs, the value of business acquired, provisions for real estate-related losses and reserves, other-than-temporary declines in values for fixed maturity securities, the valuation allowance for deferred income taxes and the calculation of fair value disclosures for certain financial instruments.

  Goodwill and other intangibles

   The Company reviews goodwill and other intangibles ("intangible assets") to determine if events or changes in circumstances may have affected the recoverability of the outstanding intangible assets as of each reporting period. In the event that the Company determines that the intangible assets are not recoverable, it would amortize such amounts as additional amortization expense in the accompanying financial statements. As of December 31, 2001, the Company believes that no such adjustment is necessary.

   During 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard 141 ("SFAS 141"), Business Combinations and Statement of Financial Accounting Standard 142 ("SFAS 142"), Goodwill and Other Intangible Assets in July 2001. SFAS 141 requires that the purchase method of accounting must be used for all business combinations initiated after June 30, 2001. SFAS 142 primarily addresses the accounting that must be applied to goodwill and other intangible assets subsequent to their acquisition. The Company intends to adopt SFAS 141 and SFAS 142 in the first quarter of 2002, however they are not expected to have a material impact on the Company's 2002 financial results.

   The difference between ZFS's cost of acquiring the Company and the net fair value of the assets and liabilities as of January 4, 1996 was recorded as goodwill. Goodwill is amortized on a straight-line basis over a

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES twenty-year period. Other intangible assets of $7.6 million, recorded in 2001 and 2000 in connection with the purchase of PMG, are being amortized on a straight-line basis over a ten-year period.

  Value of business acquired

   The value of business acquired reflects the estimated fair value of the Company's life insurance business in force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition, January 4, 1996. Such value is the present value of the actuarially determined projected cash flows for the acquired policies.

   The value of the business acquired is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal to the liability or contract rate on the value of business acquired. The estimated amortization and accretion of interest for the value of business acquired for each of the years through December 31, 2006 are as follows:

                                                      Projected
                                                      Accretion
                               Beginning                 Of     Ending
       Year Ended December 31,  Balance  Amortization Interest  Balance
       ----------------------- --------- ------------ --------- --------
       (in thousands)
            1999 (actual)..... $126,066    $(20,891)   $7,936   $113,111
            2000 (actual).....  113,111     (26,805)    6,879     93,185
            2001 (actual).....   93,185     (21,394)    5,788     77,579
            2002..............   77,579     (17,308)    4,548     64,819
            2003..............   64,819     (15,003)    3,812     53,628
            2004..............   53,628     (13,464)    3,142     43,306
            2005..............   43,306     (11,686)    2,527     34,147
            2006..............   34,147     (10,191)    1,971     25,927

   The projected ending balance of the value of business acquired will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturity securities held as available for sale in the investment portfolio. Such adjustments are not recorded in the Company's net income but rather are recorded as a credit or charge to accumulated other comprehensive income, net of income tax. This adjustment decreased the value of business acquired by $1.8 million as of December 31, 2001 and increased the value of business acquired by $2.4 million and $6.0 million as of December 31, 2000 and 1999, respectively. Accumulated other comprehensive income decreased by approximately $1.2 million as of December 31, 2001 due to this adjustment and increased accumulated other comprehensive income by approximately $1.6 million and $3.9 million as of December 31, 2000 and 1999, respectively.

  Life insurance revenue and expenses

   Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income, and policy charges such as mortality, expense and surrender charges and expense loads for premium taxes on certain contracts. Expenses consist of benefits and interest credited to contracts, policy maintenance costs and amortization of deferred insurance acquisition costs.

   Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.

  Reinsurance

   In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims. Although these

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid or deemed to have been paid are recorded on the Company's consolidated balance sheet as reinsurance recoverables and ceded future policy benefits.

  Deferred insurance acquisition costs

   The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits on the related contracts and policies. The deferred insurance acquisition costs for annuities, separate account business and interest-sensitive life insurance products are being amortized over the estimated contract life in relation to the present value of estimated gross profits. Deferred insurance acquisition costs related to such interest-sensitive products also reflect the estimated impact of unrealized gains or losses on fixed maturity securities held as available for sale in the investment portfolio, through a charge or credit to accumulated other comprehensive income, net of income tax. The deferred insurance acquisition costs for term-life insurance products are being amortized over the premium paying period of the policies.

  Future policy benefits

   Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. A liability has been established for guaranteed death benefits in excess of account values. The guaranteed retirement income benefit ("GRIB") is an optional benefit to the DESTINATIONS/SM/ variable annuity, for an additional asset-based fee. It allows for a proxy account value, called the GRIB Base, to be applied to the guaranteed annuity factors (settlement option purchase rates) in the contract. The GRIB Base prior to attained age 80 is the greatest of:

  .  the contract value (account value)
  . the greatest anniversary value before the exercise (annuitization) date, or . purchase payments minus previous withdrawals, accumulated at 5 percent interest per year to the annuitization date.

   GRIB reserves have been established for policies that have withdrawn a substantial portion of their contract values, exposing a proportionately large GRIB benefit in relation to the account value. These policies were deemed to have elected annuitization and a reserve has been established to cover the present value of future benefits. No additional liabilities for future policy benefits related to guaranteed living benefits have been established. Had such a benefit been established, total liabilities would have been increased by $7.8 million.

   Current interest rates credited during the contract accumulation period range from 3.0 percent to 10.0 percent. Future minimum guaranteed interest rates vary from 3.0 percent to 4.0 percent. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 2.5 percent to 12.0 percent.

   Liabilities for future term life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Assumed investment yields are by policy duration and range from 7.3 percent to 6.0 percent over 20 years.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

  Guaranty fund assessments

   The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 2001 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders.

  Invested assets and related income

   Investments in fixed maturity securities and equity securities are carried at fair value. Short-term investments are carried at cost, which approximates fair value.

   The amortized cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturity securites deemed to be impaired on an other-than-temporary basis, or on mortgage loans and other real estate loans where the likelihood of collection of interest is doubtful.

   Mortgage loans are carried at their unpaid balance, net of unamortized discount and any applicable reserves or write-downs. Other real estate-related investments, net of any applicable reserves and write-downs, include notes receivable from real estate ventures and investments in real estate ventures, adjusted for the equity in the operating income or loss of such ventures. Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions, indicate a likelihood of loss.

   Investments in policy loans and other invested assets, consisting primarily of venture capital investments and a leveraged lease, are carried primarily at cost.

   Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, recognition of other-than-temporary declines in value and changes in real estate-related reserves and write-downs are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to accumulated other comprehensive income (loss). Such unrealized gains are recorded net of deferred income tax expense, while unrealized losses are not tax benefited.

  Derivative instruments

   The Company is party to an interest rate swap agreement with Zurich Capital Markets, Inc. ("ZCM"), an affiliated counterparty. The Company uses interest rate swaps to hedge against interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is made by one counterparty at each due date. In 2001, the Company paid $0.9 million as settlement for the difference between the fixed-rate and floating-rate interest.

   The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect its counterparty to fail to meet its obligations given its high credit ratings. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts. At

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

December 31, 2001, an open swap agreement with a notional value of $100.0 million and an expiration date of November 2004, had a negative market value of $5.0 million. The negative market value was included as a component of other accounts payable and liabilities in the accompanying consolidated balance sheets.

  Separate account business

   The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contractholders. The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contractholders. The assets and liabilities of the separate accounts are carried at fair value.

  Income tax

   The Company files a separate Federal income tax return. Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.

(2) Cash Flow Information

   The Company defines cash as cash in banks and money market accounts. The Company paid federal income taxes of $19.8 million, $43.9 million and $83.8 million directly to the United States Treasury Department during 2001, 2000 and 1999, respectively.

(3) Invested Assets and Related Income

   The Company is carrying its fixed maturity investment portfolio at estimated fair value as fixed maturity securities are considered available for sale. The carrying value of fixed maturity securities compared with amortized cost, adjusted for other-than-temporary declines in value and estimated unrealized gains and losses, were as follows:

                                                                            Estimated Unrealized
                                                       Carrying  Amortized  -------------------
                                                        Value      Cost       Gains     Losses
                                                      ---------- ----------  -------   --------
(in thousands)
December 31, 2001
   U.S. treasury securities and obligations of U.S.
     government agencies and authorities............. $   21,354 $   21,286 $   254    $   (186)
   Obligations of states and political subdivisions,
     special revenue and nonguaranteed...............     13,488     13,292     196          --
   Debt securities issued by foreign governments.....      4,537      4,508      29          --
   Corporate securities..............................  1,945,006  1,926,160  45,602     (26,756)
   Mortgage and asset-backed securities..............  1,110,175  1,091,893  24,795      (6,513)
                                                      ---------- ----------  -------   --------
       Total fixed maturity securities............... $3,094,560 $3,057,139 $70,876    $(33,455)
                                                      ========== ==========  =======   ========

December 31, 2000
   U.S. treasury securities and obligations of U.S.
     government agencies and authorities............. $   11,822 $   11,777 $    69    $    (24)
   Obligations of states and political subdivisions,
     special revenue and nonguaranteed...............     24,021     24,207      --        (186)
   Debt securities issued by foreign governments.....     21,812     21,893      90        (171)
   Corporate securities..............................  2,060,679  2,093,916  12,634     (45,871)
   Mortgage and asset-backed securities..............  1,038,835  1,037,926   7,495      (6,586)
                                                      ---------- ----------  -------   --------
       Total fixed maturity securities............... $3,157,169 $3,189,719 $20,288    $(52,838)
                                                      ========== ==========  =======   ========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The carrying value and amortized cost of fixed maturity investments, by contractual maturity at December 31, 2001, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

                                                                                   Carrying  Amortized
                                                                                    Value      Cost
                                                                                  ---------- ----------
(in thousands)
One year or less................................................................. $   38,884 $   38,175
Over one year through five years.................................................    836,094    814,386
Over five years through ten years................................................    880,118    874,543
Over ten years...................................................................    229,289    238,142
Securities not due at a single maturity date, primarily mortgage and asset-backed securities(1)..................................................................  1,110,175  1,091,893
                                                                                  ---------- ----------
       Total fixed maturity securities........................................... $3,094,560 $3,057,139
                                                                                  ========== ==========

--------
(1) Weighted average maturity of 4.5 years.

   Proceeds from sales of investments in fixed maturity securities prior to maturity were $1,331.2 million, $589.9 million and $1,269.3 million during 2001, 2000 and 1999, respectively. Gross gains of $32.9 million, $8.6 million and $7.9 million and gross losses, including write-downs of fixed maturity securities for other-than-temporary declines in value, of $28.6 million, $20.8 million and $17.7 million were realized on sales and maturities in 2001, 2000 and 1999, respectively. Pre-tax write-downs due to other-than-temporary declines in value amounted to $15.5 million, $11.4 million and $0.1 million for the years ended December 31, 2001, 2000 and 1999, respectively.

   At December 31, 2001 the Company held a $92.5 million mortgage loan investment in Delta Wetlands which exceeded 10 percent of the Company's stockholder's equity at December 31, 2001. Excluding agencies of the U.S. government, no other individual investment exceeded 10 percent of the Company's stockholder's equity at December 31, 2001.

   At December 31, 2001, securities carried at approximately $6.6 million were on deposit with governmental agencies as required by law.

   For its securitized financial assets, the Company recognizes an impairment loss if the fair value of the security is below book value and the net present value of expected future cash flows is less than the net present value of expected future cash flows at the most recent (prior) estimation date. These impairment losses are included as part of the write-downs for other-than-temporary declines in value discussed above.

   Upon default or indication of potential default by an issuer of fixed maturity securities other than securitized financial assets, the issue(s) of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other than temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken in light of later developments.

   The Company's computation of net realizable value involves judgments and estimates, so such value should be used with care. Such value determination considers such factors as the existence and value of any collateral security; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES business; the Company's view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.

   The Company's $176.4 million real estate portfolio at December 31, 2001 consists of joint venture and third-party mortgage loans and other real estate-related investments. At December 31, 2001 and 2000, total impaired real estate-related loans were as follows:

                                               December 31, December 31,
                                                   2001         2000
                                               ------------ ------------
        (in millions)
        Impaired loans without reserves--gross    $ 7.3        $ 62.6
        Impaired loans with reserves--gross...     11.3          23.7
                                                  -----        ------
               Total gross impaired loans.....     18.6          86.3
        Reserves related to impaired loans....     (2.7)        (18.5)
        Write-downs related to impaired loans.     (3.5)         (3.5)
                                                  -----        ------
               Net impaired loans.............    $12.4        $ 64.3
                                                  =====        ======

   The Company had an average balance of $65.3 million and $90.2 million in impaired loans for 2001 and 2000, respectively. Cash payments received on impaired loans are generally applied to reduce the outstanding loan balance.

   At December 31, 2001 and 2000, loans on nonaccrual status, before reserves and write-downs, amounted to $13.0 million and $86.3 million, respectively. The Company's nonaccrual loans are generally included in impaired loans.

Net Investment Income

   During 2001, a change in circumstances surrounding a water development project located in California's Sacramento River Valley led to a decision to reclassify the related mortgage loans to accrual status and release the general reserve allowance originally set up for these loans. These changes included the State of California's State Water Resources Control Board ("SWRCB") approval of the project's water right permit as well as the completion of a third-party appraisal of the project, subsequent to the SWRCB's approval of the permit.

    Taken together, these facts support, in management's best judgment, not only the level of existing debt on the project but also the accrual of interest as specified in the terms of the loans. As a result, interest income was recorded in the fourth quarter of 2001 in the amount of $24.9 million, representing interest earned in 2001 as well as recaptured interest from 2000 and 1999, the years in which these loans were on non-accrual status. The release of the general reserve allowance generated a realized gain of $16.4 million in 2001.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The sources of net investment income were as follows:

                                                      2001     2000     1999
                                                    -------- -------- --------
  (in thousands)
  Interest on fixed maturity securities............ $214,505 $223,964 $231,176
  Dividends on equity securities...................    4,598    4,573    4,618
  Income from short-term investments...............    2,332    3,433    3,568
  Income from mortgage loans.......................   30,771    6,091    6,296
  Income from policy loans.........................   19,394   20,088   20,131
  Income from other real estate-related investments       27       99      155
  Income from other loans and investments..........      646    2,455    2,033
                                                    -------- -------- --------
         Total investment income...................  272,273  260,703  267,977
  Investment expense...............................    2,854    3,233    3,337
                                                    -------- -------- --------
         Net investment income..................... $269,419 $257,470 $264,640
                                                    ======== ======== ========

Net Realized Investment Gains (Losses)

   Net realized investment gains (losses) for the years ended December 31, 2001, 2000 and 1999, were as follows:

                                                              2001     2000     1999
                                                             ------- --------  -------
(in thousands)
Real estate-related......................................... $16,081 $  1,711  $ 4,201
Fixed maturity securities...................................   4,284  (12,185)  (9,755)
Trading account securities--gross gains.....................      --       --      491
Trading account securities--gross losses....................      --       --   (7,794)
Equity securities...........................................     262      245    1,039
Other.......................................................      33    1,952    2,269
                                                             ------- --------  -------
       Realized investment gains (losses) before income
         tax expense (benefit)..............................  20,660   (8,277)  (9,549)
Income tax expense (benefit)................................   7,231   (2,897)  (3,342)
                                                             ------- --------  -------
       Net realized investment gains (losses)............... $13,429 $ (5,380) $(6,207)
                                                             ======= ========  =======

   Unrealized gains (losses) are computed below as follows: fixed maturity securities--the difference between fair value and amortized cost, adjusted for other-than-temporary declines in value; equity and other securities--the difference between fair value and cost. The change in net unrealized investment gains (losses) by class of investment for the years ended December 31, 2001, 2000 and 1999 were as follows:

                                                               December 31, December 31, December 31,
                                                                   2001         2000         1999
                                                               ------------ ------------ ------------
(in thousands)
Fixed maturity securities.....................................   $69,970      $89,421     $(182,456)
Equity and other securities...................................      (879)       1,187        (3,929)
Adjustment to deferred insurance acquisition costs............    (7,446)        (243)        3,834
Adjustment to value of business acquired......................    (4,209)      (3,614)       13,265
                                                                 -------      -------     ---------
   Unrealized gain (loss) before income tax expense (benefit).    57,436       86,751      (169,286)
Income tax expense (benefit)..................................     8,167       (1,350)      (15,492)
                                                                 -------      -------     ---------
       Net unrealized gain (loss) on investments..............   $49,269      $88,101     $(153,794)
                                                                 =======      =======     =========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(4) Unconsolidated Investees

   At December 31, 2001 and 2000 the Company, along with other Kemper subsidiaries, directly held partnership interests in a number of real estate joint ventures. The Company's direct and indirect real estate joint venture investments are accounted for utilizing the equity method, with the Company recording its share of the operating results of the respective partnerships. The Company, as an equity owner, has the ability to fund, and historically has elected to fund, operating requirements of certain of the joint ventures. Consolidation accounting methods are not utilized as the Company, in most instances, does not own more than 50 percent in the aggregate, and in any event, major decisions of the partnership must be made jointly by all partners.

   As of December 31, 2001 and 2000, the Company's net equity investment in unconsolidated investees amounted to $0.9 million and $1.0 million, respectively. The Company's share of net income related to such unconsolidated investees amounted to $27 thousand, $99 thousand and $155 thousand in 2001, 2000 and 1999, respectively.

(5) Concentration of Credit Risk

   The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of credit risk exist in mortgage and asset-backed securities and real estate.

   Approximately 22.0 percent of the investment-grade fixed maturity securities at December 31, 2001 were mortgage-backed securities, up from 18.9 percent at December 31, 2000. These investments consist primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. The Company has not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company's mortgage-backed investments are generally of AAA credit quality, and the markets for these investments have been and are expected to remain liquid.

   Approximately 15.3 percent and 15.1 percent of the investment-grade fixed maturity securities at December 31, 2001 and 2000, respectively, consisted of corporate asset-backed securities. The majority of investments in asset-backed securities were backed by commercial mortgage-backed securities (36.5%), home equity loans (22.9%), collateralized loan and bond obligations (12.1%), manufactured housing loans (11.7%), and other commercial assets (5.5%).

   The Company's real estate portfolio is distributed by geographic location and property type. The geographic distribution of a majority of the real estate portfolio as of December 31, 2001 was as follows: California (52.9%), Washington (9.8%), Colorado (8.1%) and Illinois (6.7%). The property type distribution of a majority of the real estate portfolio as of December 31, 2001 was as follows: land (51.9%), hotels (32.4%) and office (7.8%).

   To maximize the value of certain land and other projects, additional development has been proceeding or has been planned. Such development of existing projects would continue to require funding, either from the Company or third parties. In the present real estate markets, third-party financing can require credit enhancing arrangements (e.g., standby financing arrangements and loan commitments) from the Company. The values of development projects are dependent on a number of factors, including Kemper's and the Company's plans with respect thereto, obtaining necessary construction and zoning permits and market demand for the permitted use of the property. There can be no assurance that such permits will be obtained as planned or at all, nor that such expenditures will occur as scheduled, nor that Kemper's or the Company's plans with respect to such projects may not change substantially.

   More than half of the Company's real estate mortgage loans are on properties or projects where the Company, Kemper, or their affiliates have taken ownership positions in joint ventures with a small number of partners.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   At December 31, 2001 loans to a master limited partnership (the "MLP") between subsidiaries of Kemper and subsidiaries of Lumbermens Mutual Casualty Company, a former affiliate, constituted approximately $92.5 million, or 52.4 percent, of the Company's real estate portfolio. Kemper's interest in the MLP is 75.0 percent at December 31, 2001. Loans to the MLP were placed on non-accrual status at the beginning of 1999 due to management's desire not to increase book value of the MLP over net realizable value, as interest on these loans has historically been added to principal. During 2001, a change in circumstances surrounding the water development project related to these loans led to the reclassification of these loans to accrual status. As a result, interest income was recorded in the fourth quarter of 2001 and the general reserve allowance related to these loans was released. At December 31, 2001, MLP-related commitments accounted for approximately $0.2 million of the Company's off-balance-sheet legal commitments.

   At December 31, 2001, loans to and investments in joint ventures in which Patrick M. Nesbitt or his affiliates ("Nesbitt"), a third-party real estate developer, have ownership interests constituted approximately $63.9 million, or
6.2 percent, of the Company's real estate portfolio. The Nesbitt ventures consist of nine hotel properties, one office building and one retail property. At December 31, 2001, the Company did not have any Nesbitt-related off-balance-sheet legal funding commitments outstanding. In the fourth quarter of 2001, a valuation reserve of $600 thousand was recorded for one of these properties as its estimated fair value decreased below the debt supported by the property.

   At December 31, 2001, a loan to a joint venture amounted to $11.8 million. This affiliated mortgage loan was on an office property located in Illinois. At December 31, 2001, the Company did not have any off-balance-sheet legal funding commitments outstanding related to this investment.

   The remaining real estate-related investment amounted to $7.4 million at December 31, 2001 and consisted of various unzoned residential and commercial lots located in Hawaii. Due to certain negative zoning restriction developments in January 1997 and a continuing economic slump in Hawaii, these real estate-related investments were placed on nonaccrual status. All zoned properties were sold by March of 2001. We are currently pursuing an out of court settlement against the city of Honolulu for the downzoning of certain unzoned properties. If a settlement is not reached, trial will begin this year. We are holding the unzoned properties for future zoning and sales. However, due to the state of Hawaii's economy, which has lagged behind the economic expansion of most of the rest of the United States, it is anticipated that it could be several additional years until the Company completely disposes of all investments in Hawaii. At December 31, 2001, off-balance-sheet legal commitments related to Hawaiian properties totaled $4.0 million.

   At December 31, 2001, the Company no longer had any outstanding loans or investments in projects with the Prime Group, Inc. or its affiliates, as all such investments have been sold. However, the Company continues to have Prime Group-related commitments, which accounted for $25.7 million of the Company's off-balance-sheet legal commitments at December 31, 2001.

(6) Income Taxes

   Income tax expense (benefit) was as follows for the years ended December 31, 2001, 2000 and 1999:

                                    2001     2000      1999
                                   ------- --------  --------
                 (in thousands)
                 Current.......... $11,228 $ 28,274  $ 75,816
                 Deferred.........  16,926  (27,027)  (42,952)
                                   ------- --------  --------
                        Total..... $28,154 $  1,247  $ 32,864
                                   ======= ========  ========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Additionally, the deferred income tax (benefit) expense related to items included in other comprehensive income was as follows for the years ended December 31, 2001, 2000 and 1999:

                                                 2001     2000      1999
                                                -------  -------  --------
     (in thousands)
     Unrealized gains and losses on investments $12,246  $    --  $(21,477)
     Value of business acquired................  (1,473)  (1,265)    4,643
     Deferred insurance acquisition costs......  (2,606)     (85)    1,342
                                                -------  -------  --------
            Total.............................. $ 8,167  $(1,350) $(15,492)
                                                =======  =======  ========

   The actual income tax expense for 2001, 2000 and 1999 differed from the "expected" tax expense for those years as displayed below. "Expected" tax expense was computed by applying the U.S. federal corporate tax rate of 35 percent in 2001, 2000, and 1999 to income before income tax expense.

                                                         2001      2000     1999
                                                        -------  --------  -------
(in thousands)
Computed expected tax expense.......................... $27,913  $ 17,342  $27,232
Difference between "expected" and actual tax expense:
   State taxes.........................................  (2,302)      737    1,608
   Amortization of goodwill and other intangibles......   4,797     4,589    4,460
   Dividend received deduction.........................      --    (1,191)      --
   Foreign tax credit..................................     (15)     (214)    (306)
   Change in valuation allowance.......................      --   (15,201)      --
   Recapture of affiliated reinsurance.................      --    (4,599)      --
   Prior year tax settlements..........................  (2,577)       --       --
   Other, net..........................................     338      (216)    (130)
                                                        -------  --------  -------
       Total actual tax expense........................ $28,154  $  1,247  $32,864
                                                        =======  ========  =======

   Deferred tax assets and liabilities are generally determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

   The $4.6 million tax benefit in 2000 is due to the deferred tax effect related to the deemed dividend distribution. (See the note captioned "Summary of Significant Accounting Policies--Reinsurance.") This deferred tax benefit was recognized in the tax provision under current accounting guidance relating to the recognition of deferred taxes.

   The Company only records deferred tax assets if future realization of the tax benefit is more likely than not. The Company had established a valuation allowance to reduce the deferred federal tax asset related to real estate and unrealized losses on investments to a realizable amount. This amount was based on the evidence available and management's judgment. The valuation allowance is subject to future adjustments based upon, among other items, the Company's estimates of future operating earnings and capital gains. The decrease in the valuation allowance in 2001 is related to the change in the amount of unrealized losses on investments.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The tax effects of temporary differences that give rise to significant portions of the Company's net deferred federal tax assets or liabilities were as follows:

                                                              December 31, December 31, December 31,
                                                                  2001         2000         1999
                                                              ------------ ------------ ------------
(in thousands)
Deferred federal tax assets:
   Deferred insurance acquisition costs ("DAC Tax")..........   $135,307     $131,591     $121,723
   Unrealized losses on investments..........................         --       12,045       43,758
   Life policy reserves......................................     90,870       67,260       43,931
   Unearned revenue..........................................     55,574       58,200       59,349
   Real estate-related.......................................         --        6,515        7,103
   Other investment-related..................................     12,646        5,330          928
   Other.....................................................      3,349        4,329        3,133
                                                                --------     --------     --------
       Total deferred federal tax assets.....................    297,746      285,270      279,925
   Valuation allowance.......................................         --      (12,045)     (58,959)
                                                                --------     --------     --------
       Total deferred federal tax assets after valuation
         allowance...........................................    297,746      273,225      220,966
                                                                --------     --------     --------
Deferred federal tax liabilities:
   Value of business acquired................................     24,608       33,467       55,884
   Deferred insurance acquisition costs......................    135,317       84,280       41,706
   Depreciation and amortization.............................     21,165       21,799       19,957
   Other investment-related..................................      7,239        7,973        7,670
   Unrealized gains on investments...........................     12,246           --           --
   Other.....................................................      1,483        4,925        2,247
                                                                --------     --------     --------
       Total deferred federal tax liabilities................    202,058      152,444      127,464
                                                                --------     --------     --------
Net deferred federal tax assets..............................   $ 95,688     $120,781     $ 93,502
                                                                ========     ========     ========

   The net deferred tax assets relate primarily to unearned revenue and the DAC Tax associated with a non-registered individual and group variable business-owned life insurance contract ("BOLI"). Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income over the ten year amortization period of the unearned revenue and DAC Tax to realize such deferred tax assets.

   The tax returns through the year 1996 have been examined by the Internal Revenue Service ("IRS"). Changes proposed are not material to the Company's financial position. The tax returns for the years 1997 through 1999 are currently under examination by the IRS.

(7) Related-Party Transactions

   The Company paid cash dividends of $13.0 million, $20.0 million and $115.0 million to Kemper during 2001, 2000 and 1999, respectively. The Company reported a deemed dividend distribution of $16.3 million during 2000 related to the recapture of a reinsurance agreement with Federal Kemper Life Assurance Company ("FKLA"), an affiliated company.

   The Company has loans to joint ventures, consisting primarily of mortgage loans on real estate, in which the Company and/or one of its affiliates has an ownership interest. At December 31, 2001 and 2000, joint venture mortgage loans totaled $104.3 million and $67.5 million, respectively, and during 2001, 2000 and 1999, the Company earned interest income on these joint venture loans of $25.4 million, $0.8 million and $0.6 million, respectively.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In February 2001, the Company sold a $60 million group variable life policy to FKLA, covering all current FKLA employees as of February 14, 2001. The transaction, as business-owned life insurance ("BOLI"), will permit FKLA to indirectly fund certain of its employee benefit obligations.

   All of the Company's personnel are employees of FKLA. Expenses are allocated to the Company for the utilization of FKLA employees and facilities. Expenses allocated to the Company from FKLA during 2001, 2000 and 1999 amounted to $27.4 million, $23.3 million and $18.3 million, respectively. The Company also paid to Kemper real estate subsidiaries fees of $0.5 million, $0.6 million and $1.0 million in 2001, 2000 and 1999, respectively, related to the management of the Company's real estate portfolio.

   The Company also has allocated expenses related to investment management services provided by Zurich Scudder Investments, Inc. ("ZSI"), (formerly Scudder Kemper Investments, Inc.), an affiliated company. The Company paid to ZSI investment management fees of $1.7 million, $1.6 million and $1.8 million during 2001, 2000 and 1999, respectively. On December 4, 2001, Deutsche Bank and ZFS announced that they had signed a definitive agreement under which Deutsche Bank will acquire 100 percent of ZSI, with the exception of ZSI's UK operations, Threadneedle Investments. The transaction is expected to be completed, subject to regulatory approval and satisfaction of other conditions, in the first half of 2002.

   FKLA has a formal management and services agreement with Fidelity Life Association, A Mutual Legal Reserve Company ("FLA"), which charges FLA based upon certain predetermined charges and factors. The Company shares directors, management, operations and employees with FLA. FLA is a mutual company, owned by its policyholders, and is not a member of the Zurich Holding Company System.

   In 2000, the Company purchased PMG Securities Corporation, PMG Asset Management, Inc., PMG Marketing, Inc., and PMG Life Agency, Inc. (collectively "PMG"). The total cost was $8.2 million, resulting in the recording of intangible assets in the amount of $7.6 million. The Company owns 100 percent of the stock of PMG. Also in 2000, the Company transferred $63.3 million in fixed maturity securities and cash to fund the operations of its newly formed subsidiary, Zurich Kemper Life Insurance Company of New York ("ZKLICONY"). ZKLICONY received its insurance license from the state of New York in January 2001 and began writing business in May of 2001.

   At December 31, 2000, the Company held a $100.0 million investment in ZSLM Trust, issued by an affiliate. On October 30, 2001, the Company sold these bonds to various Farmers insurance companies, all of which are affiliated companies.

   The Company held a $11.8 million real estate-related investment in an affiliated mortgage loan at December 31, 2001.

   As previously discussed, the Company is party to an interest rate swap agreement with ZCM, an affiliated counterparty. (See the note captioned "Summary of Significant Accounting Policies--Derivative instruments" above.)

(8) Reinsurance

   As of December 31, 2001 and 2000, the reinsurance recoverable related to fixed-rate annuity liabilities ceded to FLA amounted to $230.1 million and $262.1 million, respectively.

   The Company cedes 90 percent of all new direct life insurance premiums to outside reinsurers. Life reserves ceded to outside reinsurers on the Company's direct business amounted to approximately $2.1 million and $2.0 million as of December 31, 2001 and 2000, respectively.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company is party to a funds withheld reinsurance agreement with a ZFS affiliated company, Zurich Insurance Company, Bermuda Branch ("ZICBB"). Under the terms of this agreement, the Company cedes, on a yearly renewable term basis, 100 percent of the net amount at risk (death benefit payable to the insured less the insured's separate account cash surrender value) related to BOLI. As consideration for this reinsurance coverage, the Company cedes separate account fees (cost of insurance charges) to ZICBB and retains a portion of such funds under the terms of the reinsurance agreement in a funds withheld account ("FWA") which is included as a component of benefits and funds payable in the accompanying consolidated balance sheets.

   Effective December 31, 2001, the Company entered into a quota share reinsurance agreement with ZICBB. Under the terms of this agreement, the Company cedes 100 percent of the net amount at risk of the guaranteed minimum death benefit and guaranteed retirement income benefit portions of a small number of specific variable annuity contracts. As consideration for this reinsurance coverage, the Company cedes 100 percent of all charges to policyholders and all revenue sharing income received from fund managers related to such reinsured policies. In 2001, the Company received $7.9 million of ceding commissions and expense allowances, and paid $1.2 million of ceded premiums, related to this reinsurance agreement. The account values related to these policies are held in the Company's separate account during the accumulation period of the contracts. The reserve credits under this treaty are secured by a trust agreement that requires the fair market value of assets therein to at least equal 102 percent of such reserve credits.

   In the fourth quarter of 2000, the yearly renewable term reinsurance agreement between the Company and FKLA was terminated. Premiums and reserves were both reduced by $7.7 million. A difference in the basis of the reserves between GAAP and statutory accounting resulted in a deemed dividend distribution to Kemper of $16.3 million.

   Also in the fourth quarter of 2000, the Company assumed from FKLA $100.0 million in premiums related to a Funding Agreement. Funding Agreements are insurance contracts similar to structured settlements, immediate annuities and guaranteed investment contracts ("GICs"). The contracts qualify as insurance under state laws and are sold as non-surrenderable immediate annuities to a trust established by a securities firm. The securities firm sold interests in the trust to institutional investors. This Funding Agreement has a variable rate of interest based upon LIBOR, is an obligation of the Company's general account and is recorded as a future policy benefit. As previously discussed, the Company entered into an interest rate swap in 2000 to exchange the floating-rate interest payments for fixed interest payments.

   The following table contains amounts related to the BOLI funds withheld reinsurance agreement with ZICBB (in millions):

Business Owned Life Insurance (BOLI)
(in millions)

                                            Year Ended December 31,
                                         ----------------------------
                                           2001      2000      1999
                                         --------  --------  --------
         Face amount in force........... $ 85,564  $ 85,358  $ 82,021
                                         ========  ========  ========
         Net amount at risk ceded....... $(76,283) $(78,169) $(75,979)
                                         ========  ========  ========
         Cost of insurance charges ceded $  168.1  $  173.8  $  166.4
                                         ========  ========  ========
         Funds withheld account......... $  236.1  $  228.8  $  263.4
                                         ========  ========  ========

   The Company's FWA supports reserve credits on reinsurance ceded on the BOLI product. In 1998, to properly match revenue and expenses, the Company placed assets supporting the FWA in a segmented portion of its General Account. This portfolio was classified as "trading" under Statement of Financial Accounting

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

Standards No. 115 ("SFAS 115") at December 31, 1998 and through November 30, 1999. SFAS 115 mandates that assets held in a trading account be valued at fair value, with changes in fair value flowing through the income statement as realized capital gains and losses. The Company recorded realized capital losses of $7.3 million related to the changes in fair value of this portfolio during 1999.

   Due to a change in the reinsurance strategy related to the BOLI product, effective December 1, 1999, the Company no longer marked-to-market a portion of the FWA liability and therefore no longer designated the related portion of assets as "trading". As a result, changes in fair value to the FWA and the assets supporting the FWA no longer flow through the Company's operating results.

(9) Postretirement Benefits Other Than Pensions

   FKLA sponsors a health and welfare benefit plan that provides insurance benefits covering substantially all eligible, active and retired employees of FKLA and their covered dependents and beneficiaries. The Company is allocated a portion of the costs of providing such benefits. The Company is self insured with respect to medical benefits, and the plan is not funded except with respect to certain disability-related medical claims. The medical plan provides for medical insurance benefits at retirement, with eligibility based upon age and the participant's number of years of participation attained at retirement. The plan is contributory for pre-Medicare retirees, and will be contributory for all retiree coverage for most current employees, with contributions generally adjusted annually. Postretirement life insurance benefits are noncontributory and are limited to $5,000 per participant retiring in 2001 and subsequent years, and $10,000 per participant retiring in years prior to 2001.

   The allocated accumulated postretirement benefit obligation accrued by the Company amounted to $1.3 million at both December 31, 2001 and 2000.

   The discount rate used in determining the allocated postretirement benefit obligation was 7.0 percent and 7.5 percent for 2001 and 2000, respectively. The assumed health care trend rate used was based on projected experience for 2001,
7.5 percent for 2002, gradually declining to 6.4 percent by the year 2006 and gradually declining thereafter.

   A one percentage point increase in the assumed health care cost trend rate for each year would increase the accumulated postretirement benefit obligation as of December 31, 2001 and 2000 by $142 thousand and $78 thousand, respectively.

(10) Commitments and Contingent Liabilities

   The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the consolidated financial statements.

   Although neither the Company nor its joint venture projects have been identified as a "potentially responsible party" under federal environmental guidelines, inherent in the ownership of, or lending to, real estate projects is the possibility that environmental pollution conditions may exist on or near or relate to properties owned or previously owned or on properties securing loans. Where the Company has presently identified remediation costs, they have been taken into account in determining the cash flows and resulting valuations of the related real estate assets. Based on the Company's receipt and review of environmental reports on most of the projects in which it is involved, the Company believes its environmental exposure would be immaterial to its consolidated results of operations. However, the Company may be required in the future to take actions to remedy environmental exposures, and there can be no assurance that material environmental exposures will not develop or be identified in the future. The amount of future environmental costs is impossible to estimate

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES due to, among other factors, the unknown magnitude of possible exposures, the unknown timing and extent of corrective actions that may be required, the determination of the Company's liability in proportion to others and the extent such costs may be covered by insurance or various environmental indemnification agreements.

(11) Financial Instruments--Off-Balance-Sheet Risk

   At December 31, 2001, the Company had future legal loan commitments and stand-by financing agreements totaling $29.9 million to support the financing needs of various real estate investments. To the extent these arrangements are called upon, amounts loaned would be collateralized by assets of the joint ventures, including first mortgage liens on the real estate. The Company's criteria in making these arrangements are the same as for its mortgage loans and other real estate investments. These commitments are included in the Company's analysis of real estate-related reserves and write-downs. The fair values of loan commitments and standby financing agreements are estimated in conjunction with and using the same methodology as the fair value estimates of mortgage loans and other real estate-related investments.

(12) Fair Value of Financial Instruments

   Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. A significant portion of the Company's financial instruments are carried at fair value. Fair value estimates for financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.

   Fair value estimates are determined for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. For example, the Company's subsidiaries are not considered financial instruments, and their value has not been incorporated into the fair value estimates. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

   The Company used the following methods and assumptions in estimating the fair value of its financial instruments:

      Fixed maturity securities and equity securities: Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company's portfolio manager, ZSI.

      Cash and short-term investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

      Policy loans: The carrying value of policy loans approximates the fair value as the Company adjusts the rates to remain competitive.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Mortgage loans and other real estate-related investments: Fair values were estimated based upon the investments observable market price, net of estimated costs to sell. The estimates of fair value should be used with care given the inherent difficulty in estimating the fair value of real estate due to the lack of a liquid quotable market. Mortgage loans and other real estate-related investments are stated at their aggregate unpaid balances, less a valuation allowance of $2.8 million and $18.6 million in 2001 and 2000, respectively. The real estate portfolio is monitored closely and reserves are adjusted to reflect market conditions. This results in a carrying value that approximates fair value at December 31, 2001 and 2000.

   Other investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

   Life policy benefits: For deposit liabilities with defined maturities, the fair value was based on the discounted value of future cash flows. The discount rate was based on the rate that would be offered for similar deposits at the reporting date. For all other deposit liabilities, primarily deferred annuities and universal life contracts, the fair value was based on the amount payable on demand at the reporting date.

   The carrying values and estimated fair values of the Company's financial instruments at December 31, 2001 and 2000 were as follows:

                                                          December 31, 2001     December 31, 2000
                                                        --------------------- ---------------------
                                                         Carrying              Carrying
                                                          Value    Fair Value   Value    Fair Value
                                                        ---------- ---------- ---------- ----------
(in thousands)
Financial instruments recorded as assets:
   Fixed maturity securities........................... $3,094,560 $3,094,560 $3,157,169 $3,157,169
   Cash and short-term investments.....................    216,479    216,479     50,001     50,001
   Mortgage loans and other real estate-related assets.    176,440    176,440    140,417    140,417
   Policy loans........................................    239,787    239,787    256,226    256,226
   Equity securities...................................     67,731     67,731     63,879     63,879
   Other invested assets...............................     20,799     20,799     21,792     20,109
Financial instruments recorded as liabilities:
   Life policy benefits, excluding term life reserves..  3,376,604  3,324,417  3,273,573  3,206,501
   Funds withheld account..............................    236,134    236,134    228,822    228,822

(13) Stockholder's Equity--Retained Earnings

   The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to shareholders without prior approval of regulatory authorities is restricted. In 2002, the Company cannot pay dividends. The Company paid cash dividends of $13.0 million, $20.0 million and $115.0 million to Kemper during 2001, 2000 and 1999, respectively. The Company reported a deemed dividend distribution of $16.3 million during 2000 related to the recapture of the reinsurance agreement with FKLA.

   The Company's net income (loss) and capital and surplus as determined in accordance with statutory accounting principles were as follows:

                                           2001      2000     1999
                                         --------  -------- --------
           (in thousands)
           Net income (loss)............ $(71,854) $ 19,975 $ 59,116
                                         ========  ======== ========
           Statutory capital and surplus $332,598  $397,423 $394,966
                                         ========  ======== ========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company's statutory net loss reflects the market downturn and its impact on reserves for guaranteed death and living benefits consistent with statutory methodology.

   As of January 1, 2001, the Company adopted the Codification of Statutory Accounting Principles ("Codification") guidance. The NAIC Accounting
Practices and Procedures Manual - version effective January 1, 2001 - is the National Association of Insurance Commissioners' primary guidance on statutory accounting. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas. The Illinois Insurance Department adopted the Codification guidance, effective January 1, 2001. The Company's statutory surplus was positively impacted by $16.7 million upon adoption as a result of the net effect of recording a deferred tax asset, of non-admitting non-operating system software, of non-admitting net affiliated receivables and other changes caused by the Codification.

(14) Unaudited Interim Financial Information

   The following table sets forth the Company's unaudited quarterly financial information:

                                                                 Quarter Ended
                                             ----------------------------------------------------
                                             March 31 June 30   September 30 December 31   Year
                                             -------- --------  ------------ ----------- --------
(in thousands)
2001 Operating Summary
   Revenue.................................. $91,072  $ 98,360    $85,013     $123,852   $398,297
                                             =======  ========    =======     ========   ========
   Net operating income (loss), excluding
     realized gains......................... $ 8,183  $ (1,364)   $(6,443)    $ 37,792   $ 38,168
   Net realized investment gains............   1,375     5,257      1,206        5,591     13,429
                                             -------  --------    -------     --------   --------
       Net income (loss).................... $ 9,558  $  3,893    $(5,237)    $ 43,383   $ 51,597
                                             =======  ========    =======     ========   ========
2000 Operating Summary
   Revenue.................................. $87,648  $103,446    $94,249     $ 75,567   $360,910
                                             =======  ========    =======     ========   ========
   Net operating income, excluding realized
     gains (losses)......................... $12,031  $  9,953    $ 8,710     $ 22,987   $ 53,681
   Net realized investment gains (losses)...  (1,378)     (105)       948       (4,845)    (5,380)
                                             -------  --------    -------     --------   --------
       Net income........................... $10,653  $  9,848    $ 9,658     $ 18,142   $ 48,301
                                             =======  ========    =======     ========   ========
1999 Operating Summary
   Revenue.................................. $95,646  $ 86,164    $78,301     $103,308   $363,419
                                             =======  ========    =======     ========   ========
   Net operating income, excluding realized
     gains (losses)......................... $11,222  $ 14,385    $11,568     $ 13,972   $ 51,147
   Net realized investment gains (losses)...    (627)   (1,286)    (5,098)         804     (6,207)
                                             -------  --------    -------     --------   --------
       Net income........................... $10,595  $ 13,099    $ 6,470     $ 14,776   $ 44,940
                                             =======  ========    =======     ========   ========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(15) Operating Segments and Related Information

   The Company, FKLA, Zurich Life Insurance Company of America, ("ZLICA"), and FLA, operate under the trade name Zurich Life ("ZL"), formerly known as Zurich Kemper Life. For purposes of this operating segment disclosure, ZL will also include the operations of Zurich Direct, Inc., an affiliated direct marketing life insurance agency and excludes FLA, as it is owned by its policyholders.

   ZL is segregated by Strategic Business Unit ("SBU"). The SBU concept employed by ZFS has each SBU concentrate on a specific customer market. The SBU is the focal point of ZL, because it is at the SBU level that ZL can clearly identify customer segments and then work to understand and satisfy the needs of each customer. The contributions of ZL's SBUs to consolidated revenues, operating results and certain balance sheet data pertaining thereto, are shown in the following tables on the basis of accounting principles generally accepted in the United States of America.

   ZL is segregated into the Life Brokerage, Financial Institutions ("Financial"), Retirement Solutions Group ("RSG") and Direct SBUs. The SBUs are not managed at the legal entity level, but rather at the Zurich Life level. Zurich Life's SBUs cross legal entity lines, as certain similar products are sold by more than one legal entity. The vast majority of the Company's business is derived from the Financial and RSG SBUs.

   Each SBU's revenue is derived from geographically dispersed areas as ZL is licensed in the District of Columbia and all states. During 2001, 2000 and 1999, ZL did not derive net revenue from one customer that exceeded 10 percent of the total revenue of ZL.

   The principal products and markets of ZL's SBUs are as follows:

   Life Brokerage: The Life Brokerage SBU develops low cost term, universal life insurance and variable universal life, as well as fixed annuities, to market through independent agencies and national marketing organizations.

   Financial: The Financial SBU focuses on a wide range of products that provide for the accumulation, distribution and transfer of wealth and primarily includes variable and fixed annuities, variable universal life and business-owned life insurance. These products are distributed to consumers through financial intermediaries such as banks, brokerage firms and independent financial planners.

   RSG: The RSG SBU has a sharp focus on its target customer. This SBU markets variable annuities to K-12 schoolteachers, administrators, and healthcare workers, along with college professors and certain employees of selected non-profit organizations. This target market is eligible for what the IRS designates as retirement-oriented savings or investment plans that qualify for special tax treatment.

   Direct: The Direct SBU is a direct marketer of basic, low-cost term life insurance through various marketing media.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Summarized financial information for ZL's SBU's is as follows:

As of and for the period ending December 31, 2001:

                                                                    Income Statement
                                             --------------------------------------------------------------
                                                Life
                                              Brokerage    Financial      RSG        Direct       Total
                                              ----------  -----------  ----------  ----------  -----------
(in thousands)
Revenue
   Net investment income...................  $  100,201   $   226,974  $   96,113  $      129  $   423,417
   Realized investment gains...............       6,393        15,148       5,878           8       27,427
   Premium income..........................      84,993         3,090          38      20,166      108,287
   Fees and other income...................      69,794        42,854      62,826      40,200      215,674
                                              ----------  -----------  ----------  ----------  -----------
       Total revenue.......................     261,381       288,066     164,855      60,503      774,805
                                              ==========  ===========  ==========  ==========  ===========
Benefits and Expenses
   Policyholder benefits...................     121,224       166,390      60,636       7,082      355,332
   Intangible asset amortization...........      44,924        11,668      18,547          --       75,139
   Net deferral of insurance acquisition
     costs.................................     (37,375)     (130,547)    (17,098)    (36,213)    (221,233)
   Commissions and taxes, licenses and
     fees..................................        (787)      145,935      48,251       3,979      197,378
   Operating expenses......................      56,900        34,940      29,594      83,048      204,482
                                              ----------  -----------  ----------  ----------  -----------
       Total benefits and expenses.........     184,886       228,386     139,930      57,896      611,098
                                              ----------  -----------  ----------  ----------  -----------
Income before income tax expense............     76,495        59,680      24,925       2,607      163,707
Income tax expense..........................     26,468        20,355      10,145         496       57,464
                                              ----------  -----------  ----------  ----------  -----------
       Net income..........................  $   50,027   $    39,325  $   14,780  $    2,111  $   106,243
                                              ==========  ===========  ==========  ==========  ===========
Balance Sheet
   Future policy benefits..................  $1,916,097   $ 2,887,014  $1,468,261  $  135,034  $ 6,406,406
                                              ==========  ===========  ==========  ==========  ===========
   Liabilities related to separate
     accounts..............................  $   25,549   $10,955,660  $2,127,544  $       --  $13,108,753
                                              ==========  ===========  ==========  ==========  ===========

                                                                                               Liabilities
                                                                                     Future    Related to
                                                                       Net Income    Policy     Separate
                                                            Revenue      (Loss)     Benefits    Accounts
                                                          -----------  ----------  ----------  -----------
Total revenue, net income, future policy benefits and
  liabilities related to separate accounts, respectively,
  from above............................................. $   774,805  $  106,243  $6,406,406  $13,108,753
                                                          -----------  ----------  ----------  -----------
Less:
   Revenue, net income and selected liabilities of
     FKLA.............................................        277,589      46,645   2,397,798           --
   Revenue, net income and selected liabilities of
     ZLICA............................................         57,752      17,492     374,447           --
   Revenue, net loss and selected liabilities of Zurich
     Direct...........................................         41,167      (9,491)         --           --
                                                          -----------  ----------  ----------  -----------
       Totals per the Company's consolidated
         financial statements.....................        $   398,297  $   51,597  $3,634,161  $13,108,753
                                                          ===========  ==========  ==========  ===========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

As of and for the period ending December 31, 2000:

                                                                    Income Statement
                                              ------------------------------------------------------------
                                                 Life
                                               Brokerage  Financial      RSG        Direct       Total
                                              ----------  ----------  ----------  ----------  -----------
(in thousands)
Revenue
   Net investment income....................  $  124,518  $  198,322  $   93,299  $    2,458  $   418,597
   Realized investment losses...............      (4,480)     (4,130)     (3,356)        (88)     (12,054)
   Premium income...........................      96,744         464          --      12,946      110,154
   Fees and other income....................      61,976      38,869      60,210      43,916      204,971
                                              ----------  ----------  ----------  ----------  -----------
       Total revenue........................     278,758     233,525     150,153      59,232      721,668
                                              ----------  ----------  ----------  ----------  -----------
Benefits and Expenses
   Policyholder benefits....................     118,556     131,552      63,318       1,650      315,076
   Intangible asset amortization............      55,186      12,782      20,860          --       88,828
   Net deferral of insurance acquisition
     costs..................................     (35,392)    (67,048)    (11,416)    (43,259)    (157,115)
   Commissions and taxes, licenses and
     fees...................................       8,260      84,232      44,431      11,264      148,187
   Operating expenses.......................      48,166      32,182      29,463      94,635      204,446
                                              ----------  ----------  ----------  ----------  -----------
       Total benefits and expenses..........     194,776     193,700     146,656      64,290      599,422
                                              ----------  ----------  ----------  ----------  -----------
Income (loss) before income tax expense
  (benefit)..................................     83,982      39,825       3,497      (5,058)     122,246
Income tax expense (benefit).................     32,873       7,982      (3,914)     (1,762)      35,179
                                              ----------  ----------  ----------  ----------  -----------
       Net income (loss)....................  $   51,109  $   31,843  $    7,411  $   (3,296) $    87,067
                                              ==========  ==========  ==========  ==========  ===========
Balance Sheet
   Future policy benefits...................  $1,954,307  $2,956,326  $1,365,963  $   75,065  $ 6,351,661
                                              ==========  ==========  ==========  ==========  ===========
   Liabilities related to separate accounts.  $   23,410  $8,646,454  $2,509,775  $       --  $11,179,639
                                              ==========  ==========  ==========  ==========  ===========

                                                                                              Liabilities
                                                                                    Future    Related to
                                                                      Net Income    Policy     Separate
                                                           Revenue      (Loss)     Benefits    Accounts
                                                          ----------  ----------  ----------  -----------
Total revenue, net income, future policy benefits and
  liabilities related to separate accounts, respectively,
  from above............................................. $  721,668  $   87,067  $6,351,661  $11,179,639
                                                          ----------  ----------  ----------  -----------
Less:
   Revenue, net income and selected liabilities of
     FKLA.............................................       268,198      43,922   2,427,185           --
   Revenue, net income and selected liabilities of
     ZLICA............................................        48,650       7,212     336,336           --
   Revenue, net loss and selected liabilities of Zurich
     Direct...........................................        43,910     (12,368)         --           --
                                                          ----------  ----------  ----------  -----------
       Totals per the Company's consolidated
         financial statements.....................        $  360,910  $   48,301  $3,588,140  $11,179,639
                                                          ==========  ==========  ==========  ===========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

As of and for the period ending December 31, 1999:

                                                                    Income Statement
                                              -----------------------------------------------------------
                                                 Life
                                               Brokerage  Financial      RSG        Direct       Total
                                              ----------  ----------  ----------  ----------  -----------
(in thousands)
Revenue
   Net investment income....................  $  137,106  $  175,590  $  101,202  $    1,297  $  415,195
   Realized investment gains (losses).......         976      (6,980)        (98)         --      (6,102)
   Premium income...........................     145,533         410          --       8,038     153,981
   Fees and other income....................      70,477      48,873      35,742      44,528     199,620
                                              ----------  ----------  ----------  ----------  ----------
       Total revenue........................     354,092     217,893     136,846      53,863     762,694
                                              ==========  ==========  ==========  ==========  ==========
Benefits and Expenses
   Policyholder benefits....................     200,161     112,869      68,801       3,529     385,360
   Intangible asset amortization............      54,957      12,053      13,989          --      80,999
   Net deferral of insurance acquisition
     costs..................................     (37,433)    (43,664)    (20,624)    (41,412)   (143,133)
   Commissions and taxes, licenses and
     fees...................................      21,881      66,702      26,700      17,411     132,694
   Operating expenses.......................      56,179      25,101      23,611      71,194     176,085
                                              ----------  ----------  ----------  ----------  ----------
       Total benefits and expenses..........     295,745     173,061     112,477      50,722     632,005
                                              ----------  ----------  ----------  ----------  ----------
Income before income tax expense.............     58,347      44,832      24,369       3,141     130,689
Income tax expense...........................     25,707      19,235      10,966       1,114      57,022
                                              ----------  ----------  ----------  ----------  ----------
       Net income...........................  $   32,640  $   25,597  $   13,403  $    2,027  $   73,667
                                              ==========  ==========  ==========  ==========  ==========
Balance Sheet
   Future policy benefits...................  $2,099,940  $2,620,132  $1,577,944  $   34,957  $6,332,973
                                              ==========  ==========  ==========  ==========  ==========
   Liabilities related to separate accounts.  $   20,552  $6,916,807  $2,840,709  $       --  $9,778,068
                                              ==========  ==========  ==========  ==========  ==========

                                                                                              Liabilities
                                                                                    Future    Related to
                                                                      Net Income    Policy     Separate
                                                           Revenue      (Loss)     Benefits    Accounts
                                                          ----------  ----------  ----------  -----------
Total revenue, net income, future policy benefits and
  liabilities related to separate accounts, respectively,
  from above............................................. $  762,694  $   73,667  $6,332,973  $9,778,068
                                                          ----------  ----------  ----------  ----------
Less:
   Revenue, net income and selected liabilities of FKLA      305,334      24,801   2,299,783          --
   Revenue, net income and selected liabilities of
     ZLICA............................................        49,460       8,528     314,357          --
   Revenue, net loss and selected liabilities of Zurich
     Direct...........................................        44,481      (4,602)         --          --
                                                          ----------  ----------  ----------  ----------
       Totals per the Company's consolidated financial
         statements...............................        $  363,419  $   44,940  $3,718,833  $9,778,068
                                                          ==========  ==========  ==========  ==========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(16) Subsequent Event

   In the first quarter of 2002, the Company amended its BOLI reinsurance agreement with ZICBB. Under the amended agreement, the balance in the FWA will be transferred to a trust account which will act as security for the reinsurance agreement.

(17) Effects of New Accounting Pronouncements

   In July 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard 141 ("SFAS 141"), Business Combinations. SFAS 141 supercedes Accounting Principles Board Opinion No. 16 ("APB 16"). SFAS 141 requires that the purchase method of accounting must be used for all business combinations initiated after June 30, 2001. It also requires that unrecognized negative goodwill must be written off immediately as an extraordinary gain and provides more specific guidance on how to determine the accounting acquirer, recognizing intangible assets apart from goodwill, as well as additional financial statement disclosures. The Company intends to adopt SFAS 141 in the first quarter of 2002. However, the implementation of SFAS 141 is not expected to have a material impact on the Company's 2002 financial results.

   Also in July 2001, the FASB issued Statement of Financial Accounting Standard 142 ("SFAS 142"), Goodwill and Other Intangible Assets. SFAS 142 primarily addresses the accounting that must be applied to goodwill and intangible assets subsequent to their acquisition. Effective January 1, 2002, SFAS 142 requires that goodwill and indefinite-lived intangible assets will no longer be amortized, but will be tested for impairment at the reporting unit level. Goodwill and indefinite-lived intangible assets will be tested for impairment at least annually and the amortization period for finite-lived intangible assets will no longer be limited to forty years. SFAS 142 also requires additional financial statement disclosure about goodwill and intangible assets. The Company intends to adopt SFAS 142 in the first quarter of 2002. The Company is currently evaluating the impact of implementing SFAS 142, however it is not expected to have a material impact on the Company's 2002 financial results.

   In June 2001, the FASB issued Statement of Financial Accounting Standard 143 ("SFAS 143"), Accounting for Asset Retirement Obligations. SFAS 143 amends FASB Statement of Financial Accounting Standard 19 and is effective for financial statements issued for fiscal years beginning after June 15, 2002, although earlier application is encouraged. SFAS 143 clarifies and revises existing guidance on financial accounting and reporting for obligations associated with the retirement of tangible long-lived assets and the associated asset retirement costs. The Company intends to adopt SFAS 143 in 2002. The Company is currently evaluating the impact of implementing SFAS 143, however, it is not expected to have a material impact on the Company's 2002 financial results.

   In October 2001, the FASB issued Statement of Financial Accounting Standard 144 ("SFAS 144"), Accounting for Impairment or Disposal of Long-lived Assets. This Standard will generally be effective on a prospective basis, beginning January 1, 2002. SFAS 144 clarifies and revises existing guidance on accounting for impairment of plant, property, and equipment, amortized intangibles, and other long-lived assets not specifically addressed in other accounting literature. Significant changes include (1) establishing criteria beyond those previously specified in existing literature for determining when a long-lived is held for sale, and (2) requiring that the depreciable life of a long-lived asset to be abandoned is revised. These provisions could be expected to have the general effect of reducing or delaying recognition of future impairment losses on assets to be disposed, offset by higher depreciation during the remaining holding period. However, the Company does not expect the adoption of this Standard to have a significant impact on the Company's 2002 financial results. SFAS 144 also broadens the presentation of discontinued operations to include a component of an entity (rather than only a segment of a business).

APPENDIX A


TABLE OF ADJUSTED ACCUMULATION UNIT VALUES AND PERFORMANCE INFORMATION

The accumulation unit values are for the life of the Separate Account in its present organization as a unit investment trust and in its prior organization as several managed separate accounts based on current deductions and charges applicable to the Contracts. The Contracts will be initially offered __________, 2002. Values may have varied had assets actually been allocated to the Separate Account under the Contracts. The actual performance of underlying Portfolios and actual contract charges and Optional Enhanced Death Benefit Zurich Safeguard/SM/ Plus ("OEDB") rider charges have been used to compute these adjusted accumulation unit values.

ADJUSTED ACCUMULATION UNIT VALUES

                           Alger American Growth Subaccount
                           --------------------------------

                Date         Unit Values without OEDB      Unit Values with OEDB
                ----         ------------------------      ---------------------
            01/06/86                   8.409027                    8.466161
            12/31/89                  10.315226                   10.395209
            12/31/90                  10.598622                   10.676434
            12/31/91                  14.721841                   14.859382
            12/31/92                  16.331487                   16.484661
            12/31/93                  19.760717                   19.961352
            12/30/94                  19.761392                   19.937824
            12/29/95                  26.646958                   26.924070
            12/31/96                  29.789483                   30.079174
            12/31/97                  36.977069                   37.336217
            12/31/98                  54.110365                   54.691163
            12/31/99                  71.337164                   72.013434
            12/29/00                  59.644983                   59.882373
            12/31/01                  51.682324                   51.682324


                           Alger American MidCap Growth Subaccount
                           ---------------------------------------

                Date         Unit Values without OEDB      Unit Values with OEDB
                ----         ------------------------      ---------------------
            04/30/93                   7.143320                    7.194944
            12/31/93                   9.848476                    9.939539
            12/30/94                   9.560123                    9.635565
            12/29/95                  13.670561                   13.803865
            12/31/96                  15.091274                   15.227149
            12/31/97                  17.123008                   17.263649
            12/31/98                  22.026310                   22.201838
            12/31/99                  28.641180                   28.840049
            12/29/00                  30.758621                   30.874057
            12/31/01                  28.258736                   28.258736

                   Alger American Small Capitalization Subaccount
                   ----------------------------------------------

             Date          Unit Values without OEDB      Unit Values with OEDB
             ----          ------------------------      ---------------------
         09/20/88                   8.660360                    8.763164
         12/31/88                   8.333388                    8.426659
         12/31/89                  13.622070                   13.854786
         12/31/90                  14.614858                   14.861768
         12/31/91                  22.919501                   23.478804
         12/31/92                  23.371400                   23.896690
         12/31/93                  26.132634                   26.719754
         12/30/94                  24.559409                   25.014170
         12/29/95                  35.145006                   35.951771
         12/31/96                  36.005675                   36.712129
         12/31/97                  39.487603                   40.169735
         12/31/98                  44.907965                   45.571930
         12/31/99                  63.522034                   64.412428
         12/29/00                  45.191955                   45.417468
         12/31/01                  31.264020                   31.264020


                     American Century VP Income & Growth Subaccount
                     ----------------------------------------------

             Date          Unit Values without OEDB      Unit Values with OEDB
             ----          ------------------------      ---------------------
         10/31/97                  5.120425                     5.179070
         12/31/97                  5.510104                     5.575338
         12/31/98                  6.895263                     6.972279
         12/31/99                  8.010676                     8.080229
         12/29/00                  7.029772                     7.056685
         12/31/01                  6.331576                     6.331576


                          American Century VP Value Subaccount
                          ------------------------------------

             Date          Unit Values without OEDB      Unit Values with OEDB
             ----          ------------------------      ---------------------
         08/14/01                  6.867309                     6.886820
         12/31/01                  7.060567                     7.071357


                    Credit Suisse Trust-Emerging Markets Subaccount
                    -----------------------------------------------

             Date          Unit Values without OEDB      Unit Values with OEDB
             ----          ------------------------      ---------------------
         12/31/97                  11.549950                   11.732866
         12/31/98                   9.370418                    9.460603
         12/31/99                  16.791035                   16.985457
         12/29/00                  11.260454                   11.304223
         12/31/01                  10.000000                   10.000000


                     Dreyfus Socially Responsible Growth Subaccount
                     ----------------------------------------------

             Date          Unit Values without OEDB      Unit Values with OEDB
             ----          ------------------------      ---------------------
         12/29/00                  35.323341                   35.500821
         12/31/01                  26.792724                   26.834233

                       Fidelity VIP Contrafund(R) Subaccount
                       -------------------------------------
               Date          Unit Values without OEDB      Unit Values with OEDB
               ----          ------------------------      ---------------------
           01/31/00                  24.435529                   24.633560
           12/29/00                  23.238232                   23.352620
           12/31/01                  19.995058                   20.023336


                           Fidelity VIP Equity-Income Subaccount
                           -------------------------------------
               Date          Unit Values without OEDB      Unit Values with OEDB
               ----          ------------------------      ---------------------
           01/31/00                  20.982079                   21.150534
           12/29/00                  23.481335                   23.596625
           12/31/01                  21.878485                   21.909645


                               Fidelity VIP Growth Subaccount
                               ------------------------------
               Date          Unit Values without OEDB      Unit Values with OEDB
               ----          ------------------------      ---------------------
           01/31/00                  46.139546                   46.517027
           12/29/00                  41.538938                   41.745664
           12/31/01                  33.535498                   33.584222


                             Fidelity VIP Index 500 Subaccount
                             ---------------------------------
               Date          Unit Values without OEDB      Unit Values with OEDB
               ----          ------------------------      ---------------------
           01/31/00                 159.385785                  160.679786
           12/29/00                 149.582930                  150.322768
           12/31/01                 128.936161                  129.122135


                             JPMorgan Small Company Subaccount
                             ---------------------------------
               Date          Unit Values without OEDB      Unit Values with OEDB
               ----          ------------------------      ---------------------
           12/31/94                   5.023383                    5.082241
           12/29/95                   6.605960                    6.693971
           12/31/96                   7.945799                    8.052444
           12/31/97                   9.608517                    9.734017
           12/31/98                   8.921837                    9.003190
           12/31/99                  12.716442                   12.827310
           12/29/00                  11.068705                   11.110929
           12/31/01                  10.000000                   10.000000


                          Janus Aspen Aggressive Growth Subaccount
                          ----------------------------------------
               Date          Unit Values without OEDB      Unit Values with OEDB
               ----          ------------------------      ---------------------
           12/31/99                  54.951435                   55.416874
           12/29/00                  36.862603                   37.047234
           12/31/01                  21.893644                   21.927149

                           Janus Aspen Balanced Subaccount
                           -------------------------------
               Date          Unit Values without OEDB      Unit Values with OEDB
               ----          ------------------------      ---------------------
           12/31/99                  25.899181                   26.117902
           12/29/00                  25.118851                   25.244315
           12/31/01                  23.485194                   23.521064


                           Janus Aspen Growth Subaccount
                           -----------------------------
               Date          Unit Values without OEDB      Unit Values with OEDB
               ----          ------------------------      ---------------------
           12/31/99                  32.163924                   32.435914
           12/29/00                  26.962860                   27.097771
           12/31/01                  19.908734                   19.939186


                          Janus Aspen Worldwide Growth Subaccount
                          ---------------------------------------
               Date          Unit Values without OEDB      Unit Values with OEDB
               ----          ------------------------      ---------------------
           12/31/99                  45.494058                   45.878650
           12/29/00                  37.582851                   37.770783
           12/31/01                  28.593504                   28.637218


                             Scudder Capital Growth Subaccount
                             ---------------------------------
           05/12/97                  12.466727                   12.667115
           12/31/97                  14.553287                   14.754851
           12/31/98                  17.592325                   17.774851
           12/31/99                  23.332527                   23.493845
           12/31/00                  20.618658                   20.690185
           12/31/01                  16.290000                   16.290000


                              Scudder International Subaccount
                              --------------------------------
               Date          Unit Values without OEDB      Unit Values with OEDB
               ----          ------------------------      ---------------------
           05/08/97                  12.596365                   12.806970
           12/31/97                  12.753927                   12.940477
           12/31/98                  14.869132                   15.060853
           12/31/99                  22.728802                   23.030588
           12/31/00                  17.310832                   17.398849
           12/31/01                  11.707903                   11.707903

                         Scudder Government Securities Subaccount
                         ----------------------------------------

                Date          Unit Values without OEDB     Unit Values with OEDB
                ----          ------------------------     ---------------------
            09/03/87                   0.899442                    0.917690
            12/31/87                   0.901705                    0.919653
            12/31/88                   0.916410                    0.933702
            12/31/89                   1.035850                    1.056379
            12/31/90                   1.122670                    1.144902
            12/31/91                   1.278048                    1.304412
            12/31/92                   1.334235                    1.360207
            12/31/93                   1.400459                    1.426009
            12/30/94                   1.340137                    1.360675
            12/29/95                   1.574350                    1.598804
            12/31/96                   1.589400                    1.610211
            12/31/97                   1.705975                    1.725233
            12/31/98                   1.797661                    1.813756
            12/31/99                   1.780579                    1.791138
            12/29/00                   1.943924                    1.950262
            12/31/01                   2.054775                    2.054775


                                Scudder Growth Subaccount
                                -------------------------

               Date          Unit Values without OEDB      Unit Values with OEDB
               ----          ------------------------      ---------------------
            12/13/83                   1.012078                    1.022146
            12/31/83                   1.041759                    1.052403
            12/31/84                   1.140142                    1.152254
            12/31/85                   1.411301                    1.428900
            12/31/86                   1.522417                    1.541730
            12/31/87                   1.527070                    1.545297
            12/31/88                   1.511930                    1.528597
            12/31/89                   1.918366                    1.943325
            12/31/90                   1.902443                    1.925048
            12/31/91                   3.013285                    3.065413
            12/31/92                   3.075984                    3.125074
            12/31/93                   3.481170                    3.537390
            12/30/94                   3.288027                    3.332062
            12/29/95                   4.324968                    4.390805
            12/31/96                   5.192314                    5.271746
            12/31/97                   6.215254                    6.306781
            12/31/98                   7.044758                    7.133281
            12/31/99                   9.523053                    9.631428
            12/29/00                   7.550710                    7.584876
            12/31/01                   5.757976                    5.757976

                            Scudder High Yield Subaccount
                            -----------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------
        04/14/82                  1.013583                     1.024867
        12/31/82                  1.256653                     1.273474
        12/31/83                  1.425193                     1.445830
        12/31/84                  1.585483                     1.609757
        12/31/85                  1.909441                     1.942838
        12/31/86                  2.223329                     2.266093
        12/31/87                  2.323092                     2.366900
        12/31/88                  2.660547                     2.714268
        12/31/89                  2.586879                     2.633935
        12/31/90                  2.148248                     2.178038
        12/31/91                  3.239193                     3.301447
        12/31/92                  3.769448                     3.845813
        12/31/93                  4.471051                     4.567218
        12/30/94                  4.298167                     4.376151
        12/29/95                  4.980935                     5.071268
        12/31/96                  5.600475                     5.695963
        12/31/97                  6.156474                     6.249139
        12/31/98                  6.139493                     6.208759
        12/31/99                  6.165189                     6.211867
        12/29/00                  5.531830                     5.550726
        12/31/01                  5.582015                     5.582015


                       Scudder Investment Grade Bond Subaccount
                       ----------------------------------------

            Date          Unit Values without OEDB     Unit Values with OEDB
            ----          ------------------------     ---------------------
        05/01/96                  1.017446                     1.032830
        12/31/96                  1.043046                     1.057342
        12/31/97                  1.120250                     1.133495
        12/31/98                  1.190407                     1.201663
        12/31/99                  1.146517                     1.153497
        12/29/00                  1.239969                     1.244080
        12/31/01                  1.289019                     1.289019


                           Scudder Money Market Subaccount
                           -------------------------------

            Date          Unit Values without OEDB     Unit Values with OEDB
            ----          ------------------------     ---------------------
        04/06/82                  3.908625                     3.908625
        12/31/82                  4.211286                     4.211286
        12/31/83                  4.541690                     4.541690
        12/31/84                  4.963695                     4.963695
        12/31/85                  5.300781                     5.300781
        12/31/86                  5.577596                     5.577596
        12/31/87                  5.866264                     5.866264
        12/31/88                  6.221053                     6.221053
        12/31/89                  6.700719                     6.700719
        12/31/90                  7.149079                     7.149079
        12/31/91                  7.463373                     7.463373
        12/31/92                  7.603310                     7.603310
        12/31/93                  7.702022                     7.702022
        12/30/94                  7.885075                     7.885075
        12/29/95                  8.206595                     8.206595
        12/31/96                  8.488770                     8.488770

             12/31/97                   5.796164                    5.796164
             12/31/98                   9.104275                    9.104275
             12/31/99                   9.392072                    9.392072
             12/29/00                   9.800340                    9.800340
             12/31/01                   10.00000                    10.00000


                              Scudder Small Cap Growth Subaccount
                              -----------------------------------

                 Date          Unit Values without OEDB    Unit Values with OEDB
                 ----          ------------------------    ---------------------
             05/02/94                  1.014176                     1.026508
             12/30/94                  1.044358                     1.056342
             12/29/95                  1.332455                     1.349300
             12/31/96                  1.698609                     1.721542
             12/31/97                  2.252560                     2.285041
             12/31/98                  2.262858                     2.660125
             12/31/99                  3.483812                     3.523005
             12/29/00                  3.048940                     3.064001
             12/31/01                  2.130551                     2.130551


                              Scudder Technology Growth Subaccount
                              ------------------------------------

                 Date          Unit Values without OEDB    Unit Values with OEDB
                 ----          ------------------------    ---------------------
             05/03/99                  10.085996                   10.188382
             12/31/99                  17.809023                   18.050397
             12/29/00                  13.677721                   13.748944
             12/31/01                   9.078777                    9.078777


                                Scudder Total Return Subaccount
                                -------------------------------

                 Date          Unit Values without OEDB    Unit Values with OEDB
                 ----          ------------------------    ---------------------
             04/14/82                   1.010615                    1.019385
             12/31/82                   1.249902                    1.262906
             12/31/83                   1.453531                    1.470305
             12/31/84                   1.362626                    1.376609
             12/31/85                   1.732601                    1.754043
             12/31/86                   1.970919                    1.997103
             12/31/87                   1.955918                    1.980102
             12/31/88                   2.163707                    2.191351
             12/31/89                   2.653636                    2.692306
             12/31/90                   2.749300                    2.787542
             12/31/91                   3.757438                    3.822975
             12/31/92                   3.764571                    3.824005
             12/31/93                   4.165974                    4.231032
             12/30/94                   3.707462                    3.752671
             12/29/95                   4.614961                    4.675436
             12/31/96                   5.315777                    5.382906
             12/31/97                   6.290346                    6.365937
             12/31/98                   7.135517                    7.208772
             12/31/99                   8.064253                    8.126857
             12/29/00                   7.716275                    7.745098
             12/31/01                   7.122287                    7.122287

                              PERFORMANCE FIGURES
                            (as of December 31, 2001)
        (Standardized and Non-Standardized without any optional benefit)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Total Return           Average Annual
                                                                                        (Non-Standardized)(1)        Total Return
                                                                                                                   (Standardized)(2)
------------------------------------------------------------------------------------------------------------------------------------
                                          Inception       YTD           Ending        Cumulative      Annualized        Annualized
                                            Date        Return(3)       Value(4)        Return          Return            Return
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth(8)                                -13.35%
Life of Subaccount                        05/03/1999                    $34,368        -14.08%          -5.53%              N/A
Life of Portfolio                         01/06/1989                    245,530        513.83%          14.99%              N/A
Ten Years                                                               140,184        250.46%          13.36%              N/A
Five Years                                                               69,277         73.19%          11.61%              N/A
Three Years                                                              38,133         -4.67%          -1.58%              N/A
One Year                                                                 34,636        -13.41%         -13.41%              N/A
------------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth(8)                          -8.13%
Life of Subaccount                        07/03/2000                     34,334        -14.17%          -9.71%              N/A
Life of Portfolio                         04/30/1993                    158,030        295.08%          17.16%              N/A
Ten Years                                                                   N/A            N/A             N/A              N/A
Five Years                                                               74,781         86.95%          13.33%              N/A
Three Years                                                              51,246         28.12%           8.61%              N/A
One Year                                                                 36,725         -8.19%          -8.19%              N/A
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization(8)                  -30.82%
Life of Subaccount                        05/03/1999                     26,991        -32.52%         -13.72%              N/A
Life of Portfolio                         09/20/1988                    144,082        260.20%          10.12%              N/A
Ten Years                                                                54,323         35.81%           3.11%              N/A
Five Years                                                               34,612        -13.47%          -2.85%              N/A
Three Years                                                              27,775        -30.56%         -11.45%              N/A
One Year                                                                 27,648        -30.88%         -30.88%              N/A
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth(8)                   -9.93%
Life of Subaccount                        05/03/1999                     34,403        -13.99%          -5.50%              N/A
Life of Portfolio                         10/30/1997                     49,361         23.40%           5.17%              N/A
Ten Years                                                                   N/A            N/A             N/A              N/A
Five Years                                                                  N/A            N/A             N/A              N/A
Three Years                                                              36,658         -8.36%          -2.87%              N/A
One Year                                                                 36,003         -9.99%          -9.99%              N/A
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value                                 2.81%
Life of Subaccount                        07/15/2002                        N/A            N/A             N/A              N/A
Life of Portfolio                         08/14/2001                     41,117          2.79%           2.79%              N/A
Ten Years                                                                   N/A            N/A             N/A              N/A
Five Years                                                                  N/A            N/A             N/A              N/A
Three Years                                                                 N/A            N/A             N/A              N/A
One Year                                                                    N/A            N/A             N/A              N/A
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust-Emerging Markets(8)                 -11.19%
Life of Subaccount                        05/01/1998                     28,916        -27.71%          -8.46%           -9.37%
Life of Portfolio                         12/31/1997                     34,536        -13.66%          -3.60%              N/A
Ten Years                                                                   N/A            N/A             N/A              N/A
Five Years                                                                  N/A            N/A             N/A              N/A
Three Years                                                              42,616          6.54%           2.13%            0.58%
One Year                                                                 35,499        -11.25%         -11.25%          -16.85%
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth                     -24.15%
Life of Subaccount                        07/15/2002                        N/A            N/A             N/A              N/A
Life of Portfolio                         12/29/2000                     30,316        -24.21%         -24.10%              N/A
Ten Years                                                                   N/A            N/A             N/A              N/A
Five Years                                                                  N/A            N/A             N/A              N/A
Three Years                                                                 N/A            N/A             N/A              N/A
One Year                                                                 30,316        -24.21%         -24.21%              N/A
------------------------------------------------------------------------------------------------------------------------------------

  The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page 84 for additional information.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Total Return           Average Annual
                                                                                        (Non-Standardized)(1)        Total Return
                                                                                                                   (Standardized)(2)
------------------------------------------------------------------------------------------------------------------------------------
                                        Inception         YTD          Ending        Cumulative     Annualized       Annualized
                                          Date          Return(3)      Value(4)        Return         Return           Return
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)                              -13.96%
Life of Subaccount                      07/15/2002                       N/A             N/A             N/A             N/A
Life of Portfolio                       01/12/2000                   $32,684         -18.29%          -9.75%             N/A
Ten Years                                                                N/A             N/A             N/A             N/A
Five Years                                                               N/A             N/A             N/A             N/A
Three Years                                                              N/A             N/A             N/A             N/A
One Year                                                              34,394         -14.02%         -14.02%             N/A
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                               -6.83%
Life of Subaccount                      07/15/2002                       N/A             N/A             N/A             N/A
Life of Portfolio                       01/12/2000                    39,030          -2.43%          -1.24%             N/A
Ten Years                                                                N/A             N/A             N/A             N/A
Five Years                                                               N/A             N/A             N/A             N/A
Three Years                                                              N/A             N/A             N/A             N/A
One Year                                                              37,246          -6.89%          -6.89%             N/A
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                     -19.27%
Life of Subaccount                      07/15/2002                       N/A             N/A             N/A             N/A
Life of Portfolio                       01/12/2000                    29,026         -27.44%         -15.02%             N/A
Ten Years                                                                N/A             N/A             N/A             N/A
Five Years                                                               N/A             N/A             N/A             N/A
Three Years                                                              N/A             N/A             N/A             N/A
One Year                                                              32,269         -19.33%         -19.33%             N/A
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500                                  -13.80%
Life of Subaccount                      07/15/2002                       N/A             N/A             N/A             N/A
Life of Portfolio                       01/12/2000                    32,311         -19.22%         -10.27%             N/A
Ten Years                                                                N/A             N/A             N/A             N/A
Five Years                                                               N/A             N/A             N/A             N/A
Three Years                                                              N/A             N/A             N/A             N/A
One Year                                                              34,455         -13.86%         -13.86%             N/A
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company(8)                                -9.66%
Life of Subaccount                      05/03/1999                    44,713          11.78%           4.27%           2.48%
Life of Portfolio                       12/31/1994                    79,459          98.65%          10.29%             N/A
Ten Years                                                                N/A             N/A             N/A             N/A
Five Years                                                            50,221          25.55%           4.66%             N/A
Three Years                                                           44,762          11.90%           3.82%             N/A
One Year                                                              36,114          -9.72%          -9.72%         -15.41%
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth                           -40.61%
Life of Subaccount                      07/15/2002                       N/A             N/A             N/A             N/A
Life of Portfolio                       12/31/1999                    15,889         -60.28%         -36.94%             N/A
Ten Years                                                                N/A             N/A             N/A             N/A
Five Years                                                               N/A             N/A             N/A             N/A
Three Years                                                              N/A             N/A             N/A             N/A
One Year                                                              23,733         -40.67%         -40.67%             N/A
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced                                     -6.50%
Life of Subaccount                      07/15/2002                       N/A             N/A             N/A             N/A
Life of Portfolio                       12/31/1999                    36,224          -9.44%          -4.83%             N/A
Ten Years                                                                N/A             N/A             N/A             N/A
Five Years                                                               N/A             N/A             N/A             N/A
Three Years                                                              N/A             N/A             N/A             N/A
One Year                                                              37,375          -6.56%          -6.56%             N/A
------------------------------------------------------------------------------------------------------------------------------------

  The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page 84 for additional information.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Total Return           Average Annual
                                                                                        (Non-Standardized)(1)        Total Return
                                                                                                                   (Standardized)(2)
------------------------------------------------------------------------------------------------------------------------------------
                                            Inception        YTD          Ending       Cumulative     Annualized       Annualized
                                              Date        Return(3)      Value(4)        Return         Return           Return
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth                                         -26.16%
Life of Subaccount                          07/15/2002                      N/A            N/A             N/A              N/A
Life of Portfolio                           12/31/1999                  $24,711        -38.22%         -21.38%              N/A
Ten Years                                                                   N/A            N/A             N/A              N/A
Five Years                                                                  N/A            N/A             N/A              N/A
Three Years                                                                 N/A            N/A             N/A              N/A
One Year                                                                 29,511        -26.22%         -26.22%              N/A
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth(5)                            -23.92%
Life of Subaccount                          07/15/2002                      N/A            N/A             N/A              N/A
Life of Portfolio                           12/31/1999                   25,092        -37.27%         -20.77%              N/A
Ten Years                                                                   N/A            N/A             N/A              N/A
Five Years                                                                  N/A            N/A             N/A              N/A
Three Years                                                                 N/A            N/A             N/A              N/A
One Year                                                                 30,409        -23.98%         -23.98%              N/A
------------------------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth                                     -20.99%
Life of Subaccount                          07/15/2002                      N/A            N/A             N/A              N/A
Life of Portfolio                           05/12/1997                   52,267         30.39%           5.88%              N/A
Ten Years                                                                   N/A            N/A             N/A              N/A
Five Years                                                                  N/A            N/A             N/A              N/A
Three Years                                                              37,039         -7.58%          -2.59%              N/A
One Year                                                                 31,602        -21.05%         -21.05%              N/A
------------------------------------------------------------------------------------------------------------------------------------
Scudder International(5)                                   -32.37%
Life of Subaccount                          06/15/1998                   32,490        -18.99%          -5.76%              N/A
Life of Portfolio                           05/08/1997                      N/A            N/A             N/A              N/A
Ten Years                                                                   N/A            N/A             N/A              N/A
Five Years                                                                  N/A            N/A             N/A              N/A
Three Years                                                              31,496        -21.44%          -7.73%              N/A
One Year                                                                 27,053        -32.43%         -32.43%              N/A
------------------------------------------------------------------------------------------------------------------------------------
Scudder Government Securities(8)                             5.70%
Life of Subaccount                          11/06/1989                   80,028        100.07%           5.87%              N/A
Life of Portfolio                           09/03/1987                   91,036        127.59%           5.90%              N/A
Ten Years                                                                64,070         60.17%           4.82%              N/A
Five Years                                                               51,592         28.98%           5.22%              N/A
Three Years                                                              45,649         14.12%           4.50%              N/A
One Year                                                                 42,257          5.64%           5.64%              N/A
------------------------------------------------------------------------------------------------------------------------------------
Scudder Growth(8)                                          -23.74%
Life of Subaccount                          12/13/1983                  227,137        467.84%          10.09%              N/A
Life of Portfolio                           12/13/1983                  227,137        467.84%          10.09%              N/A
Ten Years                                                                76,195         90.49%           6.66%              N/A
Five Years                                                               44,238         10.59%           2.03%              N/A
Three Years                                                              32,622        -18.45%          -6.57%              N/A
One Year                                                                 30,479        -23.80%         -23.80%              N/A
------------------------------------------------------------------------------------------------------------------------------------
Scudder High Yield(6)(8)                                     0.91%
Life of Subaccount                          04/14/1982                  219,815        449.54%           9.02%              N/A
Life of Portfolio                           04/14/1982                  219,815        449.54%           9.02%              N/A
Ten Years                                                                68,691         71.73%           5.56%              N/A
Five Years                                                               39,748         -0.63%          -0.13%              N/A
Three Years                                                              36,296         -9.26%          -3.19%              N/A
One Year                                                                 40,339          0.85%           0.85%              N/A
------------------------------------------------------------------------------------------------------------------------------------


  The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page 84 for additional information.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Total Return           Average Annual
                                                                                        (Non-Standardized)(1)        Total Return
                                                                                                                   (Standardized)(2)
------------------------------------------------------------------------------------------------------------------------------------
                                            Inception         YTD          Ending        Cumulative     Annualized       Annualized
                                              Date         Return(3)      Value(4)         Return         Return           Return
------------------------------------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond(8)                             3.96%
Life of Subaccount                          05/01/1996                    $50,541          26.35%           4.21%            N/A
Life of Portfolio                           05/01/1996                     50,541          26.35%           4.21%            N/A
Ten Years                                                                     N/A             N/A             N/A            N/A
Five Years                                                                 49,313          23.28%           4.27%            N/A
Three Years                                                                43,242           8.10%           2.63%            N/A
One Year                                                                   41,558           3.90%           3.90%            N/A
------------------------------------------------------------------------------------------------------------------------------------
Scudder Money Market #1(7)(8)                                2.04%
Life of Subaccount                          04/06/1982                    101,864         154.66%           4.85%            N/A
Life of Portfolio                           04/06/1982                    101,864         154.66%           4.85%            N/A
Ten Years                                                                  53,355          33.39%           2.92%            N/A
Five Years                                                                 47,001          17.50%           3.28%            N/A
Three Years                                                                43,863           9.66%           3.12%            N/A
One Year                                                                   40,791           1.98%           1.98%            N/A
------------------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth(8)                                -30.12%
Life of Subaccount                          05/02/1994                     83,847         109.62%          10.13%            N/A
Life of Portfolio                           05/02/1994                     83,847         109.62%          10.13%            N/A
Ten Years                                                                     N/A             N/A             N/A            N/A
Five Years                                                                 50,052          25.13%           4.59%            N/A
Three Years                                                                32,371         -19.07%          -6.81%            N/A
One Year                                                                   27,927         -30.18%         -30.18%            N/A
------------------------------------------------------------------------------------------------------------------------------------
Scudder Technology Growth(8)                               -33.62%
Life of Subaccount                          05/03/1999                     35,942         -10.15%          -3.93%            N/A
Life of Portfolio                           05/03/1999                     35,942         -10.15%          -3.93%            N/A
Ten Years                                                                     N/A             N/A             N/A            N/A
Five Years                                                                    N/A             N/A             N/A            N/A
Three Years                                                                   N/A             N/A             N/A            N/A
One Year                                                                   26,527         -33.68%         -33.68%            N/A
------------------------------------------------------------------------------------------------------------------------------------
Scudder Total Return(6)(8)                                  -7.70%
Life of Subaccount                          04/14/1982                    281,426         603.56%          10.39%            N/A
Life of Portfolio                           04/14/1982                    281,426         603.56%          10.39%            N/A
Ten Years                                                                  75,581          88.95%           6.57%            N/A
Five Years                                                                 53,474          33.68%           5.98%            N/A
Three Years                                                                39,854          -0.37%          -0.12%            N/A
One Year                                                                   36,897          -7.76%          -7.76%            N/A
------------------------------------------------------------------------------------------------------------------------------------

  The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page 84 for additional information.

                           PERFORMANCE FIGURES--NOTES

*        N/A Not Applicable

(1) The Non-Standardized Total Return figures quoted are based on a hypothetical $40,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal Charge and any charge for applicable premium taxes which may be imposed in certain states. The Nonstandardized Total Return figures do not reflect the current charge for the Optional Enhanced Death Benefit options. If such charges were reflected, Nonstandardized Total Return would be lower.

         Nonstandardized performance is provided for the period commencing with the offering of the applicable underlying fund shares. The Class S Shares of The Alger American Fund and the Class B Shares of the Scudder Variable Series II were first offered to the public on May 1, 2002. Nonstandardized performance figures shown for periods prior to the date of this SAI reflect the historical performance of the Alger American Fund Class O Shares and the Scudder Variable Series II Initial Class Shares, which do not have 12b-1 plan fees, for the period prior to May 1, 2002, and for the Alger Class S Shares and the Scudder Class B Shares for the period between May 1, 2002 and the date of this SAI, adjusted to reflect the current charges under the Contract as if they had been available throughout the periods shown. The historical Performance of the Alger Class O Shares and the Scudder Initial Class Shares has not been adjusted to reflect the deduction of the 12b-1 plan fees. If these fees were taken into consideration, the performance figures shown would be lower.

(2) Except for the Credit Suisse Trust-Emerging Markets Subaccount and the JPMorgan Small Company Subaccount, none of the Subaccounts investing in these underlying funds existed prior to the date of this Statement of Additional Information. Accordingly, no standardized performance is available for these new Subaccounts. We will show standardized performance in the future, as it becomes available.

(3) The Year to Date percentage return figures quoted are based on the change in unit values.

(4) The Ending Values quoted are based on a $40,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal Charge and any charge for applicable premium taxes which may be imposed in certain states.

(5) There are special risks associated with investing in non-U.S. companies, including fluctuating foreign currency exchange rates, foreign governmental regulations and differing degrees of liquidity that may adversely affect portfolio securities.

(6) The high yield potential offered by these Subaccounts reflect the substantial risks associated with investments in high-yield bonds.

(7) An investment in the Scudder Money Market Subaccount is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Scudder Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share. Scudder Money Market Subaccount #2 is not shown because it is available only for dollar cost averaging that will deplete your Subaccount Value entirely at least by the end of the first Contribution Year.


(8) Returns are based on the non-12b-1 Share class, which exclude 12b-1 fees. Returns would be lower if these fees were taken into consideration.

                               PERFORMANCE FIGURES
                            (as of December 31, 2001)
    (Standardized and Non-Standardized with Zurich Safeguard/SM/ Plus)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Total Return           Average Annual
                                                                                       (Non-Standardized)(1)        Total Return
                                                                                                                   (Standardized)(2)
------------------------------------------------------------------------------------------------------------------------------------
                                          Inception        YTD         Ending         Cumulative     Annualized      Annualized
                                            Date        Return(3)     Value(4)          Return         Return          Return
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth(8)                                 -13.69%
Life of Subaccount                       05/03/1999                   $34,007           -14.98%        -5.91%            N/A
Life of Portfolio                        01/06/1989                   243,871           509.68%        14.93%            N/A
Ten Years                                                             138,884           247.21%        13.26%            N/A
Five Years                                                             68,608            71.52%        11.39%            N/A
Three Years                                                            37,727            -5.68%        -1.93%            N/A
One Year                                                               34,499           -13.75%       -13.75%            N/A
------------------------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth(8)                           -8.47%
Life of Subaccount                       07/03/2000                    34,130          -14.68%        -10.07%            N/A
Life of Portfolio                        04/30/1993                   156,895          292.24%         17.06%            N/A
Ten Years                                                                 N/A              N/A            N/A            N/A
Five Years                                                             74,113           85.28%         13.13%            N/A
Three Years                                                            50,840           27.10%          8.32%            N/A
One Year                                                               36,588           -8.53%         -8.53%            N/A
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization(8)                   -31.16%
Life of Subaccount                       05/03/1999                    26,630          -33.43%        -14.15%            N/A
Life of Portfolio                        09/20/1988                   142,388          255.97%         10.03%            N/A
Ten Years                                                              53,023           32.56%          2.86%            N/A
Five Years                                                             33,944          -15.14%         -3.23%            N/A
Three Years                                                            27,369          -31.58%        -11.88%            N/A
One Year                                                               27,511          -31.22%        -31.22%            N/A
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth(8)                   -10.28%
Life of Subaccount                       05/03/1999                    34,042          -14.90%         -5.87%            N/A
Life of Portfolio                        10/30/1997                    48,801           22.00%          4.88%            N/A
Ten Years                                                                 N/A              N/A            N/A            N/A
Five Years                                                                N/A              N/A            N/A            N/A
Three Years                                                            36,252           -9.37%         -3.23%            N/A
One Year                                                               35,866          -10.34%        -10.34%            N/A
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value                                  2.68%
Life of Subaccount                       07/15/2002                       N/A              N/A            N/A            N/A
Life of Portfolio                        08/14/2001                    41,063            2.66%          2.66%            N/A
Ten Years                                                                 N/A              N/A            N/A            N/A
Five Years                                                                N/A              N/A            N/A            N/A
Three Years                                                               N/A              N/A            N/A            N/A
One Year                                                                  N/A              N/A            N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust-Emerging Markets(8)                  -11.54%
Life of Subaccount                       05/01/1998                     28,420         -28.95%         -8.89%         -9.80%
Life of Portfolio                        12/31/1997                     33,996         -15.01%         -3.98%            N/A
Ten Years                                                                  N/A             N/A            N/A            N/A
Five Years                                                                 N/A             N/A            N/A            N/A
Three Years                                                             42,209           5.52%          1.81%          0.25%
One Year                                                                35,361         -11.60%        -11.60%        -17.17%
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth                      -24.41%
Life of Subaccount                       07/15/2002                        N/A             N/A            N/A            N/A
Life of Portfolio                        12/29/2000                     30,211         -24.47%        -24.36%            N/A
Ten Years                                                                  N/A             N/A            N/A            N/A
Five Years                                                                 N/A             N/A            N/A            N/A
Three Years                                                                N/A             N/A            N/A            N/A
One Year                                                                30,211         -24.47%        -24.47%            N/A
------------------------------------------------------------------------------------------------------------------------------------

  The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page 89 for additional information.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Total Return            Average Annual
                                                                                       (Non-Standardized)(1)         Total Return
                                                                                                                   (Standardized)(2)
------------------------------------------------------------------------------------------------------------------------------------
                                         Inception          YTD         Ending         Cumulative      Annualized      Annualized
                                           Date           Return(3)     Value(4)          Return          Return          Return
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)                                -14.26%
Life of Subaccount                      07/15/2002                         N/A              N/A             N/A             N/A
Life of Portfolio                       01/12/2000                     $32,467          -18.83%         -10.05%             N/A
Ten Years                                                                  N/A              N/A             N/A             N/A
Five Years                                                                 N/A              N/A             N/A             N/A
Three Years                                                                N/A              N/A             N/A             N/A
One Year                                                                34,273          -14.32%         -14.32%             N/A
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                 -7.15%
Life of Subaccount                      07/15/2002                         N/A              N/A             N/A             N/A
Life of Portfolio                       01/12/2000                      39,074           -2.31%          -1.18%             N/A
Ten Years                                                                  N/A              N/A             N/A             N/A
Five Years                                                                 N/A              N/A             N/A             N/A
Three Years                                                                N/A              N/A             N/A             N/A
One Year                                                                37,116           -7.21%          -7.21%             N/A
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                                       -19.55%
Life of Subaccount                      07/15/2002                         N/A              N/A             N/A             N/A
Life of Portfolio                       01/12/2000                      28,832          -27.92%         -15.31%             N/A
Ten Years                                                                  N/A              N/A             N/A             N/A
Five Years                                                                 N/A              N/A             N/A             N/A
Three Years                                                                N/A              N/A             N/A             N/A
One Year                                                                 32,156         -19.61%         -19.61%             N/A
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Index 500                                    -14.10%
Life of Subaccount                      07/15/2002                         N/A              N/A             N/A             N/A
Life of Portfolio                       01/12/2000                      32,097          -19.76%         -10.57%             N/A
Ten Years                                                                  N/A              N/A             N/A             N/A
Five Years                                                                 N/A              N/A             N/A             N/A
Three Years                                                                N/A              N/A             N/A             N/A
One Year                                                                34,335          -14.16%         -14.16%             N/A
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company(8)                                 -10.00%
Life of Subaccount                      05/03/1999                      44,353           10.88%           3.95%           2.17%
Life of Portfolio                       12/31/1994                      78,537           96.34%          10.11%             N/A
Ten Years                                                                  N/A              N/A             N/A             N/A
Five Years                                                              49,554           23.89%           4.38%             N/A
Three Years                                                             44,357           10.89%           3.51%             N/A
One Year                                                                35,977          -10.06%         -10.06%         -15.73%
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth                             -40.81%
Life of Subaccount                      07/15/2002                         N/A              N/A             N/A             N/A
Life of Portfolio                       12/31/1999                      15,779          -60.55%         -37.15%             N/A
Ten Years                                                                  N/A              N/A             N/A             N/A
Five Years                                                                 N/A              N/A             N/A             N/A
Three Years                                                                N/A              N/A             N/A             N/A
One Year                                                                23,651          -40.87%         -40.87%             N/A
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced                                       -6.83%
Life of Subaccount                      07/15/2002                         N/A              N/A             N/A             N/A
Life of Portfolio                       12/31/1999                      35,975          -10.06%          -5.16%             N/A
Ten Years                                                                  N/A              N/A             N/A             N/A
Five Years                                                                 N/A              N/A             N/A             N/A
Three Years                                                                N/A              N/A             N/A             N/A
One Year                                                                37,245           -6.89%          -6.89%             N/A
------------------------------------------------------------------------------------------------------------------------------------

  The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page 89 for additional information.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Total Return            Average Annual
                                                                                       (Non-Standardized)(1)         Total Return
                                                                                                                   (Standardized)(2)
------------------------------------------------------------------------------------------------------------------------------------
                                         Inception         YTD         Ending         Cumulative      Annualized      Annualized
                                           Date         Return(3)     Value(4)          Return          Return          Return
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth                                       -26.42%
Life of Subaccount                       07/15/2002                       N/A              N/A            N/A             N/A
Life of Portfolio                        12/31/1999                   $24,541          -38.65%        -21.65%             N/A
Ten Years                                                                 N/A              N/A            N/A             N/A
Five Years                                                                N/A              N/A            N/A             N/A
Three Years                                                               N/A              N/A            N/A             N/A
One Year                                                               29,409          -26.48%        -26.48%             N/A
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth(5)                          -24.18%
Life of Subaccount                       07/15/2002                       N/A              N/A            N/A             N/A
Life of Portfolio                        12/31/1999                    24,920          -37.70%        -21.04%             N/A
Ten Years                                                                 N/A              N/A            N/A             N/A
Five Years                                                                N/A              N/A            N/A             N/A
Three Years                                                               N/A              N/A            N/A             N/A
One Year                                                               30,303          -24.24%        -24.24%             N/A
------------------------------------------------------------------------------------------------------------------------------------
Scudder Capital Growth                                   -21.27%
Life of Subaccount                       07/15/2002                       N/A              N/A            N/A             N/A
Life of Portfolio                        05/12/1997                    51,440           28.32%          5.52%             N/A
Ten Years                                                                 N/A              N/A            N/A             N/A
Five Years                                                                N/A              N/A            N/A             N/A
Three Years                                                            36,659           -8.53%         -2.93%             N/A
One Year                                                               31,493          -21.33%        -21.33%             N/A
------------------------------------------------------------------------------------------------------------------------------------
Scudder International(5)                                 -32.71%
Life of Subaccount                       06/15/1998                    32,019          -19.95%         -6.08%             N/A
Life of Portfolio                        05/08/1997                       N/A              N/A            N/A             N/A
Ten Years                                                                 N/A              N/A            N/A             N/A
Five Years                                                                N/A              N/A            N/A             N/A
Three Years                                                            31,095          -22.44%         -8.12%             N/A
One Year                                                               26,917          -32.77%        -32.77%             N/A
------------------------------------------------------------------------------------------------------------------------------------
Scudder Government Securities(8)                           5.36%
Life of Subaccount                       11/06/1989                    78,468           96.17%          5.70%             N/A
Life of Portfolio                        09/03/1987                    89,219          123.05%          5.75%             N/A
Ten Years                                                              62,770           56.93%          4.61%             N/A
Five Years                                                             50,924           27.31%          4.95%             N/A
Three Years                                                            45,243           13.11%          4.19%             N/A
One Year                                                               42,120            5.30%          5.30%             N/A
------------------------------------------------------------------------------------------------------------------------------------
Scudder Growth(8)                                        -24.09%
Life of Subaccount                      12/13/1983                    224,895          462.24%         10.03%             N/A
Life of Portfolio                       12/13/1983                    224,895          462.24%         10.03%             N/A
Ten Years                                                              74,895           87.24%          6.47%             N/A
Five Years                                                             43,569            8.92%          1.72%             N/A
Three Years                                                            32,216          -19.46%         -6.96%             N/A
One Year                                                               30,342          -24.15%        -24.15%             N/A
------------------------------------------------------------------------------------------------------------------------------------
Scudder High Yield(6)(8)                                   0.56%
Life of Subaccount                      04/14/1982                    217,390          443.47%          8.96%             N/A
Life of Portfolio                       04/14/1982                    217,390          443.47%          8.96%             N/A
Ten Years                                                              67,391           68.48%          5.35%             N/A
Five Years                                                             39,080           -2.30%         -0.46%             N/A
Three Years                                                            35,890          -10.27%         -3.55%             N/A
One Year                                                               40,201            0.50%          0.50%             N/A
------------------------------------------------------------------------------------------------------------------------------------

  The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page 89 for additional information.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Total Return           Average Annual
                                                                                       (Non-Standardized)(1)        Total Return
                                                                                                                  (Standardized)(2)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Inception         YTD         Ending         Cumulative     Annualized      Annualized
                                           Date         Return(3)     Value(4)          Return         Return          Return
-----------------------------------------------------------------------------------------------------------------------------------
Scudder Investment Grade Bond(8)                          3.61%
Life of Subaccount                      05/01/1996                     $49,786           24.46%         3.93%            N/A
Life of Portfolio                       05/01/1996                      49,786           24.46%         3.93%            N/A
Ten Years                                                                  N/A              N/A           N/A            N/A
Five Years                                                              48,645           21.61%         3.99%            N/A
Three Years                                                             42,836            7.09%         2.31%            N/A
One Year                                                                41,421            3.55%         3.55%            N/A
-----------------------------------------------------------------------------------------------------------------------------------
Scudder Money Market #1(7)(8)                             2.04%
Life of Subaccount                      04/06/1982                     101,864          154.66%         4.85%            N/A
Life of Portfolio                       04/06/1982                     101,864          154.66%         4.85%            N/A
Ten Years                                                               53,355           33.39%         2.92%            N/A
Five Years                                                              47,001           17.50%         3.28%            N/A
Three Years                                                             43,863            9.66%         3.12%            N/A
One Year                                                                40,791            1.98%         1.98%            N/A
-----------------------------------------------------------------------------------------------------------------------------------
Scudder Small Cap Growth(8)                             -30.47%
Life of Subaccount                      05/02/1994                      82,837          107.09%         9.95%            N/A
Life of Portfolio                       05/02/1994                      82,837          107.09%         9.95%            N/A
Ten Years                                                                  N/A              N/A           N/A            N/A
Five Years                                                              49,383           23.46%         4.30%            N/A
Three Years                                                             31,965          -20.09%        -7.20%            N/A
One Year                                                                27,790          -30.53%       -30.53%            N/A
-----------------------------------------------------------------------------------------------------------------------------------
Scudder Technology Growth(8)                            -33.97%
Life of Subaccount                      05/03/1999                      35,580          -11.05%        -4.30%            N/A
Life of Portfolio                       05/03/1999                      35,580          -11.05%        -4.30%            N/A
Ten Years                                                                  N/A              N/A           N/A            N/A
Five Years                                                                 N/A              N/A           N/A            N/A
Three Years                                                                N/A              N/A           N/A            N/A
One Year                                                                26,389          -34.03%       -34.03%            N/A
-----------------------------------------------------------------------------------------------------------------------------------
Scudder Total Return(6)(8)                               -8.04%
Life of Subaccount                      04/14/1982                     279,000          597.50%        10.35%            N/A
Life of Portfolio                       04/14/1982                     279,000          597.50%        10.35%            N/A
Ten Years                                                               74,281           85.70%         6.39%            N/A
Five Years                                                              52,805           32.01%         5.71%            N/A
Three Years                                                             39,448           -1.38%        -0.46%            N/A
One Year                                                                36,759           -8.10%        -8.10%            N/A
-----------------------------------------------------------------------------------------------------------------------------------

  The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page 89 for additional information.

                           PERFORMANCE FIGURES--NOTES

*    N/A Not Applicable

(1) The Non-Standardized Total Return figures quoted are based on a hypothetical $40,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract as well as the applicable Withdrawal charge that may be imposed at the end of the quoted period and the charge for Zurich Safeguard/SM/ Plus. Non-Standardized Total Return Figures would be higher if the Zurich Safeguard/SM/ charge of 0.20% was used instead of the Zurich Safeguard/SM/ Plus charge of 0.35%. Premium taxes are not reflected.

     Nonstandardized performance is provided for the period commencing with the offering of the applicable underlying fund shares. The Class S Shares of The Alger American Fund and the Class B Shares of the Scudder Variable Series II were first offered to the public on May 1, 2002. Nonstandardized performance figures shown for periods prior to the date of this SAI reflect the historical performance of the Alger American Fund Class O Shares and the Scudder Variable Series I and II Initial Class Shares, which do not have 12b-1 plan fees, for the period prior to May 1, 2002, and for the Alger Class S Shares and the Scudder Class B Shares for the period between May 1, 2002 and the date of this SAI, adjusted to reflect the current charges under the Contract as if they had been available throughout the periods shown. The historical Performance of the Alger Class O Shares and the Scudder Initial Class Shares has not been adjusted to reflect the deduction of the 12b-1 plan fees. If these fees were taken into consideration, the performance figures shown would be lower.

(2) Except for the Credit Suisse Trust-Emerging Markets Subaccount and the JPMorgan Small Company Subaccount, none of the Subaccounts investing in these underlying funds existed prior to the date of this Statement of Additional Information. Accordingly, no standardized performance is available for these new Subaccounts. We will show standardized performance in the future, as it becomes available.


(3) The Year to Date percentage return figures quoted are based on the change in unit values.

(4) The Ending Values quoted are based on a $40,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract as well as the applicable Withdrawal Charge but not premium taxes which may be imposed in certain states.

(5) There are special risks associated with investing in non-U.S. companies, including fluctuating foreign currency exchange rates, foreign governmental regulations and differing degrees of liquidity that may adversely affect portfolio securities.

(6) The high yield potential offered by these Subaccounts reflect the substantial risks associated with investments in high-yield bonds.

(7) An investment in the Scudder Money Market Subaccount #1 is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Scudder Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share. Scudder Money Market Subaccount #2 is not shown because it is available only for dollar cost averaging that will deplete your Subaccount Value entirely at least by the end of the first Contribution Year.


(8) Returns are based on the non-12b-1 Share class, which exclude 12b-1 fees. Returns would be lower if these fees were taken into consideration.

TAX-DEFERRED ACCUMULATION

                                  NON-QUALIFIED
                                     ANNUITY                    CONVENTIONAL
                             After-tax contributions            SAVINGS PLAN
                            and tax-deferred earnings             After-tax
                            -------------------------           Contributions
                                               Taxable Lump      and taxable
                         No Withdrawals       Sum Withdrawal      Earnings
                         --------------       --------------      --------
10 Years                   $107,946              $ 86,448         $ 81,693
20 Years                    233,048               165,137          133,476
30 Years                    503,133               335,021          218,082

This chart compares the accumulation of a $50,000 initial investment into a Non-Qualified Annuity and a Conventional Savings Plan. Contributions to the Non-Qualified Annuity and the Conventional Savings Plan are made after-tax. Only the gain in the Non-Qualified Annuity will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 37.1% federal marginal tax rate and an 8% annual return. The 37.1% federal marginal tax is based on a marginal tax rate of 36%, representative of the target market, adjusted to reflect a decrease of $3 of itemized deductions for each $100 of income over $117,950. Tax rates are subject to change as is the tax-deferred treatment of the Contracts. Income on Non-Qualified Annuities is taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See "Federal Income Taxes" in the Prospectus. The chart does not reflect the following annuity charges and expenses: 1.55% mortality and expense risk; .15% administration charges; 7.0% maximum deferred withdrawal charge; and $30 annual records maintenance charge. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contracts. [IMPORTANT--THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN].

Unlike savings plans, contributions to Non-Qualified Annuities provide tax-deferred treatment on earnings. In addition, contributions to tax-deferred retirement annuities are not subject to current tax in the year of contribution. When monies are received from a Non-Qualified Annuity (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.
                                      90

APPENDIX B

STATE PREMIUM TAX CHART


                                                         Rate of Tax
                                                         -----------
                                                  Qualified       Non-Qualified
State                                             Plans           Plans
-----                                             -----           -----

California                                        0.50%*          2.35%*
Maine                                             2.00%           2.00%
Nevada                                            3.50%           3.50%
South Dakota                                      --              1.25%
West Virginia                                     1.00%           1.00%
Wyoming                                           --              1.00%



* Taxes become due when annuity benefits commence, rather than when the premiums are collected. At the time of annuitization, the premium tax payable will be charged against the Contract Value. KILICO reserves the right to deduct taxes when assessed.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements included in Part B:

          KILICO Variable Annuity Separate Account

                 Report of Independent Accountants

                 Statement of Assets and Liabilities and Contract Owners' Equity as of December 31, 2001

                 Statement of Operations for the Year Ended December 31, 2001

                 Statements of Changes in Contract Owners' Equity for the Years Ended December 31, 2001 and 2000

                 Notes to Financial Statements

          Kemper Investors Life Insurance Company and Subsidiaries

                 Report of Independent Accountants

                 Kemper Investors Life Insurance Company and Subsidiaries Consolidated Balance Sheets, as of December 31, 2001 and 2000

                 Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Operations, years ended December 31, 2001, 2000 and 1999

                 Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Comprehensive Income, years ended December 31, 2001, 2000 and 1999

                 Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Stockholder's Equity, years ended December 31, 2001, 2000 and 1999

                 Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Cash Flows, years ended December 31, 2001, 2000 and 1999

                 Notes to Consolidated Financial Statements

(b)  Exhibits:

       /4/1.1 A copy of resolution of the Board of Directors of Kemper Investors Life Insurance Company dated September 13, 1977

       /4/1.2 A copy of Record of Action of Kemper Investors Life Insurance Company dated April 15, 1983

          2.       Not Applicable

       /3/3.1 Distribution Agreement between Investors Brokerage Services, Inc. and KILICO

       /1/3.2 Addendum to Selling Group Agreement of Kemper Financial Services, Inc.

       /2/3.3      Selling Group Agreement of Investors Brokerage Services, Inc.

      /17/4.1 Form of Group Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contract

      /17/4.2 Form of Certificate to Group Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contract and Unisex Rider

      /17/4.3 Form of Individual Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contract

      /17/4.4      Unisex Rider  (See Exhibit 4.2)

      /10/4.5      Form of Qualified Plan Rider

      /10/4.6 Form of SIMPLE IRA - Individual Retirement Annuity Supplemental Rider

      /10/4.7 Form of Amendment to Contract to Qualify a Roth Individual Retirement Annuity

      /10/4.8      Form of 457 Deferred Compensation Rider

      /10/4.9      Form of Individual Retirement Annuity Rider

      /17/4.10(a)  Form of Optional Enhanced Death Benefit Rider:  Option 1

      /17/4.10(b)  Form of Optional Enhanced Death Benefit Rider:  Option 2

      /11/4.11     Form of Disability Rider

      /11/4.12     Form of Nursing Care Rider

      /11/4.13     Form of ERISA Loan Rider

      /10/5.1      Form of Group Master Application

      /17/5.2      Form of Individual Application

       /3/6. Kemper Investors Life Insurance Company articles of incorporation and by-laws

          7.       Not Applicable

      /14/8.1(a)   Fund  Participation  Agreement by and among The Alger
                   American Fund, Kemper Investors Life Insurance Company and Fred Alger & Company Incorporated

      /14/8.1(b)   Service Agreement between Fred Alger Management, Inc. and
                   Kemper Investors Life Insurance Company

       /5/8.2(a)   Participation  Agreement By and Among Kemper Investors Life
                   Insurance Company and Warburg, Pincus Trust and Credit
                   Suisse Asset Management, LLC (successor to Warburg Pincus
                   Asset  Management, Inc.) and Credit Suisse Asset Management
                   Securities, Inc. (f/k/a Counsellors Securities Inc.)

      /15/8.2(b)   Service Agreement between Credit Suisse Asset Management, LLC
                   (successor to Warburg Pincus Asset Management, Inc.) and
                   Federal Kemper Life Assurance Company and Kemper Investors
                   Life Insurance Company

      /12/8.2(c)   Restatement of Participation Agreement among Counsellors
                   Securities Inc., Warburg Pincus Asset Management, Inc. and/or the Warburg Pincus Funds and Kemper Investors Life Insurance
                   Company

      /13/8.3(a)   Fund Participation Agreement between Kemper Investors Life
                   Insurance Company and The Dreyfus Socially Responsible Growth
                   Fund, Inc.

      /14/8.3(b)   November 1, 1999 Amendment to Fund Participation Agreement
                   between Kemper Investors Life Insurance Company and The
                   Dreyfus Socially Responsible Growth Fund, Inc.

      /14/8.3(c)   Administrative Services Agreement by and between The Dreyfus
                   Corporation and Kemper Investors Life Insurance Company

      /14/8.3(d)   November 1, 1999 Amendment to Administrative Services
                   Agreement by and between The Dreyfus  Corporation  and Kemper
                   Investors Life Insurance Company

       /6/8.4(a)   Participation Agreement between Kemper Investors Life
                   Insurance Company and Scudder Variable Life Investment Fund
                   (now known as Scudder Variable Series I)

       /6/8.4(b)   Participating Contract and Policy Agreement between Kemper
                   Investors Life Insurance Company and Scudder Kemper
                   Investments, Inc.

       /6/8.4(c)   Indemnification Agreement between Kemper Investors Life
                   Insurance Company and Scudder Kemper Investments, Inc.

       /5/8.5 Fund Participation Agreement among Kemper Investors Life Insurance Company, Kemper Investors Fund (now known as Scudder Variable Series II), Zurich Kemper Investments, Inc. and Kemper Distributors, Inc.

      /16/8.6(a)   Form of Fund Participation Agreement by and among Kemper
                   Investors Life Insurance Company, INVESCO Variable
                   Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO
                   Distributors, Inc.

      /16/8.6(b)   Form of Administrative Services Agreement by and between
                   INVESCO Funds Group, Inc., INVESCO Variable  Investment
                   Funds, Inc. and Kemper Investors Life Insurance Company

      /18/8.7(a)   Fund Participation Agreement among Kemper Investors Life
                   Insurance Company, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation

      /19/8.7(b)   Third Amendment to Fund Participation Agreement among Kemper
                   Investors Life Insurance Company, Fidelity Variable Insurance
                   Products Fund and Fidelity Distributors Corporation

      /18/8.7(c)   Fund Participation Agreement among Kemper Investors Life
                   Insurance Company, Fidelity Variable Insurance Products Fund
                   II and Fidelity Distributors Corporation

      /20/8.7(d)   Amendment to Fund Participation Agreement among Kemper
                   Investors Life Insurance  Company, Fidelity Variable
                   Insurance Products Fund II and Fidelity Distributors
                   Corporation

       /2/8.8(a)   Fund Participation Agreement among Kemper Investors Life
                   Insurance Company, Janus Aspen Series and Janus Capital
                   Corporation

      /21/8.8(b)   Service Agreement between Kemper Investors Life Insurance
                   Company and Janus Capital Corporation

      /22/8.9 Fund Participation Agreement by and between Kemper Investors Life Insurance Company and American Century Investment Management, Inc.

      /23/8.10 Fund Participation Agreement between Kemper Investors Life Insurance Company and J.P. Morgan Series Trust II

      /17/9.       Opinion and Consent of Counsel

         10. Consent of PricewaterhouseCoopers LLP, independent accountants

         11.       Not Applicable

         12.       Not Applicable

     /24/13.       Schedules for Computation of Performance Calculations

      /9/17.1 Schedule III: Supplementary Insurance Information (years ended December 31, 2001 and 2000)

      /9/17.2      Schedule IV: Reinsurance (year ended December 31, 2001)

      /7/17.3      Schedule IV: Reinsurance (year ended December 31, 2000)

      /8/17.4      Schedule IV: Reinsurance (year ended December 31, 1999)

      /9/17.5 Schedule V: Valuation and qualifying accounts (year ended December 31, 2001)

      /7/17.6 Schedule V: Valuation and qualifying accounts (year ended December 31, 2000)

      /8/17.7 Schedule V: Valuation and qualifying accounts (year ended December 31, 1999)
-------------

1 Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 1995.

2 Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about September 14, 1995.

3 Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

4 Incorporated by reference to the Registration Statement on Form N-4 for the Registrant (File No. 333-22375) filed on or about February 26, 1997.

5 Incorporated by reference to Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

6 Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

7 Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2000 filed on or about March 28, 2001.

8 Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 1999 filed on or about March 29, 2000.

9 Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2001 filed on or about March 29, 2002.

10 Incorporated by reference to the Initial Registration Statement on Form S-1 for KILICO (File No. 333-61204) filed on or about May 18, 2001.

11 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-61194) filed on or about October 12, 2001.

12 Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about September 14, 1999.

13 Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

14 Incorporated by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

15 Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 (File No. 33-79808) filed on or about April 30, 1997.

16 Incorporated by reference to Amendment No. 7 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 26, 2001.

17 Incorporated by reference to the Initial Registration Statement on Form N-4 for the Registrant (File No. 333-86046) filed on or about April 11, 2002.

18 Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 1996.

19 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-88845) filed on or about December 29, 1999.

20 Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 (File No. 33-65399) filed on or about April 23, 1999.

21 Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

22 Incorporated by reference to the Initial Registration Statement on Form S-1 (File No. 333-32840) filed on or about March 20, 2000.

23 Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.

24 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-86046) filed on or about July 9, 2002.

Item 25. Directors and Officers of Kemper Investors Life Insurance Company

     The directors and principal officers of KILICO are listed below together with their current positions. The address of each officer and director is 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

        Name                               Office with KILICO
        ----                               ------------------
Gale K. Caruso ......... President, Chief Executive Officer and Director
Frederick L. Blackmon .. Executive Vice President, Chief Financial Officer
                         and Director
Russell M. Bostick ..... Executive Vice President and Chief Information Officer
James C. Harkensee ..... Executive Vice President
Edward K. Loughridge ... Executive Vice President and Corporate Development
                         Officer
Debra P. Rezabek ....... Executive Vice President, General Counsel, Corporate
                         Secretary and Director
Richard M. Sousa ....... Executive Vice President and Director
George Vlaisavljevich .. Executive Vice President and Director
Martin D. Feinstein .... Chairman of the Board

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

     Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.

Item 27. Number of Contract Owners

     Registrant has not commenced sales of the Contract, therefore, there are no Contract Owners.

Item 28. Indemnification

     To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company ("KILICO") provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee of agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.(a) Principal Underwriter

     Investors Brokerage Services, Inc., a wholly owned subsidiary of Kemper Investors Life Insurance Company, acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, Kemper Investors Life Insurance Company Variable Annuity Account C and FKLA Variable Separate Account.

Item 29.(b) Information Regarding Principal Underwriter, Investors Brokerage Services, Inc.

     The address of each officer is 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

                                           Position and Offices
            Name                             with Underwriter
            ----                           --------------------
    Gale K. Caruso ....... Chairman and Director
    Michael E. Scherrman . President and Director
    David S. Jorgensen ... Vice President and Treasurer
    Thomas K. Walsh ...... Asst. Vice President and Chief Compliance Officer
    Debra P. Rezabek ..... Secretary
    Frank J. Julian ...... Assistant Secretary
    Allen R. Reed ........ Assistant Secretary
    George Vlaisavljevich  Director

Item 29.(c)

     Not applicable.

Item 30. Location of Accounts and Records

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at its home office at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

Item 31. Management Services

     Not applicable.

Item 32. Undertakings and Representation

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

     Kemper Investors Life Insurance Company ("KILICO") represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

Representation Regarding Contracts Issued to Participants of Tax-Sheltered Annuity Programs

     KILICO, depositor and sponsor of Registrant, KILICO Variable Annuity Separate Account (the "Separate Account"), and Investors Brokerage Services, Inc. ("IBS"), the principal underwriter of the Group Flexible Premium Fixed, Market Value Adjusted and Variable Deferred Annuity Contracts (the "Contracts") issued by Registrant, will issue the Contracts to participants in IRC 403(b) Tax-Sheltered Annuity Programs in reliance upon, and in compliance with, the no-action letter dated November 28, 1988 to American Council of Life Insurance. In connection therewith, KILICO, the Separate Account and IBS represent that they will:

     1. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in each registration statement, including the Prospectus, used in connection with IRC 403(b) Tax-Sheltered Annuity Programs;

     2. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in any sales literature used in connection with the offer of Contracts to 403(b) participants;

     3. Instruct salespeople who solicit participants to purchase Contracts specifically to bring the restrictions on redemption imposed by 403(b)(11) to the attention of potential participants; and

     4. Obtain from each participant who purchases an IRC Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by IRC
          Section 403(b) and the investment alternatives available under the employer's IRC Section 403(b) arrangement, to which the participant may elect to transfer his or her contract value.

Representation Regarding Contracts Issued to Participants in the Texas Optional Retirement Program.

     KILICO, depositor and sponsor of the registrant KILICO Variable Annuity Separate Account, and Investors Brokerage Services, Inc., the principal underwriter of the periodic payment variable annuity contracts (the "Contracts") issued by the registrant, will issue the Contracts to participants in the Texas Optional Retirement Program ("Program") in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940, and represent that they will:

     1. Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

     2. Include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of annuity contracts to Program participants;

     3. Instruct salespeople who solicit Program participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

     4. Obtain from each Program participant who purchases an annuity contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KILICO Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Amendment to the Registration Statement, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Schaumburg and State of Illinois on the 22nd day of July, 2002.

                       KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                       (Registrant)
                       By: Kemper Investors Life Insurance Company

                       BY: /s/  GALE K. CARUSO
                           -----------------------------------------------------
                       Gale K. Caruso, President and Chief Executive Officer

                       KEMPER INVESTORS LIFE INSURANCE COMPANY
                       (Depositor)

                       BY: /s/  GALE K. CARUSO
                           -----------------------------------------------------
                       Gale K. Caruso, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 22nd day of July, 2002.

        Signature                                  Title
        ---------                                  -----

/s/  GALE K. CARUSO           President, Chief Executive Officer and Director
--------------------------
Gale K. Caruso                (Principal Executive Officer)

/s/  FREDERICK L. BLACKMON    Executive Vice President, Chief Financial Officer
--------------------------    and Director (Principal Financial Officer and
Frederick L. Blackmon         Principal Accounting Officer)

/s/  DEBRA P. REZABEK         Director
--------------------------
Debra P. Rezabek

/s/  RICHARD M. SOUSA         Director
--------------------------
Richard M. Sousa

/s/  GEORGE VLAISAVLJEVICH    Director
--------------------------
George Vlaisavljevich

                                  EXHIBIT LIST


The following exhibits are filed herewith:

                                                                                Sequentially
Exhibit                                                                         Numbered
Number                            Description                                   Pages
-------                           -----------                                   ------------

10.       Consent of PricewaterhouseCoopers LLP, independent accountants
